                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                                PROSPECTUS FOR
             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS
                               FORM NY1155 4/00

                                  ISSUED BY:
                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                          666 THIRD AVENUE, 9TH FLOOR
                           NEW YORK, NEW YORK 10017

                                SERVICE CENTER:
                            6610 WEST BROAD STREET
                           RICHMOND, VIRGINIA 23230
                           TELEPHONE: (800) 313-5282

--------------------------------------------------------------------------------

This prospectus, dated May 1, 2011, describes a flexible premium variable deferred annuity contract (the "contract" or "contracts") issued on or after the later of May 1, 2003 or the date on which New York State insurance authorities approve applicable contract modifications. The contract may be offered to individuals and qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "RetireReady/SM/ Choice NY" in our marketing materials. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.

This prospectus describes all material features and benefits of the contract and provides details about Genworth Life of New York VA Separate Account 1 (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments and any enhanced payment amounts, if applicable pursuant to the Enhanced Payment Benefit Option, to the Separate Account, the Guarantee Account, or both. If we apply enhanced payment amounts to your contract, we will apply them with your purchase payment to your Contract Value, and allocate the enhanced payment amounts on a pro-rata basis to the investment options you select in the same ratio as the applicable purchase payment. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings. You should consider this possibility before purchasing the contract. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Capital Appreciation Fund -- Series I shares
Invesco V.I. Core Equity Fund -- Series I shares
Invesco V.I. International Growth Fund -- Series II shares
Invesco Van Kampen V.I. Comstock Fund -- Series II shares (formerly, Van Kampen
  Life Investment Trust -- Comstock Portfolio -- Class II Shares)
Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly,
  The Universal Institutional Funds, Inc. -- Equity and Income Portfolio - Class II Shares)

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
AllianceBernstein Global Thematic Growth Portfolio -- Class B
AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.:
VP Inflation Protection Fund -- Class II

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Basic Value V.I. Fund -- Class III Shares

BlackRock Global Allocation V.I. Fund -- Class III Shares
BlackRock Value Opportunities V.I. Fund -- Class III Shares

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

EATON VANCE VARIABLE TRUST:
VT Floating-Rate Income Fund

FEDERATED INSURANCE SERIES:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE INVESTMENTS FUNDS, INC.:
Core Value Equity Fund -- Class 1 Shares
Money Market Fund
Real Estate Securities Fund -- Class 1 Shares
Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 1 Shares/1/
Total Return Fund -- Class 3 Shares/1/
U.S. Equity Fund -- Class 1 Shares

GENWORTH VARIABLE INSURANCE TRUST:
Genworth Calamos Growth Fund -- Service Shares
Genworth Davis NY Venture Fund -- Service Shares
Genworth Eaton Vance Large Cap Value Fund -- Service Shares
Genworth Enhanced International Index Fund -- Service Shares
Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares Genworth PIMCO StocksPLUS Fund -- Service Shares
Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
  Genworth Columbia Mid Cap Value Fund -- Service Shares)

JANUS ASPEN SERIES:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Growth Stock Series -- Service Class Shares
MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small- & Mid-Cap Fund(R)/VA -- Service Shares
  (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

THE PRUDENTIAL SERIES FUND:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

WELLS FARGO VARIABLE TRUST:
Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen
  Variable Annuity Trust: Evergreen VA Omega Fund -- Class 2)

THE FOLLOWING PORTFOLIO IS NOT AVAILABLE FOR NEW PURCHASE PAYMENTS OR TRANSFERS OR FOR NEW CONTRACTS ISSUED ON OR AFTER NOVEMBER 15, 2004:

JANUS ASPEN SERIES:
Overseas Growth Portfolio -- Service Shares

/1/ The Subaccount invests in Class 1 shares of the Total Return Fund for contracts issued before May 1, 2006. Class 1 Shares of the Total Return Fund are not available for contracts issued on or after May 1, 2006. The Subaccount invests in Class 3 shares of the Total Return Fund for contracts issued on or after May 1, 2006.

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2006:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
VIP Asset Manager/SM/ Portfolio -- Service Class 2

GOLDMAN SACHS VARIABLE INSURANCE TRUST:
Goldman Sachs Mid Cap Value Fund

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) New Discovery Series -- Service Class Shares

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER MAY 1, 2007:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares (formerly, Van
  Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares)

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE TO CONTRACTS ISSUED ON OR AFTER SEPTEMBER 8, 2008:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS):
Invesco V.I. Basic Value Fund -- Series II shares

BLACKROCK VARIABLE SERIES FUNDS, INC.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE INVESTMENTS FUNDS, INC:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio -- Class I

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Investors Trust Series -- Service Class Shares

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares

RYDEX VARIABLE TRUST:
NASDAQ-100(R) Fund

THE FOLLOWING PORTFOLIOS ARE NOT AVAILABLE AS INVESTMENT OPTIONS UNDER CONTRACTS ISSUED ON OR AFTER JANUARY 5, 2009:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.

Not all of these Portfolios may be available in all markets.

THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. YOU BEAR THE INVESTMENT RISK OF INVESTING IN THE PORTFOLIOS.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Service Center at the telephone number or address listed below for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.

The contract is also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contract. Guarantees under the contract are the sole responsibility of the Company.

We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

A Statement of Additional Information, dated May 1, 2011, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy, call us at:

                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

TABLE OF CONTENTS

DEFINITIONS................................................  8

FEE TABLES................................................. 10
   Examples................................................ 13

SYNOPSIS................................................... 14

CONDENSED FINANCIAL INFORMATION............................ 17

THE COMPANY................................................ 18

FINANCIAL CONDITION OF THE COMPANY......................... 18

THE SEPARATE ACCOUNT....................................... 19
   The Portfolios.......................................... 19
   Subaccounts............................................. 21
   Voting Rights........................................... 31
   Asset Allocation Program................................ 31

THE GUARANTEE ACCOUNT...................................... 40

CHARGES AND OTHER DEDUCTIONS............................... 41
   Transaction Expenses.................................... 41
       Surrender Charge.................................... 41
       Exceptions to the Surrender Charge.................. 42
   Deductions from the Separate Account.................... 42
   Charges for the Living Benefit Rider Options............ 43
   Charges for the Death Benefit Rider Options............. 45
   Other Charges........................................... 45

THE CONTRACT............................................... 46
   Purchase of the Contract................................ 46
   Ownership............................................... 47
   Assignment.............................................. 47
   Purchase Payments....................................... 48
   Valuation Day and Valuation Period...................... 48
   Allocation of Purchase Payments......................... 48
   Enhanced Payment Benefit Option......................... 49
   Valuation of Accumulation Units......................... 49

TRANSFERS.................................................. 50
   Transfers Before the Annuity Commencement Date.......... 50
   Transfers from the Guarantee Account to the Subaccounts. 50
   Transfers from the Subaccounts to the Guarantee Account. 50
   Transfers Among the Subaccounts......................... 50
   Telephone/Internet Transactions......................... 51
   Confirmation of Transactions............................ 52
   Special Note on Reliability............................. 52
   Transfers by Third Parties.............................. 52
   Special Note on Frequent Transfers...................... 52
   Dollar Cost Averaging Program........................... 54
   Defined Dollar Cost Averaging Program................... 55
   Portfolio Rebalancing Program........................... 55
   Guarantee Account Interest Sweep Program................ 56

SURRENDERS AND PARTIAL WITHDRAWALS....................................................  56
   Surrenders and Partial Withdrawals.................................................  56
   Restrictions on Distributions from Certain Contracts...............................  57
   Systematic Withdrawal Program......................................................  58
   Guaranteed Minimum Withdrawal Benefit for Life Riders Options......................  58
       Lifetime Income Plus Solution..................................................  59
       Lifetime Income Plus 2008......................................................  71
       Lifetime Income Plus 2007......................................................  83
       Lifetime Income Plus...........................................................  91
       Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007..... 102

DEATH OF OWNER AND/OR ANNUITANT....................................................... 103
   Distribution Provisions Upon Death of Owner or Joint Owner......................... 103
   Death Benefit at Death of Any Annuitant Before Annuity Commencement Date........... 103
   Basic Death Benefit................................................................ 103
   Annual Step-Up Death Benefit Rider Option.......................................... 103
   Termination of Death Benefit Rider Option When Contract Assigned or Sold........... 104
   How to Claim Proceeds and/or Death Benefit Payments................................ 104
   Distribution Rules................................................................. 106

INCOME PAYMENTS....................................................................... 107
   Optional Payment Plans............................................................. 109
   Variable Income Payments........................................................... 110
   Transfers After the Annuity Commencement Date...................................... 110
   Payment Protection Rider Options................................................... 110
       Payment Optimizer Plus......................................................... 110
       Principal Protection Advantage................................................. 120

TAX MATTERS........................................................................... 127
   Introduction....................................................................... 127
   Taxation of Non-Qualified Contracts................................................ 127
   Section 1035 Exchanges............................................................. 130
   Qualified Retirement Plans......................................................... 130
   Federal Income Tax Withholding..................................................... 134
   State Income Tax Withholding....................................................... 134
   Tax Status of the Company.......................................................... 135
   Federal Estate Taxes............................................................... 135
   Generation-Skipping Transfer Tax................................................... 135
   Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010... 135
   Federal Defense of Marriage Act.................................................... 135
   Annuity Purchases by Residents of Puerto Rico...................................... 135
   Annuity Purchases by Nonresident Aliens and Foreign Corporations................... 135
   Foreign Tax Credits................................................................ 135
   Changes in the Law................................................................. 136

REQUESTING PAYMENTS................................................................... 136

SALE OF THE CONTRACTS................................................................. 136

ADDITIONAL INFORMATION................................................................ 138
   Owner Questions.................................................................... 138
   Return Privilege................................................................... 138
   State Regulation................................................................... 138
   Evidence of Death, Age, Gender, Marital Status or Survival......................... 138
   Records and Reports................................................................ 138
   Other Information.................................................................. 138

   Exemption to File Periodic Reports.................... 139
   Legal Proceedings..................................... 139

APPENDIX A -- EXAMPLES OF THE AVAILABLE DEATH BENEFITS... A-1

APPENDIX B -- CONDENSED FINANCIAL INFORMATION............ B-1

TABLE OF CONTENTS -- STATEMENT OF ADDITIONAL INFORMATION

DEFINITIONS

The following terms are used throughout the prospectus:

ACCUMULATION UNIT -- An accounting unit of measure we use to calculate the value in the Separate Account before the income payments commence.

ANNUITANT/JOINT ANNUITANT -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income benefits.

ANNUITY COMMENCEMENT DATE -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

ANNUITY UNIT -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

ASSET ALLOCATION MODEL -- A component of the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

BENEFIT DATE -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

BENEFIT YEAR -- For the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

CODE -- The Internal Revenue Code of 1986, as amended.

CONTRACT DATE -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

CONTRACT VALUE -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

DESIGNATED SUBACCOUNTS -- The Subaccounts available under the Investment Strategy for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FUND -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

GENERAL ACCOUNT -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

GROSS WITHDRAWAL -- For the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, an amount withdrawn from Contract Value, including any surrender charges, any taxes withheld and any premium taxes assessed.

GUARANTEE ACCOUNT -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account.

INCOME START DATE -- For Principal Protection Advantage, the date income payments begin from one or more Payment Protection Plans pursuant to the terms of Principal Protection Advantage.

INCOME START VALUE -- For Principal Protection Advantage, the portion of Contract Value applied to a Payment Protection Plan that provides for monthly income as of the Income Start Date.

INVESTMENT STRATEGY -- The Designated Subaccounts and/or Asset Allocation Model required for the Payment Protection Rider Options and the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. The Investment Strategy is required in order to receive the full benefit under these rider options.

LIFETIME INCOME PLUS -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

LIFETIME INCOME PLUS 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in this prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

LIFETIME INCOME PLUS 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

LIFETIME INCOME PLUS SOLUTION -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

MAXIMUM ANNIVERSARY VALUE -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

PAYMENT OPTIMIZER PLUS -- The marketing name for the Payment ProtectionVariable Annuity Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

PAYMENT PROTECTION PLAN -- A series of variable income payments that are provided pursuant to the terms of Principal Protection Advantage.

PORTFOLIO -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objectives. Not all Portfolios may be available in all markets.

PRINCIPAL PROTECTION ADVANTAGE -- The marketing name for the Payment Protection Rider, which is one of the Payment Protection Rider Options discussed in this prospectus. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

PRINCIPAL PROTECTION DEATH BENEFIT -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

PURCHASE PAYMENT BENEFIT AMOUNT -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

RIDER DEATH BENEFIT -- The death benefit payable under for Lifetime Income Plus and Lifetime Income Plus 2007.

ROLL-UP VALUE -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

SEPARATE ACCOUNT -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

SERVICE CENTER -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

SUBACCOUNT -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as an Investment Subdivision in your contract and/or marketing materials.

SURRENDER VALUE -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable premium tax, annual contract charge, any optional benefit charge and any surrender charge.

VALUATION DAY -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

VALUATION PERIOD -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

WITHDRAWAL BASE -- An amount used to establish the Withdrawal Limit for benefits under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus Solution).

WITHDRAWAL FACTOR -- The percentage used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

WITHDRAWAL LIMIT -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
---------------------------------------------------------------------
Surrender Charge (as a percentage of purchase
 payments partially withdrawn or surrendered)      Maximum of 8%/1,2/
---------------------------------------------------------------------
 Transfer Charge                                       $10.00/3/
---------------------------------------------------------------------

/1/The maximum surrender charge assumes you elect the Enhanced Payment Benefit
   Option at the time of application. The surrender charge declines to $0 for each purchase payment received after eight full years have passed since we received the purchase payment. If you do not elect the Enhanced Payment Benefit Option, the maximum surrender charge is 6% and declines to $0 over a period of seven years for each purchase payment received.

/2/A surrender charge is not assessed on any amounts representing gain. In addition, you may partially withdraw the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/3/We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

PERIODIC CHARGES OTHER THAN PORTFOLIO
EXPENSES
--------------------------------------------------------------------------------------------------
Annual Contract Charge                                            $30.00/1/
--------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                  1.30%
--------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                      0.15%
--------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL
 EXPENSES                                                           1.45%
--------------------------------------------------------------------------------------------------
OPTIONAL BENEFIT (AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSETS
 IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Enhanced Payment Benefit Option                     0.15%                        0.15%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3/ (AS A PERCENTAGE OF YOUR AVERAGE
 DAILY NET ASSETS IN THE SEPARATE ACCOUNT)
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                          0.60%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.75%                        2.00%
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                          0.75%                        2.00%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.85%                        2.00%
--------------------------------------------------------------------------------------------------
Principal Protection Advantage/6/                   0.40%                        1.00%
--------------------------------------------------------------------------------------------------
Payment Optimizer Plus/7/
 Single Annuitant Contract                          0.50%                        1.25%
                                         ---------------------------------------------------------
 Joint Annuitant Contract                           0.65%                        1.25%
--------------------------------------------------------------------------------------------------
LIVING BENEFIT RIDER OPTIONS/3,8/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 without the
 Principal Protection Death Benefit
 Single Annuitant Contract               0.75% of benefit base        2.00% of benefit base
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Lifetime Income Plus 2008 with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single Annuitant Contract               0.75% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
                                         ---------------------------------------------------------
 Joint Annuitant Contract                0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

                                              Current Charge/9/           Maximum Charge/2,9/
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.95% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.20% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.95% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.50% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
DEATH BENEFIT RIDER OPTIONS (AS A PERCENTAGE OF YOUR CONTRACT VALUE
 AT THE TIME THE CHARGE IS TAKEN)/10/
--------------------------------------------------------------------------------------------------
                                               Current Charge              Maximum Charge/2/
                                         ---------------------------------------------------------
Annual Step-Up Death Benefit Rider
 Option                                             0.20%                        0.20%
--------------------------------------------------------------------------------------------------

/1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/3/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/ Lifetime Income Plus is not available for contracts issued on or after May
    1, 2007.

/5/ Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/ Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

/7/ Payment Optimizer Plus is not available for contracts issued after October
    17, 2008.

/8/ We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

  If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

  The charges for each rider will be deducted at the end of the calendar quarter.

  Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/9/ The current and maximum charges reflected in the fee table for Lifetime
    Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:

                                               Current Charge               Maximum Charge
                                         ---------------------------------------------------------
Lifetime Income Plus Solution without
 the Principal Protection Death Benefit
 Single or Joint Annuitant Contract      0.85% of benefit base        2.00% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 45-70
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.15% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the
 Principal Protection Death Benefit --
 Annuitant Age 71-85
 Single or Joint Annuitant Contract      0.85% of benefit base PLUS   2.00% of benefit base PLUS
                                         0.40% of value of Principal  0.50% of value of Principal
                                         Protection Death Benefit     Protection Death Benefit
--------------------------------------------------------------------------------------------------

/10/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see "Sale of the Contract" provision of this prospectus.

The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

ANNUAL PORTFOLIO EXPENSES/1/                                                      MINIMUM MAXIMUM
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.43%   2.27%
-------------------------------------------------------------------------------------------------

/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2010, or restated to reflect Portfolio expenses estimated for the current fiscal year, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.38% and 1.78%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLES

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  .  elected the Enhanced Payment Benefit Option;

  . elected Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
$1,230      $2,619      $3,942       $7,215

The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $586       $1,997      $3,424       $7,074

The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract:

COSTS BASED ON MAXIMUM ANNUAL PORTFOLIO EXPENSES
------------------------------------------------
1 YEAR      3 YEARS     5 YEARS     10 YEARS
------      -------     -------     --------
 $702       $2,117      $3,550       $7,215

Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.45% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract charge of $30 (assumed to be equivalent to 0.30% of the Contract Value);

  . a charge of 0.15% for the Enhanced Payment Benefit Option (deducted daily at an effective annual rate of the assets in the Separate Account);

  . for Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base PLUS a charge of 0.50% of the value of the Principal Protection Death
     Benefit (deducted quarterly from Contract Value);

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually as a percentage of Contract Value).

If the optional riders are not elected, the expense figures shown above would be lower.

SYNOPSIS

WHAT TYPE OF CONTRACT AM I BUYING? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.

HOW DOES THE CONTRACT WORK? Once we approve your application, we will issue a contract to you. During the accumulation period you can use your purchase payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of one of the Payment Protection Rider Options. All income payments made from one of the Payment Protection Rider Options will be made in accordance with the terms of the applicable Payment Protection Rider Option. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus. If only a portion of the contract is being annuitized, monthly income payments will be taxed as partial withdrawals, rather than income payments. See the "Tax Treatment of Principal Protection Advantage" provision of this prospectus.

WHAT IS THE SEPARATE ACCOUNT? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

WHAT ARE MY VARIABLE INVESTMENT CHOICES? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

WHAT IS THE GUARANTEE ACCOUNT? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all markets. See the "Transfers" and "The Guarantee Account" provisions of this prospectus.

WHAT CHARGES ARE ASSOCIATED WITH THIS CONTRACT? If you elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for eight full years, we will assess a surrender charge ranging from 8% to 2%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for eight full years, the surrender charge for those purchase payments reduces to 0%. If you do not elect the Enhanced Payment Benefit Option, should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for six full years, we will assess a surrender charge ranging from 6% to 4%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for six full years, the surrender charge for those purchase payments reduces to 0%.

For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may also partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We may also waive the surrender charge in certain circumstances. See the "Surrender Charge" provision of this prospectus.

We assess charges in the aggregate at an effective annual rate of 1.45% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.15% and a mortality and expense risk charge of 1.30%. We also charge for the optional riders. There is also a $30 annual contract charge which we waive if the Contract Value is more than $40,000 at the time the charge is assessed.

For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If the state in which you reside assesses a premium tax to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions of this prospectus.

There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio as well as Rule 12b-1 fees or service share fees, if applicable. See the "Fee Tables" provision of this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.

We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same (or many of the same) Portfolios of the Funds offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

HOW MUCH MUST I PAY AND HOW OFTEN? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

HOW WILL MY INCOME PAYMENTS BE CALCULATED? We will pay you a monthly income beginning on the Annuity Commencement Date (or the earlier of the Income Start Date and the Annuity Commencement Date if Principal Protection Advantage is elected at the time of application) if any Annuitant is still living. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

WHAT HAPPENS IF I DIE BEFORE THE ANNUITY COMMENCEMENT DATE? Before the Annuity Commencement Date, if an owner, joint owner or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of Owner and/or Annuitant" provision of this prospectus.

MAY I TRANSFER ASSETS AMONG SUBACCOUNTS AND TO AND FROM THE GUARANTEE
ACCOUNT? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments -- Transfers After the Annuity Commencement Date" and "Guarantee Account" provisions of this prospectus. In addition, if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

MAY I SURRENDER THE CONTRACT OR TAKE PARTIAL WITHDRAWALS? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily be subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age

59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. For example, a partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus for more information. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals may affect the benefit you receive under the rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus or to your registered representative, and have us cancel the contract within 10 days after its delivery (or longer if required by applicable law).

If you exercise this right, we will cancel your contract as of the date we receive your request at our Service Center and send you a refund computed as of that day.

If you elect the enhanced payment benefit your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract.

This means that we bear any losses attributable to the enhanced payment amounts during the free look period; we will take any gains associated with the enhanced payment amounts during the free look period. We do not assess a surrender charge on your contract refund. See the "Return Privilege" provision of this prospectus.

If you do not elect the enhanced payment benefit, we will cancel the contract as of the day we receive your request and send you a refund equal to your Contract Value (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

WHAT OPTIONAL BENEFITS ARE AVAILABLE IN THIS PROSPECTUS? We offer several optional benefits by rider in this prospectus. The riders may not be available in all markets.

THE ENHANCED PAYMENT BENEFIT OPTION. The Enhanced Payment Benefit Option is available at an additional charge if elected when you apply for the contract. If you elect this optional rider, we will add a percentage of each purchase payment you make to your Contract Value. Enhanced payments are not considered "purchase payments" for purposes of the contract. In addition, please note that any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base. Please see the "Enhanced Payment Benefit Option" provision of this prospectus for more information.

THE "LIVING BENEFIT RIDER OPTIONS." We currently offer one "living benefit rider option" under this prospectus, Lifetime Income Plus Solution. Four other living benefit riders, Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus Solution, Principal Protection Advantage and Payment Optimizer Plus, are no longer offered for sale.

Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2007. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Under certain circumstances, the benefit provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders may be reduced or lost. In addition, if you terminate the contract or rider, you will lose your benefit. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" provision of this prospectus for more information about the riders and their features.

We discuss two Payment Protection Rider Options in this prospectus: Payment Optimizer Plus and Principal Protection Advantage. These riders provide for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by either of the Payment Protection Rider Options, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. If income payments have not begun and you terminate the contract, you will lose your benefit. Please see the "Income Payments -- Payment Protection Rider Options" provision of this prospectus for more information about the rider and its features.

Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

THE DEATH BENEFIT RIDER OPTIONS. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit provided under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see the "Death of Owner and/or Annuitant" provision of this prospectus for more information about the Annual Step-Up Death Benefit Rider.

ARE THERE ANY RISKS TO PURCHASING ONE OF THE LIVING BENEFIT RIDER OPTIONS OR DEATH BENEFIT RIDER OPTIONS? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

WHEN ARE MY ALLOCATIONS EFFECTIVE WHEN PURCHASING THIS CONTRACT? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. For contract owners that have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), all purchase payments must be allocated in accordance with the Investment Strategy as outlined in the rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and the "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

WHAT ARE THE FEDERAL TAX IMPLICATIONS OF MY INVESTMENT IN THE
CONTRACT? Generally all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includible income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of the Accumulation Unit Values.

THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We have met the certification requirements of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. IMSA certified companies subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, continue to face challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how this market environment may impact your Contract Value and our ability to meet the guarantees under your contract.

ASSETS IN THE SEPARATE ACCOUNT. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

ASSETS IN THE GENERAL ACCOUNT. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of your value in the Separate Account are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. This means that in the event of an insolvency or receivership, you may receive only a portion, or none, of the payments you are due under the contract. See "The Guarantee Account" provision of this prospectus.

OUR FINANCIAL CONDITION. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments to an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include, but are not limited to, bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio have caused us to re-evaluate product offerings. We continue to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

HOW TO OBTAIN MORE INFORMATION. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles ("GAAP"). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.

THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April 1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS

There is a separate Subaccount which corresponds to each Portfolio of a Fund offered under the contracts. You select the Subaccounts to which you allocate purchase payments and Contract Value and you currently may change your future purchase payment allocation without penalty or charges. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. In addition, there are limitations on the number of transfers that may be made in a calendar. See the "Transfers" provision of this prospectus for additional information.

Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

BEFORE CHOOSING A SUBACCOUNT TO WHICH YOU WILL ALLOCATE YOUR PURCHASE PAYMENTS AND CONTRACT VALUE, CAREFULLY READ THE PROSPECTUS FOR EACH PORTFOLIO, ALONG WITH THIS PROSPECTUS. YOU MAY OBTAIN THE MOST RECENT PROSPECTUS FOR EACH PORTFOLIO BY CALLING US AT (800) 313-5282, OR WRITING US AT 6610 WEST BROAD
STREET, RICHMOND, VIRGINIA 23230.   You may also obtain copies of the
prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any Portfolio will meet its objective. We do not guarantee any minimum value for the amounts allocated to the Separate Account. You bear the investment risk of investing in the Subaccounts.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

SUBACCOUNTS

You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if your purchase payments and Contract Value are not allocated in accordance with the Investment Strategy outlined in the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.


                          SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                          ----------------------------------------------------------------------------
AIM VARIABLE INSURANCE    INVESCO V.I. CAPITAL APPRECIATION    Long-term growth of capital.
FUNDS (INVESCO VARIABLE   FUND -- SERIES I SHARES
INSURANCE FUNDS)
                          ----------------------------------------------------------------------------
                          INVESCO V.I. CORE EQUITY FUND --     Long-term growth of capital.
                          SERIES I SHARES
                          ----------------------------------------------------------------------------
                          INVESCO V.I. INTERNATIONAL GROWTH    Long-term growth of capital.
                          FUND -- SERIES II SHARES
                          ----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I.              Seeks capital growth and income
                          COMSTOCK FUND -- SERIES II SHARES    through investments in equity
                          (FORMERLY, VAN KAMPEN LIFE           securities, including common stocks,
                          INVESTMENT TRUST -- COMSTOCK         preferred stocks and securities
                          PORTFOLIO -- CLASS II SHARES)        convertible into common and preferred
                                                               stocks.
                          ----------------------------------------------------------------------------
                          INVESCO VAN KAMPEN V.I. EQUITY       Seeks both capital appreciation and
                          AND INCOME FUND -- SERIES II         current income.
                          SHARES (FORMERLY, THE UNIVERSAL
                          INSTITUTIONAL FUNDS, INC. -- EQUITY
                          AND INCOME PORTFOLIO -- CLASS II
                          SHARES)
                          ----------------------------------------------------------------------------
ALLIANCEBERNSTEIN         ALLIANCEBERNSTEIN BALANCED           Seeks to maximize total return
VARIABLE PRODUCTS SERIES  WEALTH STRATEGY PORTFOLIO --         consistent with the adviser's
FUND, INC.                CLASS B                              determination of reasonable risk.
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GLOBAL             Long-term growth of capital.
                          THEMATIC GROWTH PORTFOLIO --
                          CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN GROWTH AND         Long-term growth of capital.
                          INCOME PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN INTERNATIONAL      Long-term growth of capital.
                          VALUE PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN LARGE CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
                          ALLIANCEBERNSTEIN SMALL CAP          Long-term growth of capital.
                          GROWTH PORTFOLIO -- CLASS B
                          ----------------------------------------------------------------------------
AMERICAN CENTURY          VP INFLATION PROTECTION FUND --      The fund pursues long-term total
VARIABLE PORTFOLIOS II,   CLASS II                             return using a strategy that seeks to
INC.                                                           protect against U.S. inflation.
                          ----------------------------------------------------------------------------
BLACKROCK VARIABLE        BLACKROCK BASIC VALUE V.I.           Seeks capital appreciation, and
SERIES FUNDS, INC.        FUND -- CLASS III SHARES             secondarily, income.

                          ----------------------------------------------------------------------------

                                       ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                 AS APPLICABLE)
--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.

--------------------------------------------------------------------
Seeks capital growth and income        Invesco Advisers, Inc.
through investments in equity
securities, including common stocks,
preferred stocks and securities
convertible into common and preferred
stocks.
--------------------------------------------------------------------
Seeks both capital appreciation and    Invesco Advisers, Inc.
current income.




--------------------------------------------------------------------
Seeks to maximize total return         AllianceBernstein, L.P.
consistent with the adviser's
determination of reasonable risk.
--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.


--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
Long-term growth of capital.           AllianceBernstein, L.P.

--------------------------------------------------------------------
The fund pursues long-term total       American Century Investment
return using a strategy that seeks to  Management, Inc.
protect against U.S. inflation.
--------------------------------------------------------------------
Seeks capital appreciation, and        BlackRock Advisors, LLC
secondarily, income.                   (subadvised by BlackRock
                                       Investment Management, LLC)
--------------------------------------------------------------------


                         SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------------
                         BLACKROCK GLOBAL ALLOCATION V.I.   Seeks high total investment return.
                         FUND -- CLASS III SHARES


                         -----------------------------------------------------------------------------
                         BLACKROCK VALUE OPPORTUNITIES      Seeks long-term growth of capital.
                         V.I. FUND -- CLASS III SHARES

                         -----------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE  COLUMBIA MARSICO GROWTH FUND,      The fund seeks long-term growth of
INSURANCE TRUST I        VARIABLE SERIES -- CLASS A         capital.

                         -----------------------------------------------------------------------------
                         COLUMBIA MARSICO INTERNATIONAL     The fund seeks long-term growth of
                         OPPORTUNITIES FUND, VARIABLE       capital.
                         SERIES -- CLASS B
                         -----------------------------------------------------------------------------
EATON VANCE VARIABLE     VT FLOATING-RATE INCOME FUND       To provide a high level of current
TRUST                                                       income.
                         -----------------------------------------------------------------------------
FEDERATED INSURANCE      FEDERATED HIGH INCOME BOND         Seeks high current income by
SERIES                   FUND II -- SERVICE SHARES          investing in a diversified portfolio of
                                                            high yield, lower-rated corporate
                                                            bonds, commonly referred to as "junk
                                                            bonds."
                         -----------------------------------------------------------------------------
                         FEDERATED KAUFMANN FUND II --      Seeks capital appreciation.
                         SERVICE SHARES


                         -----------------------------------------------------------------------------
FIDELITY(R) VARIABLE     VIP BALANCED PORTFOLIO -- SERVICE  Seeks income and capital growth
INSURANCE PRODUCTS       CLASS 2                            consistent with reasonable risk.
FUND










                         -----------------------------------------------------------------------------
                         VIP CONTRAFUND(R) PORTFOLIO --     Seeks long-term capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP DYNAMIC CAPITAL APPRECIATION   Seeks capital appreciation.
                         PORTFOLIO -- SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP EQUITY-INCOME PORTFOLIO --     Seeks reasonable income. The fund
                         SERVICE CLASS 2                    will also consider the potential for
                                                            capital appreciation. The fund's goal is
                                                            to achieve a yield which exceeds the
                                                            composite yield on the securities
                                                            comprising the S&P 500(R) Index.
                         -----------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --            Seeks to achieve capital appreciation.
                         SERVICE CLASS 2

                         -----------------------------------------------------------------------------
                         VIP GROWTH & INCOME                Seeks high total return through a
                         PORTFOLIO -- SERVICE CLASS 2       combination of current income and
                                                            capital appreciation.
                         -----------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks high total investment return.       BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC and
                                          BlackRock International Limited)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        BlackRock Advisors, LLC
        (subadvised by BlackRock
                                          Investment Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
                                          Marsico Capital Management, LLC)
------------------------------------------------------------------------------
The fund seeks long-term growth of        Columbia Management Investment
capital.                                  Advisers, LLC (subadvised by
        Marsico Capital Management, LLC)
------------------------------------------------------------------------------
To provide a high level of current        Eaton Vance Management
income.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as "junk
bonds."
------------------------------------------------------------------------------
Seeks capital appreciation.               Federated Equity Management
        Company of Pennsylvania
                                          (subadvised by Federated Global
                                          Investment Management Corp.)
------------------------------------------------------------------------------
Seeks income and capital growth           Fidelity Management & Research
consistent with reasonable risk.          Company (FMR) (subadvised by
                  Fidelity Investments Money
                                          Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks capital appreciation.               FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
        FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------


                            SUBACCOUNT INVESTING IN                      INVESTMENT OBJECTIVE
                            ------------------------------------------------------------------------------
                            VIP INVESTMENT GRADE BOND          Seeks as high a level of current income
                            PORTFOLIO -- SERVICE CLASS 2       as is consistent with the preservation of
                                                               capital.
                            ------------------------------------------------------------------------------
                            VIP MID CAP PORTFOLIO --           Seeks long-term growth of capital.
                            SERVICE CLASS 2

                            ------------------------------------------------------------------------------
                            VIP VALUE STRATEGIES PORTFOLIO --  Seeks capital appreciation.
                            SERVICE CLASS 2

                            ------------------------------------------------------------------------------
FRANKLIN TEMPLETON          MUTUAL SHARES SECURITIES FUND --   Seeks capital appreciation, with
VARIABLE INSURANCE          CLASS 2 SHARES                     income as a secondary goal. The fund
PRODUCTS TRUST                                                 normally invests primarily in U.S. and
                                                               foreign equity securities that the
                                                               manager believes are undervalued.
                            ------------------------------------------------------------------------------
                            TEMPLETON GROWTH SECURITIES        Seeks long-term capital growth. The
                            FUND -- CLASS 2 SHARES             fund normally invests primarily in
                                                               equity securities of companies located
                                                               anywhere in the world, including those
                                                               in the U.S. and in emerging markets.
                            ------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.  CORE VALUE EQUITY FUND --          Seeks long-term growth of capital and
                            CLASS 1 SHARES                     future income.
                            ------------------------------------------------------------------------------
                            MONEY MARKET FUND/1/               Seeks a high level of current income
                                                               consistent with the preservation of
                                                               capital and the maintenance of
                                                               liquidity.
                            ------------------------------------------------------------------------------
                            REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                            CLASS 1 SHARES                     current income and capital
                                                               appreciation.
                            ------------------------------------------------------------------------------
                            SMALL-CAP EQUITY FUND --           Seeks long-term growth of capital.
                            CLASS 1 SHARES






                            ------------------------------------------------------------------------------
                            TOTAL RETURN FUND/2/               Seeks the highest total return,
                                                               composed of current income and
                                                               capital appreciation, as is consistent
                                                               with prudent investment risk.

                            ------------------------------------------------------------------------------
                            U.S. EQUITY FUND --                Seeks long-term growth of capital.
                            CLASS 1 SHARES
                            ------------------------------------------------------------------------------
GENWORTH VARIABLE           GENWORTH CALAMOS GROWTH            The fund's investment objective is
INSURANCE TRUST/3/          FUND -- SERVICE SHARES             long-term capital growth.

                            ------------------------------------------------------------------------------
                            GENWORTH DAVIS NY VENTURE          The fund's investment objective is
                            FUND -- SERVICE SHARES             long-term growth of capital.

                            ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                       AS APPLICABLE)
-------------------------------------------------------------------------------
Seeks as high a level of current income    FMR (subadvised by FIMM, FRAC,
as is consistent with the preservation of  FIIA and FIIA(U.K.)L)
capital.
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation.                FMR (subadvised by FMRC, FRAC,
         FMR U.K., FIIA, FIIA(U.K.)L, and
                                           FIJ)
-------------------------------------------------------------------------------
Seeks capital appreciation, with           Franklin Mutual Advisers, LLC
income as a secondary goal. The fund
normally invests primarily in U.S. and
foreign equity securities that the
manager believes are undervalued.
-------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Global Advisors Limited
fund normally invests primarily in
equity securities of companies located
anywhere in the world, including those
in the U.S. and in emerging markets.
-------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
-------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of
liquidity.
-------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated
         (subadvised by Palisade Capital
                                           Management, L.L.C., Champlain
                                           Investment Partners, LLC,
                                           GlobeFlex Capital, LP, Kennedy
                                           Capital Management, Inc. and
                                           SouthernSun Asset Management,
                                           Inc.)
-------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Kennedy Capital
capital appreciation, as is consistent     Management, Inc., Urdang Securities
with prudent investment risk.              Management, Inc. and Palisade
                                           Capital Management, L.L.C.)
-------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management Incorporated

-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital growth.                  Management, Inc. (subadvised by
                                           Calamos Advisors LLC)
-------------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term growth of capital.               Management, Inc. (subadvised by
                                           Davis Selected Advisers, L.P.)
-------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return Fund will be available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return Fund are available.

                    /3/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      SUBACCOUNT INVESTING IN                       INVESTMENT OBJECTIVE
                      -------------------------------------------------------------------------------
                      GENWORTH EATON VANCE LARGE CAP      The fund's investment objective is to
                      VALUE FUND -- SERVICE SHARES        seek total return.

                      -------------------------------------------------------------------------------
                      GENWORTH ENHANCED INTERNATIONAL     The fund's investment objective is to
                      INDEX FUND -- SERVICE SHARES        outperform the Morgan Stanley Capital
                                                          International Europe, Australasia and
                                                          Far East Index ("MSCI EAFE Index")
                                                          while maintaining a market level of
                                                          risk.
                      -------------------------------------------------------------------------------
                      GENWORTH GOLDMAN SACHS              The fund's investment objective is to
                      ENHANCED CORE BOND INDEX            seek to outperform the total return
                      FUND -- SERVICE SHARES              performance of the Barclays Capital
                                                          Aggregate Bond Index (the "Bond
                                                          Index") while maintaining a risk level
                                                          commensurate with the Bond Index.
                      -------------------------------------------------------------------------------
                      GENWORTH LEGG MASON                 The fund's investment objective is to
                      CLEARBRIDGE AGGRESSIVE GROWTH       seek capital appreciation.
                      FUND -- SERVICE SHARES
                      -------------------------------------------------------------------------------
                      GENWORTH PIMCO STOCKSPLUS           The fund's investment objective is to
                      FUND -- SERVICE SHARES              seek total return which exceeds that of
                                                          the S&P 500 Index.

                      -------------------------------------------------------------------------------
                      GENWORTH PYRAMIS(R) SMALL/MID       The fund's investment objective is
                      CAP CORE FUND -- SERVICE SHARES     long-term capital appreciation.
                      (FORMERLY, GENWORTH COLUMBIA
                      MID CAP VALUE FUND -- SERVICE
                      SHARES)
                      -------------------------------------------------------------------------------
JANUS ASPEN SERIES    BALANCED PORTFOLIO -- SERVICE       Seeks long-term capital growth,
                      SHARES                              consistent with preservation of capital
                                                          and balanced by current income.
                      -------------------------------------------------------------------------------
                      FORTY PORTFOLIO -- SERVICE SHARES   A non-diversified portfolio/1/ that seeks
                                                          long-term growth of capital.
                      -------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) INVESTORS GROWTH STOCK       The fund's investment objective is to
INSURANCE TRUST       SERIES -- SERVICE CLASS SHARES      seek capital appreciation.
                      -------------------------------------------------------------------------------
                      MFS(R) TOTAL RETURN SERIES --       The fund's investment objective is to
                      SERVICE CLASS SHARES                seek total return.
                      -------------------------------------------------------------------------------
                      MFS(R) UTILITIES SERIES -- SERVICE  The fund's investment objective is to
                      CLASS SHARES                        seek total return.
                      -------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  OPPENHEIMER BALANCED                Seeks a high total investment return,
ACCOUNT FUNDS         FUND/VA -- SERVICE SHARES           which includes current income and
                                                          capital appreciation.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER CAPITAL                 Seeks capital appreciation by investing
                      APPRECIATION FUND/VA -- SERVICE     in securities of well-known established
                      SHARES                              companies.
                      -------------------------------------------------------------------------------
                      OPPENHEIMER GLOBAL SECURITIES       Seeks long-term capital appreciation
                      FUND/VA -- SERVICE SHARES           by investing a substantial portion of its
                                                          assets in securities of foreign issuers,
                                                          "growth-type" companies, cyclical
                                                          industries and special situations that
                                                          are considered to have appreciation
                                                          possibilities.
                      -------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return.                         Management, Inc. (subadvised by
                                           Eaton Vance Management)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
outperform the Morgan Stanley Capital      Management, Inc.
International Europe, Australasia and
Far East Index ("MSCI EAFE Index")
while maintaining a market level of
risk.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek to outperform the total return        Management, Inc. (subadvised by
performance of the Barclays Capital        Goldman Sachs Asset
Aggregate Bond Index (the "Bond            Management, L.P.)
Index") while maintaining a risk level
commensurate with the Bond Index.
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek capital appreciation.                 Management, Inc. (subadvised by
        ClearBridge Advisors, LLC)
----------------------------------------------------------------------------
The fund's investment objective is to      Genworth Financial Wealth
seek total return which exceeds that of    Management, Inc. (subadvised by
the S&P 500 Index.                         Pacific Investment Management
                                           Company LLC)
----------------------------------------------------------------------------
The fund's investment objective is         Genworth Financial Wealth
long-term capital appreciation.            Management, Inc. (subadvised by
        Pyramis Global Advisors, LLC)


----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek capital appreciation.                 Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
The fund's investment objective is to      Massachusetts Financial Services
seek total return.                         Company
----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation.
----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known established
companies.
----------------------------------------------------------------------------
Seeks long-term capital appreciation       OppenheimerFunds, Inc.
by investing a substantial portion of its
assets in securities of foreign issuers,
"growth-type" companies, cyclical
industries and special situations that
are considered to have appreciation
possibilities.
----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                            SUBACCOUNT INVESTING IN                     INVESTMENT OBJECTIVE
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET FUND/      Seeks high total return.
                            VA -- SERVICE SHARES
                            ----------------------------------------------------------------------------
                            OPPENHEIMER MAIN STREET SMALL-     Seeks capital appreciation.
                            & MID- CAP FUND(R)/VA -- SERVICE
                            SHARES (FORMERLY, OPPENHEIMER
                            MAIN STREET SMALL CAP FUND/VA
                            -- SERVICE SHARES)
                            ----------------------------------------------------------------------------
PIMCO VARIABLE              ALL ASSET PORTFOLIO -- ADVISOR     Seeks maximum real return consistent
INSURANCE TRUST             CLASS SHARES                       with preservation of real capital and
                                                               prudent investment management.
                            ----------------------------------------------------------------------------
                            HIGH YIELD PORTFOLIO --            Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                                                               Invests at least 80% of its assets in a
                                                               diversified portfolio of high yield
                                                               securities ("junk bonds") rated below
                                                               investment grade but rated at least Caa
                                                               by Moody's or CCC by S&P, or, if
                                                               unrated, determined by PIMCO to be
                                                               of comparable quality, subject to a
                                                               maximum of 5% of its total assets in
                                                               securities rated Caa by Moody's or
                                                               CCC by S&P, or, if unrated,
                                                               determined by PIMCO to be of
                                                               comparable quality.
                            ----------------------------------------------------------------------------
                            LONG-TERM U.S. GOVERNMENT          Seeks maximum total return,
                            PORTFOLIO -- ADMINISTRATIVE CLASS  consistent with preservation of capital
                            SHARES                             and prudent investment management.
                            ----------------------------------------------------------------------------
                            LOW DURATION PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
                            TOTAL RETURN PORTFOLIO --          Seeks maximum total return,
                            ADMINISTRATIVE CLASS SHARES        consistent with preservation of capital
                                                               and prudent investment management.
                            ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND  JENNISON PORTFOLIO -- CLASS II     Seeks long-term growth of capital.
                            SHARES

                            ----------------------------------------------------------------------------
                            JENNISON 20/20 FOCUS PORTFOLIO --  Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
                            NATURAL RESOURCES PORTFOLIO --     Seeks long-term growth of capital.
                            CLASS II SHARES

                            ----------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  WELLS FARGO ADVANTAGE VT OMEGA     The fund seeks long-term capital
                            GROWTH FUND -- CLASS 2 (FORMERLY,  appreciation.
                            EVERGREEN VARIABLE ANNUITY TRUST
                            -- EVERGREEN VA OMEGA FUND --
                            CLASS 2)
                            ----------------------------------------------------------------------------

                                            ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks high total return.                 OppenheimerFunds, Inc.

----------------------------------------------------------------------------
Seeks capital appreciation.              OppenheimerFunds, Inc.




----------------------------------------------------------------------------
Seeks maximum real return consistent     Pacific Investment Management
with preservation of real capital and    Company LLC
prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
Invests at least 80% of its assets in a
diversified portfolio of high yield
securities ("junk bonds") rated below
investment grade but rated at least Caa
by Moody's or CCC by S&P, or, if
unrated, determined by PIMCO to be
of comparable quality, subject to a
maximum of 5% of its total assets in
securities rated Caa by Moody's or
CCC by S&P, or, if unrated,
determined by PIMCO to be of
comparable quality.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks maximum total return,              Pacific Investment Management
consistent with preservation of capital  Company LLC
and prudent investment management.
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
Seeks long-term growth of capital.       Prudential Investments LLC
                                         (subadvised by Jennison Associates
                                         LLC)
----------------------------------------------------------------------------
The fund seeks long-term capital         Wells Fargo Funds Management,
appreciation.                            LLC (sub-advised by Wells Capital
       Management Incorporated)


----------------------------------------------------------------------------

The following Portfolio is not available for new purchase payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                                 ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN         INVESTMENT OBJECTIVE               AS APPLICABLE)
                    ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES   OVERSEAS PORTFOLIO --   Seeks long-term growth of capital.  Janus Capital Management LLC
                     SERVICE SHARES
                    ------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:


                           SUBACCOUNT INVESTING IN                 INVESTMENT OBJECTIVE
                           -----------------------------------------------------------------------
FIDELITY(R) VARIABLE       VIP ASSET MANAGER/SM/          Seeks to obtain high total return with
INSURANCE PRODUCTS FUND    PORTFOLIOS -- SERVICE CLASS 2  reduced risk over the long term by allocating its assets among stocks,
                                                          bonds, and short-term instruments.









                           -----------------------------------------------------------------------
GOLDMAN SACHS VARIABLE     GOLDMAN SACHS MID CAP VALUE    Seeks long-term capital appreciation.
INSURANCE TRUST            FUND
                           -----------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE  MFS(R) NEW DISCOVERY SERIES -- The fund's investment objective is to
TRUST                      SERVICE CLASS SHARES           seek capital appreciation.
                           -----------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
----------------------------------------------------------------------------
Seeks to obtain high total return with  Fidelity Management & Research
reduced risk over the long term by      Company (FMR) (subadvised by
allocating its assets among stocks,     Fidelity Investments Money
bonds, and short-term instruments.      Management, Inc. (FIMM), FMR
                                        Co., Inc. (FMRC), Fidelity Research
                                        & Analysis Company (FRAC),
                                        Fidelity Management & Research
                                        (U.K.) Inc. (FMR U.K.), Fidelity
                                        International Investment Advisors
                                        (FIIA), Fidelity International
                                        Investment Advisors (U.K.) Limited
                                        (FIIA(U.K.)L), and Fidelity
                                        Investments Japan Limited (FIJ))
----------------------------------------------------------------------------
Seeks long-term capital appreciation.   Goldman Sachs Asset Management,
 L.P.
----------------------------------------------------------------------------
The fund's investment objective is to   Massachusetts Financial Services
seek capital appreciation.              Company
----------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:


                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         -----------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO VAN KAMPEN V.I. CAPITAL  Seeks capital growth.
FUNDS (INVESCO VARIABLE  GROWTH FUND -- SERIES II SHARES
INSURANCE FUNDS)         (FORMERLY VAN KAMPEN LIFE
                         INVESTMENT TRUST -- CAPITAL
                         GROWTH PORTFOLIO -- CLASS II
                         SHARES)
                         -----------------------------------------------------------------------
LEGG MASON PARTNERS      LEGG MASON CLEARBRIDGE VARIABLE  Seeks total return (that is, a
VARIABLE EQUITY TRUST    EQUITY INCOME BUILDER            combination of income and long-term
                         PORTFOLIO -- CLASS II            capital appreciation). The fund's
                                                          investment objectives may be changed
                                                          without shareholder approval.
                         -----------------------------------------------------------------------

                                        ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Seeks capital growth.                 Invesco Advisers, Inc.





------------------------------------------------------------------------
Seeks total return (that is, a        Legg Mason Partners Fund Advisor,
combination of income and long-term   LLC (subadvised by ClearBridge
capital appreciation). The fund's     Advisors, LLC)
investment objectives may be changed
without shareholder approval.
------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:


                         SUBACCOUNT INVESTING IN                  INVESTMENT OBJECTIVE
                         ------------------------------------------------------------------------
AIM VARIABLE INSURANCE   INVESCO V.I. BASIC VALUE FUND -- Long-term growth of capital.
FUNDS (INVESCO VARIABLE  SERIES II SHARES
INSURANCE FUNDS)
                         ------------------------------------------------------------------------
BLACKROCK VARIABLE       BLACKROCK LARGE CAP GROWTH V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.       FUND -- CLASS III SHARES

                         ------------------------------------------------------------------------
GE INVESTMENTS FUNDS,    INCOME FUND -- CLASS 1 SHARES    Seeks maximum income consistent
INC.                                                      with prudent investment management
                                                          and the preservation of capital.
                         ------------------------------------------------------------------------
                         MID-CAP EQUITY FUND -- CLASS 1   Seeks long-term growth of capital and
                         SHARES/1/                        future income.
                         ------------------------------------------------------------------------
                         PREMIER GROWTH EQUITY            Seeks long-term growth of capital and
                         FUND -- CLASS 1 SHARES           future income rather than current
                                                          income.
                         ------------------------------------------------------------------------

                                         ADVISER (AND SUB-ADVISER(S),
        INVESTMENT OBJECTIVE                   AS APPLICABLE)
------------------------------------------------------------------------
Long-term growth of capital.           Invesco Advisers, Inc.


------------------------------------------------------------------------
Seeks long-term capital growth.        BlackRock Advisors, LLC
 (subadvised by BlackRock
                                       Investment Management, LLC)
------------------------------------------------------------------------
Seeks maximum income consistent        GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------
Seeks long-term growth of capital and  GE Asset Management Incorporated future income.
------------------------------------------------------------------------
Seeks long-term growth of capital and  GE Asset Management Incorporated future income rather than current
income.
------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.


                       SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------
                       S&P 500(R) INDEX FUND/1/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE  Seeks capital appreciation. This
VARIABLE EQUITY TRUST  AGGRESSIVE GROWTH PORTFOLIO --   objective may be changed without
                       CLASS II                         shareholder approval.
                       --------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE  Seeks long-term capital growth with
                       FUNDAMENTAL ALL CAP VALUE        income as a secondary consideration.
                       PORTFOLIO -- CLASS I             This objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) INVESTORS TRUST           The fund's investment objective is to
INSURANCE TRUST        SERIES -- SERVICE CLASS SHARES   seek capital appreciation.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER SMALL- & MID-CAP     Seeks capital appreciation by investing
ACCOUNT FUNDS          GROWTH FUND/VA -- SERVICE        in "growth type" companies.
                       SHARES
                       --------------------------------------------------------------------------
RYDEX VARIABLE TRUST   NASDAQ-100(R) FUND/2/            Seeks to provide investment results
                                                        that correspond to a benchmark for
                                                        over-the-counter securities. The
                                                        portfolio's current benchmark is the
                                                        NASDAQ 100 Index(TM).
                       --------------------------------------------------------------------------

                                           ADVISER (AND SUB-ADVISER(S),
         INVESTMENT OBJECTIVE                     AS APPLICABLE)
---------------------------------------------------------------------------
Seeks growth of capital and              GE Asset Management Incorporated
accumulation of income that              (subadvised by SSgA Funds
corresponds to the investment return of  Management, Inc.)
S&P's 500 Composite Stock Index.
---------------------------------------------------------------------------
Seeks capital appreciation. This         Legg Mason Partners Fund Advisor,
objective may be changed without         LLC (subadvised by ClearBridge
shareholder approval.                    Advisors, LLC)
---------------------------------------------------------------------------
Seeks long-term capital growth with      Legg Mason Partners Fund Advisor,
income as a secondary consideration.     LLC (subadvised by ClearBridge
This objective may be changed without    Advisors, LLC)
shareholder approval.
---------------------------------------------------------------------------
The fund's investment objective is to    Massachusetts Financial Services
seek capital appreciation.               Company
---------------------------------------------------------------------------
Seeks capital appreciation by investing  OppenheimerFunds, Inc.
in "growth type" companies.

---------------------------------------------------------------------------
Seeks to provide investment results      Rydex Advisors II, LLC
that correspond to a benchmark for
over-the-counter securities. The
portfolio's current benchmark is the
NASDAQ 100 Index(TM).
---------------------------------------------------------------------------

                    /1/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                    /2/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                                                                                              ADVISER (AND SUB-ADVISER(S),
                    SUBACCOUNT INVESTING IN                   INVESTMENT OBJECTIVE                  AS APPLICABLE)
                    ---------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  FRANKLIN INCOME SECURITIES        Seeks to maximize income while        Franklin Advisers, Inc.
VARIABLE INSURANCE  FUND -- CLASS 2 SHARES            maintaining prospects for capital
PRODUCTS TRUST                                        appreciation. The fund normally
                                                      invests in both equity and debt
                                                      securities.
                    ---------------------------------------------------------------------------------------------------------
                    FRANKLIN TEMPLETON VIP FOUNDING   Seeks capital appreciation, with      Franklin Templeton Services, LLC
                    FUNDS ALLOCATION FUND -- CLASS 2  income as a secondary goal. The fund  (the fund's administrator)
                    SHARES/1/                         normally invests equal portions in
                                                      Class 1 shares of Franklin Income
                                                      Securities Fund; Mutual Shares
                                                      Securities Fund; and Templeton
                                                      Growth Securities Fund.
                    ---------------------------------------------------------------------------------------------------------

                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

   (1) the investment objective of the Portfolio;

   (2) the Portfolio's performance history;

   (3) the Portfolio's holdings and strategies it uses to try and meet its objectives; and

   (4) the Portfolio's servicing agreement.

The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR SUBACCOUNT OR PORTFOLIO. YOU BEAR THE ENTIRE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

INFORMATION ABOUT THE GENWORTH VARIABLE INSURANCE TRUST. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM, "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts, and administrative services fees payable to the Company. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, if applicable, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio and also pays administrative service fees at an annual rate of 0.25% of its average daily net assets for certain administrative services relating to the Genworth VIT Portfolio. THROUGH YOUR INDIRECT INVESTMENT IN THE GENWORTH VIT PORTFOLIOS, YOU PAY A PROPORTIONATE SHARE OF THESE EXPENSES AND, BECAUSE GFWM IS AN AFFILIATE OF THE COMPANY, THE COMPANY MAY INDIRECTLY BENEFIT AS A RESULT OF MANAGEMENT AND OTHER FEES RECEIVED BY GFWM AND ITS AFFILIATES FROM A GENWORTH VIT PORTFOLIO. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

The Genworth Enhanced International Index Fund is a "fund of funds" that pursues its investment objective by investing in exchange-traded funds and index funds. Because the Portfolio pursues its goals by investing in underlying funds, you will bear a proportionate share of the Portfolio's operating expenses and, also, indirectly, the operating expenses of the underlying funds. A Portfolio, as shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds. More information about the Portfolio and the underlying funds, including information about the fees and expenses of the Portfolio and the underlying funds, can be found in the prospectus for the Portfolio.

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees and administrative service fees) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio and/or the adviser and/or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

PAYMENTS FROM FUNDS AND FUND AFFILIATES. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.

The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund

GE Investments Funds, Inc.:
  Total Return Fund -- Class 1 Shares
  Total Return Fund -- Class 3 Shares

Genworth Variable Insurance Trust:
  Genworth Calamos Growth Fund -- Service Shares
  Genworth Davis NY Venture Fund -- Service Shares

  Genworth Eaton Vance Large Cap Value Fund -- Service Shares
  Genworth Enhanced International Index Fund -- Service Shares
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares Genworth PIMCO StocksPLUS Fund -- Service Shares
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly, Genworth Columbia Mid Cap Value Fund -- Service Shares)

PIMCO Variable Insurance Trust:
  All Asset Portfolio -- Advisor Class Shares
  High Yield Portfolio -- Administrative Class Shares
  Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
  Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
  Jennison Portfolio -- Class II
  Jennison 20/20 Portfolio -- Class II
  Natural Resources Portfolio -- Class II

Wells Fargo Variable Trust:
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2 (formerly, Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund -- Class 2)

As noted above, an investment adviser or distributor of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information).

The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2010 ranged from 0.05% to 0.50%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, and Wells Fargo Variable Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.25% of Separate Account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.

INFORMATION ABOUT THE FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION
FUND. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

VOTING RIGHTS

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM AVAILABLE UNDER THE CONTRACT. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM. THE PROGRAM MAY BE REFERRED TO AS "EFFICIENT EDGE" IN THE BROCHURE OR OTHER MATERIALS.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.

Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase one of the other Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that have not purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.

If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.

If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.

Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures presented by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments by all contract owners and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios that have sub-advisers -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of those GVIT Portfolios. The Genworth Enhanced International Index Fund is advised by GFWM but does not have a sub-adviser. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the sub-advised GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.

BUILD YOUR OWN ASSET ALLOCATION MODEL. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.

When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. IF YOU REJECT THE CHANGE AND, AS A RESULT, YOUR TOTAL CONTRACT VALUE IS NO LONGER INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, YOUR BENEFITS UNDER THE APPLICABLE RIDER WILL BE REDUCED BY 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. CONTRACT OWNERS THAT OWN LIFETIME INCOME PLUS 2008 OR LIFETIME INCOME PLUS SOLUTION MUST ALWAYS ALLOCATE ASSETS IN ACCORDANCE WITH THE INVESTMENT STRATEGY, AND ANY ATTEMPT TO ALLOCATE ASSETS OTHERWISE WILL BE CONSIDERED NOT IN GOOD ORDER AND REJECTED.

Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.

If you did not elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting an Asset Allocation Model

For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options.

If you purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below) or one of the Payment Protection Rider Options and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, you must choose Asset Allocation Model A, B, C, D, or E for your allocations. We will not make this decision, nor will GFWM. The following paragraphs provide some information you may want to consider in making this decision.

You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options or one of the Payment Protection Rider Options, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.

In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. A table disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E is provided on the next page. You should review this information carefully before selecting or changing a Model.

                         MODERATELY                                MODERATELY
   CONSERVATIVE         CONSERVATIVE           MODERATE            AGGRESSIVE           AGGRESSIVE
    ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION           ALLOCATION
     "MODEL A"            "MODEL B"            "MODEL C"            "MODEL D"            "MODEL E"
--------------------------------------------------------------------------------------------------------
                                           INVESTOR PROFILE
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------

                                          INVESTOR OBJECTIVE
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------

                                            BUILD YOUR OWN
                                        ASSET ALLOCATION MODEL
--------------------------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed to, generally, allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60% fixed income to 80% equities/20%
fixed income. These ranges generally fall within the Investor Profile and Investor Objective for Asset
Allocation Model B (Moderately Conservative Allocation) on one end of the spectrum and for Asset
Allocation Model D (Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
--------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              PORTFOLIOS                                    MODEL A MODEL B
----------------------------------------------------------------------------------------------------------------------------
EQUITIES
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       0%      1%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
                             Service Shares                                                                    1%      2%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                     4%      8%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 4%      8%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
                             Genworth Columbia Mid Cap Value Fund -- Service Shares)                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Small/Mid Cap Core           Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
                             (formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)           2%      4%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      1%
                             -----------------------------------------------------------------------------------------------
                             Invesco V.I. International Growth Fund -- Series II shares                        1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
                             Service Shares                                                                   20%     15%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  20%     15%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     22%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                         5%      5%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      3%
----------------------------------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 PORTFOLIOS                                    MODEL C MODEL D MODEL E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Calamos Growth Fund -- Service Shares                       1%      2%      2%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Legg Mason ClearBridge Aggressive Growth Fund --
Service Shares                                                                    3%      4%      5%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     2%      3%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Eaton Vance Large Cap Value Fund -- Service Shares          3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth VIT Genworth PIMCO StocksPLUS Fund -- Service Shares                    12%     16%     20%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                12%     16%     20%
------------------------------------------------------------------------------------------------------
Federated Insurance Series Federated Kaufmann Fund II -- Service Shares           3%      4%      5%
------------------------------------------------------------------------------------------------------
Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares (formerly,
Genworth Columbia Mid Cap Value Fund -- Service Shares)                           3%      4%      5%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small- & Mid- Cap Fund(R)/VA -- Service Shares
(formerly, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares)           6%      8%     10%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      5%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      2%      3%
------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                        2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      4%      6%
------------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                  0%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      1%      1%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
Genworth VIT Genworth Goldman Sachs Enhanced Core Bond Index Fund --
Service Shares                                                                   10%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  12%      5%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         5%      5%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      3%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                      CORE ASSET CLASS                                 SPECIALTY ASSET CLASS            FIXED INCOME ASSET CLASS
                        (20% TO 80%)                                         (0% TO 20%)                      (20% TO 60%)
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Balanced Wealth Strategy Portfolio --        AllianceBernstein Global Thematic        Fidelity VIP Investment
 Class B                                                        Growth Portfolio -- Class B              Grade Bond Portfolio --
AllianceBernstein Growth and Income Portfolio -- Class B       AllianceBernstein International Value     Service Class 2
BlackRock Basic Value V.I. Fund -- Class III Shares             Portfolio -- Class B                    Genworth Goldman Sachs
BlackRock Global Allocation V.I. Fund -- Class III Shares      AllanceBernstein Small Cap Growth         Enhanced Core Bond
Columbia Marsico Growth Fund, Variable Series -- Class A        Portfolio -- Class B                     Index Fund -- Service
Fidelity VIP Balanced Portfolio -- Service Class 2             American Century VP Inflation             Shares
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2         Protection Fund -- Class II             PIMCO VIT Long-Term U.S.
Fidelity VIP Equity-Income Portfolio -- Service Class 2        BlackRock Value Opportunities V.I. Fund   Government Portfolio --
Fidelity VIP Growth & Income Portfolio -- Service Class 2       -- Class III Shares                      Administrative Class
Franklin Templeton VIP Mutual Shares Securities Fund --        Columbia Marsico International            Shares
 Class 2 Shares                                                 Opportunities Fund, Variable Series --  PIMCO VIT Low Duration
Franklin Templeton VIP Templeton Growth Securities              Class B                                  Portfolio --
 Fund -- Class 2 Shares                                        Eaton Vance VT Floating-Rate Income Fund  Administrative Class
GE Investments Funds Core Value Equity Fund --                 Federated High Income Bond Fund II --     Shares
 Class 1 Shares                                                 Service Shares                          PIMCO VIT Total Return
GE Investments Funds Total Return Fund -- Class 3 Shares       Federated Kaufmann Fund II -- Service     Portfolio --
GE Investments Funds U.S. Equity Fund -- Class 1 Shares         Shares                                   Administrative Class
Genworth Davis NY Venture Fund -- Service Shares               Fidelity VIP Dynamic Capital              Shares
Genworth Eaton Vance Large Cap Value Fund                       Appreciation Portfolio -- Service
Genworth PIMCO StocksPLUS Fund -- Service Shares                Class 2
Invesco V.I. Core Equity Fund -- Series I shares               Fidelity VIP Growth Portfolio --
Invesco V.I. International Growth Fund -- Series II shares      Service Class 2
Invesco Van Kampen V.I. Comstock Fund -- Series II shares      Fidelity VIP Mid Cap Portfolio --
 (formerly, Van Kampen Life Investment Trust -- Comstock        Service Class 2
 Portfolio -- Class II Shares)                                 Fidelity VIP Value Strategies Portfolio
Invesco Van Kampen V.I. Equity and Income Fund -- Series        -- Service Class 2
 II shares (formerly, The Universal Institutional Funds, Inc.  GE Investments Funds Real Estate
 -- Equity and Income Portfolio -- Class II Shares)             Securities Fund -- Class 1 Shares
Janus Aspen Balanced Portfolio -- Service Shares               GE Investments Funds Small-Cap Equity
MFS(R) Total Return Series -- Service Class Shares              Fund -- Class 1 Shares
Oppenheimer Balanced Fund/VA -- Service Shares                 Genworth Calamos Growth Fund -- Service
Oppenheimer Capital Appreciation Fund/VA -- Service             Shares
 Shares                                                        Genworth PYRAMIS(R) Small/Mid Cap Core
Oppenheimer Global Securities Fund/VA -- Service Shares         Fund -- Service Shares (formerly,
Oppenheimer Main Street Fund/VA -- Service Shares               Genworth Columbia Mid Cap Value Fund
                                                                -- Service Shares)
                                                               Genworth Enhanced International Index
                                                                Fund -- Service Shares
                                                               Genworth Legg Mason ClearBridge
                                                                Aggressive Growth Fund -- Service
                                                                Shares
                                                               Invesco V.I. Capital Appreciation Fund
                                                                -- Series I shares
                                                               Janus Aspen Forty Portfolio -- Service
                                                                Shares
                                                               MFS(R) Utilities Series -- Service
                                                                Class Shares
                                                               Oppenheimer Main Street Small- & Mid-
                                                                Cap Fund(R)/VA -- Service Shares
                                                                (formerly, Oppenheimer Main Street
                                                                Small Cap Fund/VA -- Service Shares)
                                                               PIMCO VIT All Asset Portfolio --
                                                                Advisor Class Shares
                                                               PIMCO VIT High Yield Portfolio --
                                                                Administrative Class Shares
                                                               Prudential Jennison Portfolio -- Class
                                                                II Shares
                                                               Prudential Jennison 20/20 Focus
                                                                Portfolio -- Class II Shares
                                                               Prudential Natural Resources Portfolio
                                                                -- Class II Shares
                                                               Wells Fargo Advantage VT Omega Growth
                                                                Fund -- Class 2 (formerly, Evergreen
                                                                Variable Annuity Trust -- Evergreen VA
                                                                Omega Fund -- Class 2)


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither our Guarantee Account nor our General Account is generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

Generally, you may allocate your purchase payments and/or transfer assets to the Guarantee Account. For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available for contract owners who have elected Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.

Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. WE CANNOT PREDICT OR GUARANTEE THE LEVEL OF INTEREST RATES IN FUTURE GUARANTEE PERIODS. HOWEVER, THE INTEREST RATES FOR ANY INTEREST RATE GUARANTEE PERIOD WILL BE AT LEAST THE GUARANTEED INTEREST RATE SHOWN IN YOUR CONTRACT.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts, subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program that would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision of this prospectus. Such a program may not be available to all contracts and is not available if you elect one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and your assets are allocated in accordance with the Investment Strategy as prescribed by the rider. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the charges for the Enhanced Payment Benefit Option or any of the other optional riders, if elected.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;

  .  providing tax forms;

  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  .  the risk that the living benefit will be greater than the Surrender Value;

  . the risk that the actual life-span of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges;

  . the risk that the bonus paid, if the Enhanced Payment Benefit Option is elected, will be greater than the revenues from the contract charges (which cannot be changed by us); and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES

Surrender Charge

We assess a surrender charge on partial withdrawals and surrenders of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. The charge will be taken first from any six year interest rate guarantee periods to which you have allocated purchase payment and then from the one year interest rate guarantee periods on a first-in, first-out basis.

The surrender charge, if you elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  8%
         1                  8%
         2                  7%
         3                  7%
         4                  6%
         5                  5%
         6                  4%
         7                  2%
     8 or more              0%
--------------------------------------

The surrender charge, if you do not elect the Enhanced Payment Benefit Option, is as follows:

                     SURRENDER CHARGE
NUMBER OF COMPLETED AS A PERCENTAGE OF
  YEARS SINCE WE     THE SURRENDERED
   RECEIVED THE        OR WITHDRAWN
 PURCHASE PAYMENT    PURCHASE PAYMENT
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
     6 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  . on amounts of Contract Value representing gain (as defined below) or enhanced payment amounts;

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

  .  if a waiver of surrender charge provision applies.

You may withdraw any gain in your contract (including any enhanced payment amounts) free of any surrender charge. We calculate gain in the contract as (a) PLUS (b) MINUS (c) MINUS (d), but not less than zero where:

   (a) is the Contract Value on the Valuation Day we receive your partial withdrawal or surrender request;

   (b) is the total of any withdrawals including surrender charges previously taken;

   (c) is the total of purchase payments made; and

   (d) is the total of any gain previously withdrawn.

In addition to any gain, you may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. The free withdrawal amount is not cumulative from contract year to contract year.

Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). In addition, we will waive the surrender charges if you take income payments pursuant to the terms of either of the Payment Protection Rider Options. We may also waive surrender charges for certain withdrawals made pursuant to the Guaranteed Minimum Withdrawal Benefit for Life Rider Options. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of this prospectus.

DEDUCTIONS FROM THE SEPARATE ACCOUNT

We deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.45% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

Charge for the Enhanced Payment Benefit Option

If you elect the Enhanced Payment Benefit Option, we deduct from the Separate Account an amount, computed daily, equal to an annual rate of 1.60% of the daily net assets of the Separate Account. The charge consists of an administrative expense charge at an effective annual rate of 0.15% and a mortality and expense risk charge at an effective annual rate of 1.30%, as well as a charge at an effective annual rate of 0.15% for the Enhanced Payment Benefit Option. We will allocate the charge for the Enhanced Payment Benefit Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge.

CHARGES FOR THE LIVING BENEFIT RIDER OPTIONS

Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract              0.75% of benefit base
--------------------------------------------------------------------------

   Joint Annuitant Contract               0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We assess a charge for Lifetime Income Plus 2007 currently equal to an annualized rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

We assess a charge for Lifetime Income Plus currently equal to an annualized rate of 0.60% of the daily net assets of the Separate Account for single Annuitant contracts and 0.75% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

We charge you for expenses related to Principal Protection Advantage, if you elected this option at the time of application. This charge is deducted from the Separate Account, computed daily, currently equal to an annual rate of 0.40% of the daily net assets of the Separate Account. This deduction from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not follow the Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and elect to follow the Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.00%.

CHARGES FOR THE DEATH BENEFIT RIDER OPTIONS

Charge for the Annual Step-Up Death Benefit Rider Option

We charge you for expenses related to the Annual Step-Up Death Benefit Rider Option if you elect this option at the time of application. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider Option among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. At surrender, we will charge you a pro-rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider Option is an annual rate of 0.20% of your Contract Value at the time of the deduction.

OTHER CHARGES

Annual Contract Charge

We will deduct an annual contract charge of $30 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge at each contract anniversary and at surrender. We will waive this charge if your Contract Value at the time of deduction is more than $40,000.

We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionately from all assets in the Guarantee Account.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or the Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges

Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company.

Transfer Charges

We reserve the right to impose a charge of up to $10 per transfer. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.

THE CONTRACT

The contract is an individual flexible premium variable deferred annuity contract. We describe your rights and benefits below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits). We will include any differences in your contract.

PURCHASE OF THE CONTRACT

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We will apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in the State of New York and if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 85, unless we approve a different age. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by these firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

PURCHASING THE CONTRACT THROUGH A TAX-FREE "SECTION 1035" EXCHANGE. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

OWNERSHIP

As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, if you reserved this right, and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

Neither the Annuitant nor the Joint Annuitant can be changed.

We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution) at the time of application, the benefits you receive under the rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. If you elected Principal Protection Advantage, you may change the Income Start Date as long as the new Income Start Date occurs on a contract anniversary at least 36 months after the latest reset date of the benefit base or 36 months after the date we receive your last purchase payment. You may not, however, change the Optional Payment Plan if you elected the rider at the time of application and you elect to take income payments under the rider.

ASSIGNMENT

An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, except for an assignment of the benefits provided under Principal Protection Advantage, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.

Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

You may assign the benefits provided by either of the Payment Protection Rider Options. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of either of the Payment Protection Rider Options.

If you elect either of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

PURCHASE PAYMENTS

You may make purchase payments at any frequency and in the amount you select, subject to certain limitations. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $5,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $500 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

VALUATION DAY AND VALUATION PERIOD

We will value Accumulation and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern Time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PURCHASE PAYMENTS

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts PLUS the Guarantee Account at any one time. If you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrender and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Rider Options" and "Income Payments -- Payment Protection Rider Options" provisions of the prospectus. The percentage of purchase payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100. The Guarantee Account may not be available in all markets. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation.

Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Service Center. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Service Center.

ENHANCED PAYMENT BENEFIT OPTION

For contracts issued with Annuitant(s) age 80 or younger, if you elect the Enhanced Payment Benefit Option, we will add a percentage of each purchase payment you make to your Contract Value. Currently, this amount is 4%, but it may vary with each purchase payment and could be zero. We will tell you the amount of the enhanced payment benefit at the time you make your purchase payment. You only can elect this benefit when you apply for your contract. We fund the enhanced payment amount from the assets in our General Account.

We will apply the enhanced payment amount when we apply your purchase payment to your Contract Value, and will allocate the enhanced payment amount on a pro-rata basis to the investment options you select.

There are important things you should consider before you elect the enhanced payment benefit. These include:

  . Over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the enhanced payment benefit may exceed the sum of the enhanced payment amount and any related earnings.

  . Once you elect the enhanced payment benefit, you cannot cancel it. The benefit remains in effect until you surrender or annuitize your contract.

  . Enhanced payments are not considered "purchase payments" for purposes of the contract.

  . We may lower the enhanced payment amount, and we may determine to credit zero percent of each purchase payment you make under your contract. Regardless of the enhanced payment amount, we will continue to charge for the benefit. This means you could be charged for the benefit even though you receive no further enhanced payment amounts.

  . We will recapture the enhanced payment amount if you surrender your contract during the free look period.

  . Please take advantage of the guidance of a qualified financial advisor in evaluating the enhanced payment benefit, as well as the other aspects of the contract.

  .  We may profit from the enhanced payment benefit charge.

In addition, please note that any applicable enhanced payment benefit will not be included in the Withdrawal Base, Rider Death Benefit, Roll-Up Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008, the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit, if applicable, if you elected Lifetime Income Plus Solution, or the benefit base if you elected Payment Optimizer Plus. You will have to reset your benefit under the terms of the applicable rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base, Maximum Anniversary Value or benefit base.

VALUATION OF ACCUMULATION UNITS

Partial withdrawals, surrenders and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense charges, mortality and expense risk charges, and any applicable optional rider charges from assets in the Subaccount. The charges for Lifetime Income Plus 2008, Lifetime Income Plus Solution and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions imposed by the contract and as stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the benefits you receive under the rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts and/or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

TRANSFERS FROM THE GUARANTEE ACCOUNT TO THE SUBACCOUNTS

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. The Guarantee Account may not be available in all markets. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation PLUS 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision) you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

TRANSFERS FROM THE SUBACCOUNTS TO THE GUARANTEE ACCOUNT

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all markets. For contracts issued on of after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, we may also limit the amount that may be allocated to the Guarantee Account to no more than 25% of your Contract Value, as determined at the time of allocation. In addition, where permitted by New York state law, we will refuse new purchase payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG
THE SUBACCOUNTS

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e. you may not call or electronically cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail, such change must also be sent in writing by U.S. Mail or overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the 12th transfer made in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether items (1) or (2) above apply.

We will treat all owners equally with respect to transfer requests.

TELEPHONE/INTERNET TRANSACTIONS

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us, provided we receive written authorization at our Service Center, to execute such transactions prior to such request. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF TRANSACTIONS

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON
RELIABILITY

Please note that the Internet or our telephone system may not always be available. Any computer system or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

TRANSFERS BY
THIRD PARTIES

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios and the management of the Portfolios share this position.

We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON FREQUENT TRANSFERS

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described above in "Transfers Among The Subaccounts." This policy requires contract owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (so-called "time-zone" arbitrage in particular) that rely on "same-day" processing of transfer requests.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfer requests may not be restrictive enough to deter owners seeking to engage in abusive market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios.

In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application;

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment, unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

  . when the assets in the Subaccount investing in the GE Investments Fund, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all markets. We reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day. In addition, for contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, if you terminate your Dollar Cost Averaging program prior to the depletion of assets in the Guarantee Account, we may limit the amount that may be allocated to the Guarantee Account. If we exercise this right, we guarantee the amount limited will be the same as the amount limited for those contracts not participating in a Dollar Cost Averaging program as of the date you terminate your Dollar Cost Averaging program.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the minimum number of transfers we may allow in a calendar year via the Internet, telephone, or facsimile.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit participation in Dollar Cost Averaging and Systematic Withdrawals at the same time.

Dollar Cost Averaging is not available if you have elected one of the Payment Protection Rider Options or one of the

Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.

Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

DEFINED DOLLAR COST AVERAGING PROGRAM

The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Defined Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

PORTFOLIO REBALANCING PROGRAM

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting a completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing Program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not assure a profit or protect against a loss.

GUARANTEE ACCOUNT INTEREST SWEEP PROGRAM

You may instruct us to transfer interest earned on your assets in the Guarantee Account (if available) to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. You may not participate in the Guarantee Account Interest Sweep program if you have elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and you are allocating assets in accordance with the prescribed Investment Strategy. We will discontinue your participation in the Guarantee Account Interest Sweep program if:

  . You elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options at the time of application; and

  . You reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside the prescribed Investment Strategy.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

SURRENDERS AND PARTIAL WITHDRAWALS

We will allow you to surrender your contract or to withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $1,000. If your partial withdrawal request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) the Contract Value (after deduction of any charge for the optional rider(s) and annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.

If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro-rata basis, in proportion to your assets in the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. If you elected one of the Payment Protection Rider Options or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.

A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value. When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

For contracts issued on or after the later of September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, partial withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account (see the "Guarantee Account" provision of this prospectus).

Please remember that partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

Partial withdrawals and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, a 10% additional IRS penalty tax. See the "Tax Matters" provision of this prospectus.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN CONTRACTS

Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

SYSTEMATIC WITHDRAWAL PROGRAM

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value must initially be at least $5,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

  .  you may request only one such change in a calendar quarter; and

  . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw in any contract year free under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus.

If you elect one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, partial withdrawals under a Systematic Withdrawal program may reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Rider Option" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit by the proportion that each Systematic Withdrawal (including any applicable surrender charges and premium taxes assessed) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision of this prospectus.

For contracts issued on or after September 2, 2003, or the date on which New York state insurance authorities approve applicable contract modifications, taking Systematic Withdrawals from the Subaccounts may further reduce or restrict the amount that may be allocated to the Guarantee Account. See the "Guarantee Account" provision of this prospectus.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FOR LIFE RIDER OPTIONS

We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus, Lifetime Income Plus 2007, and Lifetime Income Plus 2008 are no longer available for contracts issued on or after May 1, 2007, December 10, 2007 and November 24, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These rider options are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS SOLUTION. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated

Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

BENEFIT BASE. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that enhanced payments are not considered "purchase payments" for purposes of the contract and this rider. Therefore any applicable enhanced payment will not be included as a purchase payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the enhanced payment or any related earnings, since the enhanced payment and any related earnings will be reflected in the Contract Value. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR THE ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS. PLEASE SEE THE "IMPORTANT NOTE" PROVISION BELOW.

PURCHASE PAYMENT BENEFIT AMOUNT. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

ROLL-UP VALUE. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

MAXIMUM ANNIVERSARY VALUE AND RESET. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base.

For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE MAXIMUM ANNIVERSARY VALUE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS SOLUTION AND WHILE THE RIDER IS IN EFFECT. AS INDICATED ABOVE, YOU MAY TERMINATE THE AUTOMATIC RESET FEATURE OF THE RIDER AT ANY TIME BY SUBMITTING A WRITTEN REQUEST TO US AT OUR SERVICE CENTER AT LEAST 15 DAYS PRIOR TO THE CONTRACT ANNIVERSARY DATE.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE PURCHASE PAYMENT BENEFIT AMOUNT, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by
(b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

DEATH PROVISIONS. At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution ON OR AFTER JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.95% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.20% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.95% of benefit base PLUS
                                              0.50% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution BEFORE JANUARY 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus Solution without the Principal Protection Death
 Benefit

   Single or Joint Annuitant Contract         0.85% of benefit base
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.15% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single or Joint Annuitant Contract         0.85% of benefit base PLUS
                                              0.40% of value of Principal
                                              Protection Death Benefit
------------------------------------------------------------------------------

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal

Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56            97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57            94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58            91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59            88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60            85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61            82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62            79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63            75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64            72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65            69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66            55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67            41,632         11,000        27,884        200,000     100,000     189,830       200,000       47,359
    68            27,884         11,000        14,411        200,000     100,000     189,830       200,000       26,858
    69            14,411         11,000         1,207        200,000     100,000     189,830       200,000        2,655
    70             1,207         11,000             0        200,000     100,000     189,830       200,000            0
    71                 0         11,000             0        200,000     100,000     189,830       200,000            0
    72                 0         11,000             0        200,000     100,000     189,830       200,000            0
    73                 0         11,000             0        200,000     100,000     189,830       200,000            0
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    55          $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56            96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57            93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58            90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59            87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60            84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61            80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62            77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63            74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64            71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65            67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66            53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67            39,518         11,000        25,657        200,000     100,000     189,830       200,000       67,000
    68            25,657         11,000        12,095        200,000     100,000     189,830       200,000       56,000
    69            12,095         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                 0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                 0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                 0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                 0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                 0         11,000             0        200,000     100,000     189,830       200,000            0
    75                 0         11,000             0        200,000     100,000     189,830       200,000            0
    76                 0         11,000             0        200,000     100,000     189,830       200,000            0
    77                 0         11,000             0        200,000     100,000     189,830       200,000            0
    78                 0         11,000             0        200,000     100,000     189,830       200,000            0
    79                 0         11,000             0        200,000     100,000     189,830       200,000            0
    80                 0         11,000             0        200,000     100,000     189,830       200,000            0
    81                 0         11,000             0        200,000     100,000     189,830       200,000            0
    82                 0         11,000             0        200,000     100,000     189,830       200,000            0
    83                 0         11,000             0        200,000     100,000     189,830       200,000            0
    84                 0         11,000             0        200,000     100,000     189,830       200,000            0
    85                 0         11,000             0        200,000     100,000     189,830       200,000            0
    86                 0         11,000             0        200,000     100,000     189,830       200,000            0
    87                 0         11,000             0        200,000     100,000     189,830       200,000            0
    88                 0         11,000             0        200,000     100,000     189,830       200,000            0
    89                 0         11,000             0        200,000     100,000     189,830       200,000            0
    90                 0         11,000             0        200,000     100,000     189,830       200,000            0
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.

                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    52          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62           196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63           210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64           224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65           240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66           243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67           246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68           249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69           252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70           256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71           250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72           254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73           260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74           267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75           274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76           281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77           288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78           295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79           302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80           310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81           317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82           325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83           334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84           342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85           350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86           359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87           368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88           377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89           387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90           397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73           106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74           114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75           122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76           131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77           140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78           149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79           160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80           171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81           183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82           196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83           195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84           194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85           193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86           192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87           191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88           189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89           188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90           186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
-------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.


                                                            PURCHASE
                                          CONTRACT VALUE -   PAYMENT     MAXIMUM
                              WITHDRAWALS  END OF YEAR -     BENEFIT   ANNIVERSARY   ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER     AMOUNT -     VALUE -     VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------------------
    72          $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73           106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74           113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75           120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76           128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77           137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78           146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79           155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80           166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81           177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82           189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83           188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84           186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85           185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86           183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87           182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88           180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89           178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90           177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
-------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008

Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "IMPACT OF WITHDRAWALS" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE PRINCIPAL PROTECTION DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOU WILL ALSO LOSE THE PRINCIPAL PROTECTION DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT OR IF YOU ELECT TO TERMINATE THE RIDER ON ANY CONTRACT ANNIVERSARY ON OR AFTER THE FIFTH CONTRACT ANNIVERSARY.

References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

INVESTMENT STRATEGY FOR LIFETIME INCOME PLUS 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to EITHER one of the four available Asset Allocation Models OR to one or more Designated Subaccounts OR to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. YOUR ALLOCATION INSTRUCTIONS MUST ALWAYS COMPLY WITH THE INVESTMENT STRATEGY.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --  Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C OR D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-

Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Principal Protection Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. YOU MUST ALLOCATE ALL ASSETS TO THE PRESCRIBED INVESTMENT STRATEGY.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE), AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

RESET OF THE BENEFIT. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGES FOR THIS RIDER MAY BE HIGHER

THAN YOUR PREVIOUS CHARGES AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2008 AND WHILE THE RIDER IS IN EFFECT.

IMPACT OF WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE FOLLOWING:

     (A) THE CONTRACT VALUE;

     (B) A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT CALCULATED USING THE 2000 ANNUITY MORTALITY TABLE AND AN INTEREST RATE OF 3%; AND

     (C) THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE).

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE PAYMENT WILL BE AT LEAST $100. THE PRINCIPAL PROTECTION DEATH BENEFIT (IF APPLICABLE) WILL CONTINUE UNDER THIS PROVISION. THE PRINCIPAL PROTECTION DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE PRINCIPAL PROTECTION DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

PRINCIPAL PROTECTION DEATH BENEFIT. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit MINUS the Gross
       Withdrawal.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

RIDER CHARGE. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:


Lifetime Income Plus 2008 without the Principal Protection Death Benefit

   Single Annuitant Contract           0.75% of benefit base
                                       -----------------------------------
   Joint Annuitant Contract            0.85% of benefit base
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
                                       -----------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.15% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85

   Single Annuitant Contract           0.75% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
                                       -----------------------------------
   Joint Annuitant Contract            0.85% of benefit base PLUS
                                       0.40% of value of Principal
                                       Protection Death Benefit
--------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base PLUS 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.


                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    54            97,205             --        94,418        100,000     112,360       112,360      100,000
    55            94,418             --        91,637        100,000     119,102       119,102      100,000
    56            91,637             --        88,857        100,000     126,248       126,248      100,000
    57            88,857             --        86,076        100,000     133,823       133,823      100,000
    58            86,076             --        83,291        100,000     141,852       141,852      100,000
    59            83,291             --        80,497        100,000     150,363       150,363      100,000
    60            80,497             --        77,692        100,000     159,385       159,385      100,000
    61            77,692             --        74,871        100,000     168,948       168,948      100,000
    62            74,871             --        72,030        100,000     179,085       179,085      100,000
    63            72,030             --        69,166        100,000     189,830       189,830      100,000
    64            69,166             --        66,274        100,000     201,220       201,220      100,000
    65            66,274        $11,731        51,617        100,000     213,293       213,293       81,482
    66            51,617         11,731        37,224        100,000     213,293       213,293       61,956
    67            37,224         11,731        23,119        100,000     213,293       213,293       41,101
    68            23,119         11,731         9,296        100,000     213,293       213,293       18,170
    69             9,296         11,731            --        100,000     213,293       213,293           --
    70                --         11,731            --        100,000     213,293       213,293           --
    71                --         11,731            --        100,000     213,293       213,293           --
    72                --         11,731            --        100,000     213,293       213,293           --
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    53          $100,000             --       $97,055       $100,000    $106,000      $106,000     $100,000
    54            97,055             --        94,121        100,000     112,360       112,360      100,000
    55            94,121             --        91,196        100,000     119,102       119,102      100,000
    56            91,196             --        88,275        100,000     126,248       126,248      100,000
    57            88,275             --        85,356        100,000     133,823       133,823      100,000
    58            85,356             --        82,435        100,000     141,852       141,852      100,000
    59            82,435             --        79,508        100,000     150,363       150,363      100,000
    60            79,508             --        76,573        100,000     159,385       159,385      100,000
    61            76,573             --        73,624        100,000     168,948       168,948      100,000
    62            73,624             --        70,658        100,000     179,085       179,085      100,000
    63            70,658             --        67,672        100,000     189,830       189,830      100,000
    64            67,672             --        64,659        100,000     201,220       201,220      100,000
    65            64,659        $11,731        49,903        100,000     213,293       213,293       88,269
    66            49,903         11,731        35,429        100,000     213,293       213,293       76,538
    67            35,429         11,731        21,262        100,000     213,293       213,293       64,807
    68            21,262         11,731         7,397        100,000     213,293       213,293       53,076
    69             7,397         11,731            --        100,000     213,293       213,293       41,344
    70                --         11,731            --        100,000     213,293       213,293       29,613
    71                --         11,731            --        100,000     213,293       213,293       17,882
    72                --         11,731            --        100,000     213,293       213,293        6,151
    73                --         11,731            --        100,000     213,293       213,293           --
    74                --         11,731            --        100,000     213,293       213,293           --
    75                --         11,731            --        100,000     213,293       213,293           --
    76                --         11,731            --        100,000     213,293       213,293           --
    77                --         11,731            --        100,000     213,293       213,293           --
    78                --         11,731            --        100,000     213,293       213,293           --
    79                --         11,731            --        100,000     213,293       213,293           --
    80                --         11,731            --        100,000     213,293       213,293           --
    81                --         11,731            --        100,000     213,293       213,293           --
    82                --         11,731            --        100,000     213,293       213,293           --
    83                --         11,731            --        100,000     213,293       213,293           --
    84                --         11,731            --        100,000     213,293       213,293           --
    85                --         11,731            --        100,000     213,293       213,293           --
    86                --         11,731            --        100,000     213,293       213,293           --
    87                --         11,731            --        100,000     213,293       213,293           --
    88                --         11,731            --        100,000     213,293       213,293           --
    89                --         11,731            --        100,000     213,293       213,293           --
    90                --         11,731            --        100,000     213,293       213,293           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    73          $100,000             --       $97,205       $100,000    $106,000      $106,000     $100,000
    74            97,205             --        94,418        100,000     112,360       112,360      100,000
    75            94,418             --        91,637        100,000     119,102       119,102      100,000
    76            91,637             --        88,857        100,000     126,248       126,248      100,000
    77            88,857             --        86,076        100,000     133,823       133,823      100,000
    78            86,076             --        83,291        100,000     141,852       141,852      100,000
    79            83,291             --        80,497        100,000     150,363       150,363      100,000
    80            80,497             --        77,692        100,000     159,385       159,385      100,000
    81            77,692             --        74,871        100,000     168,948       168,948      100,000
    82            74,871        $12,536        59,494        100,000     179,085       179,085       82,596
    83            59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84            44,426         12,536        29,628        100,000     179,085       179,085       45,266
    85            29,628         12,536        15,126        100,000     179,085       179,085       24,752
    86            15,126         12,536           915        100,000     179,085       179,085        1,683
    87               915         12,536            --        100,000     179,085       179,085           --
    88                --         12,536            --        100,000     179,085       179,085           --
    89                --         12,536            --        100,000     179,085       179,085           --
    90                --         12,536            --        100,000     179,085       179,085           --
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           CONTRACT VALUE -
                               WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
  AGE -      CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR  BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
--------------------------------------------------------------------------------------------------------------
    73           $100,000             --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546        $12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,619        100,000     179,085       179,085       62,392
    85             25,619         12,536        10,998        100,000     179,085       179,085       49,856
    86             10,998         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67           101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68           102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69           104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70           106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71           108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72           109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73           111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74           113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75           115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76           117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77           119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78           122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79           124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80           126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81           128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82           130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83           133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84           135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85           137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86           140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87           142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88           145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89           147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90           150,244         8,263         152,873       150,244     106,000       150,244      152,873
-------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                          CONTRACT VALUE -
                              WITHDRAWALS  END OF YEAR -   WITHDRAWAL    ROLL-UP                     DEATH
   AGE -    CONTRACT VALUE -    TAKEN -     AFTER RIDER      BASE -      VALUE -   BENEFIT BASE -  BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR     CHARGES      END OF YEAR END OF YEAR  END OF YEAR   END OF YEAR
-------------------------------------------------------------------------------------------------------------
    66          $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67           101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68           102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69           103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70           105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71           107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72           108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73           110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74           112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75           114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76           115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77           117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78           119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79           121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80           123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81           125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82           127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83           129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84           131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85           133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86           135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87           138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88           140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89           142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90           144,702         7,959         147,005       144,702     106,000       144,702      147,005
-------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $100 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior contract anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

WITHDRAWAL BASE. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

ROLL-UP VALUE. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) PLUS (b) PLUS (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older Annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider

Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. Please note that we do not consider the enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment will not be included in the Withdrawal Base, Rider Death Benefit or Roll-Up Value, if applicable. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the Withdrawal Base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, and the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE, RIDER DEATH BENEFIT, AND/OR ROLL-UP VALUE FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments or enhanced payment benefits; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. THE RESTORE FEATURE UNDER THIS RIDER MAY BE USED ONLY ONCE AND IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

RESET. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. THE RESET PROVISION IS NOT AVAILABLE ON OR AFTER THE LATEST PERMITTED ANNUITY COMMENCEMENT DATE.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

PLEASE NOTE THAT AN AUTOMATIC RESET WILL OCCUR ON A CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, AN AUTOMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET DATE). PLEASE CAREFULLY CONSIDER THE IMPACT OF AUTOMATIC RESETS WHEN YOU ELECT LIFETIME INCOME PLUS 2007 AND WHILE THE RIDER IS IN EFFECT.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are REDUCED. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE IS REDUCED TO $100, THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM, CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL BEGIN INCOME PAYMENTS. WE WILL MAKE PAYMENTS OF A FIXED AMOUNT FOR THE LIFE OF THE ANNUITANT OR, IF THERE ARE JOINT ANNUITANTS, THE LAST SURVIVING ANNUITANT. THE FIXED AMOUNT PAYABLE ANNUALLY WILL EQUAL THE MOST RECENTLY CALCULATED WITHDRAWAL LIMIT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED BY US. IF THE

    MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY SO THAT THE
     PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THIS PROVISION. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE DEATH OF THE LAST SURVIVING ANNUITANT.

DEATH PROVISIONS. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

   (a) is the purchase payment; and

   (b) is the purchase payment multiplied by 50%.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    63          $100,000            --        $98,000       $100,000    $105,000    $100,000
    64            98,000            --         96,040        100,000     110,000     100,000
    65            96,040            --         94,119        100,000     115,000     100,000
    66            94,119            --         92,237        100,000     120,000     100,000
    67            92,237            --         90,392        100,000     125,000     100,000
    68            90,392            --         88,584        100,000     130,000     100,000
    69            88,584            --         86,813        100,000     135,000     100,000
    70            86,813        $8,400         76,676        100,000     140,000      91,600
    71            76,676         8,400         66,743        100,000     140,000      83,200
    72            66,743         8,400         57,008        100,000     140,000      74,800
    73            57,008         8,400         47,468        100,000     140,000      66,400
    74            47,468         8,400         38,088        100,000     140,000      58,000
    75            38,088         8,400         28,897        100,000     140,000      49,600
    76            28,897         8,400         19,889        100,000     140,000      41,200
    77            19,889         8,400         11,061        100,000     140,000      32,800
    78            11,061         8,400          2,410        100,000     140,000      24,400
    79             2,410         8,400             --        100,000     140,000      16,000
    80                --         8,400             --        100,000     140,000       7,600
    81                --         8,400             --        100,000     140,000          --
    82                --         8,400             --        100,000     140,000          --
    83                --         8,400             --        100,000     140,000          --
    84                --         8,400             --        100,000     140,000          --
    85                --         8,400             --        100,000     140,000          --
    86                --         8,400             --        100,000     140,000          --
    87                --         8,400             --        100,000     140,000          --
    88                --         8,400             --        100,000     140,000          --
    89                --         8,400             --        100,000     140,000          --
    90                --         8,400             --        100,000     140,000          --
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    78          $100,000            --        $98,000       $100,000    $105,000    $100,000
    79            98,000            --         96,040        100,000     110,000     100,000
    80            96,040            --         94,119        100,000     115,000     100,000
    81            94,119            --         92,237        100,000     120,000     100,000
    82            92,237        $8,750         81,642        100,000     125,000      91,250
    83            81,642         8,750         71,259        100,000     125,000      82,500
    84            71,259         8,750         61,084        100,000     125,000      73,750
    85            61,084         8,750         51,112        100,000     125,000      65,000
    86            51,112         8,750         41,340        100,000     125,000      56,250
    87            41,340         8,750         31,733        100,000     125,000      47,500
    88            31,733         8,750         22,319        100,000     125,000      38,750
    89            22,319         8,750         13,092        100,000     125,000      30,000
    90            13,092         8,750          4,050        100,000     125,000      21,250
----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.


                              WITHDRAWALS                  WITHDRAWAL    ROLL-UP   RIDER DEATH
   AGE -    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -      VALUE -    BENEFIT -
END OF YEAR BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR END OF YEAR
----------------------------------------------------------------------------------------------
    66          $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67           102,225         5,775         104,628       102,225     105,000     104,628
    68           104,628         5,775         107,223       104,628     105,000     107,223
    69           107,223         5,897         109,904       107,223     105,000     109,904
    70           109,904         6,045         112,651       109,904     105,000     112,651
    71           112,651         6,196         115,468       112,651     105,000     115,468
    72           115,468         6,351         118,354       115,468     105,000     118,354
    73           118,354         6,509         121,313       118,354     105,000     121,313
    74           121,313         6,672         124,346       121,313     105,000     124,346
    75           124,346         6,839         127,455       124,346     105,000     127,455
    76           127,455         7,010         130,641       127,455     105,000     130,641
    77           130,641         7,185         133,907       130,641     105,000     133,907
    78           133,907         7,365         137,255       133,907     105,000     137,255
    79           137,255         7,549         140,686       137,255     105,000     140,686
    80           140,686         7,738         144,203       140,686     105,000     144,203
    81           144,203         7,931         147,808       144,203     105,000     147,808
    82           147,808         8,129         151,504       147,808     105,000     151,504
    83           151,504         8,333         155,291       151,504     105,000     155,291
    84           155,291         8,541         159,174       155,291     105,000     159,174
    85           159,174         8,755         163,153       159,174     105,000     163,153
    86           163,153         8,973         167,232       163,153     105,000     167,232
    87           167,232         9,198         171,412       167,232     105,000     171,412
    88           171,412         9,428         175,698       171,412     105,000     175,698
    89           175,698         9,663         180,090       175,698     105,000     180,090
    90           180,090         9,905         184,592       180,090     105,000     184,592
----------------------------------------------------------------------------------------------

Lifetime Income Plus

Lifetime Income Plus is not available for contracts issued on or after May 1, 2007.

Lifetime Income Plus provides for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the purchase payments you made to the contract, even if your Contract Value reduces to zero.

Lifetime Income Plus provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions.

If you:

  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007" provision below.

THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT PROVIDED UNDER THE RIDER MAY BE REDUCED OR LOST BASED ON THE WITHDRAWALS YOU TAKE FROM THE CONTRACT. FOR EXAMPLE, YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT WILL BE REDUCED IF YOU TAKE EXCESS WITHDRAWALS IN A BENEFIT YEAR. SEE THE "WITHDRAWALS" PROVISION BELOW. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE
WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT. IN ADDITION, YOU WILL NO LONGER RECEIVE LIFETIME PAYMENTS OF YOUR GUARANTEED MINIMUM WITHDRAWAL BENEFIT IF (I)(A) AFTER A WITHDRAWAL, YOUR CONTRACT VALUE IS LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT OR (B) YOUR CONTRACT VALUE IS REDUCED TO $0 AND (II) YOUR WITHDRAWAL LIMIT IS LESS THAN $100. INSTEAD, YOU COULD RECEIVE, AT LEAST, A LUMP SUM EQUAL TO THE PRESENT VALUE OF FUTURE LIFETIME PAYMENTS IN THE AMOUNT OF THE WITHDRAWAL LIMIT.

THE RIDER DEATH BENEFIT PROVIDED UNDER THE RIDER, IF ELECTED, WILL BE REDUCED AND MAY BE LOST BASED ON WITHDRAWALS YOU TAKE FROM THE CONTRACT. YOUR BENEFIT WILL ALSO BE REDUCED IF YOU CHOOSE NOT TO FOLLOW THE INVESTMENT STRATEGY. SEE THE "IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT" PROVISION BELOW. YOU WILL ALSO LOSE THE RIDER DEATH BENEFIT IF YOU ANNUITIZE OR SURRENDER THE CONTRACT.

WITHDRAWAL LIMIT. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base; and

   (b) is the Withdrawal Factor.

WITHDRAWAL BASE. The Withdrawal Base is an amount used to establish the Withdrawal Limit. The Withdrawal Factor is established based on the attained age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to zero.

Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

PURCHASE PAYMENTS. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the Withdrawal Base or the Rider Death Benefit. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the withdrawal base. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy since the Benefit Date. If you have allocated all assets to the prescribed Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit. If you have not allocated all assets to the prescribed Investment Strategy, the Withdrawal Base still will be increased by the amount of the purchase payment, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO NOT ADJUST THE WITHDRAWAL BASE AND/OR THE RIDER DEATH BENEFIT FOR ANY SUBSEQUENT PURCHASE PAYMENTS RECEIVED. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus that would be associated with such additional purchase payments. For example, if you make purchase payments that are not included in the calculation of your Withdrawal Base or the Rider Death Benefit, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Lifetime Income Plus, because it is less likely that your Contract Value will be less than the Withdrawal Base. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the Withdrawal Base or the Rider Death Benefit when they are applied to the contract. Before making purchase payments that do not increase the Withdrawal Base or Rider Death Benefit, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base and the Rider Death Benefit will not include such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base and the Rider Death Benefit.

IMPACT OF VIOLATING THE INVESTMENT STRATEGY ON THE WITHDRAWAL FACTOR AND RIDER DEATH BENEFIT. Beginning on the first Valuation Day after you choose not to follow the Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election at our Home Office in a form acceptable to us.

WE WILL NOT REDUCE YOUR WITHDRAWAL FACTOR OR RIDER DEATH BENEFIT IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

NOTIFICATION. Transfer requests must be submitted in a form acceptable to us and must be submitted in accordance with the terms of the contract. If your transfer request is received in good order, we will process your transfer request as of the Valuation Day your transfer request is received. If your benefit is not already currently reduced, your transfer request is in good order, and you have not taken a withdrawal subsequent to this transfer request, but such transfer causes your Contract Value to not be allocated in accordance with the Investment Strategy, you will have one opportunity, within five business days from the date the confirmation statement is sent to you, to make another transfer request to the prescribed Investment Strategy without a reduction to your benefit. Such a transfer request will be considered a transfer for purposes of counting the number of transfers allowed in a calendar year. Your Withdrawal Base will not be affected in such circumstances.

This benefit is not available to you if your benefit is: (i) currently reduced due to not allocating assets according to the prescribed Investment Strategy;
(ii) you have already exercised this benefit; or (iii) you request a transfer after five business days from the date the confirmation statement is sent to you.

Exercise of this benefit does not preclude you from exercising the restoration or reset provision.

RESTORATION OR RESET OF THE BENEFIT

RESTORATION. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit.

RESET. For contracts issued on or after November 6, 2006. If all of the Annuitants are age 50 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

For contracts issued prior to November 6, 2006. If all of the Annuitants are age 50 through 59, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date. If the older of the Annuitants is age 60 through 85, you may choose to reset your Withdrawal Base on an annual anniversary of the Contract Date that is at least 36 months after the later of the Contract Date and the last reset date.

If you do reset your Withdrawal Base, as of that date, we will:

  .  reset the Withdrawal Base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 2.00% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

There are similarities as well as distinct differences between restoring your Withdrawal Factor and resetting your Withdrawal Base and Withdrawal Factor. The following provides a comparison of those similarities and differences:

                      RESTORE PROVISION                                                 RESET PROVISION
---------------------------------------------------------------------------------------------------------------------------------
You may restore on a contract anniversary once during the life  You may reset on a contract anniversary periodically after your
of this rider.                                                  Benefit Date.
---------------------------------------------------------------------------------------------------------------------------------
You must allocate all assets to the prescribed Investment       You must allocate all assets to the prescribed Investment
Strategy in effect as of the last Benefit Date prior to the     Strategy available as of the date of the reset.
reduction in benefits.
---------------------------------------------------------------------------------------------------------------------------------
Your rider charge assessed will remain the same as the charge   Your rider charge may increase, not to exceed an annualized
that was in effect as of your last Benefit Date prior to the    rate of 2.00% of assets in the Separate Account, calculated on a
reduction in benefits.                                          daily basis.
---------------------------------------------------------------------------------------------------------------------------------
Your Withdrawal Base will be the lesser of the current          Your Withdrawal Base will be reset to equal your Contract
Contract Value and your prior Withdrawal Base.                  Value as of the date you reset your benefit.
---------------------------------------------------------------------------------------------------------------------------------
The Withdrawal Factor will be restored to 100% of the original  The Withdrawal Factor will be reset to 100% of the original age
age Withdrawal Factor.                                          Withdrawal Factor.
---------------------------------------------------------------------------------------------------------------------------------
The Rider Death Benefit will be the lesser of Contract Value    The Rider Death Benefit will be the lesser of Contract Value
and total purchase payments less Gross Withdrawals.             and total purchase payments less Gross Withdrawals.
---------------------------------------------------------------------------------------------------------------------------------

For either a restoration of your Withdrawal Factor, or a reset of your Withdrawal Base, we must receive notice of your election in writing at our Home Office, at least 15 days prior to your next contract anniversary. You may restore your Withdrawal Factor and Rider Death Benefit once during the life of your contract.

YOU MAY NOT USE THE RESTORE OR RESET PROVISION IF ANY ANNUITANT IS OLDER THAN AGE 85 ON THE CONTRACT ANNIVERSARY. WE RESERVE THE RIGHT TO LIMIT THE RESTORATION DATE TO A CONTRACT ANNIVERSARY ON OR AFTER THREE COMPLETE YEARS FROM THE BENEFIT DATE.

SYSTEMATIC RESETS. You may elect to reset your Withdrawal Base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Home Office at least 15 days prior to your next contract anniversary.

A systematic reset of your Withdrawal Base will occur when your contract value is higher than the Withdrawal Base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE WITHDRAWAL BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR WITHDRAWAL BASE.

WITHDRAWALS. If a Gross Withdrawal PLUS all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base and Rider Death Benefit are REDUCED. The new Withdrawal Base equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base MINUS the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

YOUR CONTRACT VALUE AFTER TAKING A WITHDRAWAL MAY BE LESS THAN THE AMOUNT REQUIRED TO KEEP YOUR CONTRACT IN EFFECT. IN THIS EVENT, OR IF YOUR CONTRACT VALUE BECOMES ZERO, YOUR CONTRACT, ALL RIDERS AND ENDORSEMENTS, INCLUDING THIS RIDER, WILL TERMINATE AND THE FOLLOWING WILL OCCUR:

  . IF THE WITHDRAWAL LIMIT IS LESS THAN $100, WE WILL PAY YOU THE GREATEST OF THE RIDER DEATH BENEFIT, THE CONTRACT VALUE AND THE PRESENT VALUE OF THE WITHDRAWAL LIMIT IN A LUMP SUM CALCULATED USING THE ANNUITY 2000 MORTALITY TABLE AND AN INTEREST RATE OF 3%.

  . IF THE WITHDRAWAL LIMIT IS GREATER THAN OR EQUAL TO $100, WE WILL ISSUE YOU A SUPPLEMENTAL CONTRACT. WE WILL CONTINUE TO PAY YOU THE WITHDRAWAL LIMIT UNTIL THE LAST DEATH OF AN ANNUITANT. WE WILL MAKE PAYMENTS MONTHLY OR ON ANOTHER PERIODIC BASIS AGREED TO BY US. IF THE MONTHLY AMOUNT IS LESS THAN $100, WE WILL REDUCE THE FREQUENCY, TO NO LESS THAN ANNUALLY, SO THAT THE PAYMENT WILL BE AT LEAST $100. THE RIDER DEATH BENEFIT WILL CONTINUE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT WILL BE REDUCED BY EACH PAYMENT MADE UNDER THE SUPPLEMENTAL CONTRACT. THE RIDER DEATH BENEFIT, IF ANY, WILL BE PAYABLE ON THE LAST DEATH OF AN ANNUITANT.

RIDER DEATH BENEFIT. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit payable upon the death of the last Annuitant as described in the "Death Provisions" section below.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy since the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit MINUS the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

CONSIDERATIONS. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

WHEN THE RIDER IS EFFECTIVE

Lifetime Income Plus must be elected at application. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

CHANGE OF OWNERSHIP

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

GENERAL PROVISIONS

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  .  An individual owner must also be an Annuitant.

  .  You may name only your spouse as a joint owner.

  . If there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

  . Under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

DEATH PROVISIONS

At the death of the last Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 50 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base for the new owner will be the death benefit determined as of the first Valuation Day we have receipt of due proof of death and all required forms at our Home Office. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

EXAMPLES

The following examples show how Lifetime Income Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of -2%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (7) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $92,500       $100,000     $94,500
   66        92,500         5,500         85,150        100,000      89,000
   67        85,150         5,500         77,947        100,000      83,500
   68        77,947         5,500         70,888        100,000      78,000
   69        70,888         5,500         63,970        100,000      72,500
   70        63,970         5,500         57,191        100,000      67,000
   71        57,191         5,500         50,547        100,000      61,500
   72        50,547         5,500         44,036        100,000      56,000
   73        44,036         5,500         37,625        100,000      50,500
   74        37,625         5,500         31,343        100,000      45,000
   75        31,343         5,500         25,186        100,000      39,500
   76        25,186         5,500         19,152        100,000      34,000
   77        19,152         5,500         13,239        100,000      28,500
   78        13,239         5,500          7,444        100,000      23,000
   79         7,444         5,500          1,766        100,000      17,500
   80         1,766         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) until the Contract Value reduces to zero, at which time a supplemental contract is issued which pays the Withdrawal Limit for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $5,500        $96,420       $100,000     $94,500
   66        96,420         5,500         88,992        100,000      89,000
   67        88,992         5,500         81,712        100,000      83,500
   68        81,712         5,500         74,578        100,000      78,000
   69        74,578         5,500         67,586        100,000      72,500
   70        67,586         5,500         60,734        100,000      67,000
   71        60,734         5,500         54,020        100,000      61,500
   72        54,020         5,500         47,439        100,000      56,000
   73        47,439         5,500         40,990        100,000      50,500
   74        40,990         5,500         34,641        100,000      45,000
   75        34,641         5,500         28,418        100,000      39,500
   76        28,418         5,500         22,319        100,000      34,000
   77        22,319         5,500         16,343        100,000      28,500
   78        16,343         5,500         10,486        100,000      23,000
   79        10,486         5,500          4,746        100,000      17,500
   80         4,746         5,500              0        100,000      12,000
   81             0         5,500              0        100,000       6,500
   82             0         5,500              0        100,000       1,000
   83             0         5,500              0        100,000           0
   84             0         5,500              0        100,000           0
   85             0         5,500              0        100,000           0
   86             0         5,500              0        100,000           0
   87             0         5,500              0        100,000           0
   88             0         5,500              0        100,000           0
   89             0         5,500              0        100,000           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $100,000        $5,500        $102,500      $100,000     $94,500
   66       102,500         5,638         105,063       102,500      88,863
   67       105,063         5,778         107,689       105,063      83,084
   68       107,689         5,923         110,381       107,689      77,161
   69       110,381         6,071         113,141       110,381      71,090
   70       113,141         6,223         115,969       113,141      64,867
   71       115,969         6,378         118,869       115,969      58,489
   72       118,869         6,538         121,840       118,869      51,951
   73       121,840         6,701         124,886       121,840      45,250
   74       124,886         6,869         128,008       124,886      38,381
   75       128,008         7,040         131,209       128,008      31,341
   76       131,209         7,216         134,489       131,209      24,124
   77       134,489         7,397         137,851       134,489      16,728
   78       137,851         7,582         141,297       137,851       9,146
   79       141,297         7,771         144,830       141,297       1,374
   80       144,830         7,966         148,451       144,830           0
   81       148,451         8,165         152,162       148,451           0
   82       152,162         8,369         155,966       152,162           0
   83       155,966         8,578         159,865       155,966           0
   84       159,865         8,793         163,862       159,865           0
   85       163,862         9,012         167,958       163,862           0
   86       167,958         9,238         172,157       167,958           0
   87       172,157         9,469         176,461       172,157           0
   88       176,461         9,705         180,873       176,461           0
   89       180,873         9,948         185,394       180,873           0
   --------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value on the prior contract anniversary and the Withdrawal Base) for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                         WITHDRAWALS                  WITHDRAWAL  RIDER DEATH
       CONTRACT VALUE -    TAKEN -   CONTRACT VALUE -   BASE -     BENEFIT -
   AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR    END OF YEAR END OF YEAR
   --------------------------------------------------------------------------
   65      $104,000        $ 5,500       $106,820      $100,000     $94,500
   66       106,820          5,875        109,491       106,820      88,625
   67       109,491          6,022        112,228       109,491      82,603
   68       112,228          6,173        115,033       112,228      76,430
   69       115,033          6,327        117,909       115,033      70,104
   70       117,909          6,485        120,857       117,909      63,619
   71       120,857          6,647        123,878       120,857      56,971
   72       123,878          6,813        126,975       123,878      50,158
   73       126,975          6,984        130,150       126,975      43,174
   74       130,150          7,158        133,404       130,150      36,016
   75       133,404          7,337        136,739       133,404      28,679
   76       136,739          7,521        140,157       136,739      21,158
   77       140,157          7,709        143,661       140,157      13,450
   78       143,661          7,901        147,253       143,661       5,548
   79       147,253          8,099        150,934       147,253           0
   80       150,934          8,301        154,707       150,934           0
   81       154,707          8,509        158,575       154,707           0
   82       158,575          8,722        162,539       158,575           0
   83       162,539          8,940        166,603       162,539           0
   84       166,603          9,163        170,768       166,603           0
   85       170,768          9,392        175,037       170,768           0
   86       175,037          9,627        179,413       175,037           0
   87       179,413          9,868        183,898       179,413           0
   88       183,898         10,114        188,496       183,898           0
   89       188,496         10,367        193,208       188,496           0
   --------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the contract earns a net return of 8%;

   (6) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (7) the owner resets the Withdrawal Base on each contract anniversary; and

   (8) the owner dies upon reaching age 90.

                      WITHDRAWALS                    WITHDRAWAL   WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE - LIMIT - BEFORE   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR      WITHDRAWAL   END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------
65      $100,000        $7,000        $101,000         $5,500      $ 93,000     $93,000
66       101,000         7,000         102,080          5,555        94,000      86,000
67       102,080         7,000         103,246          5,614        95,080      79,000
68       103,246         7,000         104,506          5,679        96,246      72,000
69       104,506         7,000         105,867          5,748        97,506      65,000
70       105,867         7,000         107,336          5,823        98,867      58,000
71       107,336         7,000         108,923          5,903       100,336      51,000
72       108,923         7,000         110,637          5,991       101,923      44,000
73       110,637         7,000         112,488          6,085       103,637      37,000
74       112,488         7,000         114,487          6,187       105,488      30,000
75       114,487         7,000         116,645          6,297       107,487      23,000
76       116,645         7,000         118,977          6,416       109,645      16,000
77       118,977         7,000         121,495          6,544       111,977       9,000
78       121,495         7,000         124,215          6,682       114,495       2,000
79       124,215         7,000         127,152          6,832       117,215           0
80       127,152         7,000         130,324          6,993       120,152           0
81       130,324         7,000         133,750          7,168       123,324           0
82       133,750         7,000         137,450          7,356       126,750           0
83       137,450         7,000         141,446          7,560       130,450           0
84       141,446         7,000         145,762          7,780       134,446           0
85       145,762         7,000         150,423          8,017       138,762           0
86       150,423         7,000         155,457          8,273       143,423           0
87       155,457         7,000         160,893          8,550       148,457           0
88       160,893         7,000         166,765          8,849       153,893           0
89       166,765         7,000         173,106          9,172       159,765           0
-----------------------------------------------------------------------------------------

This next example demonstrates the effect of withdrawals exceeding the Withdrawal Limit. It assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to $7,000 each year for the rest of the owner's life;

   (8) the owner resets his Withdrawal Base on each contract anniversary; and

   (9) the owner dies upon reaching age 90.

                      WITHDRAWALS                    WITHDRAWAL   WITHDRAWAL  RIDER DEATH
    CONTRACT VALUE -    TAKEN -   CONTRACT VALUE - LIMIT - BEFORE   BASE -     BENEFIT -
AGE BEGINNING OF YEAR END OF YEAR   END OF YEAR      WITHDRAWAL   END OF YEAR END OF YEAR
-----------------------------------------------------------------------------------------
65      $104,000        $7,000        $105,320        $ 5,500      $ 93,000     $93,000
66       105,320         7,000         106,746          5,793        98,320      86,000
67       106,746         7,000         108,285          5,871        99,746      79,000
68       108,285         7,000         109,948          5,956       101,285      72,000
69       109,948         7,000         111,744          6,047       102,948      65,000
70       111,744         7,000         113,683          6,146       104,744      58,000
71       113,683         7,000         115,778          6,253       106,683      51,000
72       115,778         7,000         118,040          6,368       108,778      44,000
73       118,040         7,000         120,484          6,492       111,040      37,000
74       120,484         7,000         123,122          6,627       113,484      30,000
75       123,122         7,000         125,972          6,772       116,122      23,000
76       125,972         7,000         129,050          6,928       118,972      16,000
77       129,050         7,000         132,374          7,098       122,050       9,000
78       132,374         7,000         135,964          7,281       125,374       2,000
79       135,964         7,000         139,841          7,478       128,964           0
80       139,841         7,000         144,028          7,691       132,841           0
81       144,028         7,000         148,550          7,922       137,028           0
82       148,550         7,000         153,434          8,170       141,550           0
83       153,434         7,000         158,709          8,439       146,434           0
84       158,709         7,000         164,406          8,729       151,709           0
85       164,406         7,000         170,558          9,042       157,406           0
86       170,558         7,000         177,203          9,381       163,558           0
87       177,203         7,000         184,379          9,746       170,203           0
88       184,379         7,000         192,129         10,141       177,379           0
89       192,129         7,000         200,500         10,567       185,129           0
-----------------------------------------------------------------------------------------

Investment Strategy for Lifetime Income Plus and Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus or Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. The Investment Strategy for Lifetime Income Plus 2008 is discussed above in the "Lifetime Income Plus 2008" provision of this prospectus. The Investment Strategy for Lifetime Income Plus Solution is discussed above in the "Lifetime Income Plus Solution" provision of this prospectus.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contact owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contact Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Date after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY AND THE GUARANTEED AMOUNT AVAILABLE FOR WITHDRAWAL WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION OF YOUR BENEFIT. YOU MAY RESET YOUR BENEFIT ON THE NEXT AVAILABLE RESET DATE AS DESCRIBED IN THE "RESTORATION OR RESET OF THE BENEFIT" PROVISION.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Fund -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

DEATH OF OWNER AND/OR ANNUITANT

DISTRIBUTION PROVISIONS UPON DEATH OF OWNER OR JOINT OWNER

In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required at the first death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day as of which we have receipt of request for surrender or choice of applicable payment options, due proof of death and any required forms at our Service Center.

DEATH BENEFIT AT DEATH OF ANY ANNUITANT BEFORE ANNUITY COMMENCEMENT DATE

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider Option.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider Option is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

BASIC DEATH BENEFIT

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals and any applicable premium tax, calculated as of the Valuation Day we receive due proof of death and all required forms; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium tax assessed) reduces your Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The Annual Step-Up Death Benefit Rider Option adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider Option, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider Option described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium tax assessed) reduces the Contract Value.

The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, PLUS purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium taxes paid since the last reset date.

Partial withdrawals (including any withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium tax assessed) reduces the Contract Value.

You may only elect the Annual Step-Up Death Benefit Rider Option at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until annuity payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider Option may not be available in all markets. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider Option.

TERMINATION OF DEATH BENEFIT RIDER OPTION WHEN CONTRACT ASSIGNED OR SOLD

The Annual Step-Up Death Benefit Rider Option will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

HOW TO CLAIM PROCEEDS AND/OR DEATH BENEFIT PAYMENTS

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or joint Annuitant if the owner or joint owner is a non-natural entity;

the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

   (1) owner or joint owner;

   (2) primary beneficiary;

   (3) contingent beneficiary;

   (4) owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of the death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

PAYMENT CHOICES. The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices:

   (1) receive the proceeds in a lump sum;

   (2) receive the proceeds over a period of five years following the date of death. At the end of the five year period, any remaining amount will be distributed in a lump sum (if the designated beneficiary dies before all payments have been distributed, the remaining proceeds will be paid to the person or entity named by the designated beneficiary or his or her estate if no person or entity is named);

   (3) elect Optional Payment Plan (1) or (2) as described in the "Optional Payment Plans" provision of this prospectus. If elected, payments must commence no later than one year after the date of death. In addition, if Optional Payment Plan (1) is chosen, the period certain cannot exceed the designated beneficiary's life expectancy and if Optional Payment Plan (2) is chosen, the fixed period cannot exceed the designated beneficiary's life expectancy; or

   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, we will pay the proceeds over a period of five years following the date of death.

STRETCH PAYMENT CHOICES

The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

SPENDTHRIFT PROVISION. An owner may, by providing written notice to our Service Center in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Service Center in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

DISTRIBUTION RULES

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code. These rules also apply where federal tax law does not provide alternative distribution rules. These rules do not apply to Qualified Contracts and, if alternative distribution rules apply, contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.

If the sole designated beneficiary is the surviving spouse of the deceased owner, the surviving spouse may elect to continue the contract with the surviving spouse as the owner. If the deceased owner was also an Annuitant or joint Annuitant, the surviving spouse will automatically become the new sole Annuitant. As the new named owner and Annuitant, the surviving spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. Should the surviving spouse remarry, the new spouse may not exercise this provision at the death of the surviving spouse. If the surviving spouse is one of multiple designated beneficiaries, the surviving spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.

If the designated beneficiary(ies) is not the surviving spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 1 or 2 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 3 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.

When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of death, notwithstanding any other provision of the contract.

INCOME PAYMENTS

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. (If Principal Protection Advantage is elected, income payments may begin on a different date under the terms of the rider. See the "Principal Protection Advantage" provision in this section.) The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments up to the time income payments begin, to any date at least 13 months after your Contract Date and within one year of the last Annuity Commencement Date. The new Annuity Commencement Date cannot be a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit cannot be any later than the contract anniversary following the Annuitant's 90th birthday (or younger Annuitant's 90th birthday in the case of Joint Annuitants). Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.

An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if one of the Payment Protection Rider Options applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with 10 Years Period Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan.

An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

We will pay a monthly income benefit to the owner beginning on the Annuity Commencement Date provided the Annuitant(s) is still living. Unless you have elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan or a Joint Life and Survivor Income with 10 Years Certain plan variable income payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected one of the Payment Protection Rider Options and you have elected to take income payments under the rider, we will pay monthly income over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract on the date immediately preceding the Annuity Commencement Date in a lump sum in which case we will cancel the contract. See the "Requesting Payments" provision of this prospectus.

Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Life with 10 Years Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10 year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay the discounted amount in a lump sum.

The contract provides optional forms of annuity payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at a minimum rate of 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, and if applicable, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under the monthly income benefit and all of the Optional Payment Plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

  . your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date;

  . the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

  .  the specific payment plan you choose; and

  . if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL PAYMENT PLANS

The following Optional Payment Plans are available under the contract unless you have fully annuitized under either of the Payment Protection Rider Options:

   OPTIONAL PAYMENT PLAN 1 -- LIFE INCOME WITH PERIOD CERTAIN. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 2 -- INCOME FOR A FIXED PERIOD. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 3 -- INCOME OF A DEFINITE AMOUNT. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   OPTIONAL PAYMENT PLAN 4 -- INTEREST INCOME. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

   OPTIONAL PAYMENT PLAN 5 -- JOINT LIFE AND SURVIVOR INCOME. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

   OPTIONAL PAYMENT PLAN 6 -- FIXED INCOME FOR LIFE. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 5 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Withdrawals" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment Plan 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 2 and 3 may not satisfy minimum required distribution rules. Optional Payment Plan 4 is not available to contracts issued as Qualified Contracts. Consult a tax adviser before electing one of these options.

VARIABLE INCOME PAYMENTS

The monthly amount of your first variable income payment will equal your Surrender Value on the Valuation Day immediately preceeding your Annuity Commencement Date, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing by one PLUS the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect one of the Payment Protection Rider Options, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. However, we reserve the right to limit the number of transfers if necessary for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

PAYMENT PROTECTION RIDER OPTIONS

We discuss two Payment Protection Rider Options in this prospectus: Principal Protection Advantage and Payment Optimizer Plus. These Payment Protection Rider Options are discussed in separate sections below. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. Principal Protection Advantage is not available for contracts issued on or after January 5, 2007. There is an extra charge for each of the Payment Protection Rider Options.

Payment Optimizer Plus

Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Please note that we do not consider enhanced payment benefits as "purchase payments" for purposes of the contract and this rider. Therefore, any applicable enhanced payment benefit will not be included in the benefit base. You will have to reset your benefit under the terms of the rider to capture the enhanced payment benefit or any related earnings in the benefit base. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. EVEN IF YOUR BENEFIT IS REDUCED, YOU WILL CONTINUE TO PAY THE FULL AMOUNT CHARGED FOR THE RIDER.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts", "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund --
        Class III;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --
        Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --
        Oppenheimer Balanced Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

WE WILL NOT REDUCE YOUR BENEFIT BASE OR INCOME BASE IF YOU ARE NOT FOLLOWING THE INVESTMENT STRATEGY DUE TO A PORTFOLIO LIQUIDATION OR A PORTFOLIO DISSOLUTION AND THE ASSETS ARE TRANSFERRED FROM THE LIQUIDATED OR DISSOLVED PORTFOLIO TO ANOTHER PORTFOLIO.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Enhanced payment benefits will have a similar effect on your contract because they increase Contract Value but do not adjust the benefit base when they are applied to the contract. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments or enhanced payment benefits; (ii) any such purchase payments or enhanced payment benefits make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

RESET OF BENEFIT BASE.   If all of the Annuitants are ages 50 through 85, you
may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Home Office at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

SYSTEMATIC RESETS. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

PLEASE NOTE THAT A SYSTEMATIC RESET WILL OCCUR ON AN AVAILABLE CONTRACT ANNIVERSARY IF CONTRACT VALUE IS EVEN NOMINALLY HIGHER THAN THE BENEFIT BASE (E.G., AS LITTLE AS $1.00 HIGHER) AND, THEREFORE, A SYSTEMATIC RESET MAY NOT BE IN YOUR BEST INTEREST BECAUSE: (I) THE CHARGE FOR THIS RIDER MAY BE HIGHER THAN YOUR PREVIOUS CHARGE; AND (II) THE INVESTMENT STRATEGY WILL BE RESET TO THE CURRENT INVESTMENT STRATEGY (THE INVESTMENT STRATEGY OFFERED ON THE RESET
DATE). PLEASE CAREFULLY CONSIDER WHETHER IT IS IN YOUR BEST INTEREST TO ELECT TO SYSTEMATICALLY RESET YOUR BENEFIT BASE.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Maturity Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

GUARANTEED PAYMENT FLOOR. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

INITIAL MONTHLY INCOME. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment: The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, MINUS an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           YEAR PAYMENTS BEGIN  MAXIMUM
                           --------------------   AGE
                           AFTER    PRIOR TO   ADJUSTMENT
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

SUBSEQUENT MONTHLY INCOME.   Subsequent annual income amounts are determined by
means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, MINUS 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, PLUS 12 multiplied by the actual subsequent monthly income for the current annuity year, MINUS 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   LEVEL   GUARANTEED CHANGE IN  ADJUSTMENT            NET
         ANNUAL   INCOME    PAYMENT   ADJUSTMENT  ACCOUNT             ANNUAL
 ANNUITY INCOME   AMOUNT     FLOOR     ACCOUNT    BALANCE   MONTHLY INVESTMENT
  YEAR   AMOUNT  (MONTHLY) (MONTHLY)  (ANNUALLY) (MONTHLY)  INCOME    RETURN
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

DEATH PROVISIONS

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN DEATH OCCURS BEFORE MONTHLY INCOME STARTS. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

WHEN THIS RIDER IS EFFECTIVE

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

CHANGE OF OWNERSHIP

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

GENERAL PROVISIONS

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . if you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a joint owner or Joint Annuitant only.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLES

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first example also assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or partial withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,517  $543      $583     $583     $  483    $100,000
           2     6,266   522       583      583      1,217      93,000
           3     6,025   502       583      583      2,191      86,000
           4     5,794   483       583      583      3,398      79,000
           5     5,571   464       583      583      4,827      72,000
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

This next example assumes:

   (1) the owner purchases the contract for $100,000;

   (2) a bonus credit of $4,000 (4% of $100,000) is applied to the contract;

   (3) the owner makes no additional purchase payments or partial withdrawals;

   (4) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (5) the contract earns a net return of 0%;

   (6) the owner resets benefit base on each contract anniversary;

   (7) the Annuity Commencement Date is the third contract anniversary;

   (8) the guaranteed payment floor percentage is 7%;

   (9) the 12 month, period certain, single payment immediate annuity rate is 0%; and

  (10) there is no premium tax.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,778  $565      $607     $607     $  502    $104,000
           2     6,517   543       607      607      1,265      96,720
           3     6,267   522       607      607      2,279      89,440
           4     6,026   502       607      607      3,534      82,160
           5     5,794   483       607      607      5,020      74,880
        ---------------------------------------------------------------



The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $104,000 x .06517 = $6,778). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $565 ($6,778 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($104,000 x .07) / 12 = $607). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $607 and $565. The additional death proceeds equal the income base MINUS the sum of all monthly income paid.

Principal Protection Advantage

Principal Protection Advantage is not available for contracts issued on or after January 5, 2007.

Principal Protection Advantage provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments (a "Payment Protection Plan") determined on the date you elect to take such payments (the "Income Start Date"). If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment, for each Payment Protection Plan, will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero.

INVESTMENT STRATEGY

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. In addition, if you are taking income payments and still have Contract Value in the contract, you may have assets allocated to different Investment Strategies. Your ability to choose different Investment Strategies is limited, as described below.

For contracts issued on or after May 1, 2007 and for contract owners who reset their benefit under the rider on or after May 1, 2007, the Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to EITHER Asset Allocation Model C OR to one or more Designated Subaccounts. Contract owners MAY NOT allocate assets to Asset Allocation Model C AND one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing WILL NOT cause a reduction in your benefit.

IF YOU REQUEST A TRANSFER OR SEND A SUBSEQUENT PURCHASE PAYMENT WITH ALLOCATION INSTRUCTIONS TO A PORTFOLIO THAT IS NOT PART OF THE PRESCRIBED INVESTMENT STRATEGY, WE WILL HONOR YOUR INSTRUCTIONS. PLEASE BE AWARE, HOWEVER, THAT YOUR TOTAL CONTRACT VALUE WILL NOT BE INVESTED IN ACCORDANCE WITH THE PRESCRIBED INVESTMENT STRATEGY, AND YOUR BENEFIT BASE WILL BE REDUCED BY 50%, RESULTING IN A REDUCTION IN YOUR BENEFIT.

At least 15 days prior to your next contract anniversary, you may elect to reset your benefit base, as described in the "Reset of Benefit Base" provision below, and to resume participation in the prescribed Investment Strategy available that time, provided we receive written notice of your election at our Home Office. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that contract anniversary. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.00%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AIM Variable Insurance Funds (Invesco Variable Insurance Funds) -- Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares (formerly, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares);

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III;

       Fidelity Variable Insurance Products Fund --
        VIP Balanced Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares; and/or

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares

       OR

   (2) owners may allocate assets to Asset Allocation Model C.

If, on the Income Start Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Income Start Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C.

BENEFIT BASE AND INCOME BASE

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income for a Payment Protection Plan. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base on the prior Valuation Day.

IMPORTANT NOTE. WE RESERVE THE RIGHT TO EXCLUDE ADDITIONAL PURCHASE PAYMENTS FROM BEING APPLIED TO THE BENEFIT BASE. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Principal Protection Advantage that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Principal Protection Advantage, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset on your next contract anniversary, any additional purchase payments applied will be reduced by 50%, and then will be added to the benefit base on the prior Valuation Day.

All withdrawals, including any surrender charges and any premium tax assessed, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Income Start Date, benefit base is converted to income base. Any withdrawal that occurs on the Income Start Date will be processed before benefit base is converted to income base. If the portion of Contract Value applied to a Payment Protection Plan to provide for monthly income (the "Income Start Value") is equal to the total Contract Value, 100% of the benefit base is converted into income base. Otherwise only a portion of the benefit base is converted to income base. The new benefit base is equal to (a) multiplied by
(b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for any partial withdrawals;

   (b) is the Contract Value following the conversion; and

   (c) is the Contract Value before the conversion.

The following are examples of how the benefit base is calculated. These examples are based on purely hypothetical values and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

   Full Conversion of Benefit Base to Income Base

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = $125,000
   Income base = $100,000

   Partial Conversion of Benefit Base to Income Base -- Up Market

   Initial purchase payment = $100,000
   Benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $125,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $75,000
   Benefit base following conversion = $100,000 x $75,000/$125,000 = $60,000
   Income base = $100,000 x $50,000/$125,000 = $40,000

   Partial Conversion of Benefit Base to Income Base -- Down Market

   Initial purchase payment = $100,000
   Initial benefit base on the prior Valuation Day = $100,000
   Contract Value before conversion = $80,000
   Income Start Value = Contract Value converted (as chosen by the owner) = $50,000
   Contract Value following conversion = $30,000
   Benefit base following conversion = $100,000 x $30,000/$80,000 = $37,500
   Income base = $100,000 x $50,000/$80,000 = $62,500

The income base allocated to each Payment Protection Plan is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base on the prior Valuation Day, adjusted for partial withdrawals;

   (b) is the Income Start Value; and

   (c) is the Contract Value before the conversion of benefit base to income base.

RESET OF BENEFIT BASE. You may choose to reset your benefit base on any contract anniversary. If you do, as of that date (or if that date occurs on a day that is not a Valuation Day, on the next Valuation Day), we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider (the new charge, which may be higher than your previous charge, is guaranteed never to exceed an annual rate of 1.00%); and

  .  reset the Investment Strategy to the current Investment Strategy.

You must wait at least 36 months after the last of any reset of your benefit base before you may begin your monthly income. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base.

You should carefully consider when to start taking income payments under a Payment Protection Plan if you elected Principal Protection Advantage. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

MONTHLY INCOME

On the Income Start Date, we will begin making monthly income payments. The Income Start Date must be a contract anniversary and must occur at least 36 months after the latest of the Contract Date, the last reset of benefit base, or the date the last purchase payment is received. The Income Start Value will then be applied to a Payment Protection Plan. Beginning on the Income Start Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Income Start Date or on the annual anniversary of the Income Start Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

Monthly income will be paid to you over the life of the Annuitant unless you elect otherwise. If you are receiving monthly income, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equals zero. If Contract Value is greater than zero, you may elect to transfer monthly income within the contract on a pro rata basis to the investment options in which Contract Value is then allocated. If you have elected to transfer monthly income within the contract and Contract Value falls to zero, the transfers of monthly income will end and monthly income will be paid to you. In that event, your contract will be deemed to have reached its Annuity Commencement Date on the day your Contract Value equaled zero.

HOW INCOME PAYMENTS ARE CALCULATED

INITIAL INCOME PAYMENT. The initial annual income amount for each Payment Protection Plan is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s) and settlement age(s) of the Annuitant(s) as shown in the rider, the Income Start Value and the income base as of the Income Start Date; and

   (b) is the Income Start Value less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 3%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Income Start Date, and your Contract Value on the Income Start Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive such at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

The initial monthly income is the greater of the level income amount and the guaranteed payment floor. We determine the level income amount by applying the annual income amount to a 12-month, period certain, single payment immediate annuity.

The guaranteed payment floor is the guaranteed amount of each monthly income for a Payment Protection Plan. The guaranteed payment floor is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the single Annuitant or the younger of the Joint Annuitants on the Income Start Date; and

   (c) is 12.

SUBSEQUENT INCOME PAYMENTS.   The subsequent annual income amounts under the
applicable Payment Protection Plan are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units is determined by dividing the portion of the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Income Start Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

THE ADJUSTMENT ACCOUNT.   An adjustment account is established on the Income
Start Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year.

The adjustment account tracks the owner's obligation to repay amounts greater than the level income amount from future earnings of the contract. The rider benefits have not been irrevocably conferred upon the owner but, instead, a matching liability on the owner's part has been established through the adjustment account. There are two ways for this liability to be extinguished and reduce the adjustment account balance to zero.

One is through repayment of the advanced amounts by future performance of the Subaccount(s). The other is through a contract provision that waives the payment of the obligation upon the death of the owner/Annuitant.

The adjustment account balance will increase if your level income amount is less than the guaranteed payment floor. Therefore, an adjustment account balance will be created the first year in which the level income amount is less than the guaranteed payment floor. The adjustment account balance will decrease if your level income amount is greater than the guaranteed payment floor. Your monthly income payment will be limited to the guaranteed payment floor until the balance of the adjustment account is zero. The value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is 12 times the guaranteed payment floor, MINUS 12 times the initial level income amount.

The actual monthly income in subsequent annuity years is the greater of (a) and
(b), where:

   (a) is the subsequent level income amount, MINUS any value in the adjustment account as of the date the last monthly income was made divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the date that the last monthly income was made, PLUS 12 multiplied by the actual subsequent monthly income, MINUS 12 multiplied by the subsequent level income amount.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                        GUARANTEED CHANGE IN  ADJUSTMENT               NET
         ANNUAL  LEVEL   PAYMENT   ADJUSTMENT  ACCOUNT    MONTHLY     ANNUAL
 ANNUITY INCOME  INCOME   FLOOR     ACCOUNT    BALANCE     INCOME   INVESTMENT
  YEAR   AMOUNT  AMOUNT (MONTHLY)  (MONTHLY)  (ANNUALLY) (ANNUALLY)   RETURN
 -----------------------------------------------------------------------------
    1    $12,000 $1,000   $1,100    $ 1,200     $1,200     $1,100       8.1%
    2     12,600  1,050    1,100        600      1,800      1,100       7.9%
    3     13,200  1,100    1,100          0      1,800      1,100       7.7%
    4     13,800  1,150    1,100       -600      1,200      1,100       7.5%
    5     14,400  1,200    1,100     -1,200          0      1,100       7.3%
    6     15,000  1,250    1,100          0          0      1,250       7.1%
    7     15,600  1,300    1,100          0          0      1,300     -20.8%
    8     12,000  1,000    1,100      1,200      1,200      1,100       8.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $220,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 3% interest to the Income Start Value as of the Income Start Date. The net annual investment return prior to the Income Start Date is assumed to be -1.2%. This is a hypothetical return that allows illustration of the rider benefits when the level income amount is less than the guaranteed payment floor on the Income Start Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 6% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor MINUS the level income amount, multiplied by 12.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) Monthly income is the greater of the level income amount MINUS the prior adjustment account balance divided by 12, and the guaranteed payment floor.

On the Income Start Date, if any monthly income would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual amount is less than $100, we will pay you annually.

Death Provisions

The following provisions apply to the rider.

SPECIAL DISTRIBUTION RULES WHEN AN OWNER DIES BEFORE MONTHLY INCOME
STARTS. Spousal Continuation -- If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner and Annuitant, this rider will continue at the current benefit base, rider charge and Investment Strategy. Regardless of whether monthly income had started, the preceding sentence will apply if Contract Value remains at the owner's death. On the next rider anniversary, the spouse may elect to reset the benefit base as described in the "Reset of Benefit Base" section above.

If the designated beneficiary is a surviving spouse who does not elect to continue the contract as the new owner or is a non-spouse, this rider will terminate and proceeds under the contract must be distributed within five years of death.

SPECIAL DISTRIBUTION RULES WHEN THE LAST ANNUITANT DIES ON OR AFTER MONTHLY INCOME STARTS. On the Income Start Date, the death benefit is adjusted. The new death benefit is (a) multiplied by (b) divided by (c), where:

   (a) is the death benefit prior to the conversion of benefit base to income base;

   (b) is the Contract Value after the conversion; and

   (c) is the Contract Value before the conversion.

If the last surviving Annuitant dies after an Income Start Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. Under each Payment Protection Plan, the amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) MINUS (ii), where:

      (i) is the income base less any premium tax;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may not be terminated.

Ownership and Change of Ownership

You may assign the benefits provided by the Payment Protection Rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of the Payment Protection Rider.

If you marry after issue, you may add your spouse as a Joint Owner and Joint Annuitant or as a Joint Annuitant only, subject to Home Office approval.

For purposes of this rider:

  .  a non-natural owner must name an Annuitant and may name a Joint Annuitant;

  .  a natural individual owner must also be an Annuitant; and

  . if there is only one natural owner, that owner may name his or her spouse as a Joint Annuitant.

  . under federal tax law civil union partners and same-sex spouses are not permitted to continue the contract without taking required distributions upon the death of an owner. Therefore, even if named a joint owner/Joint Annuitant, a same-sex spouse or civil union partner will have to take required distributions upon the death of the other joint owner/Joint Annuitant. See the "Distribution Rules" provision of this prospectus. If this situation applies to you, you should consult a tax adviser.

EXAMPLE

The following example shows how Principal Protection Advantage works based on hypothetical values. The example is for illustrative purposes only and is not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The example assumes that an owner purchases the contract with a male Annuitant, age 65, at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the Income Start Date is the third contract anniversary;

   (6) the guaranteed payment floor percentage is 4%; and

   (7) the 12-month, period certain, single payment immediate annuity rate is 0%.

On the Income Start Date, Contract Value of $100,000 is converted to Income Start Value and benefit base of $100,000 is converted to income base.

                                                             ADDITIONAL
                       MONTHLY                                 DEATH
                ANNUAL  LEVEL  GUARANTEED                     PROCEEDS
        ANNUITY INCOME INCOME   PAYMENT   MONTHLY ADJUSTMENT (BEGINNING
         YEAR   AMOUNT AMOUNT    FLOOR    INCOME   ACCOUNT    OF YEAR)
        ---------------------------------------------------------------
           1    $6,373  $531      $333     $531       $0      $100,000
           2     6,188   516       333      516        0        93,627
           3     6,008   501       333      501        0        87,439
           4     5,833   486       333      486        0        81,431
           5     5,663   472       333      472        0        75,599
        ---------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Income Start Value by a payment rate (in this example, $100,000 x .06373 = $6,373). The monthly level income amount is determined by dividing the annual income amount by 12. In this example, for annuity year 1, the monthly level income amount is $531 ($6,373 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example -- ($100,000 x .04) / 12 = $333). Monthly income is the greater of the guaranteed payment floor and the monthly level income amount, which, for annuity year 1, is the greater of $333 and $531. The additional death benefit is the income base MINUS the sum of all monthly income paid.

Tax Treatment Principal Protection Advantage

Monthly income payments allocated to investment options under the contract and other transfers to investment options are generally not subject to tax. However, if monthly payments are to be paid to you and you subsequently direct that they be allocated to investment options under the contract, monthly income payments so allocated may continue to be subject to tax under certain circumstances. If monthly income payments are to be paid to you, you should consult a tax adviser before electing to have monthly income allocated to investment options under the contract.

Distributions you receive before the Annuity Commencement Date are generally subject to tax as partial withdrawals. If your contract is a Non-Qualified Contract, this means that you will pay tax at ordinary income tax rates on the amount you receive to the extent that your Contract Value before the monthly income payment exceeds your "investment in the contract," i.e., generally, the total of your purchase payments under the contract reduced by any amounts you previously received from the contract that you did not include in your income. (It is important to note that the taxation of each payment is determined based on the total Contract Value and total investment in the contract, not the value in a particular Payment Protection Plan or the purchase payments that may be considered to have been allocated to that Payment Protection Plan.) The Code imposes a higher rate of tax on ordinary income than it does on capital gains. Distributions you receive before the Annuity Commencement Date may also be subject to a penalty tax equal to 10% of the amount of such payments that are included in your gross income.

After 2010 monthly income payments from less than the entire Contract Value will not be treated as withdrawals for federal income tax purposes, if certain conditions are satisfied. To be treated as monthly income payments (instead of as a series of withdrawals), income payments from less than the entire Contract Value must be taken for one or more lives or a fixed period of at least 10 years. Lifetime income with a period certain of any duration would qualify. In that case, a pro-rata portion of your "investment in the contract" will be allocated to the income payments. The tax treatment of such income payments is the same as that for income payments received on or after the Annuity Commencement Date, as described below. If monthly income payments are taken from less than the entire Contract Value and you subsequently direct that they be allocated to investment options under the contract, the tax treatment of payments before or after such allocation is uncertain.

Monthly income payments you receive on or after the Annuity Commencement Date will be subject to tax as income payments. A portion of each payment will be treated as nontaxable recovery of your "investment in the contract" (see above) and the remainder will be taxed at ordinary income tax rates. We will notify you annually of the taxable amount of your income payments. Once you have recovered the total amount of your "investment in the contract," you will pay tax on the full amount of your income payments. If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

Persons intending to purchase Principal Protection Advantage in connection with a qualified retirement plan should obtain advice from a tax adviser.

For further information on the tax treatment of partial withdrawals and income payments, see the "Tax Matters" provision of this prospectus.

TAX MATTERS

INTRODUCTION

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED CONTRACTS

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

TAX DEFERRAL ON EARNINGS. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL -- NO TAX DEFERRAL AND LOSS OF INTEREST DEDUCTION. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner is currently taxed on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

RESTRICTIONS ON THE EXTENT TO WHICH AN OWNER CAN DIRECT THE INVESTMENT OF ASSETS. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modifications be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

AGE AT WHICH INCOME PAYMENTS MUST BEGIN. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

PARTIAL WITHDRAWALS AND SURRENDERS. A partial withdrawal occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are subject to tax as partial withdrawals.

Distributions received before the Annuity Commencement Date pursuant to Principal Protection Advantage may be subject to tax as partial withdrawals. See the "Tax Treatment of Principal Protection Advantage" provision in the "Principal Protection Advantage" section of the prospectus.

ASSIGNMENTS AND PLEDGES. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

GIFTING A CONTRACT. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

TAXATION OF INCOME PAYMENTS. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

TAXATION OF THE DEATH BENEFIT. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant (or joint Annuitant, if applicable) dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:

  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.

Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

PENALTY TAXES PAYABLE ON PARTIAL WITHDRAWALS, SURRENDERS, OR INCOME
PAYMENTS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial withdrawals and total surrenders or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of an owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, purchase payments or transfers among the Subaccounts may result in payments not qualifying for this exception.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

MEDICARE TAX. Beginning in 2013, distributions from Non-Qualified Contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax adviser for more information.

SPECIAL RULES IF YOU OWN MORE THAN ONE CONTRACT. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax.

SECTION 1035 EXCHANGES

Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.

Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. Currently, we do not permit an owner to partially exchange this contract to purchase a long-term care contract or pay long-term care premiums. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used representing income on the contract would not be tax-deductible as a medical expense and the amount so used representing investment in the contract may not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center to learn the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

TYPES OF QUALIFIED CONTRACTS. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the years with the year in which the first contribution is made to any Roth IRA. A 10% IRS penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.

  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.

TERMS OF QUALIFIED RETIREMENT PLANS AND QUALIFIED CONTRACTS. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

EMPLOYER QUALIFIED PLANS. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAS AND ROTH IRAS. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

THE INTERNAL REVENUE SERVICE HAS NOT REVIEWED THE CONTRACT FOR QUALIFICATION AS AN IRA, AND HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE PROVISION IN THIS CONTRACT COMPORTS WITH IRA QUALIFICATION REQUIREMENTS. WE MAY, HOWEVER, ENDORSE THE CONTRACT TO SATISFY THE IRA OR ROTH IRA QUALIFICATION RULES AND SUBMIT THE ENDORSED CONTRACT TO THE IRS FOR APPROVAL AS TO FORM. IF YOU PURCHASED THE CONTRACT WITH SUCH AN ENDORSEMENT, THE ACCOMPANYING DISCLOSURE STATEMENT WILL INDICATE THE STATUS OF THE CONTRACT'S APPROVAL UNDER THE IRS IRA PROTOTYPE PROGRAM.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions. The contract may also be held in an IRA custodial account or trust as an investment. In that event the custodian or trustee, with your cooperation, is responsible for satisfaction of the IRA qualification requirements. We have no responsibility beyond that pertaining to nonqualified contracts for contracts held in an IRA account or trust.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) Plan could disqualify a contract and result in increased taxes to the owner.

It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

TREATMENT OF QUALIFIED CONTRACTS COMPARED WITH NON-QUALIFIED
CONTRACTS. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;

  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. It is possible that, using different assumptions or methodologies, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefits riders may increase the amount of the minimum required distribution that must be taken from your contract.

The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

AMOUNTS RECEIVED UNDER QUALIFIED CONTRACTS. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or annuity payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

MOVING MONEY FROM ONE QUALIFIED CONTRACT OR QUALIFIED RETIREMENT PLAN TO ANOTHER. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

IRA conversions: If this contract is issued as an IRA, you may convert the contract to a Roth IRA. If you do so, the fair market value of your contract will be treated as a distribution from your IRA. This fair market value will include the contract's cash value together with the actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations. The methodology followed is similar to that used to determine the actuarial value of such benefit guarantees for required minimum distribution purposes, as described above in the "Treatment of Qualified Contracts compared with Non-Qualified Contracts" section. We will determine and report the fair market value of your contract to you and the Internal Revenue Service to satisfy our reporting obligations using assumptions and calculation methodologies based on our interpretation of the Code. It is possible that, using different assumptions or methodologies, your actual tax liability would be more or less than the income reported by us. You should always consult a tax adviser before you convert an IRA to a Roth IRA.

DISCLOSURE PURSUANT TO CODE AND ERISA REQUIREMENTS. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal or surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME TAX WITHHOLDING

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF THE COMPANY

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 (the "2010 Act") increases the federal estate tax exemption to $5,000,000 and reduces the federal estate tax rate to 35%; increases the Federal gift tax exemption to $5,000,000 and retains the federal gift tax rate at 35%; and increases the generation-skipping transfer ("GST") tax exemption to $5,000,000 and reduces the GST tax rate to 35%. Commencing in 2012, these exemption amounts will be indexed for inflation.

The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012; after that date, the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

FEDERAL DEFENSE OF MARRIAGE ACT

The contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract's death benefit. The federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore, spousal continuation provisions in this contract will be subject to the distribution at death requirements imposed on non-spouse beneficiaries by Section 72(s) of the Code. Consult a tax adviser for more information on this subject.

ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draft account book within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. Any interest credited to amounts in the Secure Access Account is currently taxable to the designated beneficiary.

The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account.

If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

In addition, if, pursuant to SEC rules, a money market fund that a subaccount invests in suspends payment of redemption proceeds in connection with a liquidation of that fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the subaccount until the fund is liquidated.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or total surrender for up to six months from the date we receive your request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject purchase payments and/or block an owner's account and thereby refuse to pay any requests for transfers, partial withdrawals, surrenders or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of the contract is 11.0% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firms ("selling firms") that employ the registered representative who sold your contract, and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of your aggregate purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of your aggregate purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of purchase payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract does not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional cash or non-cash compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements, which may be referred to as "revenue sharing arrangements," into account when considering and evaluating any recommendation relating to the contracts.

During 2010, 2009, and 2008, $5.6 million, $6.2 million and $14.5 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2010, 2009, and 2008, no underwriting commissions were paid to Capital Brokerage Corporation. This contract (RetireReady/SM/ Choice NY) is no longer offered or sold.

ADDITIONAL INFORMATION

OWNER QUESTIONS

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

RETURN PRIVILEGE

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to our Service Center at:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you elect the Enhanced Payment Benefit Option, your refund will equal one of the following amounts:

   (i) if your Contract Value has increased or stayed the same, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any enhanced payment charges we deducted on or before the date we received the returned contract; or

  (ii) if your Contract Value has decreased, your refund will equal your Contract Value, MINUS any enhanced payment amount, but PLUS any mortality and expense risk charges, administrative expense charges and any charges for the Enhanced Payment Benefit Option (and excluding any charges deducted by the Portfolios) we deducted on or before the date we received the returned contract.

If you do not elect the Enhanced Payment Benefit Option, the amount of the refund you receive will equal the Contract Value as of the Valuation Day our Service Center receives the returned contract (without reduction for any surrender charges) PLUS any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the date we received the returned contract.

STATE REGULATION

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the Department of State of the State of New York at all times. That Department conducts a full examination of our operations at least every five years.

EVIDENCE OF DEATH, AGE, GENDER, MARITAL STATUS OR SURVIVAL

We may require proof of the age, gender or survival of any person or persons before acting on any applicable contract provision.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

OTHER INFORMATION

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

EXEMPTION TO FILE PERIODIC REPORTS

The Company does not intend to file periodic reports required under the Securities Exchange Act of 1934 in reliance on the exemption provided by Rule 12h-7 thereunder.

LEGAL PROCEEDINGS

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, increases to in-force long-term care insurance premiums, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations, from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments, settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

EXAMPLES OF THE AVAILABLE DEATH BENEFITS

BASIC DEATH BENEFIT

THE PURPOSE OF THIS EXAMPLE IS TO SHOW HOW THE BASIC DEATH BENEFIT WORKS BASED ON PURELY HYPOTHETICAL VALUES AND IS NOT INTENDED TO DEPICT INVESTMENT PERFORMANCE OF THE CONTRACT.

EXAMPLE:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

                   ANNUITANT'S END OF CONTRACT     BASIC
                       AGE      YEAR   VALUE   DEATH BENEFIT
                   -----------------------------------------
                       76        1    $103,000   $103,000
                       77        2     112,000    112,000
                       78        3      90,000    100,000
                       79        4     135,000    135,000
                       80        5     130,000    130,000
                       81        6     150,000    150,000
                       82        7     125,000    125,000
                       83        8     145,000    145,000
                   -----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:

                            PURCHASE CONTRACT     BASIC
                     DATE   PAYMENT   VALUE   DEATH BENEFIT
                    ---------------------------------------
                    3/31/09 $20,000  $20,000     $20,000
                    3/31/17           20,000      20,000
                    3/31/18           14,000      20,000
                    ---------------------------------------

If a partial withdrawal of $7,000 is taken on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

ANNUAL STEP-UP DEATH BENEFIT RIDER OPTION

The following example shows how the Annual Step-Up Death Benefit works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then

                                                   DEATH
                      END OF ANNUITANT'S CONTRACT BENEFIT
                       YEAR      AGE      VALUE   AMOUNT
                      ------------------------------------
                        1        76      $103,000 $103,000
                        2        77       112,000  112,000
                        3        78        90,000  112,000
                        4        79       135,000  135,000
                        5        80       130,000  135,000
                        6        81       150,000  135,000
                        7        82       125,000  135,000
                        8        83       145,000  135,000
                      ------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of a Guaranteed Minimum Withdrawal Benefit for Life Rider Option) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                            NO RIDER OPTION ELECTED

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                       $11.24            $11.85         49,027    2010
                                                                            7.72             11.24         52,766    2009
                                                                           16.29              7.72         60,173    2008
                                                                           16.31             16.29         57,950    2007
                                                                           14.65             16.31         63,945    2006
                                                                           14.10             14.65         60,581    2005
                                                                           12.91             14.10         45,211    2004
                                                                           10.00             12.91             --    2003
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares               $ 7.48            $ 8.52          3,946    2010
                                                                            6.27              7.48          4,618    2009
                                                                           11.07              6.27          5,238    2008
                                                                           10.03             11.07          7,896    2007
                                                                            9.57             10.03          7,854    2006
                                                                            8.92              9.57         11,285    2005
                                                                            8.49              8.92         11,260    2004
                                                                            6.65              8.49             --    2003
                                                                            8.92              6.65             --    2002
                                                                           10.00              8.92             --    2001
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                        $10.02            $10.82          3,057    2010
                                                                            7.93             10.02          1,291    2009
                                                                           11.52              7.93            344    2008
                                                                           10.81             11.52          2,003    2007
                                                                           10.00             10.81          2,018    2006
-------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares              $13.65            $15.15        113,968    2010
                                                                           10.27             13.65        111,983    2009
                                                                           17.52             10.27         90,443    2008
                                                                           15.54             17.52         90,871    2007
                                                                           12.33             15.54         54,227    2006
                                                                           10.63             12.33         18,259    2005
                                                                           10.00             10.63          9,724    2004
-------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares         $ 9.09            $10.71         18,475    2010
                                                                            5.57              9.09         20,808    2009
                                                                           11.10              5.57         25,949    2008
                                                                            9.66             11.10         25,278    2007
                                                                            9.55              9.66         19,718    2006
                                                                            9.00              9.55          4,174    2005
                                                                            8.56              9.00          3,817    2004
                                                                            7.19              8.56             --    2003
                                                                           10.00              7.19             --    2002
-------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.85            $12.37        136,550    2010
                                                                               8.58             10.85        149,063    2009
                                                                              13.56              8.58        154,956    2008
                                                                              14.08             13.56        214,590    2007
                                                                              12.32             14.08        162,912    2006
                                                                              12.00             12.32        112,057    2005
                                                                              10.37             12.00         34,739    2004
                                                                               8.05             10.37             --    2003
                                                                              10.00              8.05             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.97            $ 9.91             --    2010
                                                                               7.43              8.97             --    2009
                                                                               9.76              7.43             --    2008
                                                                              10.00              9.76             --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.60            $ 9.35         18,163    2010
                                                                               7.01              8.60         20,243    2009
                                                                              10.19              7.01         21,710    2008
                                                                              10.00             10.19          4,936    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $13.76            $16.08          9,755    2010
                                                                               9.11             13.76         14,169    2009
                                                                              17.60              9.11         14,989    2008
                                                                              14.90             17.60         20,222    2007
                                                                              13.95             14.90         18,653    2006
                                                                              13.65             13.95          8,311    2005
                                                                              13.18             13.65          7,471    2004
                                                                              10.00             13.18             --    2003
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 8.65            $ 9.61         93,836    2010
                                                                               7.29              8.65         98,546    2009
                                                                              12.48              7.29        115,722    2008
                                                                              12.08             12.48        129,185    2007
                                                                              10.47             12.08        120,666    2006
                                                                              10.16             10.47         87,032    2005
                                                                               9.27             10.16         46,101    2004
                                                                               7.12              9.27            554    2003
                                                                               9.29              7.12             --    2002
                                                                              10.00              9.29             --    2001
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $10.22            $10.51        232,343    2010
                                                                               7.72             10.22        198,958    2009
                                                                              16.77              7.72        188,277    2008
                                                                              16.12             16.77        213,915    2007
                                                                              12.10             16.12        106,926    2006
                                                                              10.54             12.10         32,373    2005
                                                                              10.00             10.54             --    2004
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.78            $ 8.43         42,025    2010
                                                                               5.76              7.78         49,859    2009
                                                                               9.71              5.76         54,625    2008
                                                                               8.68              9.71         52,314    2007
                                                                               8.86              8.68         51,156    2006
                                                                               7.83              8.86         56,288    2005
                                                                               7.33              7.83         18,126    2004
                                                                               6.03              7.33             --    2003
                                                                               8.85              6.03             --    2002
                                                                              10.00              8.85             --    2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 9.76            $13.14          4,485    2010
                                                                        7.01              9.76         11,223    2009
                                                                       13.09              7.01          7,851    2008
                                                                       11.68             13.09          3,203    2007
                                                                       10.73             11.68            153    2006
                                                                       10.38             10.73             --    2005
                                                                        9.21             10.38             --    2004
                                                                        6.28              9.21             --    2003
                                                                        9.39              6.28             --    2002
                                                                       10.00              9.39             --    2001
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.34            $11.74        111,516    2010
                                                                       10.43             11.34        176,447    2009
                                                                       10.76             10.43        126,888    2008
                                                                        9.97             10.76         15,185    2007
                                                                        9.96              9.97         12,774    2006
                                                                       10.00              9.96          2,689    2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $10.58            $11.73         25,973    2010
                                                                        8.20             10.58         25,347    2009
                                                                       13.19              8.20         26,729    2008
                                                                       13.18             13.19         28,450    2007
                                                                       11.00             13.18         19,152    2006
                                                                       10.88             11.00         13,646    2005
                                                                       10.00             10.88          3,477    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.78            $14.90        390,372    2010
                                                                       11.56             13.78        302,329    2009
                                                                       14.61             11.56        304,328    2008
                                                                       12.69             14.61         90,583    2007
                                                                       11.07             12.69         10,971    2006
                                                                       10.00             11.07          3,876    2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 9.64            $10.94          1,917    2010
                                                                        7.73              9.64          2,684    2009
                                                                       13.27              7.73          2,343    2008
                                                                       12.46             13.27          2,331    2007
                                                                       11.83             12.46          1,764    2006
                                                                       10.86             11.83            640    2005
                                                                       10.00             10.86             --    2004
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 9.76            $12.34         20,049    2010
                                                                        7.73              9.76         25,868    2009
                                                                       13.12              7.73         27,010    2008
                                                                       13.47             13.12         26,910    2007
                                                                       12.17             13.47         24,662    2006
                                                                       11.22             12.17         20,792    2005
                                                                       10.00             11.22          5,137    2004
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A            $13.15            $15.75        100,314    2010
                                                                       10.53             13.15        106,636    2009
                                                                       17.65             10.53        109,302    2008
                                                                       15.25             17.65        120,180    2007
                                                                       14.58             15.25        122,273    2006
                                                                       13.77             14.58        100,234    2005
                                                                       12.36             13.77         39,801    2004
                                                                       10.00             12.36            166    2003
---------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.91            $20.08
                                                                                         13.18             17.91
                                                                                         25.96             13.18
                                                                                         22.01             25.96
                                                                                         18.12             22.01
                                                                                         15.39             18.12
                                                                                         13.39             15.39
                                                                                         10.00             13.39
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $11.16            $12.00
                                                                                          7.85             11.16
                                                                                         10.93              7.85
                                                                                         10.91             10.93
                                                                                         10.50             10.91
                                                                                         10.25             10.50
                                                                                         10.12             10.25
                                                                                          9.97             10.12
                                                                                         10.00              9.97
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $15.26            $17.20
                                                                                         10.15             15.26
                                                                                         13.94             10.15
                                                                                         13.71             13.94
                                                                                         12.58             13.71
                                                                                         12.48             12.58
                                                                                         11.50             12.48
                                                                                          9.58             11.50
                                                                                          9.59              9.58
                                                                                         10.00              9.59
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $16.05            $18.62
                                                                                         12.61             16.05
                                                                                         22.03             12.61
                                                                                         18.54             22.03
                                                                                         16.41             18.54
                                                                                         15.02             16.41
                                                                                         13.31             15.02
                                                                                         10.00             13.31
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                    $11.29            $12.68
                                                                                          8.90             11.29
                                                                                         12.70              8.90
                                                                                         11.19             12.70
                                                                                         10.60             11.19
                                                                                         10.36             10.60
                                                                                         10.00             10.36
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 9.88            $11.47
                                                                                          7.25              9.88
                                                                                         11.17              7.25
                                                                                         10.43             11.17
                                                                                         10.00             10.43
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B      125,041    2010
                                                                                     127,051    2009
                                                                                     136,864    2008
                                                                                     154,508    2007
                                                                                     133,652    2006
                                                                                     104,805    2005
                                                                                      52,715    2004
                                                                                         292    2003
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       133,988    2010
                                                                                     162,924    2009
                                                                                     172,121    2008
                                                                                     212,162    2007
                                                                                     160,080    2006
                                                                                     120,225    2005
                                                                                      79,013    2004
                                                                                       4,968    2003
                                                                                          --    2002
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                               200,763    2010
                                                                                     221,363    2009
                                                                                     249,695    2008
                                                                                     417,392    2007
                                                                                     329,929    2006
                                                                                     200,770    2005
                                                                                      36,538    2004
                                                                                       1,507    2003
                                                                                          --    2002
                                                                                          --    2001
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        75,903    2010
                                                                                      79,890    2009
                                                                                      81,117    2008
                                                                                      57,397    2007
                                                                                      52,369    2006
                                                                                      34,589    2005
                                                                                      25,657    2004
                                                                                         190    2003
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                  15,027    2010
                                                                                      17,195    2009
                                                                                      18,689    2008
                                                                                      18,844    2007
                                                                                      26,904    2006
                                                                                      28,957    2005
                                                                                       1,130    2004
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          268,431    2010
                                                                                     413,063    2009
                                                                                     437,184    2008
                                                                                     105,323    2007
                                                                                      16,437    2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.27            $15.29         774,831   2010
                                                                          9.94             13.27         804,751   2009
                                                                         17.59              9.94         816,810   2008
                                                                         15.22             17.59       1,091,067   2007
                                                                         13.86             15.22         877,861   2006
                                                                         12.06             13.86         617,596   2005
                                                                         10.62             12.06         123,610   2004
                                                                          8.41             10.62           2,251   2003
                                                                          9.44              8.41              --   2002
                                                                         10.00              9.44              --   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.83            $14.92           9,701   2010
                                                                          9.59             12.83           9,890   2009
                                                                         16.59              9.59          10,171   2008
                                                                         15.77             16.59           9,537   2007
                                                                         14.06             15.77           9,579   2006
                                                                         11.82             14.06           8,676   2005
                                                                         11.84             11.82             280   2004
                                                                         10.00             11.84              --   2003
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.38            $10.62         131,648   2010
                                                                          7.33              9.38         164,568   2009
                                                                         13.00              7.33         165,422   2008
                                                                         13.03             13.00         197,065   2007
                                                                         11.03             13.03         153,945   2006
                                                                         10.60             11.03         157,276   2005
                                                                          9.67             10.60         103,353   2004
                                                                          7.54              9.67           9,646   2003
                                                                          9.24              7.54              --   2002
                                                                         10.00              9.24              --   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.23            $ 8.83          38,278   2010
                                                                          5.74              7.23          58,226   2009
                                                                         11.05              5.74          74,334   2008
                                                                          8.85             11.05          50,072   2007
                                                                          8.43              8.85          54,257   2006
                                                                          8.10              8.43          63,067   2005
                                                                          7.97              8.10          35,428   2004
                                                                          6.11              7.97             407   2003
                                                                          8.89              6.11              --   2002
                                                                         10.00              8.89              --   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 9.15            $10.33          35,035   2010
                                                                          7.31              9.15          39,614   2009
                                                                         12.76              7.31          46,398   2008
                                                                         11.58             12.76          82,141   2007
                                                                         10.41             11.58          81,329   2006
                                                                          9.83             10.41          77,452   2005
                                                                          9.46              9.83          48,218   2004
                                                                          7.77              9.46             246   2003
                                                                          9.49              7.77              --   2002
                                                                         10.00              9.49              --   2001
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.95            $11.60           9,418   2010
                                                                          9.62             10.95          14,031   2009
                                                                         10.11              9.62           3,904   2008
                                                                         10.00             10.11          34,697   2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $18.19            $23.04        225,963    2010
                                                                                   13.20             18.19        267,715    2009
                                                                                   22.19             13.20        276,918    2008
                                                                                   19.52             22.19        428,478    2007
                                                                                   17.62             19.52        409,213    2006
                                                                                   15.15             17.62        320,312    2005
                                                                                   12.33             15.15         91,045    2004
                                                                                    9.05             12.33          4,156    2003
                                                                                   10.21              9.05             --    2002
                                                                                   10.00             10.21             --    2001
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $10.05            $12.52         15,640    2010
                                                                                    6.49             10.05         15,945    2009
                                                                                   13.52              6.49         16,733    2008
                                                                                   13.01             13.52         16,867    2007
                                                                                   11.38             13.01         14,902    2006
                                                                                   11.27             11.38         19,486    2005
                                                                                   10.00             11.27          6,607    2004
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $11.49            $12.75        562,160    2010
                                                                                    8.60             11.49        567,617    2009
                                                                                   12.40              8.60        656,472    2008
                                                                                   12.13             12.40        618,391    2007
                                                                                   10.41             12.13        326,088    2006
                                                                                   10.00             10.41         59,381    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.05            $ 8.74        224,294    2010
                                                                                    6.27              8.05        231,307    2009
                                                                                    9.92              6.27        213,583    2008
                                                                                   10.00              9.92        116,343    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.38            $14.66        154,538    2010
                                                                                   10.77             13.38        180,679    2009
                                                                                   17.38             10.77        166,403    2008
                                                                                   17.04             17.38        119,205    2007
                                                                                   14.61             17.04         50,425    2006
                                                                                   13.41             14.61             --    2005
                                                                                   12.08             13.41             --    2004
                                                                                    9.79             12.08             --    2003
                                                                                   10.00              9.79             --    2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.19            $ 8.67         62,307    2010
                                                                                    6.34              8.19         70,185    2009
                                                                                   11.15              6.34         65,793    2008
                                                                                   11.05             11.15         66,629    2007
                                                                                   10.00             11.05         12,049    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.38            $11.41         20,844    2010
                                                                                    8.40             10.38         22,748    2009
                                                                                   12.70              8.40         21,197    2008
                                                                                   11.71             12.70         25,433    2007
                                                                                   10.08             11.71         27,686    2006
                                                                                    9.83             10.08         22,840    2005
                                                                                    9.10              9.83         12,574    2004
                                                                                    7.45              9.10             --    2003
                                                                                    9.17              7.45             --    2002
                                                                                   10.00              9.17             --    2001
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $11.77            $12.48          40,831   2010
                                                         11.07             11.77          48,882   2009
                                                         11.84             11.07          58,144   2008
                                                         11.46             11.84          91,246   2007
                                                         11.14             11.46         102,719   2006
                                                         11.08             11.14          71,300   2005
                                                         10.87             11.08          66,196   2004
                                                         10.65             10.87           2,460   2003
                                                         10.00             10.65              --   2002
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $13.55            $16.85          32,752   2010
                                                          9.72             13.55          43,867   2009
                                                         15.86              9.72          46,977   2008
                                                         14.29             15.86          76,145   2007
                                                         13.38             14.29          64,656   2006
                                                         12.15             13.38          70,145   2005
                                                         10.62             12.15          42,113   2004
                                                          8.11             10.62              --   2003
                                                          9.54              8.11              --   2002
                                                         10.00              9.54              --   2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $ 1.07            $ 1.06       9,035,365   2010
                                                          1.09              1.07      12,754,049   2009
                                                          1.08              1.09       9,333,837   2008
                                                          1.04              1.08       3,251,086   2007
                                                          1.01              1.04       2,814,842   2006
                                                          1.00              1.01       2,257,154   2005
                                                          1.00              1.00       1,497,929   2004
                                                          1.01              1.00         161,056   2003
                                                          1.01              1.01              --   2002
                                                          1.00              1.01              --   2001
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.90            $ 9.76           9,110   2010
                                                         10.02              9.90          17,124   2009
                                                         10.00             10.02          14,493   2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.24            $10.16          20,456   2010
                                                          6.76              9.24          19,912   2009
                                                         10.82              6.76          28,014   2008
                                                         10.43             10.82          31,793   2007
                                                          9.70             10.43          30,972   2006
                                                          9.72              9.70          31,197   2005
                                                          9.21              9.72          20,468   2004
                                                          7.25              9.21           2,376   2003
                                                          9.31              7.25              --   2002
                                                         10.00              9.31              --   2001
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.65            $21.16          48,446   2010
                                                         12.45             16.65          58,999   2009
                                                         19.75             12.45          64,424   2008
                                                         23.54             19.75          53,273   2007
                                                         17.95             23.54          49,197   2006
                                                         16.30             17.95          46,495   2005
                                                         12.49             16.30          20,503   2004
                                                         10.00             12.49              82   2003
-------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                $ 8.99            $10.18         752,535   2010
                                                                         7.23              8.99         828,750   2009
                                                                        11.71              7.23         828,293   2008
                                                                        11.31             11.71       1,559,756   2007
                                                                         9.94             11.31       1,510,730   2006
                                                                         9.65              9.94       1,417,728   2005
                                                                         8.87              9.65         808,806   2004
                                                                         7.02              8.87          14,703   2003
                                                                         9.17              7.02              --   2002
                                                                        10.00              9.17              --   2001
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                              $12.21            $15.33          57,469   2010
                                                                         9.46             12.21          67,638   2009
                                                                        15.39              9.46          65,602   2008
                                                                        15.25             15.39          89,590   2007
                                                                        13.66             15.25          93,251   2006
                                                                        12.66             13.66          71,460   2005
                                                                        11.15             12.66          43,899   2004
                                                                         9.12             11.15             288   2003
                                                                        10.74              9.12              --   2002
                                                                        10.00             10.74              --   2001
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                  $12.75            $13.78         197,194   2010
                                                                        10.71             12.75         270,825   2009
                                                                        15.37             10.71         571,316   2008
                                                                        13.97             15.37         957,509   2007
                                                                        12.46             13.97         967,986   2006
                                                                        12.19             12.46         922,411   2005
                                                                        11.44             12.19         348,308   2004
                                                                        10.00             11.44             287   2003
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                  $ 9.66            $10.41         334,472   2010
                                                                         8.13              9.66         364,107   2009
                                                                        11.68              8.13         514,963   2008
                                                                        10.62             11.68         478,385   2007
                                                                        10.00             10.62         186,678   2006
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $ 9.58            $10.41          15,242   2010
                                                                         7.39              9.58          15,371   2009
                                                                        11.72              7.39          15,775   2008
                                                                        11.01             11.72          15,280   2007
                                                                         9.62             11.01          15,458   2006
                                                                         9.52              9.62          14,409   2005
                                                                         8.93              9.52           4,306   2004
                                                                         7.35              8.93           2,492   2003
                                                                         9.24              7.35              --   2002
                                                                        10.00              9.24              --   2001
----------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                       $ 9.53            $11.74          18,807   2010
                                                                         6.43              9.53           2,026   2009
                                                                        10.00              6.43              --   2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                     $ 9.05            $ 9.93           8,200   2010
                                                                         7.02              9.05           5,129   2009
                                                                        10.00              7.02              --   2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares          $ 8.69            $ 9.35          64,742   2010
                                                                         7.59              8.69          95,412   2009
                                                                        10.00              7.59          70,646   2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares         $10.00            $10.93          16,093   2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.33            $11.74        168,079
                                                                                    10.58             11.33         79,937
                                                                                    10.00             10.58         55,663
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.82            $11.99         49,801
                                                                                     7.47              9.82         99,700
                                                                                    10.00              7.47         87,621
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.40            $12.04        169,591
                                                                                     7.24             10.40        133,272
                                                                                    10.00              7.24        125,120
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.57            $10.46         49,782
                                                                                     6.58              8.57         38,073
                                                                                    10.00              6.58         30,023
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $10.79            $13.30         11,676
                                                                                     8.23             10.79         11,897
                                                                                    13.26              8.23         22,228
                                                                                    13.04             13.26         23,182
                                                                                    11.39             13.04         23,547
                                                                                    10.00             11.39         10,321
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $13.73            $14.63         49,863
                                                                                    11.10             13.73         51,499
                                                                                    13.41             11.10         49,562
                                                                                    12.34             13.41         57,638
                                                                                    11.34             12.34         51,681
                                                                                    10.69             11.34         38,783
                                                                                    10.02             10.69         33,693
                                                                                     8.94             10.02            998
                                                                                     9.72              8.94             --
                                                                                    10.00              9.72             --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $12.42            $13.03        160,033
                                                                                     8.63             12.42        125,119
                                                                                    15.72              8.63        122,523
                                                                                    11.68             15.72         70,164
                                                                                    10.86             11.68         42,492
                                                                                     9.79             10.86         28,084
                                                                                     8.42              9.79         20,394
                                                                                     7.11              8.42            902
                                                                                     8.58              7.11             --
                                                                                    10.00              8.58             --
------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                             $19.12            $23.55         17,154
                                                                                    10.83             19.12         17,165
                                                                                    23.01             10.83         17,360
                                                                                    18.24             23.01         17,900
                                                                                    12.62             18.24         18,710
                                                                                     9.71             12.62         19,383
                                                                                     8.30              9.71         20,247
                                                                                     6.26              8.30          5,203
                                                                                     8.55              6.26             --
                                                                                    10.00              8.55             --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
                                                                             2001
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $12.18            $14.97         20,062
                                                                                        9.21             12.18         22,427
                                                                                       15.72              9.21         22,478
                                                                                       15.90             15.72         25,721
                                                                                       14.57             15.90         23,874
                                                                                       13.48             14.57         10,649
                                                                                       12.57             13.48          7,123
                                                                                       10.00             12.57             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.75            $ 8.56          5,661
                                                                                        6.41              7.75          5,594
                                                                                       10.00              6.41             --
                                                                                       10.00             10.00          6,464
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.57            $ 8.70         15,593
   Class I                                                                              5.94              7.57         15,702
                                                                                        9.50              5.94         15,003
                                                                                       10.00              9.50         20,752
---------------------------------------------------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 8.12            $ 8.98         27,010
                                                                                        5.93              8.12         32,546
                                                                                        9.54              5.93         36,861
                                                                                        8.72              9.54         64,539
                                                                                        8.25              8.72         64,189
                                                                                        8.03              8.25         53,227
                                                                                        7.47              8.03         23,872
                                                                                        6.19              7.47          3,655
                                                                                        8.68              6.19             --
                                                                                       10.00              8.68             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.58            $10.47         46,573
                                                                                        7.68              9.58         55,012
                                                                                       11.68              7.68         71,835
                                                                                       10.77             11.68        133,699
                                                                                        9.70             10.77        135,529
                                                                                        9.19              9.70        140,944
                                                                                        8.39              9.19         46,820
                                                                                        6.99              8.39             91
                                                                                        9.00              6.99             --
                                                                                       10.00              9.00             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $ 9.97            $13.36         20,707
                                                                                        6.21              9.97         23,552
                                                                                       10.42              6.21         24,469
                                                                                       10.34             10.42         26,699
                                                                                        9.29             10.34         27,514
                                                                                        8.98              9.29         27,535
                                                                                        8.58              8.98         24,180
                                                                                        6.52              8.58             --
                                                                                        9.70              6.52             --
                                                                                       10.00              9.70             --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
                                                                                2001
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $12.69            $13.71         54,977    2010
                                                                      10.94             12.69         43,037    2009
                                                                      14.29             10.94         51,151    2008
                                                                      13.95             14.29         45,472    2007
                                                                      12.68             13.95         27,052    2006
                                                                      12.54             12.68          2,497    2005
                                                                      11.46             12.54             --    2004
                                                                      10.03             11.46             --    2003
                                                                      10.00             10.03             --    2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $15.37            $17.19         80,718    2010
                                                                      11.74             15.37         89,166    2009
                                                                      19.15             11.74         89,394    2008
                                                                      15.24             19.15         95,295    2007
                                                                      11.80             15.24         71,991    2006
                                                                      10.27             11.80         33,261    2005
                                                                       8.03             10.27         12,733    2004
                                                                       6.01              8.03             --    2003
                                                                       7.91              6.01             --    2002
                                                                      10.00              7.91             --    2001
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.30            $ 9.22         69,754    2010
                                                                       6.93              8.30         81,924    2009
                                                                      12.46              6.93         77,175    2008
                                                                      12.22             12.46        122,168    2007
                                                                      11.19             12.22         71,879    2006
                                                                      10.95             11.19         34,076    2005
                                                                      10.00             10.95          7,292    2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.56            $13.51         38,899    2010
                                                                       8.84             12.56         45,853    2009
                                                                      16.51              8.84         54,053    2008
                                                                      14.71             16.51         69,491    2007
                                                                      13.86             14.71         72,866    2006
                                                                      13.41             13.86         90,226    2005
                                                                      12.77             13.41         60,256    2004
                                                                       9.91             12.77             --    2003
                                                                      10.00              9.91             --    2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $13.03            $14.86        238,043    2010
                                                                       9.49             13.03        294,915    2009
                                                                      16.13              9.49        305,186    2008
                                                                      15.43             16.13        338,459    2007
                                                                      13.34             15.43        246,333    2006
                                                                      11.87             13.34        124,670    2005
                                                                      10.13             11.87         49,317    2004
                                                                       7.20             10.13          2,619    2003
                                                                       9.41              7.20             --    2002
                                                                      10.00              9.41             --    2001
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 9.09            $10.38        296,700    2010
                                                                               7.21              9.09        250,585    2009
                                                                              11.92              7.21        239,727    2008
                                                                              11.61             11.92        179,760    2007
                                                                              10.27             11.61        181,728    2006
                                                                               9.85             10.27        109,629    2005
                                                                               9.16              9.85         63,743    2004
                                                                               7.35              9.16          6,809    2003
                                                                               9.21              7.35             --    2002
                                                                              10.00              9.21             --    2001
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $15.40            $18.68        126,479    2010
                                                                              11.42             15.40         95,108    2009
                                                                              18.69             11.42         94,011    2008
                                                                              19.23             18.69        113,226    2007
                                                                              17.02             19.23         79,266    2006
                                                                              15.74             17.02         72,076    2005
                                                                              13.40             15.74         30,461    2004
                                                                               9.43             13.40             95    2003
                                                                              10.00              9.43             --    2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $10.76            $13.48          5,271    2010
                                                                               8.25             10.76          5,599    2009
                                                                              16.49              8.25          4,948    2008
                                                                              15.78             16.49          5,108    2007
                                                                              15.59             15.78          5,140    2006
                                                                              14.13             15.59          3,817    2005
                                                                              12.00             14.13          1,471    2004
                                                                              10.00             12.00            403    2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.35            $12.64         92,925    2010
                                                                               9.48             11.35         93,600    2009
                                                                              11.44              9.48         67,595    2008
                                                                              10.73             11.44         65,151    2007
                                                                              10.41             10.73         63,731    2006
                                                                              10.00             10.41         52,723    2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.98            $16.90         96,112    2010
                                                                              10.84             14.98         96,212    2009
                                                                              14.37             10.84        107,359    2008
                                                                              14.09             14.37         94,546    2007
                                                                              13.11             14.09         91,919    2006
                                                                              12.78             13.11         84,386    2005
                                                                              11.84             12.78         39,389    2004
                                                                               9.78             11.84            537    2003
                                                                              10.04              9.78             --    2002
                                                                              10.00             10.04             --    2001
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $16.27            $17.90        117,218    2010
                                                                              17.27             16.27        175,303    2009
                                                                              14.94             17.27        442,537    2008
                                                                              13.81             14.94        214,689    2007
                                                                              13.86             13.81        149,438    2006
                                                                              13.42             13.86        143,038    2005
                                                                              12.66             13.42         97,616    2004
                                                                              12.37             12.66          3,053    2003
                                                                              10.67             12.37             --    2002
                                                                              10.00             10.67             --    2001
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.87            $12.32         275,161   2010
                                                                 10.63             11.87         310,605   2009
                                                                 10.83             10.63         225,143   2008
                                                                 10.24             10.83         206,278   2007
                                                                  9.99             10.24          20,250   2006
                                                                 10.00              9.99          14,071   2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $15.61            $16.64       1,205,701   2010
                                                                 13.89             15.61       1,477,649   2009
                                                                 13.45             13.89       1,008,909   2008
                                                                 12.56             13.45         772,723   2007
                                                                 12.27             12.56         740,858   2006
                                                                 12.15             12.27         622,473   2005
                                                                 11.76             12.15         413,702   2004
                                                                 11.36             11.76           3,005   2003
                                                                 10.56             11.36              --   2002
                                                                 10.00             10.56              --   2001
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 8.27            $ 9.65           5,224   2010
                                                                  5.52              8.27           5,340   2009
                                                                  9.64              5.52           5,536   2008
                                                                  8.30              9.64           5,513   2007
                                                                  7.97              8.30           3,319   2006
                                                                  7.99              7.97           3,682   2005
                                                                  7.42              7.99             750   2004
                                                                  5.18              7.42              --   2003
                                                                  8.59              5.18              --   2002
                                                                 10.00              8.59              --   2001
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $13.90            $15.27           4,480   2010
                                                                  9.91             13.90           4,212   2009
                                                                 16.11              9.91           2,094   2008
                                                                 14.66             16.11           1,970   2007
                                                                 14.67             14.66           1,955   2006
                                                                 13.05             14.67              --   2005
                                                                 12.13             13.05              --   2004
                                                                 10.00             12.13              --   2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.87            $19.96          61,480   2010
                                                                 12.16             18.87          63,949   2009
                                                                 20.37             12.16          61,158   2008
                                                                 18.77             20.37          59,493   2007
                                                                 16.76             18.77          35,828   2006
                                                                 14.03             16.76             744   2005
                                                                 12.34             14.03              --   2004
                                                                 10.00             12.34              --   2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.81            $26.14          62,692   2010
                                                                 11.97             20.81          59,531   2009
                                                                 25.95             11.97          52,081   2008
                                                                 17.83             25.95          49,821   2007
                                                                 14.86             17.83          27,612   2006
                                                                 10.00             14.86          13,269   2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.61           3,261   2010
---------------------------------------------------------------------------------------------------------------

                    ENHANCED PAYMENT BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $11.13            $11.71        24,023     2010
                                                                               7.65             11.13        24,609     2009
                                                                              16.17              7.65        26,538     2008
                                                                              16.22             16.17        30,038     2007
                                                                              14.59             16.22        38,505     2006
                                                                              14.06             14.59        39,426     2005
                                                                              12.89             14.06        35,316     2004
                                                                              10.00             12.89         5,129     2003
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.23            $ 9.36         1,522     2010
                                                                               6.91              8.23         1,594     2009
                                                                              12.21              6.91         1,656     2008
                                                                              11.08             12.21         1,712     2007
                                                                              10.59             11.08         1,795     2006
                                                                               9.89             10.59         1,788     2005
                                                                               9.43              9.89         2,242     2004
                                                                               7.40              9.43            --     2003
                                                                              10.00              7.40            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.97            $10.75         4,706     2010
                                                                               7.90              9.97         4,556     2009
                                                                              11.49              7.90         4,397     2008
                                                                              10.80             11.49         4,342     2007
                                                                              10.00             10.80         4,226     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $13.55            $15.01        22,957     2010
                                                                              10.20             13.55        23,203     2009
                                                                              17.44             10.20        26,137     2008
                                                                              15.49             17.44        27,876     2007
                                                                              12.31             15.49        18,958     2006
                                                                              10.63             12.31         7,656     2005
                                                                              10.00             10.63            --     2004
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.98            $10.57         5,554     2010
                                                                               5.51              8.98         5,040     2009
                                                                              11.01              5.51         5,042     2008
                                                                               9.59             11.01         4,586     2007
                                                                               9.50              9.59         1,884     2006
                                                                               8.97              9.50         1,476     2005
                                                                               8.54              8.97           413     2004
                                                                               7.18              8.54            --     2003
                                                                              10.00              7.18            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $10.73            $12.21        27,900     2010
                                                                               8.49             10.73        30,111     2009
                                                                              13.44              8.49        35,658     2008
                                                                              13.99             13.44        41,079     2007
                                                                              12.25             13.99        35,519     2006
                                                                              11.95             12.25        37,460     2005
                                                                              10.35             11.95        25,586     2004
                                                                               8.04             10.35           165     2003
                                                                              10.00              8.04            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.94            $ 9.85            --     2010
                                                                               7.42              8.94            --     2009
                                                                               9.75              7.42            --     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                                         NUMBER OF
                                                                       ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                      UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                         BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $ 8.57            $ 9.30         3,525     2010
                                                                            7.00              8.57         3,532     2009
                                                                           10.19              7.00         3,539     2008
                                                                           10.00             10.19         3,546     2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $13.62            $15.89        10,878     2010
                                                                            9.03             13.62        10,398     2009
                                                                           17.47              9.03         6,108     2008
                                                                           14.81             17.47         6,954     2007
                                                                           13.89             14.81         3,229     2006
                                                                           13.62             13.89         3,627     2005
                                                                           13.17             13.62         3,162     2004
                                                                           10.00             13.17         2,027     2003
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $ 9.09            $10.09        34,264     2010
                                                                            7.68              9.09        35,491     2009
                                                                           13.16              7.68        40,218     2008
                                                                           12.75             13.16        43,821     2007
                                                                           11.08             12.75        46,839     2006
                                                                           10.76             11.08        52,785     2005
                                                                            9.84             10.76        46,865     2004
                                                                            7.56              9.84         2,541     2003
                                                                           10.00              7.56            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.14            $10.41        70,422     2010
                                                                            7.67             10.14        68,579     2009
                                                                           16.69              7.67        77,627     2008
                                                                           16.07             16.69        73,470     2007
                                                                           12.08             16.07        37,011     2006
                                                                           10.54             12.08        10,710     2005
                                                                           10.00             10.54         2,659     2004
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $ 9.11            $ 9.84        11,274     2010
                                                                            6.75              9.11        11,713     2009
                                                                           11.40              6.75        13,913     2008
                                                                           10.20             11.40        13,920     2007
                                                                           10.43             10.20        14,030     2006
                                                                            9.23             10.43        12,392     2005
                                                                            8.66              9.23        12,525     2004
                                                                            7.13              8.66            98     2003
                                                                           10.00              7.13            --     2002
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.42            $14.01           636     2010
                                                                            7.50             10.42           158     2009
                                                                           14.01              7.50           158     2008
                                                                           12.53             14.01           158     2007
                                                                           11.52             12.53            --     2006
                                                                           11.16             11.52            --     2005
                                                                            9.92             11.16            --     2004
                                                                            6.78              9.92            --     2003
                                                                           10.00              6.78            --     2002
-------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $11.26            $11.64        86,043     2010
                                                                           10.38             11.26        82,459     2009
                                                                           10.72             10.38        76,401     2008
                                                                            9.95             10.72         5,740     2007
                                                                            9.95              9.95         6,001     2006
                                                                           10.00              9.95            --     2005
-------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $10.49            $11.61
                                                                                          8.14             10.49
                                                                                         13.12              8.14
                                                                                         13.13             13.12
                                                                                         10.97             13.13
                                                                                         10.87             10.97
                                                                                         10.00             10.87
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $13.68            $14.77
                                                                                         11.50             13.68
                                                                                         14.55             11.50
                                                                                         12.66             14.55
                                                                                         11.05             12.66
                                                                                         10.00             11.05
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 9.56            $10.83
                                                                                          7.67              9.56
                                                                                         13.19              7.67
                                                                                         12.41             13.19
                                                                                         11.80             12.41
                                                                                         10.85             11.80
                                                                                         10.00             10.85
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 9.67            $12.21
                                                                                          7.68              9.67
                                                                                         13.05              7.68
                                                                                         13.41             13.05
                                                                                         12.14             13.41
                                                                                         11.21             12.14
                                                                                         10.00             11.21
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $13.02            $15.57
                                                                                         10.44             13.02
                                                                                         17.53             10.44
                                                                                         15.16             17.53
                                                                                         14.52             15.16
                                                                                         13.74             14.52
                                                                                         12.35             13.74
                                                                                         10.00             12.35
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $17.73            $19.85
                                                                                         13.06             17.73
                                                                                         25.77             13.06
                                                                                         21.89             25.77
                                                                                         18.05             21.89
                                                                                         15.35             18.05
                                                                                         13.38             15.35
                                                                                         10.00             13.38
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $11.04            $11.85
                                                                                          7.77             11.04
                                                                                         10.84              7.77
                                                                                         10.84             10.84
                                                                                         10.44             10.84
                                                                                         10.22             10.44
                                                                                         10.10             10.22
                                                                                          9.97             10.10
                                                                                         10.00              9.97
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                  9,105    2010
                                                                                       8,395    2009
                                                                                       8,426    2008
                                                                                       8,278    2007
                                                                                       8,045    2006
                                                                                       5,862    2005
                                                                                       2,080    2004
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                           32,233    2010
                                                                                      31,998    2009
                                                                                      28,556    2008
                                                                                      28,109    2007
                                                                                      12,649    2006
                                                                                       2,538    2005
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                             1,771    2010
                                                                                       1,754    2009
                                                                                       1,657    2008
                                                                                       1,473    2007
                                                                                       1,011    2006
                                                                                       1,021    2005
                                                                                         849    2004
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                          4,008    2010
                                                                                       2,993    2009
                                                                                       2,674    2008
                                                                                       7,173    2007
                                                                                       7,477    2006
                                                                                       7,452    2005
                                                                                       1,463    2004
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                            15,177    2010
                                                                                      16,439    2009
                                                                                      16,208    2008
                                                                                      17,911    2007
                                                                                      16,841    2006
                                                                                      22,885    2005
                                                                                      12,007    2004
                                                                                       5,416    2003
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       43,924    2010
                                                                                      44,170    2009
                                                                                      48,812    2008
                                                                                      47,331    2007
                                                                                      31,063    2006
                                                                                      28,139    2005
                                                                                      16,196    2004
                                                                                         570    2003
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                       158,907    2010
                                                                                     195,170    2009
                                                                                     237,117    2008
                                                                                     177,952    2007
                                                                                     103,561    2006
                                                                                     120,797    2005
                                                                                      63,176    2004
                                                                                         339    2003
                                                                                          --    2002
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $15.44            $17.38         24,494    2010
                                                                         10.29             15.44         26,414    2009
                                                                         14.15             10.29         28,277    2008
                                                                         13.94             14.15         43,980    2007
                                                                         12.81             13.94         46,396    2006
                                                                         12.73             12.81         37,753    2005
                                                                         11.75             12.73         21,931    2004
                                                                          9.80             11.75            263    2003
                                                                         10.00              9.80             --    2002
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $15.89            $18.41         37,639    2010
                                                                         12.51             15.89         36,670    2009
                                                                         21.88             12.51         36,844    2008
                                                                         18.43             21.88         38,461    2007
                                                                         16.35             18.43         39,771    2006
                                                                         14.98             16.35         42,256    2005
                                                                         13.30             14.98         29,591    2004
                                                                         10.00             13.30          4,452    2003
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                    $11.20            $12.55            390    2010
                                                                          8.84             11.20            409    2009
                                                                         12.63              8.84            426    2008
                                                                         11.15             12.63            456    2007
                                                                         10.57             11.15            477    2006
                                                                         10.35             10.57            497    2005
                                                                         10.00             10.35            519    2004
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.83            $11.39          7,728    2010
                                                                          7.22              9.83          8,729    2009
                                                                         11.15              7.22          8,956    2008
                                                                         10.42             11.15          3,825    2007
                                                                         10.00             10.42          1,184    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $13.71            $15.77        110,009    2010
                                                                         10.28             13.71        117,895    2009
                                                                         18.24             10.28        117,510    2008
                                                                         15.80             18.24        130,629    2007
                                                                         14.41             15.80        119,483    2006
                                                                         12.55             14.41        106,684    2005
                                                                         11.08             12.55         56,083    2004
                                                                          8.78             11.08          4,409    2003
                                                                         10.00              8.78             --    2002
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $12.70            $14.74          9,780    2010
                                                                          9.50             12.70          9,799    2009
                                                                         16.47              9.50          9,762    2008
                                                                         15.68             16.47         10,610    2007
                                                                         14.00             15.68          1,357    2006
                                                                         11.79             14.00             --    2005
                                                                         11.83             11.79             --    2004
                                                                         10.00             11.83             --    2003
-----------------------------------------------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                 $ 9.66            $10.93         58,442    2010
                                                                   7.56              9.66         62,655    2009
                                                                  13.44              7.56         65,458    2008
                                                                  13.48             13.44         68,977    2007
                                                                  11.43             13.48         62,514    2006
                                                                  11.00             11.43         53,108    2005
                                                                  10.05             11.00         42,954    2004
                                                                   7.85             10.05          1,082    2003
                                                                  10.00              7.85             --    2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                        $ 7.98            $ 9.73         24,416    2010
                                                                   6.34              7.98         25,084    2009
                                                                  12.22              6.34         33,445    2008
                                                                   9.81             12.22         32,446    2007
                                                                   9.35              9.81         30,731    2006
                                                                   9.01              9.35         25,243    2005
                                                                   8.88              9.01         33,192    2004
                                                                   6.81              8.88          2,782    2003
                                                                  10.00              6.81             --    2002
----------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2               $ 9.48            $10.69         13,304    2010
                                                                   7.59              9.48         17,587    2009
                                                                  13.27              7.59         19,746    2008
                                                                  12.06             13.27         19,900    2007
                                                                  10.86             12.06         19,379    2006
                                                                  10.27             10.86         18,809    2005
                                                                   9.89             10.27          9,828    2004
                                                                   8.15              9.89             --    2003
                                                                  10.00              8.15             --    2002
----------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2         $10.90            $11.54         12,196    2010
                                                                   9.60             10.90          5,378    2009
                                                                  10.10              9.60          4,288    2008
                                                                  10.00             10.10          9,345    2007
----------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                       $17.44            $22.07         34,214    2010
                                                                  12.68             17.44         32,454    2009
                                                                  21.34             12.68         35,497    2008
                                                                  18.81             21.34         47,587    2007
                                                                  17.00             18.81         46,953    2006
                                                                  14.64             17.00         55,800    2005
                                                                  11.94             14.64         21,596    2004
                                                                   8.77             11.94            534    2003
                                                                  10.00              8.77             --    2002
----------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2              $ 9.97            $12.39          7,149    2010
                                                                   6.44              9.97          7,168    2009
                                                                  13.44              6.44          7,649    2008
                                                                  12.96             13.44          7,602    2007
                                                                  11.35             12.96            672    2006
                                                                  11.26             11.35            672    2005
                                                                  10.00             11.26             --    2004
----------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
----------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares              $11.40            $12.64        118,893    2010
                                                                   8.55             11.40        129,621    2009
                                                                  12.35              8.55        118,521    2008
                                                                  12.10             12.35        134,253    2007
                                                                  10.40             12.10         69,400    2006
                                                                  10.00             10.40          2,484    2005
----------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 8.02            $ 8.70          13,769   2010
                                                                                    6.26              8.02          12,490   2009
                                                                                    9.91              6.26          13,382   2008
                                                                                   10.00              9.91          14,023   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $13.23            $14.48          44,813   2010
                                                                                   10.67             13.23          44,572   2009
                                                                                   17.24             10.67          39,914   2008
                                                                                   16.93             17.24          33,081   2007
                                                                                   14.53             16.93          11,325   2006
                                                                                   13.36             14.53              --   2005
                                                                                   12.05             13.36              --   2004
                                                                                    9.79             12.05              --   2003
                                                                                   10.00              9.79              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.14            $ 8.60          29,387   2010
                                                                                    6.31              8.14          29,247   2009
                                                                                   11.12              6.31          22,491   2008
                                                                                   11.04             11.12          23,511   2007
                                                                                   10.00             11.04           1,140   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.87            $11.93          12,685   2010
                                                                                    8.81             10.87          17,135   2009
                                                                                   13.34              8.81           9,375   2008
                                                                                   12.32             13.34          12,798   2007
                                                                                   10.62             12.32          13,566   2006
                                                                                   10.37             10.62          15,127   2005
                                                                                    9.62             10.37          13,801   2004
                                                                                    7.88              9.62           5,496   2003
                                                                                   10.00              7.88              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $11.63            $12.31          24,563   2010
                                                                                   10.96             11.63          29,015   2009
                                                                                   11.74             10.96          33,399   2008
                                                                                   11.38             11.74          40,789   2007
                                                                                   11.08             11.38          74,022   2006
                                                                                   11.03             11.08          39,558   2005
                                                                                   10.84             11.03          43,981   2004
                                                                                   10.64             10.84          15,263   2003
                                                                                   10.00             10.64              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $13.25            $16.46          18,066   2010
                                                                                    9.52             13.25          18,576   2009
                                                                                   15.56              9.52          20,152   2008
                                                                                   14.05             15.56          23,294   2007
                                                                                   13.17             14.05          23,202   2006
                                                                                   11.98             13.17          23,626   2005
                                                                                   10.49             11.98          17,153   2004
                                                                                    8.02             10.49             317   2003
                                                                                   10.00              8.02              --   2002
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $ 1.05            $ 1.03       1,688,885   2010
                                                                                    1.06              1.05       2,204,040   2009
                                                                                    1.06              1.06       1,845,969   2008
                                                                                    1.02              1.06       1,700,906   2007
                                                                                    0.99              1.02       1,237,422   2006
                                                                                    0.98              0.99         457,470   2005
                                                                                    0.99              0.98         508,386   2004
                                                                                    1.00              0.99              --   2003
                                                                                    1.00              1.00              --   2002
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.87            $ 9.72             --    2010
                                                         10.01              9.87         11,322    2009
                                                         10.00             10.01             --    2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.58            $10.52          2,441    2010
                                                          7.02              9.58          2,645    2009
                                                         11.26              7.02          2,796    2008
                                                         10.86             11.26          3,216    2007
                                                         10.12             10.86          3,174    2006
                                                         10.15             10.12          5,112    2005
                                                          9.64             10.15          3,032    2004
                                                          7.60              9.64             --    2003
                                                         10.00              7.60             --    2002
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $16.49            $20.92         21,908    2010
                                                         12.34             16.49         26,887    2009
                                                         19.61             12.34         29,518    2008
                                                         23.41             19.61         33,849    2007
                                                         17.88             23.41         41,933    2006
                                                         16.25             17.88         39,090    2005
                                                         12.48             16.25         26,529    2004
                                                         10.00             12.48          2,042    2003
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 9.56            $10.80        171,913    2010
                                                          7.69              9.56        190,110    2009
                                                         12.49              7.69        190,489    2008
                                                         12.08             12.49        218,648    2007
                                                         10.63             12.08        141,338    2006
                                                         10.34             10.63        148,821    2005
                                                          9.51             10.34        110,335    2004
                                                          7.54              9.51         10,221    2003
                                                         10.00              7.54             --    2002
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $11.14            $13.97         16,646    2010
                                                          8.65             11.14         18,455    2009
                                                         14.09              8.65         21,440    2008
                                                         13.98             14.09         21,448    2007
                                                         12.54             13.98         24,567    2006
                                                         11.64             12.54         22,282    2005
                                                         10.27             11.64         13,998    2004
                                                          8.41             10.27          1,815    2003
                                                         10.00              8.41             --    2002
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                   $12.62            $13.62         86,221    2010
                                                         10.62             12.62         87,585    2009
                                                         15.26             10.62         87,671    2008
                                                         13.89             15.26         92,985    2007
                                                         12.41             13.89         95,155    2006
                                                         12.16             12.41         86,237    2005
                                                         11.42             12.16         75,682    2004
                                                         10.00             11.42            355    2003
-------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                   $ 9.60            $10.33         81,500    2010
                                                          8.09              9.60         91,871    2009
                                                         11.65              8.09         85,153    2008
                                                         10.61             11.65         71,941    2007
                                                         10.00             10.61         34,598    2006
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $10.04            $10.89         4,937
                                                                                     7.75             10.04         5,430
                                                                                    12.32              7.75         5,427
                                                                                    11.59             12.32         3,134
                                                                                    10.14             11.59         3,124
                                                                                    10.05             10.14         1,891
                                                                                     9.45             10.05         1,225
                                                                                     7.79              9.45         1,013
                                                                                    10.00              7.79            --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.51            $11.70         2,396
                                                                                     6.43              9.51            --
                                                                                    10.00              6.43            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.03            $ 9.89            --
                                                                                     7.02              9.03            --
                                                                                    10.00              7.02            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.68            $ 9.32        18,702
                                                                                     7.59              8.68        23,828
                                                                                    10.00              7.59        12,349
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.92           856
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.30            $11.69        26,147
                                                                                    10.58             11.30        14,015
                                                                                    10.00             10.58        11,236
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.80            $11.95         7,216
                                                                                     7.46              9.80        14,956
                                                                                    10.00              7.46        14,892
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.37            $12.00        26,568
                                                                                     7.24             10.37        18,995
                                                                                    10.00              7.24        20,569
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.55            $10.42         9,398
                                                                                     6.57              8.55         6,262
                                                                                    10.00              6.57         5,532
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $10.72            $13.18         5,819
                                                                                     8.18             10.72         5,694
                                                                                    13.21              8.18         4,356
                                                                                    13.01             13.21         4,389
                                                                                    11.38             13.01           946
                                                                                    10.00             11.38           607
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $13.82            $14.70        21,559
                                                                                    11.18             13.82        24,860
                                                                                    13.54             11.18        27,418
                                                                                    12.48             13.54        27,298
                                                                                    11.48             12.48        29,652
                                                                                    10.84             11.48        29,239
                                                                                    10.17             10.84        21,376
                                                                                     9.09             10.17           146
                                                                                    10.00              9.09            --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
                                                                             2004
                                                                             2003
                                                                             2002
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $14.57            $15.27        18,865
                                                                                       10.14             14.57        23,965
                                                                                       18.51             10.14        26,176
                                                                                       13.77             18.51        19,372
                                                                                       12.82             13.77         5,828
                                                                                       11.58             12.82           186
                                                                                        9.97             11.58           196
                                                                                        8.43              9.97            --
                                                                                       10.00              8.43            --
---------------------------------------------------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                                $22.16            $27.26         2,400
                                                                                       12.58             22.16         2,677
                                                                                       26.75             12.58         2,812
                                                                                       21.24             26.75         2,887
                                                                                       14.72             21.24         2,922
                                                                                       11.34             14.72         2,977
                                                                                        9.71             11.34         3,095
                                                                                        7.33              9.71            --
                                                                                       10.00              7.33            --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $12.05            $14.79        20,085
                                                                                        9.13             12.05        19,234
                                                                                       15.61              9.13        21,020
                                                                                       15.81             15.61        21,069
                                                                                       14.51             15.81        20,750
                                                                                       13.45             14.51         9,905
                                                                                       12.56             13.45         2,403
                                                                                       10.00             12.56            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.72            $ 8.51           322
                                                                                        6.39              7.72           351
                                                                                        9.99              6.39           351
                                                                                       10.00              9.99           351
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.54            $ 8.65        10,152
   Class I                                                                              5.92              7.54        10,615
                                                                                        9.49              5.92        11,267
                                                                                       10.00              9.49        12,600
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.40            $10.38        21,785
                                                                                        6.87              9.40        23,855
                                                                                       11.08              6.87        25,694
                                                                                       10.14             11.08        27,013
                                                                                        9.61             10.14        27,754
                                                                                        9.37              9.61        34,513
                                                                                        8.73              9.37        28,980
                                                                                        7.24              8.73            96
                                                                                       10.00              7.24            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.43            $11.38        28,406
                                                                                        8.38             10.43        32,102
                                                                                       12.76              8.38        25,164
                                                                                       11.78             12.76        30,577
                                                                                       10.62             11.78        30,924
                                                                                       10.09             10.62        48,207
                                                                                        9.23             10.09        42,286
                                                                                        7.70              9.23         5,518
                                                                                       10.00              7.70            --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  Overseas Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
                                                                                2004
                                                                                2003
                                                                                2002
------------------------------------------------------------------------------------

                                                                                                    NUMBER OF
                                                                  ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                 UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                    BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                $10.34            $13.83         2,293     2010
                                                                       6.45             10.34         2,570     2009
                                                                      10.84              6.45         3,143     2008
                                                                      10.77             10.84         4,189     2007
                                                                       9.69             10.77         5,830     2006
                                                                       9.38              9.69         5,344     2005
                                                                       8.97              9.38         3,236     2004
                                                                       6.83              8.97            --     2003
                                                                      10.00              6.83            --     2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                 $12.55            $13.54        12,318     2010
                                                                      10.83             12.55        11,130     2009
                                                                      14.17             10.83        10,622     2008
                                                                      13.86             14.17        11,175     2007
                                                                      12.62             13.86        11,336     2006
                                                                      12.50             12.62           521     2005
                                                                      11.44             12.50            --     2004
                                                                      10.02             11.44            --     2003
                                                                      10.00             10.02            --     2002
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                    $20.21            $22.57        18,513     2010
                                                                      15.45             20.21        21,792     2009
                                                                      25.26             15.45        23,974     2008
                                                                      20.12             25.26        29,843     2007
                                                                      15.61             20.12        33,459     2006
                                                                      13.61             15.61        17,386     2005
                                                                      10.65             13.61         8,309     2004
                                                                       7.99             10.65         1,593     2003
                                                                      10.00              7.99            --     2002
--------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                     $ 8.23            $ 9.12        15,517     2010
                                                                       6.88              8.23        17,017     2009
                                                                      12.39              6.88        20,720     2008
                                                                      12.17             12.39        16,640     2007
                                                                      11.16             12.17        14,213     2006
                                                                      10.94             11.16        11,604     2005
                                                                      10.00             10.94         4,154     2004
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares         $12.42            $13.34        31,683     2010
                                                                       8.75             12.42        34,629     2009
                                                                      16.37              8.75        38,619     2008
                                                                      14.61             16.37        42,772     2007
                                                                      13.79             14.61        44,994     2006
                                                                      13.37             13.79        45,545     2005
                                                                      12.74             13.37        33,823     2004
                                                                       9.91             12.74         5,726     2003
                                                                      10.00              9.91            --     2002
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares            $13.42            $15.28        51,101     2010
                                                                       9.79             13.42        51,511     2009
                                                                      16.67              9.79        53,420     2008
                                                                      15.97             16.67        53,272     2007
                                                                      13.83             15.97        40,949     2006
                                                                      12.32             13.83        39,270     2005
                                                                      10.53             12.32        16,845     2004
                                                                       7.49             10.53         1,186     2003
                                                                      10.00              7.49            --     2002
--------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 9.58            $10.92        62,745     2010
                                                                               7.61              9.58        52,901     2009
                                                                              12.60              7.61        58,367     2008
                                                                              12.29             12.60        41,738     2007
                                                                              10.89             12.29        58,479     2006
                                                                              10.46             10.89        48,268     2005
                                                                               9.74             10.46        38,220     2004
                                                                               7.83              9.74           477     2003
                                                                              10.00              7.83            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $15.23            $18.45        34,743     2010
                                                                              11.31             15.23        29,673     2009
                                                                              18.54             11.31        32,204     2008
                                                                              19.11             18.54        32,397     2007
                                                                              16.94             19.11        34,548     2006
                                                                              15.69             16.94        31,487     2005
                                                                              13.38             15.69        23,028     2004
                                                                               9.42             13.38           498     2003
                                                                              10.00              9.42            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $10.65            $13.32         4,506     2010
                                                                               8.18             10.65         3,888     2009
                                                                              16.37              8.18         4,441     2008
                                                                              15.69             16.37         4,575     2007
                                                                              15.53             15.69         4,546     2006
                                                                              14.09             15.53         4,036     2005
                                                                              11.99             14.09         2,790     2004
                                                                              10.00             11.99            --     2003
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $11.27            $12.53         3,581     2010
                                                                               9.43             11.27         3,729     2009
                                                                              11.39              9.43         1,881     2008
                                                                              10.70             11.39            --     2007
                                                                              10.40             10.70            75     2006
                                                                              10.00             10.40            75     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $14.73            $16.59        69,670     2010
                                                                              10.67             14.73        65,050     2009
                                                                              14.17             10.67        61,349     2008
                                                                              13.92             14.17        61,470     2007
                                                                              12.97             13.92        61,897     2006
                                                                              12.66             12.97        53,611     2005
                                                                              11.74             12.66        38,157     2004
                                                                               9.71             11.74        12,869     2003
                                                                              10.00              9.71            --     2002
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $15.23            $16.73        44,689     2010
                                                                              16.19             15.23        50,812     2009
                                                                              14.02             16.19        63,209     2008
                                                                              12.99             14.02        67,983     2007
                                                                              13.05             12.99        76,949     2006
                                                                              12.66             13.05        78,524     2005
                                                                              11.96             12.66        27,299     2004
                                                                              11.70             11.96         1,449     2003
                                                                              10.00             11.70            --     2002
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares         $11.79            $12.21        104,922    2010
                                                                 10.57             11.79        102,000    2009
                                                                 10.79             10.57        123,537    2008
                                                                 10.21             10.79         64,672    2007
                                                                  9.98             10.21         16,092    2006
                                                                 10.00              9.98          4,304    2005
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $14.55            $15.48        256,525    2010
                                                                 12.96             14.55        146,125    2009
                                                                 12.57             12.96        122,154    2008
                                                                 11.75             12.57        170,528    2007
                                                                 11.50             11.75        150,103    2006
                                                                 11.41             11.50        143,435    2005
                                                                 11.05             11.41         98,379    2004
                                                                 10.69             11.05         14,967    2003
                                                                 10.00             10.69             --    2002
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.69            $11.29         17,736    2010
                                                                  6.48              9.69         19,189    2009
                                                                 11.33              6.48         19,942    2008
                                                                  9.77             11.33         19,889    2007
                                                                  9.39              9.77         19,846    2006
                                                                  9.44              9.39         22,405    2005
                                                                  8.77              9.44         22,514    2004
                                                                  6.13              8.77             --    2003
                                                                 10.00              6.13             --    2002
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $13.76            $15.09          2,466    2010
                                                                  9.83             13.76          2,586    2009
                                                                 16.00              9.83          2,569    2008
                                                                 14.57             16.00          2,581    2007
                                                                 14.61             14.57          2,587    2006
                                                                 13.02             14.61            193    2005
                                                                 12.12             13.02            195    2004
                                                                 10.00             12.12             --    2003
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $18.68            $19.73          4,698    2010
                                                                 12.06             18.68          4,688    2009
                                                                 20.22             12.06          7,630    2008
                                                                 18.66             20.22          9,245    2007
                                                                 16.69             18.66          9,978    2006
                                                                 13.99             16.69          1,424    2005
                                                                 12.32             13.99            341    2004
                                                                 10.00             12.32             --    2003
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $20.66            $25.92         10,530    2010
                                                                 11.90             20.66         13,857    2009
                                                                 25.84             11.90         12,681    2008
                                                                 17.78             25.84         11,965    2007
                                                                 14.85             17.78          9,109    2006
                                                                 10.00             14.85             --    2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.60          1,873    2010
---------------------------------------------------------------------------------------------------------------

                    PRINCIPAL PROTECTION ADVANTAGE ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.79            $ 8.18         3,774     2010
                                                                               5.37              7.79         4,417     2009
                                                                              11.38              5.37         5,295     2008
                                                                              11.44             11.38         5,445     2007
                                                                              10.32             11.44         5,295     2006
                                                                              10.00             10.32         4,738     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.25            $ 9.35            --     2010
                                                                               6.94              8.25            --     2009
                                                                              12.30              6.94            --     2008
                                                                              11.19             12.30            --     2007
                                                                              10.72             11.19            --     2006
                                                                              10.00             10.72            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.88            $10.62            --     2010
                                                                               7.84              9.88           615     2009
                                                                              11.44              7.84           612     2008
                                                                              10.78             11.44           578     2007
                                                                              10.00             10.78           595     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.39            $13.69         7,367     2010
                                                                               9.35             12.39        10,249     2009
                                                                              16.03              9.35         9,512     2008
                                                                              14.27             16.03         9,242     2007
                                                                              11.37             14.27        10,551     2006
                                                                              10.00             11.37         3,043     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.76            $11.45            --     2010
                                                                               6.00              9.76            --     2009
                                                                              12.02              6.00            --     2008
                                                                              10.50             12.02            --     2007
                                                                              10.42             10.50            --     2006
                                                                              10.00             10.42            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.92            $10.13         4,170     2010
                                                                               7.08              8.92         5,603     2009
                                                                              11.24              7.08         5,398     2008
                                                                              11.72             11.24        10,611     2007
                                                                              10.29             11.72         7,239     2006
                                                                              10.00             10.29           619     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.88            $ 9.76            --     2010
                                                                               7.38              8.88            --     2009
                                                                               9.73              7.38            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.52            $ 9.22            --     2010
                                                                               6.97              8.52            --     2009
                                                                              10.18              6.97         4,625     2008
                                                                              10.00             10.18            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.19            $11.86            --     2010
                                                                               6.78             10.19            --     2009
                                                                              13.14              6.78            --     2008
                                                                              11.17             13.14            --     2007
                                                                              10.50             11.17            --     2006
                                                                              10.00             10.50            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            $ 8.31            $ 9.20         4,917     2010
                                                                        7.04              8.31         5,597     2009
                                                                       12.09              7.04         5,498     2008
                                                                       11.75             12.09        10,590     2007
                                                                       10.23             11.75         4,792     2006
                                                                       10.00             10.23         3,321     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 9.47            $ 9.69        20,517     2010
                                                                        7.18              9.47        21,755     2009
                                                                       15.65              7.18        19,733     2008
                                                                       15.11             15.65        20,014     2007
                                                                       11.39             15.11        19,873     2006
                                                                       10.00             11.39         6,631     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 9.53            $10.28         2,389     2010
                                                                        7.08              9.53         2,403     2009
                                                                       11.99              7.08         2,612     2008
                                                                       10.76             11.99         2,256     2007
                                                                       11.03             10.76         2,375     2006
                                                                       10.00             11.03         1,808     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.78            $10.43            --     2010
                                                                        5.61              7.78            --     2009
                                                                       10.52              5.61            --     2008
                                                                        9.43             10.52            --     2007
                                                                       10.00              9.43            --     2006
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.30            $11.65        14,835     2010
                                                                       10.44             11.30        18,723     2009
                                                                       10.81             10.44        14,517     2008
                                                                       10.06             10.81         6,820     2007
                                                                       10.09             10.06         7,056     2006
                                                                       10.00             10.09         2,217     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 9.72            $10.73           455     2010
                                                                        7.56              9.72           470     2009
                                                                       12.21              7.56           494     2008
                                                                       12.26             12.21         2,279     2007
                                                                       10.27             12.26         2,422     2006
                                                                       10.00             10.27            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.16            $14.17        21,913     2010
                                                                       11.09             13.16        21,848     2009
                                                                       14.06             11.09        21,493     2008
                                                                       12.27             14.06         1,920     2007
                                                                       10.74             12.27         2,063     2006
                                                                       10.00             10.74            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.38            $ 9.47            --     2010
                                                                        6.74              8.38            --     2009
                                                                       11.63              6.74            --     2008
                                                                       10.96             11.63            --     2007
                                                                       10.45             10.96            --     2006
                                                                       10.00             10.45            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.44            $10.63           257     2010
                                                                        6.72              8.44           295     2009
                                                                       11.45              6.72           304     2008
                                                                       11.80             11.45           976     2007
                                                                       10.71             11.80           875     2006
                                                                       10.00             10.71           652     2005
---------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 9.21            $10.99
                                                                                          7.41              9.21
                                                                                         12.47              7.41
                                                                                         10.82             12.47
                                                                                         10.39             10.82
                                                                                         10.00             10.39
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $11.79            $13.17
                                                                                          8.71             11.79
                                                                                         17.23              8.71
                                                                                         14.67             17.23
                                                                                         12.13             14.67
                                                                                         10.00             12.13
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.58            $11.33
                                                                                          7.47             10.58
                                                                                         10.44              7.47
                                                                                         10.47             10.44
                                                                                         10.11             10.47
                                                                                         10.00             10.11
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $11.99            $13.46
                                                                                          8.01             11.99
                                                                                         11.04              8.01
                                                                                         10.90             11.04
                                                                                         10.05             10.90
                                                                                         10.00             10.05
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $10.30            $11.91
                                                                                          8.13             10.30
                                                                                         14.26              8.13
                                                                                         12.05             14.26
                                                                                         10.71             12.05
                                                                                         10.00             10.71
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                    $10.69            $11.96
                                                                                          8.46             10.69
                                                                                         12.12              8.46
                                                                                         10.72             12.12
                                                                                         10.20             10.72
                                                                                         10.00             10.20
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 9.74            $11.26
                                                                                          7.17              9.74
                                                                                         11.10              7.17
                                                                                         10.40             11.10
                                                                                         10.00             10.40
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        $10.28            $11.80
                                                                                          7.73             10.28
                                                                                         13.74              7.73
                                                                                         11.94             13.74
                                                                                         10.92             11.94
                                                                                         10.00             10.92
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                            4,932     2010
                                                                                      5,388     2009
                                                                                      5,373     2008
                                                                                      4,499     2007
                                                                                      4,984     2006
                                                                                      2,686     2005
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       6,182     2010
                                                                                      7,326     2009
                                                                                      7,309     2008
                                                                                     10,680     2007
                                                                                     11,242     2006
                                                                                      1,854     2005
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          489     2010
                                                                                      5,032     2009
                                                                                      4,136     2008
                                                                                      4,574     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  291     2010
                                                                                        653     2009
                                                                                        836     2008
                                                                                      2,669     2007
                                                                                      1,208     2006
                                                                                        394     2005
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        6,789     2010
                                                                                      4,489     2009
                                                                                      4,042     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Asset Manager/SM/ Portfolio -- Service Class 2                                 42,480     2010
                                                                                     56,211     2009
                                                                                     57,590     2008
                                                                                     65,516     2007
                                                                                     72,542     2006
                                                                                     34,391     2005
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          12,385     2010
                                                                                      1,221     2009
                                                                                      1,106     2008
                                                                                      2,168     2007
                                                                                      2,177     2006
----------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                         --     2010
                                                                                        907     2009
                                                                                         --     2008
                                                                                      4,315     2007
                                                                                      4,096     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.97            $11.55             --    2010
                                                                                    7.48              9.97             --    2009
                                                                                   13.00              7.48             --    2008
                                                                                   12.41             13.00             --    2007
                                                                                   11.11             12.41             --    2006
                                                                                   10.00             11.11             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.68            $ 9.79          3,043    2010
                                                                                    6.81              8.68          5,128    2009
                                                                                   12.13              6.81          4,997    2008
                                                                                   12.20             12.13         10,483    2007
                                                                                   10.36             12.20          6,620    2006
                                                                                   10.00             10.36          3,023    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.76            $10.66            375    2010
                                                                                    6.98              8.76            456    2009
                                                                                   13.49              6.98            847    2008
                                                                                   10.86             13.49          2,065    2007
                                                                                   10.38             10.86          2,382    2006
                                                                                   10.00             10.38          1,394    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.34            $10.51             --    2010
                                                                                    7.50              9.34             --    2009
                                                                                   13.14              7.50             --    2008
                                                                                   11.97             13.14             --    2007
                                                                                   10.81             11.97             --    2006
                                                                                   10.00             10.81             --    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.83            $11.43             --    2010
                                                                                    9.56             10.83            672    2009
                                                                                   10.09              9.56             --    2008
                                                                                   10.00             10.09          4,760    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.26            $14.21          3,151    2010
                                                                                    8.21             11.26          4,137    2009
                                                                                   13.85              8.21          4,418    2008
                                                                                   12.23             13.85          6,823    2007
                                                                                   11.09             12.23          5,486    2006
                                                                                   10.00             11.09          4,432    2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.92            $11.06             --    2010
                                                                                    5.78              8.92             --    2009
                                                                                   12.10              5.78             --    2008
                                                                                   11.69             12.10             --    2007
                                                                                   10.27             11.69             --    2006
                                                                                   10.00             10.27             --    2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.60            $11.72        323,466    2010
                                                                                    7.97             10.60        348,817    2009
                                                                                   11.54              7.97        401,050    2008
                                                                                   11.33             11.54        390,227    2007
                                                                                    9.76             11.33        375,235    2006
                                                                                   10.00              9.76        112,002    2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.97            $ 8.62             --    2010
                                                                                    6.23              7.97             --    2009
                                                                                    9.90              6.23             --    2008
                                                                                   10.00              9.90             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares            $ 9.62            $10.50         8,246     2010
                                                               7.77              9.62        11,914     2009
                                                              12.60              7.77        10,306     2008
                                                              12.40             12.60            --     2007
                                                              10.67             12.40         3,985     2006
                                                              10.00             10.67            --     2005
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 8.07            $ 8.50            --     2010
                                                               6.27              8.07            --     2009
                                                              11.07              6.27            --     2008
                                                              11.03             11.07            --     2007
                                                              10.00             11.03            --     2006
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $10.31            $11.29            --     2010
                                                               8.38             10.31            --     2009
                                                              12.73              8.38            --     2008
                                                              11.78             12.73            --     2007
                                                              10.18             11.78            --     2006
                                                              10.00             10.18            --     2005
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.37            $10.95            --     2010
                                                               9.80             10.37            --     2009
                                                              10.52              9.80            --     2008
                                                              10.22             10.52            --     2007
                                                               9.98             10.22        11,971     2006
                                                              10.00              9.98            --     2005
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $10.45            $12.94           362     2010
                                                               7.53             10.45           778     2009
                                                              12.34              7.53           814     2008
                                                              11.16             12.34         5,234     2007
                                                              10.49             11.16           799     2006
                                                              10.00             10.49           384     2005
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.52            $10.32         9,272     2010
                                                              10.69             10.52         9,517     2009
                                                              10.65             10.69         7,958     2008
                                                              10.34             10.65        19,249     2007
                                                              10.07             10.34        18,289     2006
                                                              10.00             10.07         7,860     2005
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 9.41            $10.31            --     2010
                                                               6.91              9.41            --     2009
                                                              11.12              6.91            --     2008
                                                              10.76             11.12            --     2007
                                                              10.05             10.76            --     2006
                                                              10.00             10.05            --     2005
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 9.30            $11.77         2,261     2010
                                                               6.98              9.30         2,498     2009
                                                              11.12              6.98         2,505     2008
                                                              13.31             11.12            --     2007
                                                              10.19             13.31            --     2006
                                                              10.00             10.19            --     2005
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 9.08            $10.24            --     2010
                                                               7.33              9.08           613     2009
                                                              11.93              7.33            --     2008
                                                              11.56             11.93         2,957     2007
                                                              10.21             11.56            --     2006
                                                              10.00             10.21            --     2005
------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 8.92            $11.17             --
                                                                                     6.95              8.92             --
                                                                                    11.34              6.95             --
                                                                                    11.29             11.34          2,513
                                                                                    10.15             11.29            116
                                                                                    10.00             10.15             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                              $10.35            $11.14        400,068
                                                                                     8.73             10.35        425,745
                                                                                    12.58              8.73        496,830
                                                                                    11.48             12.58        565,841
                                                                                    10.28             11.48        579,761
                                                                                    10.00             10.28        251,635
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.51            $10.21        153,306
                                                                                     8.04              9.51        147,992
                                                                                    11.60              8.04        144,324
                                                                                    10.59             11.60        169,070
                                                                                    10.00             10.59        154,816
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.90            $10.71             --
                                                                                     7.66              9.90             --
                                                                                    12.20              7.66             --
                                                                                    11.51             12.20             --
                                                                                    10.10             11.51             --
                                                                                    10.00             10.10             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.48            $11.63          2,379
                                                                                     6.42              9.48             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 9.00            $ 9.83             --
                                                                                     7.01              9.00             --
                                                                                    10.00              7.01             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.65            $ 9.26          9,284
                                                                                     7.58              8.65         13,176
                                                                                    10.00              7.58         10,595
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.90            929
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.27            $11.63         22,521
                                                                                    10.57             11.27          9,955
                                                                                    10.00             10.57          7,535
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.77            $11.88          7,374
                                                                                     7.46              9.77         14,311
                                                                                    10.00              7.46         13,223
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.34            $11.93         27,055
                                                                                     7.23             10.34         17,685
                                                                                    10.00              7.23         17,857
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.52            $10.36          7,820
                                                                                     6.57              8.52          5,434
                                                                                    10.00              6.57          4,973
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                                 $ 9.57            $11.75          3,083
                                                                                     7.33              9.57          4,420
                                                                                    11.86              7.33          4,979
                                                                                    11.71             11.86          5,895
                                                                                    10.27             11.71          5,873
                                                                                    10.00             10.27          1,675
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Goldman Sachs Mid Cap Value Fund                                           2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $12.38            $13.14         51,517
                                                                                       10.04             12.38         49,966
                                                                                       12.19             10.04         31,409
                                                                                       11.26             12.19         20,663
                                                                                       10.39             11.26         21,332
                                                                                       10.00             10.39         12,086
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $11.75            $12.28          5,081
                                                                                        8.20             11.75         12,543
                                                                                       15.00              8.20         11,869
                                                                                       11.19             15.00          3,985
                                                                                       10.44             11.19          5,432
                                                                                       10.00             10.44             --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 8.85            $10.83             64
                                                                                        6.72              8.85             71
                                                                                       11.52              6.72            553
                                                                                       11.69             11.52          6,723
                                                                                       10.75             11.69          3,073
                                                                                       10.00             10.75             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.66            $ 8.43         10,263
                                                                                        6.37              7.66         10,319
                                                                                        9.97              6.37         13,934
                                                                                       10.00              9.97         13,731
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.49            $ 8.57          4,728
   Class I                                                                              5.90              7.49          4,916
                                                                                        9.48              5.90          5,506
                                                                                       10.00              9.48          4,695
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.93            $10.93          2,721
                                                                                        7.27              9.93          3,573
                                                                                       11.75              7.27          4,115
                                                                                       10.79             11.75          4,097
                                                                                       10.24             10.79          4,393
                                                                                       10.00             10.24          3,230
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.12            $11.02             --
                                                                                        8.15             10.12             --
                                                                                       12.44              8.15             --
                                                                                       11.52             12.44             --
                                                                                       10.42             11.52             --
                                                                                       10.00             10.42             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                                 $11.08            $14.78            124
                                                                                        6.93             11.08            464
                                                                                       11.67              6.93            600
                                                                                       11.63             11.67            477
                                                                                       10.49             11.63            458
                                                                                       10.00             10.49             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 9.88            $10.63         93,441
                                                                                        8.55              9.88        106,212
                                                                                       11.21              8.55        108,269
                                                                                       10.99             11.21        147,213
                                                                                       10.03             10.99        147,014
                                                                                       10.00             10.03         79,092
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                           2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                       $13.57            $15.11             --    2010
                                                                         10.40             13.57             --    2009
                                                                         17.04             10.40             --    2008
                                                                         13.61             17.04             --    2007
                                                                         10.59             13.61             --    2006
                                                                         10.00             10.59             --    2005
-----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                        $ 7.32            $ 8.10         90,084    2010
                                                                          6.14              7.32        102,124    2009
                                                                         11.09              6.14         65,153    2008
                                                                         10.92             11.09         57,626    2007
                                                                         10.03             10.92         57,357    2006
                                                                         10.00             10.03         20,639    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares            $ 9.25            $ 9.90             --    2010
                                                                          6.53              9.25             --    2009
                                                                         12.25              6.53             --    2008
                                                                         10.97             12.25             --    2007
                                                                         10.37             10.97             --    2006
                                                                         10.00             10.37             --    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares               $10.62            $12.06          6,782    2010
                                                                          7.77             10.62          6,423    2009
                                                                         13.26              7.77          6,364    2008
                                                                         12.74             13.26             --    2007
                                                                         11.06             12.74             --    2006
                                                                         10.00             11.06             --    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                     $ 8.98            $10.20         31,353    2010
                                                                          7.14              8.98         17,747    2009
                                                                         11.86              7.14         16,041    2008
                                                                         11.60             11.86             --    2007
                                                                         10.30             11.60          9,542    2006
                                                                         10.00             10.30             --    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares           $ 9.37            $11.32         19,446    2010
                                                                          6.98              9.37         10,664    2009
                                                                         11.47              6.98         11,583    2008
                                                                         11.85             11.47         12,852    2007
                                                                         10.53             11.85          9,282    2006
                                                                         10.00             10.53          5,140    2005
-----------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares         $ 7.16            $ 8.93             --    2010
                                                                          5.51              7.16             --    2009
                                                                         11.06              5.51             --    2008
                                                                         10.63             11.06             --    2007
                                                                         10.54             10.63             --    2006
                                                                         10.00             10.54             --    2005
-----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                           $10.95            $12.14             --    2010
                                                                          9.19             10.95             --    2009
                                                                         11.13              9.19             --    2008
                                                                         10.48             11.13             --    2007
                                                                         10.22             10.48             --    2006
                                                                         10.00             10.22             --    2005
-----------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.29            $12.68         9,291     2010
                                                                               8.20             11.29         7,345     2009
                                                                              10.92              8.20         8,136     2008
                                                                              10.75             10.92         5,661     2007
                                                                              10.04             10.75        10,163     2006
                                                                              10.00             10.04         3,116     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.51            $12.60           673     2010
                                                                              12.26             11.51         4,731     2009
                                                                              10.65             12.26         3,035     2008
                                                                               9.89             10.65         5,241     2007
                                                                               9.96              9.89         5,628     2006
                                                                              10.00              9.96           180     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.68            $12.07        43,319     2010
                                                                              10.50             11.68        51,210     2009
                                                                              10.74             10.50        40,810     2008
                                                                              10.19             10.74        65,087     2007
                                                                               9.99             10.19        32,181     2006
                                                                              10.00              9.99        15,847     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.47            $13.23        25,096     2010
                                                                              11.14             12.47        15,481     2009
                                                                              10.83             11.14        13,005     2008
                                                                              10.15             10.83        18,160     2007
                                                                               9.96             10.15        34,184     2006
                                                                              10.00              9.96         6,411     2005
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $10.55            $12.27            --     2010
                                                                               7.07             10.55            --     2009
                                                                              12.41              7.07            --     2008
                                                                              10.73             12.41            --     2007
                                                                              10.34             10.73            --     2006
                                                                              10.00             10.34            --     2005
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.10            $11.04           425     2010
                                                                               7.23             10.10           432     2009
                                                                              11.80              7.23           482     2008
                                                                              10.78             11.80           416     2007
                                                                              10.83             10.78           422     2006
                                                                              10.00             10.83            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $12.38            $13.05            --     2010
                                                                               8.02             12.38           608     2009
                                                                              13.48              8.02            --     2008
                                                                              12.47             13.48         3,479     2007
                                                                              11.18             12.47         8,812     2006
                                                                              10.00             11.18            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $17.66            $22.10           129     2010
                                                                              10.20             17.66         1,421     2009
                                                                              22.20             10.20         1,692     2008
                                                                              15.32             22.20           551     2007
                                                                              12.82             15.32            --     2006
                                                                              10.00             12.82            --     2005
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $10.00            $12.58            --     2010
----------------------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.12            $ 7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.18            $ 8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.43            $10.38         2,482     2010
                                                                               7.15              9.43         4,004     2009
                                                                              12.29              7.15         5,227     2008
                                                                              10.98             12.29        10,428     2007
                                                                              10.00             10.98         9,437     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.78            $10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.21            $ 9.29            --     2010
                                                                               6.54              8.21            --     2009
                                                                              10.42              6.54            --     2008
                                                                              10.91             10.42        10,039     2007
                                                                              10.00             10.91         3,135     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63         1,708     2010
                                                                               7.34              8.79         1,722     2009
                                                                               9.71              7.34         1,694     2008
                                                                              10.00              9.71         1,706     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.21            $10.68            --     2010
                                                                               6.15              9.21            --     2009
                                                                              11.96              6.15            --     2008
                                                                              10.20             11.96            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.71            $ 8.51            --     2010
                                                                               6.55              7.71            --     2009
                                                                              11.30              6.55            --     2008
                                                                              11.02             11.30            --     2007
                                                                              10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $ 6.91            $ 7.05
                                                                                          5.26              6.91
                                                                                         11.52              5.26
                                                                                         11.16             11.52
                                                                                         10.00             11.16
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               $ 8.65            $ 9.29
                                                                                          6.45              8.65
                                                                                         10.96              6.45
                                                                                          9.86             10.96
                                                                                         10.00              9.86
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 7.68            $10.26
                                                                                          5.56              7.68
                                                                                         10.45              5.56
                                                                                          9.40             10.45
                                                                                         10.00              9.40
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.26            $11.58
                                                                                         10.45             11.26
                                                                                         10.86             10.45
                                                                                         10.14             10.86
                                                                                         10.00             10.14
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 8.71            $ 9.58
                                                                                          6.80              8.71
                                                                                         11.03              6.80
                                                                                         11.11             11.03
                                                                                         10.00             11.11
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.07            $11.89
                                                                                          9.36             11.07
                                                                                         11.92              9.36
                                                                                         10.44             11.92
                                                                                         10.00             10.44
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.61            $ 8.56
                                                                                          6.14              7.61
                                                                                         10.63              6.14
                                                                                         10.06             10.63
                                                                                         10.00             10.06
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.05            $ 8.85
                                                                                          5.63              7.05
                                                                                          9.63              5.63
                                                                                          9.96              9.63
                                                                                         10.00              9.96
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.58            $10.20
                                                                                          6.93              8.58
                                                                                         11.70              6.93
                                                                                         10.18             11.70
                                                                                         10.00             10.18
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.40            $ 9.34
                                                                                          6.22              8.40
                                                                                         12.35              6.22
                                                                                         10.56             12.35
                                                                                         10.00             10.56
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                          7,307     2010
                                                                                      7,246     2009
                                                                                      9,465     2008
                                                                                     25,927     2007
                                                                                     21,605     2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            5,506     2010
                                                                                      8,836     2009
                                                                                      9,287     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          53,103     2010
                                                                                     58,978     2009
                                                                                     60,546     2008
                                                                                     70,194     2007
                                                                                     46,865     2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       2,752     2010
                                                                                      2,973     2009
                                                                                      4,027     2008
                                                                                     10,357     2007
                                                                                     11,553     2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.20            $10.88            --     2010
                                                                          7.23             10.20         2,477     2009
                                                                         10.14              7.23         3,360     2008
                                                                         10.20             10.14         8,412     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.48            $12.84            --     2010
                                                                          7.70             11.48            --     2009
                                                                         10.65              7.70            --     2008
                                                                         10.56             10.65            --     2007
                                                                         10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.73            $10.06         3,858     2010
                                                                          6.92              8.73         2,920     2009
                                                                         12.17              6.92         3,687     2008
                                                                         10.32             12.17            --     2007
                                                                         10.00             10.32            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.61            $11.07         9,065     2010
                                                                          7.10              9.61        10,482     2009
                                                                         11.03              7.10        12,259     2008
                                                                         10.38             11.03        15,250     2007
                                                                         10.00             10.38         6,326     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.72            $ 9.97            --     2010
                                                                          6.58              8.72            --     2009
                                                                         11.74              6.58            --     2008
                                                                         10.24             11.74         9,070     2007
                                                                         10.00             10.24         6,657     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.06            $ 9.30            --     2010
                                                                          6.07              8.06            --     2009
                                                                         10.58              6.07            --     2008
                                                                         10.14             10.58            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.72            $ 8.68            --     2010
                                                                          6.08              7.72            --     2009
                                                                         10.87              6.08            --     2008
                                                                         10.98             10.87         7,778     2007
                                                                         10.00             10.98            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.04            $ 9.74            --     2010
                                                                          6.43              8.04            --     2009
                                                                         12.47              6.43            --     2008
                                                                         10.07             12.47            --     2007
                                                                         10.00             10.07            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.14            $ 9.12            --     2010
                                                                          6.55              8.14            --     2009
                                                                         11.53              6.55            --     2008
                                                                         10.55             11.53            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28            --     2010
                                                                          9.50             10.73            --     2009
                                                                         10.06              9.50            --     2008
                                                                         10.00             10.06         8,530     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.91            $11.20             --    2010
                                                                                    6.52              8.91             --    2009
                                                                                   11.04              6.52             --    2008
                                                                                    9.78             11.04          3,870    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.98            $ 9.86             --    2010
                                                                                    5.19              7.98             --    2009
                                                                                   10.90              5.19             --    2008
                                                                                   10.57             10.90             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.23            $11.27        197,263    2010
                                                                                    7.71             10.23        213,744    2009
                                                                                   11.21              7.71        238,353    2008
                                                                                   11.05             11.21        259,832    2007
                                                                                   10.00             11.05        161,437    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52             --    2010
                                                                                    6.20              7.90             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06          4,251    2010
                                                                                    6.76              8.33          7,577    2009
                                                                                   10.99              6.76          9,199    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86          6,302    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36             --    2010
                                                                                    6.21              7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.44            $10.30             --    2010
                                                                                    7.70              9.44             --    2009
                                                                                   11.74              7.70             --    2008
                                                                                   10.90             11.74             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.37            $10.91             --    2010
                                                                                    9.83             10.37             --    2009
                                                                                   10.60              9.83             --    2008
                                                                                   10.34             10.60             --    2007
                                                                                   10.00             10.34         16,437    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.17            $11.32             --    2010
                                                                                    6.63              9.17             --    2009
                                                                                   10.90              6.63             --    2008
                                                                                    9.90             10.90          3,895    2007
                                                                                   10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.24            $10.01            930    2010
                                                                                   10.44             10.24             --    2009
                                                                                   10.44             10.44         10,770    2008
                                                                                   10.17             10.44             --    2007
                                                                                   10.00             10.17          3,353    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     $ 9.03            $ 9.86             --
                                                                                     6.66              9.03             --
                                                                                    10.74              6.66             --
                                                                                    10.43             10.74             --
                                                                                    10.00             10.43             --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 8.41            $10.61          1,238
                                                                                     6.34              8.41          1,521
                                                                                    10.13              6.34          2,107
                                                                                    12.16             10.13             --
                                                                                    10.00             12.16             --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.41            $ 9.45             --
                                                                                     6.81              8.41             --
                                                                                    11.13              6.81             --
                                                                                    10.83             11.13          5,697
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.76            $ 9.67             --
                                                                                     6.06              7.76             --
                                                                                     9.93              6.06             --
                                                                                     9.92              9.93             --
                                                                                    10.00              9.92             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.39            $10.04        373,935
                                                                                     7.96              9.39        393,590
                                                                                    11.53              7.96        390,342
                                                                                    10.57             11.53        399,348
                                                                                    10.00             10.57        252,808
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.18            $ 9.90             --
                                                                                     7.13              9.18             --
                                                                                    11.41              7.13             --
                                                                                    10.80             11.41             --
                                                                                    10.00             10.80             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.43            $11.54          1,106
                                                                                     6.42              9.43             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.96            $ 9.75             --
                                                                                     7.00              8.96             --
                                                                                    10.00              7.00             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.61            $ 9.19          4,218
                                                                                     7.58              8.61          7,290
                                                                                    10.00              7.58          8,265
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.87             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.21            $11.53         11,030
                                                                                    10.56             11.21          5,520
                                                                                    10.00             10.56          5,805
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.73            $11.78          3,289
                                                                                     7.45              9.73          7,913
                                                                                    10.00              7.45         10,154
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.29            $11.83         13,085
                                                                                     7.22             10.29          9,784
                                                                                    10.00              7.22         13,856
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.48            $10.27          3,782
                                                                                     6.56              8.48          2,999
                                                                                    10.00              6.56          3,886
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                               2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $11.43            $12.09            --
                                                                                        9.31             11.43            --
                                                                                       11.34              9.31            --
                                                                                       10.51             11.34            --
                                                                                       10.00             10.51            --
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.83            $11.27         2,273
                                                                                        7.58             10.83         7,025
                                                                                       13.92              7.58         9,926
                                                                                       10.42             13.92         7,714
                                                                                       10.00             10.42         8,149
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.71            $ 9.40            --
                                                                                        5.87              7.71            --
                                                                                       10.11              5.87            --
                                                                                       10.30             10.11            --
                                                                                       10.00             10.30            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.59            $ 8.32         3,943
                                                                                        6.33              7.59         4,388
                                                                                        9.95              6.33         4,796
                                                                                       10.00              9.95         4,727
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.42            $ 8.46            --
   Class I                                                                              5.86              7.42            --
                                                                                        9.45              5.86            --
                                                                                       10.00              9.45            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.33            $10.23            --
                                                                                        6.86              9.33            --
                                                                                       11.12              6.86            --
                                                                                       10.25             11.12            --
                                                                                       10.00             10.25            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.23            $10.01            --
                                                                                        7.46              9.23            --
                                                                                       11.43              7.46            --
                                                                                       10.62             11.43            --
                                                                                       10.00             10.62            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 9.48            $10.16        18,893
                                                                                        8.23              9.48        13,576
                                                                                       10.83              8.23        13,062
                                                                                       10.66             10.83        15,477
                                                                                       10.00             10.66         7,996
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     $11.98            $13.30            --
                                                                                        9.22             11.98            --
                                                                                       15.15              9.22            --
                                                                                       12.15             15.15            --
                                                                                       10.00             12.15            --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                      $ 7.14            $ 7.87         3,381
                                                                                        6.00              7.14         3,429
                                                                                       10.89              6.00         3,301
                                                                                       10.76             10.89         3,478
                                                                                       10.00             10.76           548
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.47            $ 9.05            --     2010
                                                                               6.01              8.47            --     2009
                                                                              11.31              6.01            --     2008
                                                                              10.16             11.31            --     2007
                                                                              10.00             10.16            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.72            $ 9.87         3,893     2010
                                                                               6.40              8.72         4,316     2009
                                                                              10.96              6.40         5,905     2008
                                                                              10.57             10.96            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.17            $ 9.26        16,660     2010
                                                                               6.53              8.17        10,737     2009
                                                                              10.88              6.53        13,556     2008
                                                                              10.68             10.88            --     2007
                                                                              10.00             10.68        14,376     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.77            $ 9.35         8,227     2010
                                                                               5.80              7.77         1,644     2009
                                                                               9.57              5.80         2,242     2008
                                                                               9.93              9.57         6,611     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.39            $ 7.94            --     2010
                                                                               4.94              6.39            --     2009
                                                                               9.94              4.94            --     2008
                                                                               9.59              9.94            --     2007
                                                                              10.00              9.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.69            $11.82            --     2010
                                                                               9.00             10.69            --     2009
                                                                              10.95              9.00            --     2008
                                                                              10.35             10.95            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.89            $12.19         3,148     2010
                                                                               7.94             10.89         2,320     2009
                                                                              10.61              7.94         3,255     2008
                                                                              10.48             10.61            --     2007
                                                                              10.00             10.48         6,512     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.19            $13.31            --     2010
                                                                              13.04             12.19         2,003     2009
                                                                              11.36             13.04         1,876     2008
                                                                              10.59             11.36         7,634     2007
                                                                              10.00             10.59         6,361     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.56            $11.90        12,840     2010
                                                                              10.43             11.56        17,262     2009
                                                                              10.71             10.43        18,863     2008
                                                                              10.20             10.71        48,000     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.53            $13.25         9,629     2010
                                                                              11.24             12.53         4,953     2009
                                                                              10.97             11.24         5,455     2008
                                                                              10.31             10.97         7,852     2007
                                                                              10.00             10.31        32,884     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.96            $11.54            --     2010
                                                                  6.70              9.96            --     2009
                                                                 11.79              6.70            --     2008
                                                                 10.23             11.79            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.27            $10.10            --     2010
                                                                  6.66              9.27            --     2009
                                                                 10.91              6.66            --     2008
                                                                 10.00             10.91            --     2007
                                                                 10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.35            $10.87            --     2010
                                                                  6.73             10.35            --     2009
                                                                 11.35              6.73            --     2008
                                                                 10.54             11.35         7,440     2007
                                                                 10.00             10.54        14,525     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.90            $13.59            --     2010
                                                                  6.32             10.90         1,179     2009
                                                                 13.80              6.32         2,038     2008
                                                                  9.55             13.80         1,593     2007
                                                                 10.00              9.55            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

         LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.17            $ 7.51            --     2010
                                                                               4.95              7.17            --     2009
                                                                              10.51              4.95            --     2008
                                                                              10.59             10.51            --     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.22            $ 8.16            --     2010
                                                                               6.08              7.22            --     2009
                                                                              10.80              6.08            --     2008
                                                                               9.85             10.80            --     2007
                                                                              10.00              9.85            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.80            $10.52            --     2010
                                                                               7.80              9.80            --     2009
                                                                              11.40              7.80            --     2008
                                                                              10.77             11.40            --     2007
                                                                              10.00             10.77            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.48            $10.46        27,613     2010
                                                                               7.18              9.48        45,462     2009
                                                                              12.32              7.18        52,487     2008
                                                                              10.99             12.32        90,461     2007
                                                                              10.00             10.99        50,350     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.83            $10.35            --     2010
                                                                               5.44              8.83            --     2009
                                                                              10.92              5.44            --     2008
                                                                               9.56             10.92            --     2007
                                                                              10.00              9.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.26            $ 9.36            --     2010
                                                                               6.57              8.26            --     2009
                                                                              10.44              6.57            --     2008
                                                                              10.92             10.44        87,647     2007
                                                                              10.00             10.92        16,768     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.83            $ 9.69         3,868     2010
                                                                               7.36              8.83            --     2009
                                                                               9.72              7.36            --     2008
                                                                              10.00              9.72            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.48            $ 9.16            --     2010
                                                                               6.95              8.48            --     2009
                                                                              10.17              6.95            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.26            $10.76            --     2010
                                                                               6.17              9.26            --     2009
                                                                              11.99              6.17            --     2008
                                                                              10.21             11.99            --     2007
                                                                              10.00             10.21            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.76            $ 8.57            --     2010
                                                                               6.58              7.76            --     2009
                                                                              11.33              6.58            --     2008
                                                                              11.03             11.33            --     2007
                                                                              10.00             11.03            --     2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $ 6.95            $ 7.10
                                                                                          5.28              6.95
                                                                                         11.55              5.28
                                                                                         11.17             11.55
                                                                                         10.00             11.17
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               $ 8.69            $ 9.35
                                                                                          6.47              8.69
                                                                                         10.98              6.47
                                                                                          9.87             10.98
                                                                                         10.00              9.87
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 7.72            $10.34
                                                                                          5.58              7.72
                                                                                         10.48              5.58
                                                                                          9.41             10.48
                                                                                         10.00              9.41
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.33            $11.66
                                                                                         10.49             11.33
                                                                                         10.88             10.49
                                                                                         10.15             10.88
                                                                                         10.00             10.15
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 8.76            $ 9.65
                                                                                          6.83              8.76
                                                                                         11.06              6.83
                                                                                         11.12             11.06
                                                                                         10.00             11.12
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.13            $11.97
                                                                                          9.40             11.13
                                                                                         11.95              9.40
                                                                                         10.45             11.95
                                                                                         10.00             10.45
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.65            $ 8.62
                                                                                          6.17              7.65
                                                                                         10.65              6.17
                                                                                         10.07             10.65
                                                                                         10.00             10.07
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.09            $ 8.91
                                                                                          5.65              7.09
                                                                                          9.65              5.65
                                                                                          9.97              9.65
                                                                                         10.00              9.97
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.63            $10.27
                                                                                          6.95              8.63
                                                                                         11.73              6.95
                                                                                         10.19             11.73
                                                                                         10.00             10.19
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.44            $ 9.41
                                                                                          6.25              8.44
                                                                                         12.39              6.25
                                                                                         10.57             12.39
                                                                                         10.00             10.57
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                          81,128    2010
                                                                                      82,646    2009
                                                                                      95,066    2008
                                                                                     224,720    2007
                                                                                     115,468    2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            61,559    2010
                                                                                     100,987    2009
                                                                                      93,140    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                     --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          305,186    2010
                                                                                     306,900    2009
                                                                                     312,236    2008
                                                                                     364,194    2007
                                                                                     180,414    2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                             --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       30,655    2010
                                                                                      33,854    2009
                                                                                      40,347    2008
                                                                                      89,904    2007
                                                                                      61,613    2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.26            $10.96            130    2010
                                                                          7.26             10.26         28,088    2009
                                                                         10.17              7.26         33,884    2008
                                                                         10.21             10.17         73,382    2007
                                                                         10.00             10.21             --    2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.55            $12.94             --    2010
                                                                          7.73             11.55             --    2009
                                                                         10.68              7.73             --    2008
                                                                         10.57             10.68             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.78            $10.13         42,870    2010
                                                                          6.95              8.78         32,872    2009
                                                                         12.21              6.95         36,659    2008
                                                                         10.33             12.21             --    2007
                                                                         10.00             10.33             --    2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.67            $11.15         94,411    2010
                                                                          7.13              9.67         98,023    2009
                                                                         11.06              7.13        106,359    2008
                                                                         10.39             11.06        106,333    2007
                                                                         10.00             10.39         31,704    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.77            $10.04             --    2010
                                                                          6.61              8.77             --    2009
                                                                         11.77              6.61             --    2008
                                                                         10.25             11.77         78,929    2007
                                                                         10.00             10.25         35,408    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.11            $ 9.37             --    2010
                                                                          6.09              8.11             --    2009
                                                                         10.61              6.09             --    2008
                                                                         10.15             10.61             --    2007
                                                                         10.00             10.15             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.77            $ 8.74             --    2010
                                                                          6.11              7.77             --    2009
                                                                         10.90              6.11             --    2008
                                                                         10.99             10.90         67,761    2007
                                                                         10.00             10.99             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.09            $ 9.81             --    2010
                                                                          6.45              8.09             --    2009
                                                                         12.50              6.45             --    2008
                                                                         10.08             12.50             --    2007
                                                                         10.00             10.08             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.19            $ 9.19             --    2010
                                                                          6.58              8.19             --    2009
                                                                         11.56              6.58             --    2008
                                                                         10.56             11.56             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.77            $11.35             --    2010
                                                                          9.52             10.77             --    2009
                                                                         10.07              9.52             --    2008
                                                                         10.00             10.07         74,408    2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.96            $11.28              --   2010
                                                                                    6.54              8.96              --   2009
                                                                                   11.06              6.54              --   2008
                                                                                    9.79             11.06          33,633   2007
                                                                                   10.00              9.79              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.02            $ 9.93              --   2010
                                                                                    5.21              8.02              --   2009
                                                                                   10.92              5.21              --   2008
                                                                                   10.58             10.92              --   2007
                                                                                   10.00             10.58              --   2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.29            $11.35       1,474,041   2010
                                                                                    7.75             10.29       1,673,890   2009
                                                                                   11.24              7.75       1,936,524   2008
                                                                                   11.06             11.24       1,971,760   2007
                                                                                   10.00             11.06       1,008,951   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.93            $ 8.57           2,506   2010
                                                                                    6.22              7.93           2,453   2009
                                                                                    9.90              6.22              --   2008
                                                                                   10.00              9.90              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.38            $ 9.13          47,181   2010
                                                                                    6.79              8.38          85,490   2009
                                                                                   11.02              6.79          92,234   2008
                                                                                   10.87             11.02              --   2007
                                                                                   10.00             10.87          33,674   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 8.01            $ 8.42              --   2010
                                                                                    6.23              8.01              --   2009
                                                                                   11.04              6.23              --   2008
                                                                                   11.01             11.04              --   2007
                                                                                   10.00             11.01              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.50            $10.38              --   2010
                                                                                    7.73              9.50              --   2009
                                                                                   11.77              7.73              --   2008
                                                                                   10.92             11.77              --   2007
                                                                                   10.00             10.92              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.43            $10.99              --   2010
                                                                                    9.87             10.43              --   2009
                                                                                   10.62              9.87              --   2008
                                                                                   10.35             10.62              --   2007
                                                                                   10.00             10.35          87,614   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.23            $11.40              --   2010
                                                                                    6.66              9.23              --   2009
                                                                                   10.93              6.66              --   2008
                                                                                    9.91             10.93          33,900   2007
                                                                                   10.00              9.91              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.29            $10.08         111,179   2010
                                                                                   10.48             10.29              --   2009
                                                                                   10.47             10.48          58,722   2008
                                                                                   10.18             10.47          23,906   2007
                                                                                   10.00             10.18          17,880   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     $ 9.08            $ 9.93              --
                                                                                     6.68              9.08              --
                                                                                    10.77              6.68              --
                                                                                    10.44             10.77              --
                                                                                    10.00             10.44              --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 8.46            $10.68          13,552
                                                                                     6.36              8.46          16,875
                                                                                    10.15              6.36          20,701
                                                                                    12.18             10.15              --
                                                                                    10.00             12.18              --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.46            $ 9.52              --
                                                                                     6.84              8.46              --
                                                                                    11.16              6.84              --
                                                                                    10.84             11.16          49,645
                                                                                    10.00             10.84              --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.80            $ 9.74              --
                                                                                     6.09              7.80              --
                                                                                     9.96              6.09              --
                                                                                     9.93              9.96              --
                                                                                    10.00              9.93              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.44            $10.12       1,773,691
                                                                                     8.00              9.44       1,929,471
                                                                                    11.56              8.00       2,000,172
                                                                                    10.58             11.56       2,211,407
                                                                                    10.00             10.58       1,211,135
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.23            $ 9.97              --
                                                                                     7.16              9.23              --
                                                                                    11.43              7.16              --
                                                                                    10.81             11.43              --
                                                                                    10.00             10.81              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.45            $11.58          12,460
                                                                                     6.42              9.45              --
                                                                                    10.00              6.42              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.98            $ 9.79              --
                                                                                     7.01              8.98              --
                                                                                    10.00              7.01              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.62            $ 9.22          46,875
                                                                                     7.58              8.62          82,644
                                                                                    10.00              7.58          83,182
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.88             198
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.24            $11.57         123,882
                                                                                    10.56             11.24          63,410
                                                                                    10.00             10.56          58,413
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.75            $11.82          36,655
                                                                                     7.45              9.75          88,694
                                                                                    10.00              7.45         102,094
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.31            $11.87         145,477
                                                                                     7.23             10.31         110,813
                                                                                    10.00              7.23         139,414
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.50            $10.31          41,881
                                                                                     6.56              8.50          33,654
                                                                                    10.00              6.56          39,048
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                               2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $11.50            $12.17         32,162
                                                                                        9.35             11.50         29,677
                                                                                       11.37              9.35         27,923
                                                                                       10.52             11.37         27,479
                                                                                       10.00             10.52          1,491
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.89            $11.35         25,307
                                                                                        7.61             10.89         79,276
                                                                                       13.96              7.61         99,188
                                                                                       10.43             13.96         66,936
                                                                                       10.00             10.43         43,306
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.75            $ 9.47             --
                                                                                        5.90              7.75             --
                                                                                       10.14              5.90             --
                                                                                       10.31             10.14             --
                                                                                       10.00             10.31             --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.62            $ 8.37         21,731
                                                                                        6.35              7.62         22,717
                                                                                        9.96              6.35         26,397
                                                                                       10.00              9.96         26,739
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.45            $ 8.51             --
   Class I                                                                              5.88              7.45             --
                                                                                        9.46              5.88             --
                                                                                       10.00              9.46             --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.38            $10.30             --
                                                                                        6.88              9.38             --
                                                                                       11.15              6.88             --
                                                                                       10.26             11.15             --
                                                                                       10.00             10.26             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.29            $10.09             --
                                                                                        7.49              9.29             --
                                                                                       11.46              7.49             --
                                                                                       10.63             11.46             --
                                                                                       10.00             10.63             --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 9.53            $10.23        131,055
                                                                                        8.26              9.53        150,266
                                                                                       10.86              8.26        140,416
                                                                                       10.67             10.86        161,826
                                                                                       10.00             10.67         82,616
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     $12.04            $13.39             --
                                                                                        9.25             12.04             --
                                                                                       15.19              9.25             --
                                                                                       12.16             15.19             --
                                                                                       10.00             12.16             --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                      $ 7.18            $ 7.93        121,626
                                                                                        6.03              7.18        130,378
                                                                                       10.92              6.03        126,692
                                                                                       10.77             10.92        110,091
                                                                                       10.00             10.77         45,034
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.52            $ 9.11             --    2010
                                                                               6.04              8.52             --    2009
                                                                              11.34              6.04             --    2008
                                                                              10.17             11.34             --    2007
                                                                              10.00             10.17             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.77            $ 9.94         43,316    2010
                                                                               6.42              8.77         48,863    2009
                                                                              10.99              6.42         59,141    2008
                                                                              10.58             10.99             --    2007
                                                                              10.00             10.58             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.22            $ 9.32        184,799    2010
                                                                               6.55              8.22        121,332    2009
                                                                              10.90              6.55        135,890    2008
                                                                              10.69             10.90             --    2007
                                                                              10.00             10.69         76,729    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.81            $ 9.42         90,798    2010
                                                                               5.83              7.81         18,377    2009
                                                                               9.60              5.83         22,342    2008
                                                                               9.94              9.60         57,600    2007
                                                                              10.00              9.94             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.42            $ 8.00             --    2010
                                                                               4.96              6.42             --    2009
                                                                               9.97              4.96             --    2008
                                                                               9.60              9.97             --    2007
                                                                              10.00              9.60             --    2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.75            $11.90             --    2010
                                                                               9.04             10.75             --    2009
                                                                              10.98              9.04             --    2008
                                                                              10.36             10.98             --    2007
                                                                              10.00             10.36             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.95            $12.28         35,048    2010
                                                                               7.97             10.95         26,309    2009
                                                                              10.64              7.97         32,226    2008
                                                                              10.49             10.64             --    2007
                                                                              10.00             10.49         34,734    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.26            $13.40             --    2010
                                                                              13.09             12.26         23,153    2009
                                                                              11.39             13.09         18,717    2008
                                                                              10.60             11.39         66,345    2007
                                                                              10.00             10.60         33,852    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.62            $11.99        143,469    2010
                                                                              10.47             11.62        196,864    2009
                                                                              10.73             10.47        189,369    2008
                                                                              10.21             10.73        418,242    2007
                                                                              10.00             10.21             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.60            $13.35        107,710    2010
                                                                              11.28             12.60         56,632    2009
                                                                              10.99             11.28         54,736    2008
                                                                              10.32             10.99         68,331    2007
                                                                              10.00             10.32        175,187    2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $10.01            $11.62            --     2010
                                                                  6.72             10.01            --     2009
                                                                 11.82              6.72            --     2008
                                                                 10.24             11.82            --     2007
                                                                 10.00             10.24            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.32            $10.17            --     2010
                                                                  6.69              9.32            --     2009
                                                                 10.93              6.69            --     2008
                                                                 10.01             10.93            --     2007
                                                                 10.00             10.01            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.41            $10.95            --     2010
                                                                  6.75             10.41            --     2009
                                                                 11.38              6.75            --     2008
                                                                 10.55             11.38        64,844     2007
                                                                 10.00             10.55        77,352     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.96            $13.68            53     2010
                                                                  6.34             10.96        13,161     2009
                                                                 13.83              6.34        20,456     2008
                                                                  9.56             13.83        13,744     2007
                                                                 10.00              9.56            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.57            --     2010
---------------------------------------------------------------------------------------------------------------

      LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.12            $ 7.45             --    2010
                                                                               4.93              7.12             --    2009
                                                                              10.48              4.93             --    2008
                                                                              10.58             10.48             --    2007
                                                                              10.00             10.58             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.18            $ 8.10             --    2010
                                                                               6.06              7.18             --    2009
                                                                              10.77              6.06             --    2008
                                                                               9.84             10.77             --    2007
                                                                              10.00              9.84             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44             --    2010
                                                                               7.77              9.75             --    2009
                                                                              11.37              7.77             --    2008
                                                                              10.75             11.37             --    2007
                                                                              10.00             10.75             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.43            $10.38         27,830    2010
                                                                               7.15              9.43         43,748    2009
                                                                              12.29              7.15         48,215    2008
                                                                              10.98             12.29         83,397    2007
                                                                              10.00             10.98             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.21            $ 9.29             --    2010
                                                                               6.54              8.21             --    2009
                                                                              10.42              6.54             --    2008
                                                                              10.91             10.42         80,487    2007
                                                                              10.00             10.91             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63         73,057    2010
                                                                               7.34              8.79         63,801    2009
                                                                               9.71              7.34         64,148    2008
                                                                              10.00              9.71         61,839    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11         73,621    2010
                                                                               6.94              8.45         73,572    2009
                                                                              10.17              6.94         72,584    2008
                                                                              10.00             10.17         54,901    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.21            $10.68             --    2010
                                                                               6.15              9.21             --    2009
                                                                              11.96              6.15             --    2008
                                                                              10.20             11.96             --    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.71            $ 8.51             --    2010
                                                                               6.55              7.71             --    2009
                                                                              11.30              6.55             --    2008
                                                                              11.02             11.30             --    2007
                                                                              10.00             11.02             --    2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.91            $ 7.05         82,013    2010
                                                                               5.26              6.91         79,446    2009
                                                                              11.52              5.26         87,278    2008
                                                                              11.16             11.52        207,209    2007
                                                                              10.00             11.16             --    2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               $ 8.65            $ 9.29
                                                                                          6.45              8.65
                                                                                         10.96              6.45
                                                                                          9.86             10.96
                                                                                         10.00              9.86
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 7.68            $10.26
                                                                                          5.56              7.68
                                                                                         10.45              5.56
                                                                                          9.40             10.45
                                                                                         10.00              9.40
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.26            $11.58
                                                                                         10.45             11.26
                                                                                         10.86             10.45
                                                                                         10.14             10.86
                                                                                         10.00             10.14
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 8.71            $ 9.58
                                                                                          6.80              8.71
                                                                                         11.03              6.80
                                                                                         11.11             11.03
                                                                                         10.00             11.11
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.07            $11.89
                                                                                          9.36             11.07
                                                                                         11.92              9.36
                                                                                         10.44             11.92
                                                                                         10.00             10.44
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.61            $ 8.56
                                                                                          6.14              7.61
                                                                                         10.63              6.14
                                                                                         10.06             10.63
                                                                                         10.00             10.06
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.05            $ 8.85
                                                                                          5.63              7.05
                                                                                          9.63              5.63
                                                                                          9.96              9.63
                                                                                         10.00              9.96
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.58            $10.20
                                                                                          6.93              8.58
                                                                                         11.70              6.93
                                                                                         10.18             11.70
                                                                                         10.00             10.18
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.40            $ 9.34
                                                                                          6.22              8.40
                                                                                         12.35              6.22
                                                                                         10.56             12.35
                                                                                         10.00             10.56
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                       $10.20            $10.88
                                                                                          7.23             10.20
                                                                                         10.14              7.23
                                                                                         10.20             10.14
                                                                                         10.00             10.20
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            61,676    2010
                                                                                      96,631    2009
                                                                                      85,123    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                     --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          282,959    2010
                                                                                     301,677    2009
                                                                                     309,216    2008
                                                                                     334,305    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                             --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       30,880    2010
                                                                                      32,539    2009
                                                                                      37,153    2008
                                                                                      83,011    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating -- Rate Income Fund                                                         --    2010
                                                                                      27,024    2009
                                                                                      30,764    2008
                                                                                      67,427    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.48            $12.84             --    2010
                                                                          7.70             11.48             --    2009
                                                                         10.65              7.70             --    2008
                                                                         10.56             10.65             --    2007
                                                                         10.00             10.56             --    2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.73            $10.06         43,179    2010
                                                                          6.92              8.73         31,774    2009
                                                                         12.17              6.92         33,512    2008
                                                                         10.32             12.17             --    2007
                                                                         10.00             10.32             --    2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.61            $11.07        130,582    2010
                                                                          7.10              9.61        143,631    2009
                                                                         11.03              7.10        157,738    2008
                                                                         10.38             11.03        146,294    2007
                                                                         10.00             10.38             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.72            $ 9.97             --    2010
                                                                          6.58              8.72             --    2009
                                                                         11.74              6.58             --    2008
                                                                         10.24             11.74         72,758    2007
                                                                         10.00             10.24             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.06            $ 9.30             --    2010
                                                                          6.07              8.06             --    2009
                                                                         10.58              6.07             --    2008
                                                                         10.14             10.58             --    2007
                                                                         10.00             10.14             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.72            $ 8.68             --    2010
                                                                          6.08              7.72             --    2009
                                                                         10.87              6.08             --    2008
                                                                         10.98             10.87         62,386    2007
                                                                         10.00             10.98             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.04            $ 9.74             --    2010
                                                                          6.43              8.04             --    2009
                                                                         12.47              6.43             --    2008
                                                                         10.07             12.47             --    2007
                                                                         10.00             10.07             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.14            $ 9.12             --    2010
                                                                          6.55              8.14             --    2009
                                                                         11.53              6.55             --    2008
                                                                         10.55             11.53             --    2007
                                                                         10.00             10.55             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28             --    2010
                                                                          9.50             10.73             --    2009
                                                                         10.06              9.50             --    2008
                                                                         10.00             10.06         68,210    2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $ 8.91            $11.20             --    2010
                                                                          6.52              8.91             --    2009
                                                                         11.04              6.52             --    2008
                                                                          9.78             11.04         31,028    2007
                                                                         10.00              9.78             --    2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 7.98            $ 9.86             --    2010
                                                                          5.19              7.98             --    2009
                                                                         10.90              5.19             --    2008
                                                                         10.57             10.90             --    2007
                                                                         10.00             10.57             --    2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.23            $11.27         937,901   2010
                                                                                    7.71             10.23       1,058,240   2009
                                                                                   11.21              7.71       1,183,297   2008
                                                                                   11.05             11.21       1,181,843   2007
                                                                                   10.00             11.05              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52         229,081   2010
                                                                                    6.20              7.90         253,725   2009
                                                                                    9.89              6.20         277,943   2008
                                                                                   10.00              9.89         237,094   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06          47,510   2010
                                                                                    6.76              8.33          82,532   2009
                                                                                   10.99              6.76          84,136   2008
                                                                                   10.86             10.99              --   2007
                                                                                   10.00             10.86              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36              --   2010
                                                                                    6.21              7.96              --   2009
                                                                                   11.01              6.21              --   2008
                                                                                   11.00             11.01              --   2007
                                                                                   10.00             11.00              --   2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.44            $10.30              --   2010
                                                                                    7.70              9.44              --   2009
                                                                                   11.74              7.70              --   2008
                                                                                   10.90             11.74              --   2007
                                                                                   10.00             10.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.37            $10.91              --   2010
                                                                                    9.83             10.37              --   2009
                                                                                   10.60              9.83              --   2008
                                                                                   10.34             10.60              --   2007
                                                                                   10.00             10.34              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.17            $11.32              --   2010
                                                                                    6.63              9.17              --   2009
                                                                                   10.90              6.63              --   2008
                                                                                    9.90             10.90          31,228   2007
                                                                                   10.00              9.90              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.24            $10.01          10,809   2010
                                                                                   10.44             10.24           1,404   2009
                                                                                   10.44             10.44          22,785   2008
                                                                                   10.17             10.44              --   2007
                                                                                   10.00             10.17              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.03            $ 9.86              --   2010
                                                                                    6.66              9.03              --   2009
                                                                                   10.74              6.66              --   2008
                                                                                   10.43             10.74              --   2007
                                                                                   10.00             10.43              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 8.41            $10.61          13,747   2010
                                                                                    6.34              8.41          16,454   2009
                                                                                   10.13              6.34          19,132   2008
                                                                                   12.16             10.13              --   2007
                                                                                   10.00             12.16              --   2006
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 8.41            $ 9.45              --   2010
                                                                                    6.81              8.41              --   2009
                                                                                   11.13              6.81              --   2008
                                                                                   10.83             11.13          45,723   2007
                                                                                   10.00             10.83              --   2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.76            $ 9.67              --
                                                                                     6.06              7.76              --
                                                                                     9.93              6.06              --
                                                                                     9.92              9.93              --
                                                                                    10.00              9.92              --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.39            $10.04       1,154,338
                                                                                     7.96              9.39       1,230,232
                                                                                    11.53              7.96       1,225,645
                                                                                    10.57             11.53       1,312,175
                                                                                    10.00             10.57              --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.18            $ 9.90              --
                                                                                     7.13              9.18              --
                                                                                    11.41              7.13              --
                                                                                    10.80             11.41              --
                                                                                    10.00             10.80              --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.43            $11.54          12,374
                                                                                     6.42              9.43              --
                                                                                    10.00              6.42              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.96            $ 9.75              --
                                                                                     7.00              8.96              --
                                                                                    10.00              7.00              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.61            $ 9.19          47,174
                                                                                     7.58              8.61          79,480
                                                                                    10.00              7.58          75,504
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.87              --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.21            $11.53         123,711
                                                                                    10.56             11.21          60,454
                                                                                    10.00             10.56          53,324
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.73            $11.78          36,785
                                                                                     7.45              9.73          85,734
                                                                                    10.00              7.45          93,339
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.29            $11.83         146,199
                                                                                     7.22             10.29         106,615
                                                                                    10.00              7.22         126,735
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.48            $10.27          42,150
                                                                                     6.56              8.48          32,567
                                                                                    10.00              6.56          35,402
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $11.43            $12.09          50,921
                                                                                     9.31             11.43          52,214
                                                                                    11.34              9.31          49,621
                                                                                    10.51             11.34          51,515
                                                                                    10.00             10.51              --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $10.83            $11.27          25,444
                                                                                     7.58             10.83          76,532
                                                                                    13.92              7.58          90,702
                                                                                    10.42             13.92          61,883
                                                                                    10.00             10.42              --
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 7.71            $ 9.40              --
                                                                                     5.87              7.71              --
                                                                                    10.11              5.87              --
                                                                                    10.30             10.11              --
                                                                                    10.00             10.30              --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------

                                                                                                                NUMBER OF
                                                                              ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                             UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
--------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --         $ 7.42            $ 8.46             --    2010
   Class I                                                                         5.86              7.42             --    2009
                                                                                   9.45              5.86             --    2008
                                                                                  10.00              9.45             --    2007
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                   $ 9.33            $10.23             --    2010
                                                                                   6.86              9.33             --    2009
                                                                                  11.12              6.86             --    2008
                                                                                  10.25             11.12             --    2007
                                                                                  10.00             10.25             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                          $ 9.23            $10.01             --    2010
                                                                                   7.46              9.23             --    2009
                                                                                  11.43              7.46             --    2008
                                                                                  10.62             11.43             --    2007
                                                                                  10.00             10.62             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                             $ 9.48            $10.16        114,737    2010
                                                                                   8.23              9.48        114,526    2009
                                                                                  10.83              8.23        118,243    2008
                                                                                  10.66             10.83        131,353    2007
                                                                                  10.00             10.66             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                $11.98            $13.30             --    2010
                                                                                   9.22             11.98             --    2009
                                                                                  15.15              9.22             --    2008
                                                                                  12.15             15.15             --    2007
                                                                                  10.00             12.15             --    2006
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                 $ 7.14            $ 7.87         79,499    2010
                                                                                   6.00              7.14         86,924    2009
                                                                                  10.89              6.00         88,062    2008
                                                                                  10.76             10.89         63,977    2007
                                                                                  10.00             10.76             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                     $ 8.47            $ 9.05             --    2010
                                                                                   6.01              8.47             --    2009
                                                                                  11.31              6.01             --    2008
                                                                                  10.16             11.31             --    2007
                                                                                  10.00             10.16             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                        $ 8.72            $ 9.87         43,625    2010
                                                                                   6.40              8.72         47,108    2009
                                                                                  10.96              6.40         54,267    2008
                                                                                  10.57             10.96             --    2007
                                                                                  10.00             10.57             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                              $ 8.17            $ 9.26        186,297    2010
                                                                                   6.53              8.17        117,065    2009
                                                                                  10.88              6.53        124,204    2008
                                                                                  10.68             10.88             --    2007
                                                                                  10.00             10.68             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                    $ 7.77            $ 9.35         91,936    2010
                                                                                   5.80              7.77         17,840    2009
                                                                                   9.57              5.80         20,401    2008
                                                                                   9.93              9.57         53,055    2007
                                                                                  10.00              9.93             --    2006
--------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares                  $ 6.39            $ 7.94             --    2010
                                                                                   4.94              6.39             --    2009
                                                                                   9.94              4.94             --    2008
                                                                                   9.59              9.94             --    2007
                                                                                  10.00              9.59             --    2006
--------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.69            $11.82             --    2010
                                                                               9.00             10.69             --    2009
                                                                              10.95              9.00             --    2008
                                                                              10.35             10.95             --    2007
                                                                              10.00             10.35             --    2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.89            $12.19         35,290    2010
                                                                               7.94             10.89         25,308    2009
                                                                              10.61              7.94         29,658    2008
                                                                              10.48             10.61             --    2007
                                                                              10.00             10.48             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.19            $13.31             --    2010
                                                                              13.04             12.19         21,997    2009
                                                                              11.36             13.04         17,202    2008
                                                                              10.59             11.36         60,836    2007
                                                                              10.00             10.59             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.56            $11.90        144,016    2010
                                                                              10.43             11.56        188,749    2009
                                                                              10.71             10.43        173,327    2008
                                                                              10.20             10.71        384,348    2007
                                                                              10.00             10.20             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.53            $13.25        107,978    2010
                                                                              11.24             12.53         54,225    2009
                                                                              10.97             11.24         50,164    2008
                                                                              10.31             10.97         62,755    2007
                                                                              10.00             10.31             --    2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.96            $11.54             --    2010
                                                                               6.70              9.96             --    2009
                                                                              11.79              6.70             --    2008
                                                                              10.23             11.79             --    2007
                                                                              10.00             10.23             --    2006
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio- Class II Shares                                        $ 9.27            $10.10             --    2010
                                                                               6.66              9.27             --    2009
                                                                              10.91              6.66             --    2008
                                                                              10.00             10.91             --    2007
                                                                              10.00             10.00             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.35            $10.87             --    2010
                                                                               6.73             10.35             --    2009
                                                                              11.35              6.73             --    2008
                                                                              10.54             11.35         59,641    2007
                                                                              10.00             10.54             --    2006
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.90            $13.59             --    2010
                                                                               6.32             10.90         12,752    2009
                                                                              13.80              6.32         18,980    2008
                                                                               9.55             13.80         12,751    2007
                                                                              10.00              9.55             --    2006
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2                      $10.00            $12.56             --    2010
----------------------------------------------------------------------------------------------------------------------------

       LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.10            $ 7.42            --     2010
                                                                               4.92              7.10            --     2009
                                                                              10.47              4.92            --     2008
                                                                              10.57             10.47            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.15            $ 8.07            --     2010
                                                                               6.04              7.15            --     2009
                                                                              10.76              6.04            --     2008
                                                                               9.83             10.76            --     2007
                                                                              10.00              9.83            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.71            $10.39            --     2010
                                                                               7.75              9.71            --     2009
                                                                              11.35              7.75            --     2008
                                                                              10.75             11.35            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.39            $10.34         4,755     2010
                                                                               7.13              9.39         7,409     2009
                                                                              12.27              7.13         7,987     2008
                                                                              10.97             12.27        12,808     2007
                                                                              10.00             10.97            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.18            $ 9.25            --     2010
                                                                               6.52              8.18            --     2009
                                                                              10.40              6.52            --     2008
                                                                              10.90             10.40        12,343     2007
                                                                              10.00             10.90            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.77            $ 9.60         4,751     2010
                                                                               7.33              8.77         4,815     2009
                                                                               9.70              7.33         4,932     2008
                                                                              10.00              9.70         4,868     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.43            $ 9.08        37,122     2010
                                                                               6.93              8.43        38,019     2009
                                                                              10.16              6.93        34,271     2008
                                                                              10.00             10.16        33,507     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.17            $10.63            --     2010
                                                                               6.13              9.17            --     2009
                                                                              11.94              6.13            --     2008
                                                                              10.20             11.94            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.68            $ 8.47            --     2010
                                                                               6.53              7.68            --     2009
                                                                              11.28              6.53            --     2008
                                                                              11.01             11.28            --     2007
                                                                              10.00             11.01            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.89            $ 7.02        13,981     2010
                                                                               5.25              6.89        13,454     2009
                                                                              11.50              5.25        14,462     2008
                                                                              11.15             11.50        31,756     2007
                                                                              10.00             11.15            --     2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               $ 8.61            $ 9.24
                                                                                          6.43              8.61
                                                                                         10.94              6.43
                                                                                          9.85             10.94
                                                                                         10.00              9.85
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 7.65            $10.21
                                                                                          5.54              7.65
                                                                                         10.44              5.54
                                                                                          9.40             10.44
                                                                                         10.00              9.40
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.22            $11.52
                                                                                         10.42             11.22
                                                                                         10.84             10.42
                                                                                         10.13             10.84
                                                                                         10.00             10.13
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund - Class III Shares                                    $ 8.68            $ 9.54
                                                                                          6.79              8.68
                                                                                         11.01              6.79
                                                                                         11.10             11.01
                                                                                         10.00             11.10
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund - Class III Shares                              $11.03            $11.83
                                                                                          9.34             11.03
                                                                                         11.90              9.34
                                                                                         10.43             11.90
                                                                                         10.00             10.43
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund - Class III Shares                               $ 7.58            $ 8.52
                                                                                          6.13              7.58
                                                                                         10.61              6.13
                                                                                         10.05             10.61
                                                                                         10.00             10.05
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund - Class III Shares                            $ 7.02            $ 8.80
                                                                                          5.61              7.02
                                                                                          9.61              5.61
                                                                                          9.95              9.61
                                                                                         10.00              9.95
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.55            $10.15
                                                                                          6.91              8.55
                                                                                         11.68              6.91
                                                                                         10.17             11.68
                                                                                         10.00             10.17
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.36            $ 9.29
                                                                                          6.21              8.36
                                                                                         12.33              6.21
                                                                                         10.55             12.33
                                                                                         10.00             10.55
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.16            $10.83
                                                                                          7.21             10.16
                                                                                         10.12              7.21
                                                                                         10.20             10.12
                                                                                         10.00             10.20
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            10,593    2010
                                                                                      16,410    2009
                                                                                      14,201    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund - Class III Shares                                      --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund - Class III Shares                           115,222    2010
                                                                                     114,642    2009
                                                                                     108,322    2008
                                                                                     119,157    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund - Class III Shares                                 --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund - Class III Shares                              --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B        5,268    2010
                                                                                       5,517    2009
                                                                                       6,161    2008
                                                                                      12,719    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                            --    2010
                                                                                       4,585    2009
                                                                                       5,145    2008
                                                                                      10,385    2007
                                                                                          --    2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.44            $12.78            --     2010
                                                                          7.68             11.44            --     2009
                                                                         10.63              7.68            --     2008
                                                                         10.55             10.63            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.70            $10.01         7,391     2010
                                                                          6.90              8.70         5,380     2009
                                                                         12.15              6.90         5,662     2008
                                                                         10.31             12.15            --     2007
                                                                         10.00             10.31            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.58            $11.02        62,557     2010
                                                                          7.09              9.58        67,575     2009
                                                                         11.01              7.09        68,881     2008
                                                                         10.37             11.01        64,862     2007
                                                                         10.00             10.37            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.69            $ 9.92            --     2010
                                                                          6.56              8.69            --     2009
                                                                         11.72              6.56            --     2008
                                                                         10.23             11.72        11,178     2007
                                                                         10.00             10.23            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.03            $ 9.26            --     2010
                                                                          6.05              8.03            --     2009
                                                                         10.56              6.05            --     2008
                                                                         10.13             10.56            --     2007
                                                                         10.00             10.13            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.69            $ 8.64            --     2010
                                                                          6.06              7.69            --     2009
                                                                         10.85              6.06            --     2008
                                                                         10.97             10.85         9,563     2007
                                                                         10.00             10.97            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.01            $ 9.70            --     2010
                                                                          6.41              8.01            --     2009
                                                                         12.45              6.41            --     2008
                                                                         10.06             12.45            --     2007
                                                                         10.00             10.06            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.11            $ 9.08            --     2010
                                                                          6.54              8.11            --     2009
                                                                         11.51              6.54            --     2008
                                                                         10.54             11.51            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.70            $11.24            --     2010
                                                                          9.48             10.70            --     2009
                                                                         10.05              9.48            --     2008
                                                                         10.00             10.05        10,516     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $ 8.88            $11.15            --     2010
                                                                          6.50              8.88            --     2009
                                                                         11.02              6.50            --     2008
                                                                          9.78             11.02         4,765     2007
                                                                         10.00              9.78            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.95            $ 9.81             --    2010
                                                                                    5.18              7.95             --    2009
                                                                                   10.88              5.18             --    2008
                                                                                   10.56             10.88             --    2007
                                                                                   10.00             10.56             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.19            $11.22        178,255    2010
                                                                                    7.69             10.19        233,864    2009
                                                                                   11.19              7.69        251,510    2008
                                                                                   11.04             11.19        235,365    2007
                                                                                   10.00             11.04             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.88            $ 8.49         34,342    2010
                                                                                    6.20              7.88         35,229    2009
                                                                                    9.89              6.20         36,537    2008
                                                                                   10.00              9.89         32,796    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.30            $ 9.02          8,134    2010
                                                                                    6.74              8.30         13,976    2009
                                                                                   10.97              6.74         14,092    2008
                                                                                   10.86             10.97             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.93            $ 8.32             --    2010
                                                                                    6.19              7.93             --    2009
                                                                                   10.99              6.19             --    2008
                                                                                   10.99             10.99             --    2007
                                                                                   10.00             10.99             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.41            $10.26             --    2010
                                                                                    7.68              9.41             --    2009
                                                                                   11.72              7.68             --    2008
                                                                                   10.90             11.72             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.34            $10.86             --    2010
                                                                                    9.81             10.34             --    2009
                                                                                   10.58              9.81             --    2008
                                                                                   10.33             10.58             --    2007
                                                                                   10.00             10.33             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.14            $11.27             --    2010
                                                                                    6.61              9.14             --    2009
                                                                                   10.89              6.61             --    2008
                                                                                    9.90             10.89          4,803    2007
                                                                                   10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.20            $ 9.96             --    2010
                                                                                   10.41             10.20             --    2009
                                                                                   10.42             10.41             --    2008
                                                                                   10.17             10.42             --    2007
                                                                                   10.00             10.17             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.00            $ 9.81             --    2010
                                                                                    6.64              9.00             --    2009
                                                                                   10.73              6.64             --    2008
                                                                                   10.42             10.73             --    2007
                                                                                   10.00             10.42             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 8.38            $10.56          2,363
                                                                                     6.32              8.38          2,785
                                                                                    10.11              6.32          3,257
                                                                                    12.16             10.11             --
                                                                                    10.00             12.16             --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.38            $ 9.40             --
                                                                                     6.79              8.38             --
                                                                                    11.11              6.79             --
                                                                                    10.82             11.11          7,012
                                                                                    10.00             10.82             --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.73            $ 9.63             --
                                                                                     6.04              7.73             --
                                                                                     9.91              6.04             --
                                                                                     9.91              9.91             --
                                                                                    10.00              9.91             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.35            $10.00        158,482
                                                                                     7.94              9.35        213,851
                                                                                    11.51              7.94        208,042
                                                                                    10.56             11.51        201,273
                                                                                    10.00             10.56             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.15            $ 9.85             --
                                                                                     7.11              9.15             --
                                                                                    11.39              7.11             --
                                                                                    10.79             11.39             --
                                                                                    10.00             10.79             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.42            $11.51          2,111
                                                                                     6.41              9.42             --
                                                                                    10.00              6.41             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.94            $ 9.73             --
                                                                                     7.00              8.94             --
                                                                                    10.00              7.00             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.59            $ 9.17          8,048
                                                                                     7.57              8.59         13,405
                                                                                    10.00              7.57         12,652
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.86             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.20            $11.50         21,159
                                                                                    10.56             11.20         10,234
                                                                                    10.00             10.56          8,845
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.71            $11.75          6,287
                                                                                     7.45              9.71         14,502
                                                                                    10.00              7.45         15,496
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.28            $11.80         24,982
                                                                                     7.22             10.28         18,011
                                                                                    10.00              7.22         21,213
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.47            $10.25          7,211
                                                                                     6.56              8.47          5,484
                                                                                    10.00              6.56          5,963
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.39            $12.03         2,951     2010
                                                                                    9.28             11.39         2,910     2009
                                                                                   11.32              9.28         2,897     2008
                                                                                   10.51             11.32         3,213     2007
                                                                                   10.00             10.51            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.79            $11.22         4,360     2010
                                                                                    7.56             10.79        12,948     2009
                                                                                   13.90              7.56        15,234     2008
                                                                                   10.41             13.90         9,537     2007
                                                                                   10.00             10.41            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 7.68            $ 9.36            --     2010
                                                                                    5.86              7.68            --     2009
                                                                                   10.09              5.86            --     2008
                                                                                   10.29             10.09            --     2007
                                                                                   10.00             10.29            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.40            $ 8.43            --     2010
   Class I                                                                          5.85              7.40            --     2009
                                                                                    9.45              5.85            --     2008
                                                                                   10.00              9.45            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.29            $10.18            --     2010
                                                                                    6.84              9.29            --     2009
                                                                                   11.11              6.84            --     2008
                                                                                   10.24             11.11            --     2007
                                                                                   10.00             10.24            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.20            $ 9.97            --     2010
                                                                                    7.44              9.20            --     2009
                                                                                   11.41              7.44            --     2008
                                                                                   10.61             11.41            --     2007
                                                                                   10.00             10.61            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.44            $10.11        17,330     2010
                                                                                    8.21              9.44        16,943     2009
                                                                                   10.82              8.21        15,995     2008
                                                                                   10.65             10.82        16,996     2007
                                                                                   10.00             10.65            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $11.93            $13.23            --     2010
                                                                                    9.19             11.93            --     2009
                                                                                   15.13              9.19            --     2008
                                                                                   12.14             15.13            --     2007
                                                                                   10.00             12.14            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 7.11            $ 7.83        51,307     2010
                                                                                    5.99              7.11        52,916     2009
                                                                                   10.87              5.99        50,665     2008
                                                                                   10.75             10.87        41,253     2007
                                                                                   10.00             10.75            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 8.44            $ 9.00            --     2010
                                                                                    5.99              8.44            --     2009
                                                                                   11.29              5.99            --     2008
                                                                                   10.15             11.29            --     2007
                                                                                   10.00             10.15            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.69            $ 9.82         7,454     2010
                                                                               6.38              8.69         7,973     2009
                                                                              10.95              6.38         9,041     2008
                                                                              10.56             10.95            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.14            $ 9.21        31,913     2010
                                                                               6.51              8.14        19,812     2009
                                                                              10.86              6.51        20,768     2008
                                                                              10.67             10.86            --     2007
                                                                              10.00             10.67            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.74            $ 9.31        15,759     2010
                                                                               5.79              7.74         3,020     2009
                                                                               9.56              5.79         3,450     2008
                                                                               9.92              9.56         8,147     2007
                                                                              10.00              9.92            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.36            $ 7.91            --     2010
                                                                               4.92              6.36            --     2009
                                                                               9.92              4.92            --     2008
                                                                               9.58              9.92            --     2007
                                                                              10.00              9.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.65            $11.76            --     2010
                                                                               8.98             10.65            --     2009
                                                                              10.93              8.98            --     2008
                                                                              10.34             10.93            --     2007
                                                                              10.00             10.34            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.85            $12.13         6,049     2010
                                                                               7.92             10.85         4,292     2009
                                                                              10.59              7.92         4,981     2008
                                                                              10.48             10.59            --     2007
                                                                              10.00             10.48            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.14            $13.24            --     2010
                                                                              13.00             12.14         3,738     2009
                                                                              11.34             13.00         2,866     2008
                                                                              10.58             11.34         9,423     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.51            $11.84        24,700     2010
                                                                              10.40             11.51        32,043     2009
                                                                              10.69             10.40        28,794     2008
                                                                              10.19             10.69        59,246     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.49            $13.19        18,523     2010
                                                                              11.21             12.49         9,199     2009
                                                                              10.95             11.21         8,331     2008
                                                                              10.31             10.95         9,691     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.92            $11.48            --     2010
                                                                               6.68              9.92            --     2009
                                                                              11.77              6.68            --     2008
                                                                              10.23             11.77            --     2007
                                                                              10.00             10.23            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.23            $10.05            --     2010
                                                                  6.64              9.23            --     2009
                                                                 10.89              6.64            --     2008
                                                                  9.99             10.89            --     2007
                                                                 10.00              9.99            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.32            $10.82            --     2010
                                                                  6.71             10.32            --     2009
                                                                 11.33              6.71            --     2008
                                                                 10.53             11.33         9,162     2007
                                                                 10.00             10.53            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.86            $13.52            --     2010
                                                                  6.30             10.86         2,158     2009
                                                                 13.77              6.30         3,094     2008
                                                                  9.54             13.77         1,962     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

                       LIFETIME INCOME PLUS 2008 ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.69            $7.05              --    2010
                                                                               4.60             6.69              --    2009
                                                                               9.70             4.60              --    2008
                                                                              10.00             9.70              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 6.58            $7.48              --    2010
                                                                               5.51             6.58              --    2009
                                                                               9.72             5.51              --    2008
                                                                              10.00             9.72              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 8.44            $9.11          11,397    2010
                                                                               6.67             8.44          11,951    2009
                                                                               9.69             6.67           9,502    2008
                                                                              10.00             9.69              --    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 7.52            $8.34         209,536    2010
                                                                               5.65             7.52         280,136    2009
                                                                               9.65             5.65         192,612    2008
                                                                              10.00             9.65          12,960    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.61            $8.67          21,261    2010
                                                                               6.01             7.61          22,831    2009
                                                                               9.50             6.01          18,625    2008
                                                                              10.00             9.50          10,058    2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.95            $9.88           3,754    2010
                                                                               7.41             8.95           3,867    2009
                                                                               9.73             7.41           3,111    2008
                                                                              10.00             9.73              --    2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.25            $8.97         310,513    2010
                                                                               6.73             8.25         330,405    2009
                                                                               9.78             6.73         260,150    2008
                                                                              10.00             9.78           8,854    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 7.68            $8.97           2,270    2010
                                                                               5.09             7.68           1,525    2009
                                                                               9.82             5.09              --    2008
                                                                              10.00             9.82              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.74            $7.49           2,548    2010
                                                                               5.68             6.74           1,982    2009
                                                                               9.72             5.68              --    2008
                                                                              10.00             9.72              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.80            $5.96         433,407    2010
                                                                               4.38             5.80         387,597    2009
                                                                               9.52             4.38         285,423    2008
                                                                              10.00             9.52          30,899    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.84            $8.49              --    2010
                                                                               5.80             7.84              --    2009
                                                                               9.79             5.80              --    2008
                                                                              10.00             9.79              --    2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.27            $9.79           2,757    2010
                                                                               5.22             7.27           2,683    2009
                                                                               9.75             5.22           1,244    2008
                                                                              10.00             9.75              --    2007
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $10.70            $11.09
                                                                                          9.85             10.70
                                                                                         10.16              9.85
                                                                                         10.00             10.16
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 7.73            $ 8.57
                                                                                          5.99              7.73
                                                                                          9.63              5.99
                                                                                         10.00              9.63
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $ 9.34            $10.10
                                                                                          7.84              9.34
                                                                                          9.90              7.84
                                                                                         10.00              9.90
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.08            $ 8.03
                                                                                          5.68              7.08
                                                                                          9.74              5.68
                                                                                         10.00              9.74
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.20            $ 9.11
                                                                                          5.71              7.20
                                                                                          9.69              5.71
                                                                                         10.00              9.69
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 7.23            $ 8.67
                                                                                          5.80              7.23
                                                                                          9.71              5.80
                                                                                         10.00              9.71
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 6.65            $ 7.46
                                                                                          4.89              6.65
                                                                                          9.64              4.89
                                                                                         10.00              9.64
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.23            $11.00
                                                                                          7.19             10.23
                                                                                         10.02              7.19
                                                                                         10.00             10.02
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $10.94            $12.33
                                                                                          7.28             10.94
                                                                                          9.99              7.28
                                                                                         10.00              9.99
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 7.17            $ 8.32
                                                                                          5.64              7.17
                                                                                          9.85              5.64
                                                                                         10.00              9.85
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 8.69            $10.09
                                                                                          6.38              8.69
                                                                                          9.83              6.38
                                                                                         10.00              9.83
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            355,792   2010
                                                                                      531,985   2009
                                                                                      300,237   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                  19,573   2010
                                                                                       28,596   2009
                                                                                        8,417   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                         1,642,779   2010
                                                                                    1,350,901   2009
                                                                                    1,065,672   2008
                                                                                       25,018   2007
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                                 --   2010
                                                                                           --   2009
                                                                                           --   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           3,000   2010
                                                                                        3,336   2009
                                                                                          467   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             41,226   2010
                                                                                       40,567   2009
                                                                                       27,284   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       180,556   2010
                                                                                      207,397   2009
                                                                                      157,467   2008
                                                                                       12,975   2007
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                         11,262   2010
                                                                                      145,432   2009
                                                                                      101,488   2008
                                                                                        9,409   2007
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  5,586   2010
                                                                                        8,098   2009
                                                                                        2,334   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        267,591   2010
                                                                                      163,810   2009
                                                                                      115,706   2008
                                                                                           --   2007
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                           241,910   2010
                                                                                      240,718   2009
                                                                                      185,381   2008
                                                                                       16,206   2007
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 7.39            $ 8.51         119,573   2010
                                                                                    5.53              7.39         121,212   2009
                                                                                    9.80              5.53          78,832   2008
                                                                                   10.00              9.80          11,502   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.24            $ 8.42              --   2010
                                                                                    5.41              7.24              --   2009
                                                                                    9.36              5.41              --   2008
                                                                                   10.00              9.36              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.95            $ 7.88          11,381   2010
                                                                                    5.43              6.95          11,450   2009
                                                                                    9.64              5.43           7,911   2008
                                                                                   10.00              9.64           9,400   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.36            $ 7.77              --   2010
                                                                                    5.05              6.36              --   2009
                                                                                    9.72              5.05              --   2008
                                                                                   10.00              9.72              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.97            $ 7.87           6,677   2010
                                                                                    5.57              6.97           8,011   2009
                                                                                    9.73              5.57           1,015   2008
                                                                                   10.00              9.73              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.92            $11.58          70,516   2010
                                                                                    9.60             10.92          55,016   2009
                                                                                   10.09              9.60          16,485   2008
                                                                                   10.00             10.09           9,352   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.02            $10.16           6,884   2010
                                                                                    5.82              8.02           7,295   2009
                                                                                    9.78              5.82           4,945   2008
                                                                                   10.00              9.78           3,464   2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.15            $ 8.90             242   2010
                                                                                    4.62              7.15             274   2009
                                                                                    9.61              4.62              --   2008
                                                                                   10.00              9.61              --   2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.14            $10.15       1,233,891   2010
                                                                                    6.84              9.14       1,271,124   2009
                                                                                    9.87              6.84       1,396,754   2008
                                                                                   10.00              9.87          25,587   2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.89            $ 8.58         659,814   2010
                                                                                    6.15              7.89         669,921   2009
                                                                                    9.73              6.15         683,866   2008
                                                                                   10.00              9.73          42,614   2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.46            $ 8.17         291,691   2010
                                                                                    6.00              7.46         407,646   2009
                                                                                    9.68              6.00         269,672   2008
                                                                                   10.00              9.68              --   2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.08            $ 7.49          35,231   2010
                                                                                    5.48              7.08          31,901   2009
                                                                                    9.64              5.48          17,240   2008
                                                                                   10.00              9.64              --   2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                 $ 8.02            $ 8.82          23,006   2010
                                                             6.49              8.02          20,035   2009
                                                             9.82              6.49          10,238   2008
                                                            10.00              9.82              --   2007
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                            $10.05            $10.66           5,484   2010
                                                             9.46             10.05           5,304   2009
                                                            10.11              9.46           4,639   2008
                                                            10.00             10.11              --   2007
----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                    $ 8.33            $10.36           9,226   2010
                                                             5.97              8.33          13,741   2009
                                                             9.75              5.97          19,183   2008
                                                            10.00              9.75           3,462   2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                        $ 9.97            $ 9.83          23,283   2010
                                                            10.09              9.97         108,379   2009
                                                            10.02             10.09          52,897   2008
                                                            10.00             10.02              --   2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                 $ 9.90            $ 9.76           5,119   2010
                                                            10.02              9.90         134,335   2009
                                                            10.00             10.02         370,061   2008
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares             $ 8.36            $ 9.19              --   2010
                                                             6.11              8.36              --   2009
                                                             9.79              6.11              --   2008
                                                            10.00              9.79              --   2007
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares            $ 7.60            $ 9.66          87,743   2010
                                                             5.68              7.60         107,919   2009
                                                             9.01              5.68          79,918   2008
                                                            10.00              9.01              --   2007
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    $ 7.44            $ 8.42           1,055   2010
                                                             5.98              7.44           1,850   2009
                                                             9.69              5.98           1,935   2008
                                                            10.00              9.69           7,093   2007
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  $ 7.63            $ 9.59           1,528   2010
                                                             5.92              7.63           1,852   2009
                                                             9.62              5.92           1,209   2008
                                                            10.00              9.62              --   2007
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      $ 8.12            $ 8.75       2,306,034   2010
                                                             6.83              8.12       2,337,061   2009
                                                             9.82              6.83       1,966,790   2008
                                                            10.00              9.82          50,433   2007
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       $ 7.99            $ 8.68          13,952   2010
                                                             6.16              7.99          14,058   2009
                                                             9.77              6.16          14,239   2008
                                                            10.00              9.77              --   2007
----------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares           $ 9.53            $11.74          72,045   2010
                                                             6.43              9.53           1,120   2009
                                                            10.00              6.43              --   2008
----------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares         $ 9.05            $ 9.93          16,900   2010
                                                             7.02              9.05          20,862   2009
                                                            10.00              7.02          14,161   2008
----------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.69            $ 9.35        250,193
                                                                                     7.59              8.69        356,474
                                                                                    10.00              7.59        221,263
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.93         14,744
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.33            $11.74        713,331
                                                                                    10.58             11.33        311,013
                                                                                    10.00             10.58        172,237
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.82            $11.99        179,357
                                                                                     7.47              9.82        364,217
                                                                                    10.00              7.47        264,788
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.40            $12.04        720,021
                                                                                     7.24             10.40        475,931
                                                                                    10.00              7.24        371,463
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.57            $10.46        208,187
                                                                                     6.58              8.57        127,847
                                                                                    10.00              6.58         92,234
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $10.08            $10.74        199,992
                                                                                     8.14             10.08        133,626
                                                                                     9.84              8.14         69,421
                                                                                    10.00              9.84             --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 7.84            $ 8.23        197,611
                                                                                     5.45              7.84        456,768
                                                                                     9.93              5.45        360,190
                                                                                    10.00              9.93         10,373
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 7.52            $ 9.24             --
                                                                                     5.69              7.52             --
                                                                                     9.71              5.69             --
                                                                                    10.00              9.71             --
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.72            $ 8.87             --
   Class I                                                                           6.05              7.72             --
                                                                                     9.68              6.05             --
                                                                                    10.00              9.68             --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 8.33            $ 9.21             --
                                                                                     6.08              8.33             --
                                                                                     9.79              6.08             --
                                                                                    10.00              9.79             --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            $ 7.99            $ 8.73             --
                                                                                     6.41              7.99             --
                                                                                     9.74              6.41             --
                                                                                    10.00              9.74             --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $ 8.74            $ 9.45        161,570
                                                                                     7.54              8.74        155,097
                                                                                     9.84              7.54         97,336
                                                                                    10.00              9.84             --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  $ 7.89            $ 8.83         13,785
                                                                                     6.03              7.89          8,858
                                                                                     9.83              6.03          6,137
                                                                                    10.00              9.83             --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II    2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --     2010
   Class I                                                                   2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.55            $ 7.27         107,188   2010
                                                                               5.46              6.55         121,074   2009
                                                                               9.83              5.46          84,955   2008
                                                                              10.00              9.83           1,269   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 7.38            $ 7.94           9,867   2010
                                                                               5.20              7.38          12,090   2009
                                                                               9.71              5.20          12,421   2008
                                                                              10.00              9.71              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.83            $ 8.92         318,345   2010
                                                                               5.70              7.83         277,388   2009
                                                                               9.69              5.70         190,335   2008
                                                                              10.00              9.69              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.39            $ 8.43       1,017,165   2010
                                                                               5.86              7.39         574,160   2009
                                                                               9.68              5.86         406,211   2008
                                                                              10.00              9.68              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.94            $ 9.63         453,734   2010
                                                                               5.89              7.94         106,076   2009
                                                                               9.63              5.89          80,413   2008
                                                                              10.00              9.63           6,447   2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.28            $ 7.87              --   2010
                                                                               4.82              6.28              --   2009
                                                                               9.63              4.82              --   2008
                                                                              10.00              9.63              --   2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.91            $11.03           3,197   2010
                                                                               8.28              9.91           3,143   2009
                                                                               9.99              8.28              --   2008
                                                                              10.00              9.99              --   2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.45            $11.79         212,099   2010
                                                                               7.56             10.45         147,150   2009
                                                                              10.03              7.56         103,926   2008
                                                                              10.00             10.03              --   2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.15            $12.26          28,440   2010
                                                                              11.83             11.15         153,895   2009
                                                                              10.23             11.83          76,122   2008
                                                                              10.00             10.23           9,237   2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.04            $11.45       1,033,630   2010
                                                                               9.88             11.04       1,094,200   2009
                                                                              10.07              9.88         624,626   2008
                                                                              10.00             10.07          56,214   2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.75            $12.52         865,397   2010
                                                                              10.46             11.75         538,405   2009
                                                                              10.13             10.46         281,905   2008
                                                                              10.00             10.13           9,324   2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 8.36            $ 9.76              --   2010
                                                                               5.58              8.36              --   2009
                                                                               9.75              5.58              --   2008
                                                                              10.00              9.75              --   2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 8.43            $ 9.26             --    2010
                                                                  6.01              8.43             --    2009
                                                                  9.77              6.01             --    2008
                                                                 10.00              9.77             --    2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 8.94            $ 9.46          7,334    2010
                                                                  5.76              8.94          6,506    2009
                                                                  9.65              5.76          6,306    2008
                                                                 10.00              9.65          8,704    2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.13            $10.21         62,168    2010
                                                                  4.67              8.13        102,482    2009
                                                                 10.13              4.67         85,524    2008
                                                                 10.00             10.13          1,853    2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.61            255    2010
---------------------------------------------------------------------------------------------------------------

   LIFETIME INCOME PLUS 2008 AND THE ENHANCED PAYMENT BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.67            $7.02             --     2010
                                                                               4.59             6.67             --     2009
                                                                               9.70             4.59             --     2008
                                                                              10.00             9.70             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 6.55            $7.45             --     2010
                                                                               5.50             6.55             --     2009
                                                                               9.72             5.50             --     2008
                                                                              10.00             9.72             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 8.41            $9.07             --     2010
                                                                               6.66             8.41             --     2009
                                                                               9.69             6.66             --     2008
                                                                              10.00             9.69             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 7.49            $8.30         14,986     2010
                                                                               5.64             7.49         22,770     2009
                                                                               9.65             5.64         19,867     2008
                                                                              10.00             9.65             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.58            $8.63          3,226     2010
                                                                               6.00             7.58          3,492     2009
                                                                               9.50             6.00          3,758     2008
                                                                              10.00             9.50             --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.92            $9.83          1,356     2010
                                                                               7.40             8.92          1,374     2009
                                                                               9.73             7.40            718     2008
                                                                              10.00             9.73             --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.22            $8.93         14,963     2010
                                                                               6.72             8.22         15,124     2009
                                                                               9.78             6.72         15,077     2008
                                                                              10.00             9.78             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 7.65            $8.93             --     2010
                                                                               5.08             7.65             --     2009
                                                                               9.82             5.08             --     2008
                                                                              10.00             9.82             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.72            $7.46          1,219     2010
                                                                               5.67             6.72            344     2009
                                                                               9.72             5.67             --     2008
                                                                              10.00             9.72             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 5.78            $5.94         33,576     2010
                                                                               4.37             5.78         35,736     2009
                                                                               9.52             4.37         30,908     2008
                                                                              10.00             9.52             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 7.82            $8.45             --     2010
                                                                               5.79             7.82             --     2009
                                                                               9.78             5.79             --     2008
                                                                              10.00             9.78             --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 7.25            $9.74            711     2010
                                                                               5.22             7.25             52     2009
                                                                               9.75             5.22             57     2008
                                                                              10.00             9.75             --     2007
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $10.67            $11.03
                                                                                          9.84             10.67
                                                                                         10.16              9.84
                                                                                         10.00             10.16
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 7.70            $ 8.53
                                                                                          5.98              7.70
                                                                                          9.63              5.98
                                                                                         10.00              9.63
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $ 9.31            $10.05
                                                                                          7.82              9.31
                                                                                          9.90              7.82
                                                                                         10.00              9.90
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.06            $ 8.00
                                                                                          5.67              7.06
                                                                                          9.74              5.67
                                                                                         10.00              9.74
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.18            $ 9.07
                                                                                          5.70              7.18
                                                                                          9.68              5.70
                                                                                         10.00              9.68
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 7.21            $ 8.63
                                                                                          5.79              7.21
                                                                                          9.71              5.79
                                                                                         10.00              9.71
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 6.63            $ 7.42
                                                                                          4.89              6.63
                                                                                          9.64              4.89
                                                                                         10.00              9.64
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.20            $10.95
                                                                                          7.18             10.20
                                                                                         10.02              7.18
                                                                                         10.00             10.02
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $10.90            $12.27
                                                                                          7.27             10.90
                                                                                          9.99              7.27
                                                                                         10.00              9.99
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 7.15            $ 8.29
                                                                                          5.63              7.15
                                                                                          9.85              5.63
                                                                                         10.00              9.85
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 8.67            $10.04
                                                                                          6.37              8.67
                                                                                          9.83              6.37
                                                                                         10.00              9.83
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            24,586    2010
                                                                                      32,659    2009
                                                                                      17,788    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    745    2010
                                                                                         754    2009
                                                                                          --    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          119,528    2010
                                                                                     143,775    2009
                                                                                     141,990    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                                --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                             --    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                             4,975    2010
                                                                                          --    2009
                                                                                          --    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       13,308    2010
                                                                                      17,966    2009
                                                                                      16,133    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                         1,749    2010
                                                                                       8,825    2009
                                                                                       5,988    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                   519    2010
                                                                                         538    2009
                                                                                          --    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        19,229    2010
                                                                                      13,418    2009
                                                                                      10,967    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                            2,782    2010
                                                                                       3,020    2009
                                                                                       3,154    2008
                                                                                          --    2007
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 7.37            $ 8.47         4,975     2010
                                                                                    5.53              7.37         5,307     2009
                                                                                    9.80              5.53         4,929     2008
                                                                                   10.00              9.80            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.22            $ 8.38           314     2010
                                                                                    5.40              7.22           365     2009
                                                                                    9.36              5.40           464     2008
                                                                                   10.00              9.36            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 6.93            $ 7.84         3,316     2010
                                                                                    5.42              6.93         1,672     2009
                                                                                    9.64              5.42            --     2008
                                                                                   10.00              9.64            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 6.34            $ 7.73            --     2010
                                                                                    5.04              6.34            --     2009
                                                                                    9.72              5.04            --     2008
                                                                                   10.00              9.72            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 6.95            $ 7.83           688     2010
                                                                                    5.56              6.95           632     2009
                                                                                    9.73              5.56           203     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.89            $11.52           924     2010
                                                                                    9.58             10.89           858     2009
                                                                                   10.09              9.58           245     2008
                                                                                   10.00             10.09            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 7.99            $10.11         2,744     2010
                                                                                    5.81              7.99            --     2009
                                                                                    9.78              5.81            --     2008
                                                                                   10.00              9.78            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.13            $ 8.86         2,597     2010
                                                                                    4.61              7.13           162     2009
                                                                                    9.61              4.61            --     2008
                                                                                   10.00              9.61            --     2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.11            $10.10        18,375     2010
                                                                                    6.83              9.11        18,953     2009
                                                                                    9.87              6.83        20,657     2008
                                                                                   10.00              9.87            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.87            $ 8.54        31,149     2010
                                                                                    6.14              7.87        31,492     2009
                                                                                    9.73              6.14        32,714     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.43            $ 8.13        21,193     2010
                                                                                    5.99              7.43        34,960     2009
                                                                                    9.68              5.99        27,592     2008
                                                                                   10.00              9.68            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.06            $ 7.46         9,034     2010
                                                                                    5.47              7.06         1,328     2009
                                                                                    9.64              5.47           397     2008
                                                                                   10.00              9.64            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                 $ 7.99            $ 8.78            --     2010
                                                             6.48              7.99            --     2009
                                                             9.82              6.48            --     2008
                                                            10.00              9.82            --     2007
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                            $10.02            $10.61         4,227     2010
                                                             9.44             10.02         4,334     2009
                                                            10.11              9.44         4,005     2008
                                                            10.00             10.11            --     2007
----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                    $ 8.30            $10.31            --     2010
                                                             5.97              8.30            --     2009
                                                             9.75              5.97            --     2008
                                                            10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                        $ 9.94            $ 9.78        15,531     2010
                                                            10.08              9.94            --     2009
                                                            10.02             10.08            --     2008
                                                            10.00             10.02            --     2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                 $ 9.87            $ 9.72            --     2010
                                                            10.01              9.87           758     2009
                                                            10.00             10.01        31,313     2008
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares             $ 8.33            $ 9.15            --     2010
                                                             6.10              8.33            --     2009
                                                             9.79              6.10            --     2008
                                                            10.00              9.79            --     2007
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares            $ 7.58            $ 9.61         7,737     2010
                                                             5.67              7.58        10,643     2009
                                                             9.01              5.67        10,390     2008
                                                            10.00              9.01            --     2007
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    $ 7.41            $ 8.38            --     2010
                                                             5.97              7.41            --     2009
                                                             9.69              5.97            --     2008
                                                            10.00              9.69            --     2007
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  $ 7.61            $ 9.54            --     2010
                                                             5.91              7.61            --     2009
                                                             9.62              5.91            --     2008
                                                            10.00              9.62            --     2007
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      $ 8.09            $ 8.71        64,386     2010
                                                             6.82              8.09        72,824     2009
                                                             9.81              6.82        68,602     2008
                                                            10.00              9.81            --     2007
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       $ 7.96            $ 8.64           610     2010
                                                             6.15              7.96           659     2009
                                                             9.77              6.15           813     2008
                                                            10.00              9.77            --     2007
----------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares           $ 9.51            $11.70         4,977     2010
                                                             6.43              9.51            --     2009
                                                            10.00              6.43            --     2008
----------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares         $ 9.03            $ 9.89           793     2010
                                                             7.02              9.03           129     2009
                                                            10.00              7.02            --     2008
----------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.68            $ 9.32        17,128
                                                                                     7.59              8.68        35,480
                                                                                    10.00              7.59        24,391
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.92            --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.30            $11.69        44,937
                                                                                    10.58             11.30        18,448
                                                                                    10.00             10.58         9,533
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.80            $11.95        13,237
                                                                                     7.46              9.80        33,994
                                                                                    10.00              7.46        29,063
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.37            $12.00        52,892
                                                                                     7.24             10.37        43,337
                                                                                    10.00              7.24        40,433
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.55            $10.42        15,256
                                                                                     6.57              8.55        11,074
                                                                                    10.00              6.57         9,209
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $10.05            $10.69         7,362
                                                                                     8.13             10.05         4,952
                                                                                     9.84              8.13         2,253
                                                                                    10.00              9.84            --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $ 7.82            $ 8.19        13,522
                                                                                     5.44              7.82        42,169
                                                                                     9.93              5.44        39,690
                                                                                    10.00              9.93            --
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 7.50            $ 9.20            --
                                                                                     5.68              7.50            --
                                                                                     9.71              5.68            --
                                                                                    10.00              9.71            --
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.69            $ 8.82            --
   Class I                                                                           6.04              7.69            --
                                                                                     9.68              6.04            --
                                                                                    10.00              9.68            --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 8.31            $ 9.17            --
                                                                                     6.07              8.31            --
                                                                                     9.79              6.07            --
                                                                                    10.00              9.79            --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            $ 7.97            $ 8.69            --
                                                                                     6.40              7.97            --
                                                                                     9.74              6.40            --
                                                                                    10.00              9.74            --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $ 8.72            $ 9.40         3,973
                                                                                     7.52              8.72         8,213
                                                                                     9.84              7.52         2,585
                                                                                    10.00              9.84            --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  $ 7.87            $ 8.79         3,204
                                                                                     6.02              7.87         3,429
                                                                                     9.83              6.02         3,859
                                                                                    10.00              9.83            --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II    2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --     2010
   Class I                                                                   2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.53            $ 7.24         7,640     2010
                                                                               5.46              6.53         7,983     2009
                                                                               9.83              5.46         7,516     2008
                                                                              10.00              9.83            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 7.36            $ 7.90           526     2010
                                                                               5.19              7.36           518     2009
                                                                               9.70              5.19           223     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 7.80            $ 8.88        25,096     2010
                                                                               5.69              7.80        21,814     2009
                                                                               9.69              5.69        19,637     2008
                                                                              10.00              9.69            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.36            $ 8.39        76,165     2010
                                                                               5.85              7.36        54,011     2009
                                                                               9.68              5.85        45,295     2008
                                                                              10.00              9.68            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.91            $ 9.58        32,978     2010
                                                                               5.88              7.91         9,132     2009
                                                                               9.63              5.88         8,772     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.26            $ 7.83            --     2010
                                                                               4.81              6.26            --     2009
                                                                               9.63              4.81            --     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.87            $10.98            --     2010
                                                                               8.26              9.87            --     2009
                                                                               9.99              8.26            --     2008
                                                                              10.00              9.99            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.42            $11.73        13,330     2010
                                                                               7.55             10.42         9,343     2009
                                                                              10.03              7.55         6,171     2008
                                                                              10.00             10.03            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.11            $12.20         3,559     2010
                                                                              11.81             11.11         7,744     2009
                                                                              10.23             11.81         3,820     2008
                                                                              10.00             10.23            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.00            $11.40        61,274     2010
                                                                               9.87             11.00        64,714     2009
                                                                              10.07              9.87        35,866     2008
                                                                              10.00             10.07            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $11.72            $12.46        46,937     2010
                                                                              10.44             11.72        20,829     2009
                                                                              10.13             10.44        11,822     2008
                                                                              10.00             10.13            --     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 8.33            $ 9.71            --     2010
                                                                               5.57              8.33            --     2009
                                                                               9.75              5.57            --     2008
                                                                              10.00              9.75            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 8.40            $ 9.22            --     2010
                                                                  6.00              8.40            --     2009
                                                                  9.77              6.00            --     2008
                                                                 10.00              9.77            --     2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 8.91            $ 9.41            --     2010
                                                                  5.75              8.91            --     2009
                                                                  9.65              5.75            --     2008
                                                                 10.00              9.65            --     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $ 8.10            $10.16         2,127     2010
                                                                  4.67              8.10         6,536     2009
                                                                 10.13              4.67         7,103     2008
                                                                 10.00             10.13            --     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.60           504     2010
---------------------------------------------------------------------------------------------------------------

  LIFETIME INCOME PLUS 2007 (FOR JOINT ANNUITANT CONTRACTS) AND THE ENHANCED
                        PAYMENT BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.06            $ 7.36            --     2010
                                                                               4.90              7.06            --     2009
                                                                              10.44              4.90            --     2008
                                                                              10.56             10.44            --     2007
                                                                              10.00             10.56            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.11            $ 8.01            --     2010
                                                                               6.02              7.11            --     2009
                                                                              10.73              6.02            --     2008
                                                                               9.82             10.73            --     2007
                                                                              10.00              9.82            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.66            $10.32            --     2010
                                                                               7.71              9.66            --     2009
                                                                              11.32              7.71            --     2008
                                                                              10.74             11.32            --     2007
                                                                              10.00             10.74            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.34            $10.26           966     2010
                                                                               7.10              9.34         1,432     2009
                                                                              12.23              7.10         1,559     2008
                                                                              10.96             12.23         2,294     2007
                                                                              10.00             10.96            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.14            $ 9.18            --     2010
                                                                               6.50              8.14            --     2009
                                                                              10.37              6.50            --     2008
                                                                              10.89             10.37         2,225     2007
                                                                              10.00             10.89            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.73            $ 9.54         3,721     2010
                                                                               7.31              8.73         9,082     2009
                                                                               9.69              7.31         8,932     2008
                                                                              10.00              9.69         8,947     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.40            $ 9.03         2,792     2010
                                                                               6.92              8.40         2,945     2009
                                                                              10.16              6.92         3,126     2008
                                                                              10.00             10.16         3,218     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.12            $10.55            --     2010
                                                                               6.10              9.12            --     2009
                                                                              11.91              6.10            --     2008
                                                                              10.19             11.91            --     2007
                                                                              10.00             10.19            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.64            $ 8.41            --     2010
                                                                               6.51              7.64            --     2009
                                                                              11.25              6.51            --     2008
                                                                              11.00             11.25            --     2007
                                                                              10.00             11.00            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.85            $ 6.97         2,837     2010
                                                                               5.23              6.85         2,580     2009
                                                                              11.47              5.23         2,784     2008
                                                                              11.14             11.47         5,670     2007
                                                                              10.00             11.14            --     2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               $ 8.56            $ 9.18
                                                                                          6.40              8.56
                                                                                         10.91              6.40
                                                                                          9.84             10.91
                                                                                         10.00              9.84
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 7.61            $10.14
                                                                                          5.52              7.61
                                                                                         10.41              5.52
                                                                                          9.39             10.41
                                                                                         10.00              9.39
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.16            $11.44
                                                                                         10.38             11.16
                                                                                         10.81             10.38
                                                                                         10.12             10.81
                                                                                         10.00             10.12
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 8.63            $ 9.47
                                                                                          6.76              8.63
                                                                                         10.98              6.76
                                                                                         11.09             10.98
                                                                                         10.00             11.09
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $10.97            $11.74
                                                                                          9.30             10.97
                                                                                         11.87              9.30
                                                                                         10.42             11.87
                                                                                         10.00             10.42
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.54            $ 8.46
                                                                                          6.10              7.54
                                                                                         10.58              6.10
                                                                                         10.04             10.58
                                                                                         10.00             10.04
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 6.98            $ 8.74
                                                                                          5.59              6.98
                                                                                          9.58              5.59
                                                                                          9.94              9.58
                                                                                         10.00              9.94
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.50            $10.08
                                                                                          6.88              8.50
                                                                                         11.65              6.88
                                                                                         10.16             11.65
                                                                                         10.00             10.16
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.32            $ 9.23
                                                                                          6.18              8.32
                                                                                         12.30              6.18
                                                                                         10.54             12.30
                                                                                         10.00             10.54
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.10            $10.76
                                                                                          7.18             10.10
                                                                                         10.10              7.18
                                                                                         10.19             10.10
                                                                                         10.00             10.19
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            2,093     2010
                                                                                      3,168     2009
                                                                                      2,751     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          94,900     2010
                                                                                     92,946     2009
                                                                                     87,752     2008
                                                                                     99,739     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       1,061     2010
                                                                                      1,054     2009
                                                                                      1,197     2008
                                                                                      2,280     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                           --     2010
                                                                                        897     2009
                                                                                        956     2008
                                                                                      1,918     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.37            $12.69            --     2010
                                                                          7.65             11.37            --     2009
                                                                         10.61              7.65            --     2008
                                                                         10.54             10.61            --     2007
                                                                         10.00             10.54            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.65            $ 9.94         1,496     2010
                                                                          6.87              8.65         1,053     2009
                                                                         12.12              6.87         1,042     2008
                                                                         10.30             12.12            --     2007
                                                                         10.00             10.30            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.52            $10.94        43,182     2010
                                                                          7.06              9.52        46,019     2009
                                                                         10.99              7.06        49,257     2008
                                                                         10.36             10.99        46,191     2007
                                                                         10.00             10.36            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.64            $ 9.85            --     2010
                                                                          6.54              8.64            --     2009
                                                                         11.69              6.54            --     2008
                                                                         10.22             11.69         2,040     2007
                                                                         10.00             10.22            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 7.99            $ 9.19            --     2010
                                                                          6.03              7.99            --     2009
                                                                         10.54              6.03            --     2008
                                                                         10.12             10.54            --     2007
                                                                         10.00             10.12            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.65            $ 8.58            --     2010
                                                                          6.04              7.65            --     2009
                                                                         10.83              6.04            --     2008
                                                                         10.96             10.83         1,733     2007
                                                                         10.00             10.96            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 7.97            $ 9.63            --     2010
                                                                          6.38              7.97            --     2009
                                                                         12.42              6.38            --     2008
                                                                         10.05             12.42            --     2007
                                                                         10.00             10.05            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.07            $ 9.01            --     2010
                                                                          6.51              8.07            --     2009
                                                                         11.49              6.51            --     2008
                                                                         10.53             11.49            --     2007
                                                                         10.00             10.53            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.65            $11.18            --     2010
                                                                          9.46             10.65            --     2009
                                                                         10.04              9.46            --     2008
                                                                         10.00             10.04         1,929     2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $ 8.83            $11.07            --     2010
                                                                          6.47              8.83            --     2009
                                                                         10.99              6.47            --     2008
                                                                          9.77             10.99           863     2007
                                                                         10.00              9.77            --     2006
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.90            $ 9.74            --     2010
                                                                                    5.16              7.90            --     2009
                                                                                   10.85              5.16            --     2008
                                                                                   10.55             10.85            --     2007
                                                                                   10.00             10.55            --     2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.13            $11.14        76,530     2010
                                                                                    7.66             10.13        68,868     2009
                                                                                   11.17              7.66        77,939     2008
                                                                                   11.03             11.17        75,121     2007
                                                                                   10.00             11.03            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.86            $ 8.45         1,423     2010
                                                                                    6.18              7.86         1,315     2009
                                                                                    9.88              6.18         1,303     2008
                                                                                   10.00              9.88         1,094     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.26            $ 8.96         1,668     2010
                                                                                    6.72              8.26         2,732     2009
                                                                                   10.95              6.72         2,625     2008
                                                                                   10.85             10.95            --     2007
                                                                                   10.00             10.85            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.89            $ 8.26            --     2010
                                                                                    6.17              7.89            --     2009
                                                                                   10.96              6.17            --     2008
                                                                                   10.98             10.96            --     2007
                                                                                   10.00             10.98            --     2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.35            $10.18            --     2010
                                                                                    7.65              9.35            --     2009
                                                                                   11.69              7.65            --     2008
                                                                                   10.89             11.69            --     2007
                                                                                   10.00             10.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.28            $10.78            --     2010
                                                                                    9.77             10.28            --     2009
                                                                                   10.55              9.77            --     2008
                                                                                   10.32             10.55            --     2007
                                                                                   10.00             10.32            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.09            $11.19            --     2010
                                                                                    6.59              9.09            --     2009
                                                                                   10.86              6.59            --     2008
                                                                                    9.89             10.86           872     2007
                                                                                   10.00              9.89            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.14            $ 9.89            --     2010
                                                                                   10.37             10.14            --     2009
                                                                                   10.39             10.37            --     2008
                                                                                   10.16             10.39            --     2007
                                                                                   10.00             10.16            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 8.95            $ 9.74            --     2010
                                                                                    6.61              8.95            --     2009
                                                                                   10.70              6.61            --     2008
                                                                                   10.41             10.70            --     2007
                                                                                   10.00             10.41            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                    $ 8.33            $10.48            472
                                                                                     6.29              8.33            558
                                                                                    10.08              6.29            571
                                                                                    12.14             10.08             --
                                                                                    10.00             12.14             --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.33            $ 9.34             --
                                                                                     6.76              8.33             --
                                                                                    11.08              6.76             --
                                                                                    10.81             11.08          1,275
                                                                                    10.00             10.81             --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.68            $ 9.56             --
                                                                                     6.02              7.68             --
                                                                                     9.89              6.02             --
                                                                                     9.90              9.89             --
                                                                                    10.00              9.90             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.30            $ 9.92        231,201
                                                                                     7.91              9.30        237,434
                                                                                    11.48              7.91        243,780
                                                                                    10.55             11.48        244,232
                                                                                    10.00             10.55             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.10            $ 9.78             --
                                                                                     7.08              9.10             --
                                                                                    11.36              7.08             --
                                                                                    10.78             11.36             --
                                                                                    10.00             10.78             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.40            $11.47            426
                                                                                     6.41              9.40             --
                                                                                    10.00              6.41             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.93            $ 9.69             --
                                                                                     7.00              8.93             --
                                                                                    10.00              7.00             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.58            $ 9.13          1,645
                                                                                     7.57              8.58          2,626
                                                                                    10.00              7.57          2,296
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.85             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.18            $11.46          4,184
                                                                                    10.55             11.18          1,970
                                                                                    10.00             10.55          1,706
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.69            $11.71          1,270
                                                                                     7.44              9.69          2,877
                                                                                    10.00              7.44          2,952
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.26            $11.76          5,084
                                                                                     7.22             10.26          3,516
                                                                                    10.00              7.22          3,910
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.45            $10.21          1,475
                                                                                     6.55              8.45          1,090
                                                                                    10.00              6.55          1,085
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                            $11.32            $11.94         7,635     2010
                                                                                    9.24             11.32         7,653     2009
                                                                                   11.29              9.24         7,697     2008
                                                                                   10.49             11.29         8,531     2007
                                                                                   10.00             10.49            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                               $10.72            $11.14           892     2010
                                                                                    7.53             10.72         2,542     2009
                                                                                   13.86              7.53         2,826     2008
                                                                                   10.40             13.86         1,735     2007
                                                                                   10.00             10.40            --     2006
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II         $ 7.64            $ 9.29            --     2010
                                                                                    5.83              7.64            --     2009
                                                                                   10.07              5.83            --     2008
                                                                                   10.28             10.07            --     2007
                                                                                   10.00             10.28            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --          $ 7.37            $ 8.38            --     2010
   Class I                                                                          5.84              7.37            --     2009
                                                                                    9.44              5.84            --     2008
                                                                                   10.00              9.44            --     2007
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                    $ 9.24            $10.11            --     2010
                                                                                    6.81              9.24            --     2009
                                                                                   11.08              6.81            --     2008
                                                                                   10.23             11.08            --     2007
                                                                                   10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                           $ 9.15            $ 9.89            --     2010
                                                                                    7.41              9.15            --     2009
                                                                                   11.38              7.41            --     2008
                                                                                   10.60             11.38            --     2007
                                                                                   10.00             10.60            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                              $ 9.39            $10.04        14,224     2010
                                                                                    8.18              9.39        14,117     2009
                                                                                   10.79              8.18        13,189     2008
                                                                                   10.64             10.79        14,255     2007
                                                                                   10.00             10.64            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                 $11.86            $13.14            --     2010
                                                                                    9.15             11.86            --     2009
                                                                                   15.09              9.15            --     2008
                                                                                   12.13             15.09            --     2007
                                                                                   10.00             12.13            --     2006
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                  $ 7.07            $ 7.78        36,655     2010
                                                                                    5.96              7.07        37,150     2009
                                                                                   10.84              5.96        34,281     2008
                                                                                   10.74             10.84        27,921     2007
                                                                                   10.00             10.74            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                      $ 8.40            $ 8.94            --     2010
                                                                                    5.97              8.40            --     2009
                                                                                   11.26              5.97            --     2008
                                                                                   10.14             11.26            --     2007
                                                                                   10.00             10.14            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.64            $ 9.75         1,521     2010
                                                                               6.35              8.64         1,551     2009
                                                                              10.92              6.35         1,725     2008
                                                                              10.55             10.92            --     2007
                                                                              10.00             10.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.10            $ 9.15         6,532     2010
                                                                               6.48              8.10         3,875     2009
                                                                              10.83              6.48         3,859     2008
                                                                              10.66             10.83            --     2007
                                                                              10.00             10.66            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.70            $ 9.24         3,208     2010
                                                                               5.76              7.70           598     2009
                                                                               9.53              5.76           630     2008
                                                                               9.91              9.53         1,476     2007
                                                                              10.00              9.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.33            $ 7.85            --     2010
                                                                               4.90              6.33            --     2009
                                                                               9.90              4.90            --     2008
                                                                               9.57              9.90            --     2007
                                                                              10.00              9.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.59            $11.68            --     2010
                                                                               8.94             10.59            --     2009
                                                                              10.90              8.94            --     2008
                                                                              10.33             10.90            --     2007
                                                                              10.00             10.33            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.79            $12.04         1,217     2010
                                                                               7.88             10.79           842     2009
                                                                              10.56              7.88           964     2008
                                                                              10.47             10.56            --     2007
                                                                              10.00             10.47            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.08            $13.15            --     2010
                                                                              12.95             12.08           713     2009
                                                                              11.31             12.95           569     2008
                                                                              10.57             11.31         1,719     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.45            $11.76         4,927     2010
                                                                              10.36             11.45         6,209     2009
                                                                              10.66             10.36         5,562     2008
                                                                              10.18             10.66        10,918     2007
                                                                              10.00             10.18            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.42            $13.09         3,669     2010
                                                                              11.16             12.42         1,781     2009
                                                                              10.92             11.16         1,620     2008
                                                                              10.29             10.92         1,780     2007
                                                                              10.00             10.29            --     2006
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.86            $11.40            --     2010
                                                                               6.65              9.86            --     2009
                                                                              11.74              6.65            --     2008
                                                                              10.22             11.74            --     2007
                                                                              10.00             10.22            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.18            $ 9.98            --     2010
                                                                  6.62              9.18            --     2009
                                                                 10.86              6.62            --     2008
                                                                  9.98             10.86            --     2007
                                                                 10.00              9.98            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.26            $10.74            --     2010
                                                                  6.68             10.26            --     2009
                                                                 11.30              6.68            --     2008
                                                                 10.52             11.30         1,651     2007
                                                                 10.00             10.52            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.79            $13.42            --     2010
                                                                  6.27             10.79           429     2009
                                                                 13.74              6.27           638     2008
                                                                  9.54             13.74           361     2007
                                                                 10.00              9.54            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55            --     2010
---------------------------------------------------------------------------------------------------------------

      PAYMENT OPTIMIZER PLUS 2006 (FOR JOINT ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.70            $ 8.07            --     2010
                                                                               5.33              7.70            --     2009
                                                                              11.31              5.33            --     2008
                                                                              11.40             11.31            --     2007
                                                                              10.31             11.40            --     2006
                                                                              10.00             10.31            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 8.16            $ 9.22            --     2010
                                                                               6.88              8.16            --     2009
                                                                              12.22              6.88            --     2008
                                                                              11.15             12.22            --     2007
                                                                              10.71             11.15            --     2006
                                                                              10.00             10.71            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.78            $10.49            --     2010
                                                                               7.79              9.78            --     2009
                                                                              11.39              7.79            --     2008
                                                                              10.76             11.39            --     2007
                                                                              10.00             10.76            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $12.25            $13.50         1,395     2010
                                                                               9.27             12.25         1,425     2009
                                                                              15.93              9.27         1,540     2008
                                                                              14.22             15.93           648     2007
                                                                              11.36             14.22            --     2006
                                                                              10.00             11.36            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.65            $11.29            --     2010
                                                                               5.95              9.65            --     2009
                                                                              11.94              5.95            --     2008
                                                                              10.46             11.94            --     2007
                                                                              10.41             10.46            --     2006
                                                                              10.00             10.41            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.82            $ 9.99            --     2010
                                                                               7.02              8.82            --     2009
                                                                              11.17              7.02            --     2008
                                                                              11.68             11.17           758     2007
                                                                              10.28             11.68            --     2006
                                                                              10.00             10.28            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.82            $ 9.67            --     2010
                                                                               7.35              8.82            --     2009
                                                                               9.71              7.35            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.47            $ 9.14        11,333     2010
                                                                               6.95              8.47        11,206     2009
                                                                              10.17              6.95        10,959     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $10.07            $11.70            --     2010
                                                                               6.72             10.07            --     2009
                                                                              13.06              6.72            --     2008
                                                                              11.13             13.06            --     2007
                                                                              10.49             11.13            --     2006
                                                                              10.00             10.49            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                                     NUMBER OF
                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B            $ 8.22            $ 9.08            --     2010
                                                                        6.98              8.22            --     2009
                                                                       12.01              6.98            --     2008
                                                                       11.71             12.01            --     2007
                                                                       10.22             11.71            --     2006
                                                                       10.00             10.22            --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B          $ 9.36            $ 9.56         3,931     2010
                                                                        7.11              9.36         2,485     2009
                                                                       15.56              7.11         2,669     2008
                                                                       15.05             15.56         1,540     2007
                                                                       11.38             15.05            --     2006
                                                                       10.00             11.38            --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B             $ 9.43            $10.13            --     2010
                                                                        7.02              9.43            --     2009
                                                                       11.92              7.02            --     2008
                                                                       10.72             11.92            --     2007
                                                                       11.02             10.72            --     2006
                                                                       10.00             11.02            --     2005
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B             $ 7.71            $10.31            --     2010
                                                                        5.57              7.71            --     2009
                                                                       10.47              5.57            --     2008
                                                                        9.41             10.47            --     2007
                                                                       10.00              9.41            --     2006
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                            $11.17            $11.49         4,077     2010
                                                                       10.35             11.17         4,171     2009
                                                                       10.74             10.35         3,566     2008
                                                                       10.02             10.74            --     2007
                                                                       10.08             10.02            --     2006
                                                                       10.00             10.08            --     2005
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                 $ 9.61            $10.58            --     2010
                                                                        7.50              9.61            --     2009
                                                                       12.14              7.50            --     2008
                                                                       12.21             12.14            --     2007
                                                                       10.26             12.21            --     2006
                                                                       10.00             10.26            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares           $13.01            $13.98        15,795     2010
                                                                       10.99             13.01        16,166     2009
                                                                       13.97             10.99        16,289     2008
                                                                       12.23             13.97        10,697     2007
                                                                       10.73             12.23            --     2006
                                                                       10.00             10.73            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares            $ 8.29            $ 9.34            --     2010
                                                                        6.69              8.29            --     2009
                                                                       11.55              6.69            --     2008
                                                                       10.92             11.55            --     2007
                                                                       10.44             10.92            --     2006
                                                                       10.00             10.44            --     2005
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares         $ 8.35            $10.49            --     2010
                                                                        6.66              8.35            --     2009
                                                                       11.38              6.66            --     2008
                                                                       11.76             11.38            --     2007
                                                                       10.69             11.76            --     2006
                                                                       10.00             10.69            --     2005
---------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 9.11            $10.84
                                                                                          7.35              9.11
                                                                                         12.39              7.35
                                                                                         10.78             12.39
                                                                                         10.37             10.78
                                                                                         10.00             10.37
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $11.66            $12.98
                                                                                          8.64             11.66
                                                                                         17.12              8.64
                                                                                         14.62             17.12
                                                                                         12.12             14.62
                                                                                         10.00             12.12
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.46            $11.17
                                                                                          7.40             10.46
                                                                                         10.38              7.40
                                                                                         10.43             10.38
                                                                                         10.10             10.43
                                                                                         10.00             10.10
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $11.85            $13.27
                                                                                          7.94             11.85
                                                                                         10.97              7.94
                                                                                         10.86             10.97
                                                                                         10.03             10.86
                                                                                         10.00             10.03
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $10.19            $11.74
                                                                                          8.06             10.19
                                                                                         14.17              8.06
                                                                                         12.00             14.17
                                                                                         10.70             12.00
                                                                                         10.00             10.70
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 9.65            $11.12
                                                                                          7.12              9.65
                                                                                         11.05              7.12
                                                                                         10.38             11.05
                                                                                         10.00             10.38
---------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                        $10.16            $11.63
                                                                                          7.66             10.16
                                                                                         13.66              7.66
                                                                                         11.89             13.66
                                                                                         10.90             11.89
                                                                                         10.00             10.90
---------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                         $ 9.86            $11.39
                                                                                          7.42              9.86
                                                                                         12.92              7.42
                                                                                         12.36             12.92
                                                                                         11.09             12.36
                                                                                         10.00             11.09
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       1,442     2010
                                                                                        990     2009
                                                                                      1,106     2008
                                                                                        601     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                           --     2010
                                                                                      1,118     2009
                                                                                      1,251     2008
                                                                                        681     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                   --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        2,414     2010
                                                                                      1,144     2009
                                                                                      1,190     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                           9,391     2010
                                                                                     18,691     2009
                                                                                     10,779     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                         --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                        637     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                          --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
                                                                                         --     2005
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 8.58            $ 9.65            --     2010
                                                                                    6.75              8.58            --     2009
                                                                                   12.05              6.75            --     2008
                                                                                   12.16             12.05           569     2007
                                                                                   10.35             12.16            --     2006
                                                                                   10.00             10.35            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.67            $10.51            --     2010
                                                                                    6.92              8.67            --     2009
                                                                                   13.41              6.92            --     2008
                                                                                   10.82             13.41            --     2007
                                                                                   10.37             10.82            --     2006
                                                                                   10.00             10.37            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.24            $10.36            --     2010
                                                                                    7.43              9.24            --     2009
                                                                                   13.06              7.43            --     2008
                                                                                   11.93             13.06            --     2007
                                                                                   10.80             11.93            --     2006
                                                                                   10.00             10.80            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.76            $11.33            --     2010
                                                                                    9.52             10.76            --     2009
                                                                                   10.07              9.52            --     2008
                                                                                   10.00             10.07           704     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $11.13            $14.01            --     2010
                                                                                    8.13             11.13            --     2009
                                                                                   13.76              8.13            --     2008
                                                                                   12.19             13.76           252     2007
                                                                                   11.07             12.19            --     2006
                                                                                   10.00             11.07            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 8.82            $10.91            --     2010
                                                                                    5.73              8.82            --     2009
                                                                                   12.02              5.73            --     2008
                                                                                   11.65             12.02            --     2007
                                                                                   10.26             11.65            --     2006
                                                                                   10.00             10.26            --     2005
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.48            $11.56        46,008     2010
                                                                                    7.90             10.48        77,396     2009
                                                                                   11.47              7.90        80,553     2008
                                                                                   11.29             11.47        61,235     2007
                                                                                    9.75             11.29            --     2006
                                                                                   10.00              9.75            --     2005
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.92            $ 8.55        12,259     2010
                                                                                    6.21              7.92        12,117     2009
                                                                                    9.90              6.21        14,649     2008
                                                                                   10.00              9.90         2,375     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.37            $ 9.11         3,094     2010
                                                                                    6.78              8.37         3,466     2009
                                                                                   11.01              6.78         3,487     2008
                                                                                   10.87             11.01            --     2007
                                                                                   10.00             10.87            --     2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.99            $ 8.40            --     2010
                                                                                    6.23              7.99            --     2009
                                                                                   11.03              6.23            --     2008
                                                                                   11.01             11.03            --     2007
                                                                                   10.00             11.01            --     2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
-------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares              $10.19            $11.14           --      2010
                                                          8.30             10.19           --      2009
                                                         12.65              8.30           --      2008
                                                         11.74             12.65           --      2007
                                                         10.17             11.74           --      2006
                                                         10.00             10.17           --      2005
-------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                         $10.25            $10.80           --      2010
                                                          9.71             10.25           --      2009
                                                         10.45              9.71           --      2008
                                                         10.19             10.45           --      2007
                                                          9.97             10.19           --      2006
                                                         10.00              9.97           --      2005
-------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                 $10.33            $12.77           --      2010
                                                          7.46             10.33           --      2009
                                                         12.26              7.46           --      2008
                                                         11.12             12.26          282      2007
                                                         10.48             11.12           --      2006
                                                         10.00             10.48           --      2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund                                     $10.40            $10.18           --      2010
                                                         10.59             10.40           --      2009
                                                         10.58             10.59           --      2008
                                                         10.30             10.58           --      2007
                                                         10.06             10.30           --      2006
                                                         10.00             10.06           --      2005
-------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                              $ 9.79            $ 9.59           --      2010
                                                          9.97              9.79           --      2009
                                                         10.00              9.97           --      2008
-------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares          $ 9.31            $10.17           --      2010
                                                          6.85              9.31           --      2009
                                                         11.05              6.85           --      2008
                                                         10.72             11.05           --      2007
                                                         10.04             10.72           --      2006
                                                         10.00             10.04           --      2005
-------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares         $ 9.20            $11.61          819      2010
                                                          6.92              9.20          622      2009
                                                         11.05              6.92          722      2008
                                                         13.26             11.05           --      2007
                                                         10.18             13.26           --      2006
                                                         10.00             10.18           --      2005
-------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                 $ 8.98            $10.10           --      2010
                                                          7.26              8.98           --      2009
                                                         11.85              7.26           --      2008
                                                         11.52             11.85          435      2007
                                                         10.20             11.52           --      2006
                                                         10.00             10.20           --      2005
-------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares               $ 8.82            $11.01           --      2010
                                                          6.89              8.82           --      2009
                                                         11.27              6.89           --      2008
                                                         11.25             11.27           --      2007
                                                         10.14             11.25           --      2006
                                                         10.00             10.14           --      2005
-------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.42            $10.09        106,536
                                                                                     7.98              9.42        115,695
                                                                                    11.55              7.98        137,075
                                                                                    10.57             11.55        130,012
                                                                                    10.00             10.57             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.78            $10.56             --
                                                                                     7.59              9.78             --
                                                                                    12.13              7.59             --
                                                                                    11.47             12.13             --
                                                                                    10.09             11.47             --
                                                                                    10.00             10.09             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.45            $11.56            806
                                                                                     6.42              9.45             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.97            $ 9.77             --
                                                                                     7.01              8.97             --
                                                                                    10.00              7.01             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.62            $ 9.21          3,072
                                                                                     7.58              8.62          3,348
                                                                                    10.00              7.58          3,142
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.88             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.23            $11.56          8,078
                                                                                    10.56             11.23          2,585
                                                                                    10.00             10.56          2,201
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.74            $11.81          2,402
                                                                                     7.45              9.74          3,582
                                                                                    10.00              7.45          3,876
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.31            $11.86          9,541
                                                                                     7.22             10.31          4,485
                                                                                    10.00              7.22          5,271
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.49            $10.30          2,754
                                                                                     6.56              8.49          1,360
                                                                                    10.00              6.56          1,480
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $12.24            $12.96          7,945
                                                                                     9.96             12.24          7,821
                                                                                    12.12              9.96          7,580
                                                                                    11.22             12.12             --
                                                                                    10.38             11.22             --
                                                                                    10.00             10.38             --
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $11.62            $12.11          1,551
                                                                                     8.13             11.62          3,002
                                                                                    14.91              8.13          3,510
                                                                                    11.15             14.91            586
                                                                                    10.43             11.15             --
                                                                                    10.00             10.43             --
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
                                                                             2005
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 8.75            $10.68            --
                                                                                        6.66              8.75            --
                                                                                       11.44              6.66            --
                                                                                       11.65             11.44            --
                                                                                       10.74             11.65            --
                                                                                       10.00             10.74            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.61            $ 8.35        18,214
                                                                                        6.34              7.61        20,066
                                                                                        9.96              6.34        21,541
                                                                                       10.00              9.96        19,541
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.44            $ 8.49            --
   Class I                                                                              5.87              7.44            --
                                                                                        9.46              5.87            --
                                                                                       10.00              9.46            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.81            $10.78            --
                                                                                        7.21              9.81            --
                                                                                       11.68              7.21            --
                                                                                       10.75             11.68            --
                                                                                       10.23             10.75            --
                                                                                       10.00             10.23            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $10.01            $10.87            --
                                                                                        8.08             10.01            --
                                                                                       12.36              8.08            --
                                                                                       11.48             12.36            --
                                                                                       10.40             11.48            --
                                                                                       10.00             10.40            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 9.77            $10.48        15,478
                                                                                        8.47              9.77        16,638
                                                                                       11.14              8.47        16,876
                                                                                       10.95             11.14        18,716
                                                                                       10.02             10.95            --
                                                                                       10.00             10.02            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     $13.41            $14.90            --
                                                                                       10.31             13.41            --
                                                                                       16.94             10.31            --
                                                                                       13.56             16.94            --
                                                                                       10.58             13.56            --
                                                                                       10.00             10.58            --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                      $ 7.24            $ 7.99            --
                                                                                        6.08              7.24            --
                                                                                       11.02              6.08            --
                                                                                       10.88             11.02            --
                                                                                       10.02             10.88            --
                                                                                       10.00             10.02            --
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                          $ 9.14            $ 9.77            --
                                                                                        6.48              9.14            --
                                                                                       12.18              6.48            --
                                                                                       10.92             12.18            --
                                                                                       10.36             10.92            --
                                                                                       10.00             10.36            --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                    2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
                                                                                2005
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.50            $11.90         2,362     2010
                                                                               7.70             10.50         1,651     2009
                                                                              13.18              7.70         1,871     2008
                                                                              12.69             13.18            --     2007
                                                                              11.04             12.69            --     2006
                                                                              10.00             11.04            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.87            $10.06        11,216     2010
                                                                               7.08              8.87         4,546     2009
                                                                              11.79              7.08         4,765     2008
                                                                              11.56             11.79            --     2007
                                                                              10.29             11.56            --     2006
                                                                              10.00             10.29            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.27            $11.16         5,041     2010
                                                                               6.91              9.27           624     2009
                                                                              11.39              6.91           716     2008
                                                                              11.80             11.39           450     2007
                                                                              10.51             11.80            --     2006
                                                                              10.00             10.51            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 7.08            $ 8.81            --     2010
                                                                               5.46              7.08            --     2009
                                                                              10.99              5.46            --     2008
                                                                              10.59             10.99            --     2007
                                                                              10.53             10.59            --     2006
                                                                              10.00             10.53            --     2005
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.83            $11.98            --     2010
                                                                               9.11             10.83            --     2009
                                                                              11.06              9.11            --     2008
                                                                              10.45             11.06            --     2007
                                                                              10.20             10.45            --     2006
                                                                              10.00             10.20            --     2005
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $11.16            $12.51         2,252     2010
                                                                               8.13             11.16         1,049     2009
                                                                              10.85              8.13         1,176     2008
                                                                              10.71             10.85            --     2007
                                                                              10.03             10.71            --     2006
                                                                              10.00             10.03            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.38            $12.43            --     2010
                                                                              12.15             11.38         1,021     2009
                                                                              10.58             12.15           760     2008
                                                                               9.85             10.58           674     2007
                                                                               9.95              9.85            --     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.55            $11.90         9,435     2010
                                                                              10.41             11.55         8,058     2009
                                                                              10.67             10.41         7,179     2008
                                                                              10.15             10.67         3,980     2007
                                                                               9.98             10.15            --     2006
                                                                              10.00              9.98            --     2005
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.33            $13.05         7,178     2010
                                                                              11.05             12.33         2,358     2009
                                                                              10.77             11.05         2,108     2008
                                                                              10.11             10.77           660     2007
                                                                               9.95             10.11            --     2006
                                                                              10.00              9.95            --     2005
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $10.43            $12.10           --      2010
                                                                  7.01             10.43           --      2009
                                                                 12.33              7.01           --      2008
                                                                 10.69             12.33           --      2007
                                                                 10.32             10.69           --      2006
                                                                 10.00             10.32           --      2005
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.98            $10.89           --      2010
                                                                  7.17              9.98           --      2009
                                                                 11.72              7.17           --      2008
                                                                 10.74             11.72           --      2007
                                                                 10.82             10.74           --      2006
                                                                 10.00             10.82           --      2005
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $12.24            $12.87           --      2010
                                                                  7.95             12.24           --      2009
                                                                 13.39              7.95           --      2008
                                                                 12.42             13.39          510      2007
                                                                 11.17             12.42           --      2006
                                                                 10.00             11.17           --      2005
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $17.46            $21.80           --      2010
                                                                 10.11             17.46          332      2009
                                                                 22.07             10.11          484      2008
                                                                 15.26             22.07           81      2007
                                                                 12.81             15.26           --      2006
                                                                 10.00             12.81           --      2005
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.57           --      2010
---------------------------------------------------------------------------------------------------------------

     PAYMENT OPTIMIZER PLUS 2006 (FOR SINGLE ANNUITANT CONTRACTS) ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.81            $ 7.14            --      2010
                                                                               4.70              6.81            --      2009
                                                                               9.96              4.70            --      2008
                                                                              10.00              9.96           203      2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.36            $ 8.34            --      2010
                                                                               6.20              7.36            --      2009
                                                                              11.00              6.20            --      2008
                                                                              10.00             11.00            --      2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.14            $ 9.82            --      2010
                                                                               7.26              9.14            --      2009
                                                                              10.61              7.26            --      2008
                                                                              10.00             10.61            --      2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.60            $ 9.49         7,074      2010
                                                                               6.50              8.60        13,166      2009
                                                                              11.15              6.50        14,594      2008
                                                                              10.00             11.15         6,533      2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.26            $10.85            --      2010
                                                                               5.70              9.26            --      2009
                                                                              11.42              5.70            --      2008
                                                                              10.00             11.42            --      2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.56            $ 8.58            --      2010
                                                                               6.00              7.56           715      2009
                                                                               9.54              6.00            --      2008
                                                                              10.00              9.54         6,245      2007
-----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.85            $ 9.73           167      2010
                                                                               7.37              8.85           184      2009
                                                                               9.72              7.37           182      2008
                                                                              10.00              9.72            --      2007
-----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.50            $ 9.19        36,634      2010
                                                                               6.96              8.50        48,690      2009
                                                                              10.18              6.96        50,752      2008
                                                                              10.00             10.18        34,458      2007
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.04            $10.51            --      2010
                                                                               6.02              9.04            --      2009
                                                                              11.69              6.02            --      2008
                                                                              10.00             11.69            --      2007
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.06            $ 7.80            --      2010
                                                                               5.98              7.06            --      2009
                                                                              10.28              5.98            --      2008
                                                                              10.00             10.28            --     *2007
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.23            $ 6.37        21,103      2010
                                                                               4.73              6.23        25,143      2009
                                                                              10.32              4.73        26,748      2008
                                                                              10.00             10.32        16,395      2007
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.84            $ 9.52            --      2010
                                                                               6.58              8.84            --      2009
                                                                              11.15              6.58            --      2008
                                                                              10.00             11.15            --      2007
-----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 8.31            $11.13            --      2010
                                                                               6.00              8.31            --      2009
                                                                              11.25              6.00            --      2008
                                                                              10.00             11.25            --      2007
-----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.17            $11.51
                                                                                         10.33             11.17
                                                                                         10.71             10.33
                                                                                         10.00             10.71
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 7.92            $ 8.74
                                                                                          6.17              7.92
                                                                                          9.98              6.17
                                                                                         10.00              9.98
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $10.69            $11.51
                                                                                          9.02             10.69
                                                                                         11.45              9.02
                                                                                         10.00             11.45
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.63            $ 8.61
                                                                                          6.14              7.63
                                                                                         10.60              6.14
                                                                                         10.00             10.60
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.14            $ 8.98
                                                                                          5.68              7.14
                                                                                          9.69              5.68
                                                                                         10.00              9.69
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.45            $10.08
                                                                                          6.81              8.45
                                                                                         11.47              6.81
                                                                                         10.00             11.47
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 7.93            $ 8.85
                                                                                          5.87              7.93
                                                                                         11.61              5.87
                                                                                         10.00             11.61
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $10.07            $10.77
                                                                                          7.12             10.07
                                                                                          9.96              7.12
                                                                                         10.00              9.96
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $10.93            $12.26
                                                                                          7.31             10.93
                                                                                         10.09              7.31
                                                                                         10.00             10.09
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 8.54            $ 9.87
                                                                                          6.75              8.54
                                                                                         11.85              6.75
                                                                                         10.00             11.85
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 9.35            $10.79
                                                                                          6.89              9.35
                                                                                         10.68              6.89
                                                                                         10.00             10.68
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           14,375     2010
                                                                                     25,290     2009
                                                                                     23,668     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          54,736     2010
                                                                                     68,575     2009
                                                                                     69,831     2008
                                                                                     42,903     2007
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       7,560     2010
                                                                                      9,676     2009
                                                                                     10,846     2008
                                                                                      6,275     2007
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                           --     2010
                                                                                      7,550     2009
                                                                                      8,541     2008
                                                                                      4,909     2007
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                   --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                       10,216     2010
                                                                                      8,430     2009
                                                                                      9,464     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          13,491     2010
                                                                                     14,740     2009
                                                                                     16,493     2008
                                                                                     10,279     2007
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.57            $ 9.83             --    2010
                                                                                    6.46              8.57            637    2009
                                                                                   11.49              6.46             --    2008
                                                                                   10.00             11.49          5,328    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.98            $ 9.23             --    2010
                                                                                    5.99              7.98             --    2009
                                                                                   10.42              5.99             --    2008
                                                                                   10.00             10.42             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.10            $ 8.00             --    2010
                                                                                    5.58              7.10            604    2009
                                                                                    9.95              5.58             --    2008
                                                                                   10.00              9.95          4,873    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 8.04            $ 9.76             --    2010
                                                                                    6.40              8.04             --    2009
                                                                                   12.40              6.40             --    2008
                                                                                   10.00             12.40             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.79            $ 8.75             --    2010
                                                                                    6.26              7.79             --    2009
                                                                                   10.98              6.26             --    2008
                                                                                   10.00             10.98             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.80            $11.39             --    2010
                                                                                    9.54             10.80            393    2009
                                                                                   10.08              9.54             --    2008
                                                                                   10.00             10.08          4,657    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.25            $11.66             --    2010
                                                                                    6.75              9.25            231    2009
                                                                                   11.40              6.75             --    2008
                                                                                   10.00             11.40          2,151    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.60            $ 9.41             --    2010
                                                                                    4.93              7.60             --    2009
                                                                                   10.32              4.93             --    2008
                                                                                   10.00             10.32             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.33            $10.31        165,364    2010
                                                                                    7.02              9.33        201,762    2009
                                                                                   10.18              7.02        232,782    2008
                                                                                   10.00             10.18        167,477    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.95            $ 8.59         73,334    2010
                                                                                    6.23              7.95         76,246    2009
                                                                                    9.90              6.23         81,075    2008
                                                                                   10.00              9.90         62,421    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.70            $ 8.39         11,928    2010
                                                                                    6.23              7.70         23,194    2009
                                                                                   10.10              6.23         25,088    2008
                                                                                   10.00             10.10             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.26            $ 7.64             --    2010
                                                                                    5.65              7.26             --    2009
                                                                                    9.99              5.65             --    2008
                                                                                   10.00              9.99             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                        ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                       UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                          BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                 $ 8.74            $ 9.56             --    2010
                                                             7.11              8.74             --    2009
                                                            10.81              7.11             --    2008
                                                            10.00             10.81             --    2007
----------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                            $10.09            $10.64             --    2010
                                                             9.54             10.09             --    2009
                                                            10.25              9.54             --    2008
                                                            10.00             10.25             --    2007
----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                    $ 9.35            $11.57             --    2010
                                                             6.74              9.35            239    2009
                                                            11.06              6.74             --    2008
                                                            10.00             11.06          2,207    2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund                                        $10.14            $ 9.94         20,201    2010
                                                            10.31             10.14             --    2009
                                                            10.29             10.31             --    2008
                                                            10.00             10.29          9,618    2007
----------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                 $ 9.82            $ 9.62             --    2010
                                                             9.98              9.82             --    2009
                                                            10.00              9.98             --    2008
----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares             $ 8.75            $ 9.57             --    2010
                                                             6.43              8.75             --    2009
                                                            10.35              6.43             --    2008
                                                            10.00             10.35             --    2007
----------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares            $ 6.97            $ 8.81          3,831    2010
                                                             5.24              6.97          5,177    2009
                                                             8.35              5.24          6,442    2008
                                                            10.00              8.35             --    2007
----------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                    $ 7.84            $ 8.83             --    2010
                                                             6.33              7.84            412    2009
                                                            10.32              6.33             --    2008
                                                            10.00             10.32          3,527    2007
----------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                  $ 7.91            $ 9.89             --    2010
                                                             6.17              7.91             --    2009
                                                            10.08              6.17             --    2008
                                                            10.00             10.08             --    2007
----------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                      $ 8.94            $ 9.59        274,788    2010
                                                             7.56              8.94        267,970    2009
                                                            10.92              7.56        276,249    2008
                                                            10.00             10.92        182,458    2007
----------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                       $ 8.57            $ 9.27             --    2010
                                                             6.64              8.57             --    2009
                                                            10.59              6.64             --    2008
                                                            10.00             10.59             --    2007
----------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares           $ 9.47            $11.60          2,860    2010
                                                             6.42              9.47             --    2009
                                                            10.00              6.42             --    2008
----------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares         $ 8.99            $ 9.81             --    2010
                                                             7.01              8.99             --    2009
                                                            10.00              7.01             --    2008
----------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                         $ 8.63            $ 9.24        10,901
                                                                                        7.58              8.63        20,550
                                                                                       10.00              7.58        20,739
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                        $10.00            $10.89            --
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares              $11.25            $11.60        28,485
                                                                                       10.57             11.25        15,636
                                                                                       10.00             10.57        14,613
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares            $ 9.76            $11.85         8,496
                                                                                        7.46              9.76        22,259
                                                                                       10.00              7.46        25,632
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                    $10.33            $11.90        33,787
                                                                                        7.23             10.33        27,565
                                                                                       10.00              7.23        34,854
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                       $ 8.51            $10.33         9,762
                                                                                        6.56              8.51         8,458
                                                                                       10.00              6.56         9,724
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $10.95            $11.61         8,738
                                                                                        8.89             10.95         9,264
                                                                                       10.80              8.89         9,963
                                                                                       10.00             10.80         7,014
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.53            $10.99         6,068
                                                                                        7.36             10.53        20,945
                                                                                       13.47              7.36        25,727
                                                                                       10.00             13.47         4,600
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.57            $ 9.26            --
                                                                                        5.75              7.57            --
                                                                                        9.88              5.75            --
                                                                                       10.00              9.88            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.64            $ 8.40            --
                                                                                        6.36              7.64            --
                                                                                        9.97              6.36            --
                                                                                       10.00              9.97            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.47            $ 8.54            --
   Class I                                                                              5.89              7.47            --
                                                                                        9.47              5.89            --
                                                                                       10.00              9.47            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.17            $10.08            --
                                                                                        6.72              9.17            --
                                                                                       10.88              6.72            --
                                                                                       10.00             10.88            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 8.77            $ 9.54            --
                                                                                        7.07              8.77            --
                                                                                       10.81              7.07            --
                                                                                       10.00             10.81            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 8.96            $ 9.63        12,410
                                                                                        7.76              8.96        13,225
                                                                                       10.19              7.76        13,388
                                                                                       10.00             10.19         9,250
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                   2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                  2010
------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares        2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares      2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                              2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                 2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $ 9.97            $11.09            --     2010
                                                                               7.65              9.97            --     2009
                                                                              12.55              7.65            --     2008
                                                                              10.00             12.55            --     2007
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.69            $ 7.39        12,068     2010
                                                                               5.61              6.69        13,201     2009
                                                                              10.15              5.61        13,853     2008
                                                                              10.00             10.15         8,766     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.41            $ 9.00            --     2010
                                                                               5.95              8.41            --     2009
                                                                              11.16              5.95            --     2008
                                                                              10.00             11.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.30            $ 9.42        10,639     2010
                                                                               6.07              8.30        12,817     2009
                                                                              10.38              6.07        15,737     2008
                                                                              10.00             10.38            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.73            $ 8.77        45,736     2010
                                                                               6.16              7.73        32,109     2009
                                                                              10.23              6.16        36,220     2008
                                                                              10.00             10.23            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.87            $ 9.50        21,043     2010
                                                                               5.87              7.87         5,016     2009
                                                                               9.65              5.87         5,568     2008
                                                                              10.00              9.65         3,777     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.70            $ 8.35            --     2010
                                                                               5.16              6.70            --     2009
                                                                              10.37              5.16            --     2008
                                                                              10.00             10.37            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.43            $11.56            --     2010
                                                                               8.76             10.43            --     2009
                                                                              10.63              8.76            --     2008
                                                                              10.00             10.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.45            $11.73         8,504     2010
                                                                               7.60             10.45         6,862     2009
                                                                              10.14              7.60         8,473     2008
                                                                              10.00             10.14            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.53            $12.61            --     2010
                                                                              12.30             11.53         6,383     2009
                                                                              10.69             12.30         5,027     2008
                                                                              10.00             10.69         4,605     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.41            $11.78        33,723     2010
                                                                              10.27             11.41        51,874     2009
                                                                              10.52             10.27        48,220     2008
                                                                              10.00             10.52        27,959     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.21            $12.95        25,605     2010
                                                                              10.92             12.21        14,797     2009
                                                                              10.63             10.92        14,146     2008
                                                                              10.00             10.63         4,622     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.80            $11.39            --     2010
                                                                  6.58              9.80            --     2009
                                                                 11.55              6.58            --     2008
                                                                 10.00             11.55            --     2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.34            $10.21            --     2010
                                                                  6.70              9.34            --     2009
                                                                 10.94              6.70            --     2008
                                                                 10.00             10.94            --     2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.92            $10.44            --     2010
                                                                  6.42              9.92           444     2009
                                                                 10.81              6.42            --     2008
                                                                 10.00             10.81         4,465     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.97            $14.97            --     2010
                                                                  6.92             11.97         3,099     2009
                                                                 15.08              6.92         4,741     2008
                                                                 10.00             15.08           844     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.58            --     2010
---------------------------------------------------------------------------------------------------------------

 PAYMENT OPTIMIZER PLUS 2006 (FOR JOINT ANNUITANT CONTRACTS) AND THE ENHANCED
                        PAYMENT BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.74            $ 7.05           --      2010
                                                                               4.67              6.74           --      2009
                                                                               9.93              4.67           --      2008
                                                                              10.00              9.93           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.29            $ 8.23           --      2010
                                                                               6.16              7.29           --      2009
                                                                              10.96              6.16           --      2008
                                                                              10.00             10.96           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.06            $ 9.70           --      2010
                                                                               7.22              9.06           --      2009
                                                                              10.57              7.22           --      2008
                                                                              10.00             10.57           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.52            $ 9.38          119      2010
                                                                               6.46              8.52          179      2009
                                                                              11.11              6.46          202      2008
                                                                              10.00             11.11          359      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.17            $10.72           --      2010
                                                                               5.66              9.17           --      2009
                                                                              11.39              5.66           --      2008
                                                                              10.00             11.39           --      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.49            $ 8.47           --      2010
                                                                               5.97              7.49           --      2009
                                                                               9.51              5.97           --      2008
                                                                              10.00              9.51          346      2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.78            $ 9.62           --      2010
                                                                               7.33              8.78           --      2009
                                                                               9.70              7.33           --      2008
                                                                              10.00              9.70           --      2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.44            $ 9.10           --      2010
                                                                               6.93              8.44           --      2009
                                                                              10.16              6.93           --      2008
                                                                              10.00             10.16           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.96            $10.39           --      2010
                                                                               5.98              8.96           --      2009
                                                                              11.65              5.98           --      2008
                                                                              10.00             11.65           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.99            $ 7.71           --      2010
                                                                               5.94              6.99           --      2009
                                                                              10.25              5.94           --      2008
                                                                              10.00             10.25           --      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.17            $ 6.29          354      2010
                                                                               4.70              6.17          329      2009
                                                                              10.29              4.70          370      2008
                                                                              10.00             10.29          905      2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.76            $ 9.41           --      2010
                                                                               6.54              8.76           --      2009
                                                                              11.12              6.54           --      2008
                                                                              10.00             11.12           --      2007
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 8.23            $10.99
                                                                                          5.96              8.23
                                                                                         11.22              5.96
                                                                                         10.00             11.22
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.06            $11.37
                                                                                         10.27             11.06
                                                                                         10.67             10.27
                                                                                         10.00             10.67
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 7.85            $ 8.63
                                                                                          6.13              7.85
                                                                                          9.95              6.13
                                                                                         10.00              9.95
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $10.59            $11.37
                                                                                          8.96             10.59
                                                                                         11.41              8.96
                                                                                         10.00             11.41
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.56            $ 8.50
                                                                                          6.10              7.56
                                                                                         10.57              6.10
                                                                                         10.00             10.57
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.07            $ 8.87
                                                                                          5.65              7.07
                                                                                          9.66              5.65
                                                                                         10.00              9.66
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.38            $ 9.95
                                                                                          6.77              8.38
                                                                                         11.43              6.77
                                                                                         10.00             11.43
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 7.86            $ 8.74
                                                                                          5.83              7.86
                                                                                         11.58              5.83
                                                                                         10.00             11.58
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $ 9.98            $10.64
                                                                                          7.07              9.98
                                                                                          9.93              7.07
                                                                                         10.00              9.93
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $10.83            $12.11
                                                                                          7.27             10.83
                                                                                         10.06              7.27
                                                                                         10.00             10.06
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 8.47            $ 9.75
                                                                                          6.71              8.47
                                                                                         11.82              6.71
                                                                                         10.00             11.82
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                             245      2010
                                                                                       368      2009
                                                                                       329      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B        127      2010
                                                                                       128      2009
                                                                                       150      2008
                                                                                       344      2007
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          --      2010
                                                                                       102      2009
                                                                                       121      2008
                                                                                       267      2007
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  --      2010
                                                                                        --      2009
                                                                                        --      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                         172      2010
                                                                                       119      2009
                                                                                       132      2008
                                                                                        --      2007
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.26            $10.66           --      2010
                                                                                    6.85              9.26           --      2009
                                                                                   10.64              6.85           --      2008
                                                                                   10.00             10.64           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.50            $ 9.71           --      2010
                                                                                    6.42              8.50           --      2009
                                                                                   11.45              6.42           --      2008
                                                                                   10.00             11.45          289      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.91            $ 9.12           --      2010
                                                                                    5.96              7.91           --      2009
                                                                                   10.39              5.96           --      2008
                                                                                   10.00             10.39           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.04            $ 7.91           --      2010
                                                                                    5.54              7.04           --      2009
                                                                                    9.92              5.54           --      2008
                                                                                   10.00              9.92          267      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.96            $ 9.64           --      2010
                                                                                    6.37              7.96           --      2009
                                                                                   12.36              6.37           --      2008
                                                                                   10.00             12.36           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.72            $ 8.65           --      2010
                                                                                    6.22              7.72           --      2009
                                                                                   10.95              6.22           --      2008
                                                                                   10.00             10.95           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.71            $11.26           --      2010
                                                                                    9.49             10.71           --      2009
                                                                                   10.06              9.49           --      2008
                                                                                   10.00             10.06          266      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.16            $11.52           --      2010
                                                                                    6.71              9.16           --      2009
                                                                                   11.36              6.71           --      2008
                                                                                   10.00             11.36          117      2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.53            $ 9.30           --      2010
                                                                                    4.90              7.53           --      2009
                                                                                   10.29              4.90           --      2008
                                                                                   10.00             10.29           --      2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.25            $10.18           --      2010
                                                                                    6.98              9.25           --      2009
                                                                                   10.14              6.98           --      2008
                                                                                   10.00             10.14           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.89            $ 8.51           --      2010
                                                                                    6.20              7.89           --      2009
                                                                                    9.89              6.20           --      2008
                                                                                   10.00              9.89           --      2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.63            $ 8.29          199      2010
                                                                                    6.19              7.63          330      2009
                                                                                   10.07              6.19          353      2008
                                                                                   10.00             10.07           --      2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.19            $ 7.55            --     2010
                                                               5.61              7.19            --     2009
                                                               9.96              5.61            --     2008
                                                              10.00              9.96            --     2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.66            $ 9.44            --     2010
                                                               7.06              8.66            --     2009
                                                              10.77              7.06            --     2008
                                                              10.00             10.77            --     2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $10.00            $10.51            --     2010
                                                               9.48             10.00            --     2009
                                                              10.22              9.48            --     2008
                                                              10.00             10.22            --     2007
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $ 9.27            $11.43            --     2010
                                                               6.70              9.27            --     2009
                                                              11.03              6.70            --     2008
                                                              10.00             11.03           142     2007
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.04            $ 9.82            --     2010
                                                              10.25             10.04            --     2009
                                                              10.25             10.25            --     2008
                                                              10.00             10.25            --     2007
------------------------------------------------------------------------------------------------------------
  Money Market Fund (DDCA)                                   $ 9.77            $ 9.55            --     2010
                                                               9.96              9.77            --     2009
                                                              10.00              9.96            --     2008
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 8.67            $ 9.45            --     2010
                                                               6.39              8.67            --     2009
                                                              10.32              6.39            --     2008
                                                              10.00             10.32            --     2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 6.91            $ 8.71            64     2010
                                                               5.20              6.91            71     2009
                                                               8.32              5.20            90     2008
                                                              10.00              8.32            --     2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 7.77            $ 8.72            --     2010
                                                               6.29              7.77            --     2009
                                                              10.29              6.29            --     2008
                                                              10.00             10.29           199     2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 7.84            $ 9.77            --     2010
                                                               6.13              7.84            --     2009
                                                              10.05              6.13            --     2008
                                                              10.00             10.05            --     2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.86            $ 9.47         5,164     2010
                                                               7.52              8.86         5,175     2009
                                                              10.89              7.52         5,189     2008
                                                              10.00             10.89         5,200     2007
------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                         $ 8.49            $ 9.16            --     2010
                                                               6.60              8.49            --     2009
                                                              10.56              6.60            --     2008
                                                              10.00             10.56            --     2007
------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares             $ 9.43            $11.52            48     2010
                                                               6.41              9.43            --     2009
                                                              10.00              6.41            --     2008
------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                    $ 8.95            $ 9.74           --
                                                                                        7.00              8.95           --
                                                                                       10.00              7.00           --
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                         $ 8.60            $ 9.18          180
                                                                                        7.57              8.60          291
                                                                                       10.00              7.57          292
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                        $10.00            $10.87           --
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares              $11.21            $11.52          483
                                                                                       10.56             11.21          226
                                                                                       10.00             10.56          202
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares            $ 9.72            $11.77          142
                                                                                        7.45              9.72          310
                                                                                       10.00              7.45          357
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                    $10.28            $11.81          561
                                                                                        7.22             10.28          390
                                                                                       10.00              7.22          487
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                       $ 8.47            $10.26          161
                                                                                        6.56              8.47          118
                                                                                       10.00              6.56          137
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $10.85            $11.47           --
                                                                                        8.84             10.85           --
                                                                                       10.77              8.84           --
                                                                                       10.00             10.77           --
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.43            $10.86          101
                                                                                        7.31             10.43          290
                                                                                       13.43              7.31          360
                                                                                       10.00             13.43          244
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.50            $ 9.15           --
                                                                                        5.72              7.50           --
                                                                                        9.85              5.72           --
                                                                                       10.00              9.85           --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.58            $ 8.31           --
                                                                                        6.32              7.58           --
                                                                                        9.95              6.32           --
                                                                                       10.00              9.95           --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.41            $ 8.44           --
   Class I                                                                              5.86              7.41           --
                                                                                        9.45              5.86           --
                                                                                       10.00              9.45           --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.08            $ 9.96           --
                                                                                        6.68              9.08           --
                                                                                       10.84              6.68           --
                                                                                       10.00             10.84           --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 8.69            $ 9.42           --
                                                                                        7.03              8.69           --
                                                                                       10.77              7.03           --
                                                                                       10.00             10.77           --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                              2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                   2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                  2010
------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares        2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares      2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                              2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                 2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         $ 8.87            $ 9.51            --     2010
                                                                               7.71              8.87            --     2009
                                                                              10.16              7.71            --     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $ 9.88            $10.96            --     2010
                                                                               7.60              9.88            --     2009
                                                                              12.51              7.60            --     2008
                                                                              10.00             12.51            --     2007
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.63            $ 7.30            --     2010
                                                                               5.58              6.63            --     2009
                                                                              10.12              5.58            --     2008
                                                                              10.00             10.12            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.33            $ 8.89            --     2010
                                                                               5.91              8.33            --     2009
                                                                              11.13              5.91            --     2008
                                                                              10.00             11.13            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.22            $ 9.30           179     2010
                                                                               6.04              8.22           183     2009
                                                                              10.35              6.04           219     2008
                                                                              10.00             10.35            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.66            $ 8.67           763     2010
                                                                               6.12              7.66           458     2009
                                                                              10.20              6.12           510     2008
                                                                              10.00             10.20            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.80            $ 9.38           352     2010
                                                                               5.83              7.80            64     2009
                                                                               9.62              5.83            79     2008
                                                                              10.00              9.62           205     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.64            $ 8.25            --     2010
                                                                               5.13              6.64            --     2009
                                                                              10.34              5.13            --     2008
                                                                              10.00             10.34            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.34            $11.42            --     2010
                                                                               8.71             10.34            --     2009
                                                                              10.60              8.71            --     2008
                                                                              10.00             10.60            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.36            $11.59           143     2010
                                                                               7.56             10.36            98     2009
                                                                              10.10              7.56           115     2008
                                                                              10.00             10.10            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.42            $12.46            --     2010
                                                                              12.22             11.42            89     2009
                                                                              10.66             12.22            69     2008
                                                                              10.00             10.66           254     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.31            $11.64           572     2010
                                                                              10.21             11.31           718     2009
                                                                              10.49             10.21           671     2008
                                                                              10.00             10.49         1,525     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares         $12.10            $12.79          436      2010
                                                                 10.86             12.10          210      2009
                                                                 10.60             10.86          196      2008
                                                                 10.00             10.60          253      2007
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.71            $11.25           --      2010
                                                                  6.54              9.71           --      2009
                                                                 11.51              6.54           --      2008
                                                                 10.00             11.51           --      2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.26            $10.09           --      2010
                                                                  6.66              9.26           --      2009
                                                                 10.91              6.66           --      2008
                                                                 10.00             10.91           --      2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.82            $10.31           --      2010
                                                                  6.39              9.82           --      2009
                                                                 10.78              6.39           --      2008
                                                                 10.00             10.78          245      2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.87            $14.79           --      2010
                                                                  6.88             11.87           42      2009
                                                                 15.04              6.88           64      2008
                                                                 10.00             15.04           44      2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56           --      2010
---------------------------------------------------------------------------------------------------------------

  LIFETIME INCOME PLUS 2007 (FOR SINGLE ANNUITANT CONTRACTS) AND THE ENHANCED
                        PAYMENT BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.72            $ 7.02            --     2010
                                                                               4.66              6.72            --     2009
                                                                               9.92              4.66            --     2008
                                                                              10.00              9.92            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.27            $ 8.20            --     2010
                                                                               6.15              7.27            --     2009
                                                                              10.95              6.15            --     2008
                                                                              10.00             10.95            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.03            $ 9.66            --     2010
                                                                               7.21              9.03            --     2009
                                                                              10.56              7.21            --     2008
                                                                              10.00             10.56            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.49            $ 9.34         5,322     2010
                                                                               6.45              8.49         8,372     2009
                                                                              11.10              6.45         9,402     2008
                                                                              10.00             11.10        15,350     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.47            $ 8.44            --     2010
                                                                               5.96              7.47            --     2009
                                                                               9.50              5.96            --     2008
                                                                              10.00              9.50        14,626     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.76            $ 9.58        20,057     2010
                                                                               7.32              8.76        21,472     2009
                                                                               9.70              7.32        11,059     2008
                                                                              10.00              9.70        10,646     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.42            $ 9.06            --     2010
                                                                               6.93              8.42            --     2009
                                                                              10.16              6.93            --     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.93            $10.34            --     2010
                                                                               5.97              8.93            --     2009
                                                                              11.64              5.97            --     2008
                                                                              10.00             11.64            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.97            $ 7.68            --     2010
                                                                               5.93              6.97            --     2009
                                                                              10.24              5.93            --     2008
                                                                              10.00             10.24            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.15            $ 6.27        15,854     2010
                                                                               4.69              6.15        15,405     2009
                                                                              10.28              4.69        17,229     2008
                                                                              10.00             10.28        38,696     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.74            $ 9.37            --     2010
                                                                               6.53              8.74            --     2009
                                                                              11.11              6.53            --     2008
                                                                              10.00             11.11            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                    $ 8.21            $10.95            --     2010
                                                                               5.95              8.21            --     2009
                                                                              11.21              5.95            --     2008
                                                                              10.00             11.21            --     2007
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.03            $11.32
                                                                                         10.25             11.03
                                                                                         10.66             10.25
                                                                                         10.00             10.66
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 7.82            $ 8.59
                                                                                          6.12              7.82
                                                                                          9.94              6.12
                                                                                         10.00              9.94
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $10.56            $11.32
                                                                                          8.94             10.56
                                                                                         11.40              8.94
                                                                                         10.00             11.40
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.53            $ 8.47
                                                                                          6.09              7.53
                                                                                         10.55              6.09
                                                                                         10.00             10.55
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.05            $ 8.83
                                                                                          5.64              7.05
                                                                                          9.65              5.64
                                                                                         10.00              9.65
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.35            $ 9.91
                                                                                          6.75              8.35
                                                                                         11.42              6.75
                                                                                         10.00             11.42
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 7.84            $ 8.70
                                                                                          5.82              7.84
                                                                                         11.57              5.82
                                                                                         10.00             11.57
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $ 9.95            $10.60
                                                                                          7.06              9.95
                                                                                          9.92              7.06
                                                                                         10.00              9.92
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $10.80            $12.06
                                                                                          7.25             10.80
                                                                                         10.05              7.25
                                                                                         10.00             10.05
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 8.44            $ 9.71
                                                                                          6.70              8.44
                                                                                         11.80              6.70
                                                                                         10.00             11.80
---------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                             $ 9.23            $10.62
                                                                                          6.84              9.23
                                                                                         10.63              6.84
                                                                                         10.00             10.63
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                           10,853     2010
                                                                                     17,063     2009
                                                                                     15,303     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          75,808     2010
                                                                                     74,744     2009
                                                                                     70,469     2008
                                                                                     55,572     2007
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       5,694     2010
                                                                                      6,013     2009
                                                                                      6,989     2008
                                                                                     14,715     2007
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                           --     2010
                                                                                      4,784     2009
                                                                                      5,545     2008
                                                                                     11,367     2007
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                   --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                        7,691     2010
                                                                                      5,658     2009
                                                                                      6,097     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
----------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                          19,891     2010
                                                                                     21,359     2009
                                                                                     25,444     2008
                                                                                     23,661     2007
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.47            $ 9.67             --    2010
                                                                                    6.40              8.47             --    2009
                                                                                   11.44              6.40             --    2008
                                                                                   10.00             11.44         12,324    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.88            $ 9.08             --    2010
                                                                                    5.94              7.88             --    2009
                                                                                   10.38              5.94             --    2008
                                                                                   10.00             10.38             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.02            $ 7.87             --    2010
                                                                                    5.53              7.02             --    2009
                                                                                    9.91              5.53             --    2008
                                                                                   10.00              9.91         11,320    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.94            $ 9.60             --    2010
                                                                                    6.35              7.94             --    2009
                                                                                   12.35              6.35             --    2008
                                                                                   10.00             12.35             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.70            $ 8.61             --    2010
                                                                                    6.21              7.70             --    2009
                                                                                   10.94              6.21             --    2008
                                                                                   10.00             10.94             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.68            $11.22             --    2010
                                                                                    9.47             10.68             --    2009
                                                                                   10.05              9.47             --    2008
                                                                                   10.00             10.05         11,301    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.14            $11.47             --    2010
                                                                                    6.69              9.14             --    2009
                                                                                   11.35              6.69             --    2008
                                                                                   10.00             11.35          4,992    2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.51            $ 9.26             --    2010
                                                                                    4.89              7.51             --    2009
                                                                                   10.28              4.89             --    2008
                                                                                   10.00             10.28             --    2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.22            $10.14        125,613    2010
                                                                                    6.96              9.22        134,660    2009
                                                                                   10.13              6.96        171,757    2008
                                                                                   10.00             10.13        178,023    2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.87            $ 8.48         30,777    2010
                                                                                    6.19              7.87         33,844    2009
                                                                                    9.89              6.19         38,292    2008
                                                                                   10.00              9.89         38,982    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.61            $ 8.26          8,961    2010
                                                                                    6.18              7.61         15,572    2009
                                                                                   10.06              6.18         16,208    2008
                                                                                   10.00             10.06             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.17            $ 7.52             --    2010
                                                                                    5.60              7.17             --    2009
                                                                                    9.95              5.60             --    2008
                                                                                   10.00              9.95             --    2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                      NUMBER OF
                                                                    ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                   UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                      BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                             $ 8.63            $ 9.40             --    2010
                                                                         7.05              8.63             --    2009
                                                                        10.76              7.05             --    2008
                                                                        10.00             10.76             --    2007
----------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                        $ 9.97            $10.47             --    2010
                                                                         9.46              9.97             --    2009
                                                                        10.21              9.46             --    2008
                                                                        10.00             10.21             --    2007
----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                $ 9.24            $11.38             --    2010
                                                                         6.69              9.24             --    2009
                                                                        11.02              6.69             --    2008
                                                                        10.00             11.02          5,110    2007
----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                    $10.01            $ 9.78             --    2010
                                                                        10.23             10.01             --    2009
                                                                        10.24             10.23             --    2008
                                                                        10.00             10.24             --    2007
----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                         $ 8.64            $ 9.42             --    2010
                                                                         6.38              8.64             --    2009
                                                                        10.31              6.38             --    2008
                                                                        10.00             10.31             --    2007
----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                        $ 6.89            $ 8.67          2,894    2010
                                                                         5.19              6.89          3,459    2009
                                                                         8.32              5.19          4,067    2008
                                                                        10.00              8.32             --    2007
----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                $ 7.75            $ 8.69             --    2010
                                                                         6.28              7.75             --    2009
                                                                        10.28              6.28             --    2008
                                                                        10.00             10.28          8,175    2007
----------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                              $ 7.82            $ 9.73             --    2010
                                                                         6.12              7.82             --    2009
                                                                        10.04              6.12             --    2008
                                                                        10.00             10.04             --    2007
----------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                  $ 8.83            $ 9.43        171,250    2010
                                                                         7.50              8.83        177,207    2009
                                                                        10.88              7.50        178,315    2008
                                                                        10.00             10.88        155,081    2007
----------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                   $ 8.47            $ 9.12             --    2010
                                                                         6.59              8.47             --    2009
                                                                        10.55              6.59             --    2008
                                                                        10.00             10.55             --    2007
----------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                       $ 9.42            $11.50          2,137    2010
                                                                         6.41              9.42             --    2009
                                                                        10.00              6.41             --    2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                     $ 8.94            $ 9.72             --    2010
                                                                         7.00              8.94             --    2009
                                                                        10.00              7.00             --    2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares          $ 8.59            $ 9.15          8,133    2010
                                                                         7.57              8.59         13,722    2009
                                                                        10.00              7.57         13,291    2008
----------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares         $10.00            $10.86             --    2010
----------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.19            $11.49        21,363
                                                                                    10.55             11.19        10,476
                                                                                    10.00             10.55         9,380
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.71            $11.74         6,347
                                                                                     7.45              9.71        14,792
                                                                                    10.00              7.45        16,410
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.27            $11.79        25,216
                                                                                     7.22             10.27        18,404
                                                                                    10.00              7.22        22,337
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.46            $10.24         7,276
                                                                                     6.56              8.46         5,610
                                                                                    10.00              6.56         6,246
------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                             $10.82            $11.42        56,876
                                                                                     8.82             10.82        59,156
                                                                                    10.76              8.82        63,407
                                                                                    10.00             10.76        66,187
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                $10.40            $10.82         4,561
                                                                                     7.30             10.40        13,733
                                                                                    13.42              7.30        16,588
                                                                                    10.00             13.42        10,582
------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II          $ 7.48            $ 9.11            --
                                                                                     5.71              7.48            --
                                                                                     9.84              5.71            --
                                                                                    10.00              9.84            --
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --           $ 7.39            $ 8.41            --
   Class I                                                                           5.85              7.39            --
                                                                                     9.44              5.85            --
                                                                                    10.00              9.44            --
------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                     $ 9.05            $ 9.92            --
                                                                                     6.67              9.05            --
                                                                                    10.83              6.67            --
                                                                                    10.00             10.83            --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                            $ 8.67            $ 9.39            --
                                                                                     7.01              8.67            --
                                                                                    10.76              7.01            --
                                                                                    10.00             10.76            --
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                               $ 8.85            $ 9.47        10,291
                                                                                     7.70              8.85        10,469
                                                                                    10.15              7.70        10,620
                                                                                    10.00             10.15        12,046
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                  $ 9.85            $10.91            --
                                                                                     7.59              9.85            --
                                                                                    12.50              7.59            --
                                                                                    10.00             12.50            --
------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                   $ 6.61            $ 7.27        12,263
                                                                                     5.56              6.61        12,809
                                                                                    10.11              5.56        13,589
                                                                                    10.00             10.11        12,120
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                       2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                          2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II    2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --     2010
   Class I                                                                   2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares               2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                      2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                         2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             2010
                                                                             2009
                                                                             2008
                                                                             2007
---------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.30            $ 8.85            --     2010
                                                                               5.90              8.30            --     2009
                                                                              11.12              5.90            --     2008
                                                                              10.00             11.12            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.20            $ 9.26         7,989     2010
                                                                               6.03              8.20         8,633     2009
                                                                              10.34              6.03        10,133     2008
                                                                              10.00             10.34            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.63            $ 8.63        34,354     2010
                                                                               6.11              7.63        21,592     2009
                                                                              10.19              6.11        23,345     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.78            $ 9.34        15,826     2010
                                                                               5.82              7.78         3,065     2009
                                                                               9.61              5.82         3,583     2008
                                                                              10.00              9.61         8,738     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.62            $ 8.22            --     2010
                                                                               5.12              6.62            --     2009
                                                                              10.33              5.12            --     2008
                                                                              10.00             10.33            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.31            $11.37            --     2010
                                                                               8.69             10.31            --     2009
                                                                              10.58              8.69            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.33            $11.54         6,408     2010
                                                                               7.54             10.33         4,608     2009
                                                                              10.09              7.54         5,502     2008
                                                                              10.00             10.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.39            $12.41            --     2010
                                                                              12.20             11.39         4,086     2009
                                                                              10.65             12.20         3,241     2008
                                                                              10.00             10.65        10,799     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.27            $11.59        25,438     2010
                                                                              10.19             11.27        33,433     2009
                                                                              10.48             10.19        31,194     2008
                                                                              10.00             10.48        64,876     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.07            $12.74        19,329     2010
                                                                              10.83             12.07         9,740     2009
                                                                              10.59             10.83         9,149     2008
                                                                              10.00             10.59        10,764     2007
----------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                                         $ 9.68            $11.20            --     2010
                                                                               6.52              9.68            --     2009
                                                                              11.50              6.52            --     2008
                                                                              10.00             11.50            --     2007
----------------------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.23            $10.04            --     2010
                                                                               6.64              9.23            --     2009
                                                                              10.90              6.64            --     2008
                                                                              10.00             10.90            --     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.79            $10.27            --     2010
                                                                  6.37              9.79            --     2009
                                                                 10.77              6.37            --     2008
                                                                 10.00             10.77        10,404     2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.83            $14.73            --     2010
                                                                  6.87             11.83         2,024     2009
                                                                 15.02              6.87         3,067     2008
                                                                 10.00             15.02         1,936     2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55            --     2010
---------------------------------------------------------------------------------------------------------------

LIFETIME INCOME PLUS (FOR SINGLE ANNUITANT CONTRACTS) AND THE ENHANCED PAYMENT
                            BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 7.12            $ 7.45            --     2010
                                                                               4.93              7.12            --     2009
                                                                              10.48              4.93            --     2008
                                                                              10.58             10.48            --     2007
                                                                              10.00             10.58            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.18            $ 8.10            --     2010
                                                                               6.06              7.18            --     2009
                                                                              10.77              6.06            --     2008
                                                                               9.84             10.77            --     2007
                                                                              10.00              9.84            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.75            $10.44            --     2010
                                                                               7.77              9.75            --     2009
                                                                              11.37              7.77            --     2008
                                                                              10.75             11.37            --     2007
                                                                              10.00             10.75            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 9.43            $10.38         1,054     2010
                                                                               7.15              9.43         1,614     2009
                                                                              12.29              7.15         1,771     2008
                                                                              10.98             12.29         2,997     2007
                                                                              10.00             10.98            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 8.78            $10.27            --     2010
                                                                               5.42              8.78            --     2009
                                                                              10.90              5.42            --     2008
                                                                               9.55             10.90            --     2007
                                                                              10.00              9.55            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 8.21            $ 9.29            --     2010
                                                                               6.54              8.21            --     2009
                                                                              10.42              6.54            --     2008
                                                                              10.91             10.42         2,881     2007
                                                                              10.00             10.91            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.79            $ 9.63            --     2010
                                                                               7.34              8.79            --     2009
                                                                               9.71              7.34            --     2008
                                                                              10.00              9.71            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.45            $ 9.11            --     2010
                                                                               6.94              8.45            --     2009
                                                                              10.17              6.94            --     2008
                                                                              10.00             10.17            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 9.21            $10.68            --     2010
                                                                               6.15              9.21            --     2009
                                                                              11.96              6.15            --     2008
                                                                              10.20             11.96            --     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 7.71            $ 8.51            --     2010
                                                                               6.55              7.71            --     2009
                                                                              11.30              6.55            --     2008
                                                                              11.02             11.30            --     2007
                                                                              10.00             11.02            --     2006
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                            $ 6.91            $ 7.05
                                                                                          5.26              6.91
                                                                                         11.52              5.26
                                                                                         11.16             11.52
                                                                                         10.00             11.16
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                               $ 8.65            $ 9.29
                                                                                          6.45              8.65
                                                                                         10.96              6.45
                                                                                          9.86             10.96
                                                                                         10.00              9.86
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 7.68            $10.26
                                                                                          5.56              7.68
                                                                                         10.45              5.56
                                                                                          9.40             10.45
                                                                                         10.00              9.40
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.26            $11.58
                                                                                         10.45             11.26
                                                                                         10.86             10.45
                                                                                         10.14             10.86
                                                                                         10.00             10.14
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 8.71            $ 9.58
                                                                                          6.80              8.71
                                                                                         11.03              6.80
                                                                                         11.11             11.03
                                                                                         10.00             11.11
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $11.07            $11.89
                                                                                          9.36             11.07
                                                                                         11.92              9.36
                                                                                         10.44             11.92
                                                                                         10.00             10.44
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.61            $ 8.56
                                                                                          6.14              7.61
                                                                                         10.63              6.14
                                                                                         10.06             10.63
                                                                                         10.00             10.06
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.05            $ 8.85
                                                                                          5.63              7.05
                                                                                          9.63              5.63
                                                                                          9.96              9.63
                                                                                         10.00              9.96
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.58            $10.20
                                                                                          6.93              8.58
                                                                                         11.70              6.93
                                                                                         10.18             11.70
                                                                                         10.00             10.18
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 8.40            $ 9.34
                                                                                          6.22              8.40
                                                                                         12.35              6.22
                                                                                         10.56             12.35
                                                                                         10.00             10.56
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                          3,102     2010
                                                                                      2,935     2009
                                                                                      3,204     2008
                                                                                      7,451     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                            2,357     2010
                                                                                      3,571     2009
                                                                                      3,143     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          20,640     2010
                                                                                     23,132     2009
                                                                                     21,436     2008
                                                                                     25,540     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B       1,171     2010
                                                                                      1,204     2009
                                                                                      1,364     2008
                                                                                      2,979     2007
                                                                                         --     2006
----------------------------------------------------------------------------------------------------

                                                                                                       NUMBER OF
                                                                     ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                    UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                       BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
-----------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                          $10.20            $10.88            --     2010
                                                                          7.23             10.20           995     2009
                                                                         10.14              7.23         1,145     2008
                                                                         10.20             10.14         2,386     2007
                                                                         10.00             10.20            --     2006
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $11.48            $12.84            --     2010
                                                                          7.70             11.48            --     2009
                                                                         10.65              7.70            --     2008
                                                                         10.56             10.65            --     2007
                                                                         10.00             10.56            --     2006
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $ 8.73            $10.06         1,638     2010
                                                                          6.92              8.73         1,170     2009
                                                                         12.17              6.92         1,250     2008
                                                                         10.32             12.17            --     2007
                                                                         10.00             10.32            --     2006
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $ 9.61            $11.07            --     2010
                                                                          7.10              9.61            --     2009
                                                                         11.03              7.10            --     2008
                                                                         10.38             11.03            --     2007
                                                                         10.00             10.38            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $ 8.72            $ 9.97            --     2010
                                                                          6.58              8.72            --     2009
                                                                         11.74              6.58            --     2008
                                                                         10.24             11.74         2,590     2007
                                                                         10.00             10.24            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $ 8.06            $ 9.30            --     2010
                                                                          6.07              8.06            --     2009
                                                                         10.58              6.07            --     2008
                                                                         10.14             10.58            --     2007
                                                                         10.00             10.14            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 7.72            $ 8.68            --     2010
                                                                          6.08              7.72            --     2009
                                                                         10.87              6.08            --     2008
                                                                         10.98             10.87         2,228     2007
                                                                         10.00             10.98            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $ 8.04            $ 9.74            --     2010
                                                                          6.43              8.04            --     2009
                                                                         12.47              6.43            --     2008
                                                                         10.07             12.47            --     2007
                                                                         10.00             10.07            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $ 8.14            $ 9.12            --     2010
                                                                          6.55              8.14            --     2009
                                                                         11.53              6.55            --     2008
                                                                         10.55             11.53            --     2007
                                                                         10.00             10.55            --     2006
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.73            $11.28            --     2010
                                                                          9.50             10.73            --     2009
                                                                         10.06              9.50            --     2008
                                                                         10.00             10.06         2,420     2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 8.91            $11.20             --    2010
                                                                                    6.52              8.91             --    2009
                                                                                   11.04              6.52             --    2008
                                                                                    9.78             11.04          1,108    2007
                                                                                   10.00              9.78             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.98            $ 9.86             --    2010
                                                                                    5.19              7.98             --    2009
                                                                                   10.90              5.19             --    2008
                                                                                   10.57             10.90             --    2007
                                                                                   10.00             10.57             --    2006
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.23            $11.27        163,838    2010
                                                                                    7.71             10.23        175,674    2009
                                                                                   11.21              7.71        185,954    2008
                                                                                   11.05             11.21        182,124    2007
                                                                                   10.00             11.05             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.90            $ 8.52             --    2010
                                                                                    6.20              7.90             --    2009
                                                                                    9.89              6.20             --    2008
                                                                                   10.00              9.89             --    2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 8.33            $ 9.06          1,799    2010
                                                                                    6.76              8.33          3,034    2009
                                                                                   10.99              6.76          3,126    2008
                                                                                   10.86             10.99             --    2007
                                                                                   10.00             10.86             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 7.96            $ 8.36             --    2010
                                                                                    6.21              7.96             --    2009
                                                                                   11.01              6.21             --    2008
                                                                                   11.00             11.01             --    2007
                                                                                   10.00             11.00             --    2006
---------------------------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.44            $10.30             --    2010
                                                                                    7.70              9.44             --    2009
                                                                                   11.74              7.70             --    2008
                                                                                   10.90             11.74             --    2007
                                                                                   10.00             10.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.37            $10.91             --    2010
                                                                                    9.83             10.37             --    2009
                                                                                   10.60              9.83             --    2008
                                                                                   10.34             10.60             --    2007
                                                                                   10.00             10.34             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.17            $11.32             --    2010
                                                                                    6.63              9.17             --    2009
                                                                                   10.90              6.63             --    2008
                                                                                    9.90             10.90          1,113    2007
                                                                                   10.00              9.90             --    2006
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.24            $10.01             --    2010
                                                                                   10.44             10.24             --    2009
                                                                                   10.44             10.44             --    2008
                                                                                   10.17             10.44         35,626    2007
                                                                                   10.00             10.17             --    2006
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  NUMBER OF
                                                                                ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                               UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                  BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                     $ 9.03            $ 9.86             --
                                                                                     6.66              9.03             --
                                                                                    10.74              6.66             --
                                                                                    10.43             10.74             --
                                                                                    10.00             10.43             --
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                                      $10.61            527
                                                                                   $ 8.41              8.41            603
                                                                                     6.34              6.34            715
                                                                                    10.13             10.13             --
                                                                                    12.16             12.16             --
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                            $ 8.41            $ 9.45             --
                                                                                     6.81              8.41             --
                                                                                    11.13              6.81             --
                                                                                    10.83             11.13          1,630
                                                                                    10.00             10.83             --
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                          $ 7.76            $ 9.67             --
                                                                                     6.06              7.76             --
                                                                                     9.93              6.06             --
                                                                                     9.92              9.93             --
                                                                                    10.00              9.92             --
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                              $ 9.39            $10.04        101,810
                                                                                     7.96              9.39        108,913
                                                                                    11.53              7.96        103,815
                                                                                    10.57             11.53        108,830
                                                                                    10.00             10.57             --
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                               $ 9.18            $ 9.90             --
                                                                                     7.13              9.18             --
                                                                                    11.41              7.13             --
                                                                                    10.80             11.41             --
                                                                                    10.00             10.80             --
------------------------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                                   $ 9.43            $11.54            470
                                                                                     6.42              9.43             --
                                                                                    10.00              6.42             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                                 $ 8.96            $ 9.75             --
                                                                                     7.00              8.96             --
                                                                                    10.00              7.00             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                      $ 8.61            $ 9.19          1,788
                                                                                     7.58              8.61          2,918
                                                                                    10.00              7.58          2,813
------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                     $10.00            $10.87             --
------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares           $11.21            $11.53          4,719
                                                                                    10.56             11.21          2,232
                                                                                    10.00             10.56          1,962
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares         $ 9.73            $11.78          1,395
                                                                                     7.45              9.73          3,145
                                                                                    10.00              7.45          3,442
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                 $10.29            $11.83          5,548
                                                                                     7.22             10.29          3,918
                                                                                    10.00              7.22          4,711
------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                    $ 8.48            $10.27          1,599
                                                                                     6.56              8.48          1,192
                                                                                    10.00              6.56          1,325
------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                  YEAR
---------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                               2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                              2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                      2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                    2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                        2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                         2010
                                                                             2009
                                                                             2008
                                                                             2007
                                                                             2006
---------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares                             2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares               2010
---------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares     2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares   2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                           2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares              2010
                                                                             2009
                                                                             2008
---------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $11.43            $12.09            --
                                                                                        9.31             11.43            --
                                                                                       11.34              9.31            --
                                                                                       10.51             11.34            --
                                                                                       10.00             10.51            --
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.83            $11.27           964
                                                                                        7.58             10.83         2,810
                                                                                       13.92              7.58         3,374
                                                                                       10.42             13.92         2,201
                                                                                       10.00             10.42            --
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.71            $ 9.40            --
                                                                                        5.87              7.71            --
                                                                                       10.11              5.87            --
                                                                                       10.30             10.11            --
                                                                                       10.00             10.30            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.59            $ 8.32            --
                                                                                        6.33              7.59            --
                                                                                        9.95              6.33            --
                                                                                       10.00              9.95            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.42            $ 8.46            --
   Class I                                                                              5.86              7.42            --
                                                                                        9.45              5.86            --
                                                                                       10.00              9.45            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.33            $10.23            --
                                                                                        6.86              9.33            --
                                                                                       11.12              6.86            --
                                                                                       10.25             11.12            --
                                                                                       10.00             10.25            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 9.23            $10.01            --
                                                                                        7.46              9.23            --
                                                                                       11.43              7.46            --
                                                                                       10.62             11.43            --
                                                                                       10.00             10.62            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 9.48            $10.16        10,995
                                                                                        8.23              9.48        10,765
                                                                                       10.83              8.23         9,869
                                                                                       10.66             10.83        10,601
                                                                                       10.00             10.66            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                                     $11.98            $13.30            --
                                                                                        9.22             11.98            --
                                                                                       15.15              9.22            --
                                                                                       12.15             15.15            --
                                                                                       10.00             12.15            --
---------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
---------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                      $ 7.14            $ 7.87            --
                                                                                        6.00              7.14            --
                                                                                       10.89              6.00            --
                                                                                       10.76             10.89            --
                                                                                       10.00             10.76            --
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                               2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                                2010
                                                                                2009
                                                                                2008
                                                                                2007
                                                                                2006
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.47            $ 9.05            --     2010
                                                                               6.01              8.47            --     2009
                                                                              11.31              6.01            --     2008
                                                                              10.16             11.31            --     2007
                                                                              10.00             10.16            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.72            $ 9.87         1,650     2010
                                                                               6.40              8.72         1,734     2009
                                                                              10.96              6.40         2,001     2008
                                                                              10.57             10.96            --     2007
                                                                              10.00             10.57            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 8.17            $ 9.26         7,065     2010
                                                                               6.53              8.17         4,302     2009
                                                                              10.88              6.53         4,607     2008
                                                                              10.68             10.88            --     2007
                                                                              10.00             10.68            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.77            $ 9.35         3,492     2010
                                                                               5.80              7.77           654     2009
                                                                               9.57              5.80           762     2008
                                                                               9.93              9.57         1,896     2007
                                                                              10.00              9.93            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.39            $ 7.94            --     2010
                                                                               4.94              6.39            --     2009
                                                                               9.94              4.94            --     2008
                                                                               9.59              9.94            --     2007
                                                                              10.00              9.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.69            $11.82            --     2010
                                                                               9.00             10.69            --     2009
                                                                              10.95              9.00            --     2008
                                                                              10.35             10.95            --     2007
                                                                              10.00             10.35            --     2006
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.89            $12.19         1,341     2010
                                                                               7.94             10.89           932     2009
                                                                              10.61              7.94         1,097     2008
                                                                              10.48             10.61            --     2007
                                                                              10.00             10.48            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $12.19            $13.31            --     2010
                                                                              13.04             12.19           816     2009
                                                                              11.36             13.04           632     2008
                                                                              10.59             11.36         2,166     2007
                                                                              10.00             10.59            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.56            $11.90         5,482     2010
                                                                              10.43             11.56         6,964     2009
                                                                              10.71             10.43         6,383     2008
                                                                              10.20             10.71        13,625     2007
                                                                              10.00             10.20            --     2006
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.53            $13.25         4,118     2010
                                                                              11.24             12.53         2,001     2009
                                                                              10.97             11.24         1,844     2008
                                                                              10.31             10.97         2,227     2007
                                                                              10.00             10.31            --     2006
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.96            $11.54            --     2010
                                                                  6.70              9.96            --     2009
                                                                 11.79              6.70            --     2008
                                                                 10.23             11.79            --     2007
                                                                 10.00             10.23            --     2006
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.27            $10.10            --     2010
                                                                  6.66              9.27            --     2009
                                                                 10.91              6.66            --     2008
                                                                 10.00             10.91            --     2007
                                                                 10.00             10.00            --     2006
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $10.35            $10.87            --     2010
                                                                  6.73             10.35            --     2009
                                                                 11.35              6.73            --     2008
                                                                 10.54             11.35         2,127     2007
                                                                 10.00             10.54            --     2006
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $10.90            $13.59            --     2010
                                                                  6.32             10.90           470     2009
                                                                 13.80              6.32           688     2008
                                                                  9.55             13.80           455     2007
                                                                 10.00              9.55            --     2006
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.56            --     2010
---------------------------------------------------------------------------------------------------------------

 LIFETIME INCOME PLUS (FOR JOINT ANNUITANT CONTRACTS) AND THE ENHANCED PAYMENT
                            BENEFIT OPTION ELECTED

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Basic Value Fund -- Series II shares                          $ 6.72            $ 7.02            --     2010
                                                                               4.66              6.72            --     2009
                                                                               9.92              4.66            --     2008
                                                                              10.00              9.92            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Capital Appreciation Fund -- Series I shares                  $ 7.27            $ 8.20            --     2010
                                                                               6.15              7.27            --     2009
                                                                              10.95              6.15            --     2008
                                                                              10.00             10.95            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. Core Equity Fund -- Series I shares                           $ 9.03            $ 9.66            --     2010
                                                                               7.21              9.03            --     2009
                                                                              10.56              7.21            --     2008
                                                                              10.00             10.56            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco V.I. International Growth Fund -- Series II shares                 $ 8.49            $ 9.34           284     2010
                                                                               6.45              8.49           457     2009
                                                                              11.10              6.45           562     2008
                                                                              10.00             11.10           892     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Capital Growth Fund -- Series II shares            $ 9.14            $10.68            --     2010
                                                                               5.65              9.14            --     2009
                                                                              11.38              5.65            --     2008
                                                                              10.00             11.38            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Comstock Fund -- Series II shares                  $ 7.47            $ 8.44            --     2010
                                                                               5.96              7.47            --     2009
                                                                               9.50              5.96            --     2008
                                                                              10.00              9.50           858     2007
----------------------------------------------------------------------------------------------------------------------------
  Invesco Van Kampen V.I. Equity and Income Fund -- Series II shares         $ 8.76            $ 9.58            --     2010
                                                                               7.32              8.76            --     2009
                                                                               9.70              7.32            --     2008
                                                                              10.00              9.70            --     2007
----------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B            $ 8.42            $ 9.06            --     2010
                                                                               6.93              8.42            --     2009
                                                                              10.16              6.93            --     2008
                                                                              10.00             10.16            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B              $ 8.93            $10.34            --     2010
                                                                               5.97              8.93            --     2009
                                                                              11.64              5.97            --     2008
                                                                              10.00             11.64            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                   $ 6.97            $ 7.68            --     2010
                                                                               5.93              6.97            --     2009
                                                                              10.24              5.93            --     2008
                                                                              10.00             10.24            --     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                 $ 6.15            $ 6.27           843     2010
                                                                               4.69              6.15           833     2009
                                                                              10.28              4.69         1,036     2008
                                                                              10.00             10.28         2,240     2007
----------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                    $ 8.74            $ 9.37            --     2010
                                                                               6.53              8.74            --     2009
                                                                              11.11              6.53            --     2008
                                                                              10.00             11.11            --     2007
----------------------------------------------------------------------------------------------------------------------------


                                                                                     ACCUMULATION      ACCUMULATION
                                                                                    UNIT VALUES AT    UNIT VALUES AT
SUBACCOUNTS                                                                       BEGINNING OF PERIOD END OF PERIOD
---------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                               $ 8.21            $10.95
                                                                                          5.95              8.21
                                                                                         11.21              5.95
                                                                                         10.00             11.21
---------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
---------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              $11.03            $11.32
                                                                                         10.25             11.03
                                                                                         10.66             10.25
                                                                                         10.00             10.66
---------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                   $ 7.82            $ 8.59
                                                                                          6.12              7.82
                                                                                          9.94              6.12
                                                                                         10.00              9.94
---------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                             $10.56            $11.32
                                                                                          8.94             10.56
                                                                                         11.40              8.94
                                                                                         10.00             11.40
---------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                              $ 7.53            $ 8.47
                                                                                          6.09              7.53
                                                                                         10.55              6.09
                                                                                         10.00             10.55
---------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                           $ 7.05            $ 8.83
                                                                                          5.64              7.05
                                                                                          9.65              5.64
                                                                                         10.00              9.65
---------------------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                              $ 8.35            $ 9.91
                                                                                          6.75              8.35
                                                                                         11.42              6.75
                                                                                         10.00             11.42
---------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         $ 7.84            $ 8.70
                                                                                          5.82              7.84
                                                                                         11.57              5.82
                                                                                         10.00             11.57
---------------------------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                          $ 9.95            $10.60
                                                                                          7.06              9.95
                                                                                          9.92              7.06
                                                                                         10.00              9.92
---------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
---------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                  $10.80            $12.06
                                                                                          7.25             10.80
                                                                                         10.05              7.25
                                                                                         10.00             10.05
---------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          $ 8.44            $ 9.71
                                                                                          6.70              8.44
                                                                                         11.80              6.70
                                                                                         10.00             11.80
---------------------------------------------------------------------------------------------------------------------

                                                                                    NUMBER OF
                                                                                  ACCUMULATION
                                                                                    UNITS AT
SUBACCOUNTS                                                                       END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                                --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
----------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                              565     2010
                                                                                        930     2009
                                                                                        874     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
----------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                                    --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                          10,818     2010
                                                                                     10,783     2009
                                                                                     10,583     2008
                                                                                     11,992     2007
----------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                            --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
COLUMBIA FUNDS VARIABLE INSURANCE TRUST I
----------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                               --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series -- Class B         301     2010
                                                                                        325     2009
                                                                                        420     2008
                                                                                        857     2007
----------------------------------------------------------------------------------------------------
EATON VANCE VARIABLE TRUST
----------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                           --     2010
                                                                                        264     2009
                                                                                        305     2008
                                                                                        681     2007
----------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                                   --     2010
                                                                                         --     2009
                                                                                         --     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                          409     2010
                                                                                        313     2009
                                                                                        350     2008
                                                                                         --     2007
----------------------------------------------------------------------------------------------------

                                                                                                                 NUMBER OF
                                                                               ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                              UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                 BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.23            $10.62         2,689     2010
                                                                                    6.84              9.23         2,948     2009
                                                                                   10.63              6.84         3,252     2008
                                                                                   10.00             10.63         3,104     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 8.47            $ 9.67            --     2010
                                                                                    6.40              8.47            --     2009
                                                                                   11.44              6.40            --     2008
                                                                                   10.00             11.44           736     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 7.88            $ 9.08            --     2010
                                                                                    5.94              7.88            --     2009
                                                                                   10.38              5.94            --     2008
                                                                                   10.00             10.38            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 7.02            $ 7.87            --     2010
                                                                                    5.53              7.02            --     2009
                                                                                    9.91              5.53            --     2008
                                                                                   10.00              9.91           672     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 7.94            $ 9.60            --     2010
                                                                                    6.35              7.94            --     2009
                                                                                   12.35              6.35            --     2008
                                                                                   10.00             12.35            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 7.70            $ 8.61            --     2010
                                                                                    6.21              7.70            --     2009
                                                                                   10.94              6.21            --     2008
                                                                                   10.00             10.94            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.68            $11.22            --     2010
                                                                                    9.47             10.68            --     2009
                                                                                   10.05              9.47            --     2008
                                                                                   10.00             10.05           670     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.14            $11.47            --     2010
                                                                                    6.69              9.14            --     2009
                                                                                   11.35              6.69            --     2008
                                                                                   10.00             11.35           296     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 7.51            $ 9.26            --     2010
                                                                                    4.89              7.51            --     2009
                                                                                   10.28              4.89            --     2008
                                                                                   10.00             10.28            --     2007
---------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.22            $10.14        14,378     2010
                                                                                    6.96              9.22        14,950     2009
                                                                                   10.13              6.96        16,129     2008
                                                                                   10.00             10.13        15,947     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 7.87            $ 8.48            --     2010
                                                                                    6.19              7.87            --     2009
                                                                                    9.89              6.19            --     2008
                                                                                   10.00              9.89            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 7.61            $ 8.26           483     2010
                                                                                    6.18              7.61           860     2009
                                                                                   10.06              6.18           923     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                            NUMBER OF
                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares         $ 7.17            $ 7.52            --     2010
                                                               5.60              7.17            --     2009
                                                               9.95              5.60            --     2008
                                                              10.00              9.95            --     2007
------------------------------------------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.
------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                   $ 8.63            $ 9.40            --     2010
                                                               7.05              8.63            --     2009
                                                              10.76              7.05            --     2008
                                                              10.00             10.76            --     2007
------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                              $ 9.97            $10.47            --     2010
                                                               9.46              9.97            --     2009
                                                              10.21              9.46            --     2008
                                                              10.00             10.21            --     2007
------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                      $ 9.24            $11.38            --     2010
                                                               6.69              9.24            --     2009
                                                              11.02              6.69            --     2008
                                                              10.00             11.02           304     2007
------------------------------------------------------------------------------------------------------------
  Money Market Fund                                          $10.01            $ 9.78            --     2010
                                                              10.23             10.01            --     2009
                                                              10.24             10.23            --     2008
                                                              10.00             10.24            --     2007
------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares               $ 8.64            $ 9.42            --     2010
                                                               6.38              8.64            --     2009
                                                              10.31              6.38            --     2008
                                                              10.00             10.31            --     2007
------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares              $ 6.89            $ 8.67           152     2010
                                                               5.19              6.89           196     2009
                                                               8.32              5.19           239     2008
                                                              10.00              8.32            --     2007
------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                      $ 7.75            $ 8.69            --     2010
                                                               6.28              7.75            --     2009
                                                              10.28              6.28            --     2008
                                                              10.00             10.28           487     2007
------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                    $ 7.82            $ 9.73            --     2010
                                                               6.12              7.82            --     2009
                                                              10.04              6.12            --     2008
                                                              10.00             10.04            --     2007
------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                        $ 8.83            $ 9.43        16,227     2010
                                                               7.50              8.83        16,324     2009
                                                              10.88              7.50        15,765     2008
                                                              10.00             10.88        15,977     2007
------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                         $ 8.47            $ 9.12            --     2010
                                                               6.59              8.47            --     2009
                                                              10.55              6.59            --     2008
                                                              10.00             10.55            --     2007
------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund -- Service Shares             $ 9.42            $11.50           114     2010
                                                               6.41              9.42            --     2009
                                                              10.00              6.41            --     2008
------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund -- Service Shares           $ 8.94            $ 9.72            --     2010
                                                               7.00              8.94            --     2009
                                                              10.00              7.00            --     2008
------------------------------------------------------------------------------------------------------------

                                                                                                                     NUMBER OF
                                                                                   ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                                  UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                                     BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                         $ 8.59            $ 9.15           438
                                                                                        7.57              8.59           761
                                                                                       10.00              7.57           750
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                        $10.00            $10.86            --
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares              $11.19            $11.49         1,115
                                                                                       10.55             11.19           571
                                                                                       10.00             10.55           538
---------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares            $ 9.71            $11.74           338
                                                                                        7.45              9.71           833
                                                                                       10.00              7.45           955
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                                    $10.27            $11.79         1,355
                                                                                        7.22             10.27         1,019
                                                                                       10.00              7.22         1,276
---------------------------------------------------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                       $ 8.46            $10.24           393
                                                                                        6.56              8.46           316
                                                                                       10.00              6.56           351
---------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
---------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                                $10.82            $11.42         3,757
                                                                                        8.82             10.82         3,731
                                                                                       10.76              8.82         3,940
                                                                                       10.00             10.76         4,594
---------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                                   $10.40            $10.82           245
                                                                                        7.30             10.40           760
                                                                                       13.42              7.30           953
                                                                                       10.00             13.42           638
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II             $ 7.48            $ 9.11            --
                                                                                        5.71              7.48            --
                                                                                        9.84              5.71            --
                                                                                       10.00              9.84            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II         $ 7.56            $ 8.28            --
                                                                                        6.31              7.56            --
                                                                                        9.94              6.31            --
                                                                                       10.00              9.94            --
---------------------------------------------------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --              $ 7.39            $ 8.41            --
   Class I                                                                              5.85              7.39            --
                                                                                        9.44              5.85            --
                                                                                       10.00              9.44            --
---------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                        $ 9.05            $ 9.92            --
                                                                                        6.67              9.05            --
                                                                                       10.83              6.67            --
                                                                                       10.00             10.83            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                               $ 8.67            $ 9.39            --
                                                                                        7.01              8.67            --
                                                                                       10.76              7.01            --
                                                                                       10.00             10.76            --
---------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                                  $ 8.85            $ 9.47         3,014
                                                                                        7.70              8.85         3,088
                                                                                       10.15              7.70         2,867
                                                                                       10.00             10.15         3,261
---------------------------------------------------------------------------------------------------------------------------------



SUBACCOUNTS                                                                     YEAR
------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund -- Service Shares                   2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Enhanced International Index Fund -- Service Shares                  2010
------------------------------------------------------------------------------------
  Genworth Goldman Sachs Enhanced Core Bond Index Fund -- Service Shares        2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth Legg Mason ClearBridge Aggressive Growth Fund -- Service Shares      2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PIMCO StocksPLUS Fund -- Service Shares                              2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
  Genworth PYRAMIS(R) Small/Mid Cap Core Fund -- Service Shares                 2010
                                                                                2009
                                                                                2008
------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                          2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                             2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Aggressive Growth Portfolio -- Class II       2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Equity Income Builder Portfolio -- Class II   2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio --        2010
   Class I                                                                      2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                         2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                            2010
                                                                                2009
                                                                                2008
                                                                                2007
------------------------------------------------------------------------------------

                                                                                                            NUMBER OF
                                                                          ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                                         UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                                            BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                            $ 9.85            $10.91            --     2010
                                                                               7.59              9.85            --     2009
                                                                              12.50              7.59            --     2008
                                                                              10.00             12.50            --     2007
----------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $ 6.61            $ 7.27         7,888     2010
                                                                               5.56              6.61         8,222     2009
                                                                              10.11              5.56         8,241     2008
                                                                              10.00             10.11         6,534     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $ 8.30            $ 8.85            --     2010
                                                                               5.90              8.30            --     2009
                                                                              11.12              5.90            --     2008
                                                                              10.00             11.12            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $ 8.20            $ 9.26           428     2010
                                                                               6.03              8.20           474     2009
                                                                              10.34              6.03           598     2008
                                                                              10.00             10.34            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 7.63            $ 8.63         1,849     2010
                                                                               6.11              7.63         1,192     2009
                                                                              10.19              6.11         1,356     2008
                                                                              10.00             10.19            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 7.78            $ 9.34           847     2010
                                                                               5.82              7.78           172     2009
                                                                               9.61              5.82           206     2008
                                                                              10.00              9.61           522     2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Small- & Mid-Cap Growth Fund/VA -- Service Shares              $ 6.62            $ 8.22            --     2010
                                                                               5.12              6.62            --     2009
                                                                              10.33              5.12            --     2008
                                                                              10.00             10.33            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.31            $11.37            --     2010
                                                                               8.69             10.31            --     2009
                                                                              10.58              8.69            --     2008
                                                                              10.00             10.58            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.33            $11.54           339     2010
                                                                               7.54             10.33           255     2009
                                                                              10.09              7.54           319     2008
                                                                              10.00             10.09            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $11.39            $12.41            --     2010
                                                                              12.20             11.39           219     2009
                                                                              10.65             12.20           190     2008
                                                                              10.00             10.65           631     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $11.27            $11.59         1,335     2010
                                                                              10.19             11.27         1,829     2009
                                                                              10.48             10.19         1,786     2008
                                                                              10.00             10.48         3,867     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $12.07            $12.74         1,008     2010
                                                                              10.83             12.07           532     2009
                                                                              10.59             10.83           526     2008
                                                                              10.00             10.59           637     2007
----------------------------------------------------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                             ACCUMULATION      ACCUMULATION  ACCUMULATION
                                                            UNIT VALUES AT    UNIT VALUES AT   UNITS AT
SUBACCOUNTS                                               BEGINNING OF PERIOD END OF PERIOD  END OF PERIOD YEAR
---------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  NASDAQ-100(R) Fund                                            $ 9.68            $11.20           --      2010
                                                                  6.52              9.68           --      2009
                                                                 11.50              6.52           --      2008
                                                                 10.00             11.50           --      2007
---------------------------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES FUND
---------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                         $ 9.23            $10.04           --      2010
                                                                  6.64              9.23           --      2009
                                                                 10.77              6.64           --      2008
                                                                 10.00             10.90           --      2007
---------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares             $ 9.79            $10.27           --      2010
                                                                  6.37              9.79           --      2009
                                                                 10.90              6.37           --      2008
                                                                 10.00             10.77          612      2007
---------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                $11.83            $14.73           --      2010
                                                                  6.87             11.83          114      2009
                                                                 15.02              6.87          198      2008
                                                                 10.00             15.02          118      2007
---------------------------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
---------------------------------------------------------------------------------------------------------------
  Wells Fargo Advantage VT Omega Growth Fund -- Class 2         $10.00            $12.55           --      2010
---------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

STATEMENT OF ADDITIONAL INFORMATION

                                                                                                                      PAGE
THE COMPANY.......................................................................................................... B-3

THE SEPARATE ACCOUNT................................................................................................. B-3

ADDITIONAL INFORMATION ABOUT THE GUARANTEE ACCOUNT................................................................... B-3

THE CONTRACTS........................................................................................................ B-3
   Transfer of Annuity Units......................................................................................... B-3
   Net Investment Factor............................................................................................. B-4

TERMINATION OF PARTICIPATION AGREEMENTS.............................................................................. B-4

CALCULATION OF PERFORMANCE DATA...................................................................................... B-5
   Subaccounts Investing in the GE Investments Funds, Inc. -- Money Market Fund and the Dreyfus Variable Investment
     Fund -- Money Market Portfolio.................................................................................. B-5
   Other Subaccounts................................................................................................. B-6
   Other Performance Data............................................................................................ B-7

TAX MATTERS.......................................................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York........................................................... B-7
   IRS Required Distributions........................................................................................ B-7

GENERAL PROVISIONS................................................................................................... B-8
   Using the Contracts as Collateral................................................................................. B-8
   The Beneficiary................................................................................................... B-8
   Non-Participating................................................................................................. B-8
   Misstatement of Age or Gender..................................................................................... B-8
   Incontestability.................................................................................................. B-8
   Statement of Values............................................................................................... B-8
   Trust as Owner or Beneficiary..................................................................................... B-8
   Written Notice.................................................................................................... B-8

LEGAL DEVELOPMENTS REGARDING EMPLOYMENT-RELATED BENEFIT PLANS........................................................ B-9

REGULATION OF GENWORTH LIFE INSURANCE COMPANY OF NEW YORK............................................................ B-9

EXPERTS.............................................................................................................. B-9

FINANCIAL STATEMENTS................................................................................................. B-9

                  Genworth Life Insurance Company of New York
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                                Service Center
                            6610 West Broad Street
                           Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Variable Annuity Service Center
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form NY1155 4/00 (RetireReady/SM/ Choice NY), to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date